   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 25, 1997.


                                               1933 ACT REGISTRATION NO. 2-47008
                                              1940 ACT REGISTRATION NO. 811-2353
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               ------------------

                                   FORM N-1A


            REGISTRATION STATEMENT UNDER THE
               SECURITIES ACT OF 1933                                   [ ]
            Pre-Effective Amendment No.  _                              [ ]
            Post-Effective Amendment No. 43                             [X]
                                        and/or
            REGISTRATION STATEMENT UNDER THE
               INVESTMENT COMPANY ACT OF 1940                           [ ]
            Amendment No. 43                                            [X]


                        (Check appropriate box or boxes)
                               ------------------

                     KEMPER NATIONAL TAX-FREE INCOME SERIES

               (Exact name of Registrant as Specified in Charter)


                222 South Riverside Plaza, Chicago, Illinois                        60606
                   (Address of Principal Executive Office)                       (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 537-7000

              Philip J. Collora,                              With a copy to:
         Vice President and Secretary                           David Sturms
    Kemper National Tax-Free Income Series                     Cathy O'Kelly
          222 South Riverside Plaza                  Vedder, Price, Kaufman & Kammholz
           Chicago, Illinois 60606                        222 North LaSalle Street
   (Name and Address of Agent for Service)                Chicago, Illinois 60601


     It is proposed that this filing will become effective (check appropriate box)


        [ ] immediately upon filing pursuant to paragraph (b)


        [X] on November 26, 1997 pursuant to paragraph (b)


        [ ] 60 days after filing pursuant to paragraph (a)(1)

        [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

        [ ] 75 days after filing pursuant to paragraph (a)(2)

        [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

     If appropriate check the following box:

        [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
================================================================================

                     KEMPER NATIONAL TAX-FREE INCOME SERIES

                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART A
                          OF FORM N-1A AND PROSPECTUS

ITEM NUMBER
OF FORM N-1A                                      LOCATION IN PROSPECTUS
------------                                      ----------------------

 1.    Cover Page..............................   Cover Page

 2.    Synopsis................................   Summary; Summary of Expenses; Supplement to
                                                  Prospectus

 3.    Condensed Financial Information.........   Financial Highlights; Performance; Supplement
                                                  to Prospectus

 4.    General Description of Registrant.......   Summary; Investment Objectives, Policies and
                                                  Risk Factors

 5.    Management of the Fund..................   Summary; Investment Manager and Underwriter

 5A.   Management's Discussion of Financial
       Performance.............................   Performance

 6.    Capital Stock and Other Securities......   Summary; Dividends and Taxes; Purchase of
                                                  Shares; Capital Structure

 7.    Purchase of Securities Being Offered....   Summary; Investment Manager and Underwriter;
                                                  Net Asset Value; Purchase of Shares; Special
                                                  Features; Supplement to Prospectus

 8.    Redemption or Repurchase................   Summary; Redemption or Repurchase of Shares

 9.    Pending Legal Proceedings...............   Inapplicable

                          KEMPER TAX-FREE INCOME FUNDS
                            SUPPLEMENT TO PROSPECTUS

                            DATED NOVEMBER 26, 1997


                                 CLASS I SHARES

                           KEMPER MUNICIPAL BOND FUND
                    KEMPER INTERMEDIATE MUNICIPAL BOND FUND

     Kemper National Tax-Free Income Series offers two investment portfolios, Kemper Municipal Bond Fund ("Municipal Fund") and Kemper Intermediate Municipal Bond Fund ("Intermediate Municipal Fund"), which currently offer four classes of shares to provide investors with different purchasing options. These are Class A, Class B and Class C shares, which are described in the prospectus, and Class I shares, which are described in the prospectus as supplemented hereby. (Kemper State Tax-Free Income Series, which is also included in the Kemper Tax-Free Income Funds combined prospectus, does not offer Class I shares.)


     Class I shares of the Funds are available for purchase exclusively by the following investors: (a) tax-exempt retirement plans of Zurich Kemper Investments, Inc. ("ZKI") and its affiliates; and (b) the following investment advisory clients of ZKI and its investment advisory affiliates that invest at least $1 million in the Fund: (1) unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); (2) unaffiliated banks and insurance companies purchasing for their own accounts; and (3) endowment funds of unaffiliated non-profit organizations. Class I shares currently are available for purchase only from Zurich Kemper Distributors, Inc., principal underwriter for the Funds. Share certificates are not available for Class I shares.



     The primary distinctions among the classes of shares lie in their initial and contingent deferred sales charge schedules and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees. Class I shares are offered at net asset value without an initial sales charge and are not subject to a contingent deferred sales charge or a Rule 12b-1 distribution fee. Also, there is no administrative services fee charged to Class I shares. As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, will be typically higher for Class I shares than for Class A, Class B and Class C shares.


     The following information for the Class I shares supplements the referenced sections of the prospectus.

SUMMARY OF EXPENSES
SHAREHOLDER TRANSACTION EXPENSES (APPLICABLE TO BOTH FUNDS)

                                                                CLASS I
                                                                -------
Maximum Sales Charge on Purchases (as a percentage of
  offering price)...........................................     None
Maximum Sales Charge on Reinvested Dividends................     None
Redemption Fees.............................................     None
Exchange Fee................................................     None
Deferred Sales Charge (as percentage of redemption
  proceeds).................................................     None

ANNUAL FUND OPERATION EXPENSES
(as a percentage of average net assets)


                                                              MUNI. FUND    INTER. MUNI. FUND
                                                              ----------    -----------------
Management Fees.............................................     .42%             .55%
12b-1 Fees..................................................     None             None
Other Expenses (estimated for Inter. Muni. Fund)............     .16%             .16%
                                                                 ----          -------
Total Operating Expenses....................................     .58%             .71%
                                                                 ====          =======


EXAMPLE


                                                                  1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                  ------    -------    -------    --------
You would pay the following expenses on a    Muni. Fund             $6        $19        $32        $73
  $1,000 investment, assuming                Inter. Muni. Fund      $7        $23        $--        $--
  (1) 5% annual return and
  (2) redemption at the end of each time
  period:


The purpose of the preceding table is to assist investors in understanding the various costs and expenses that an investor in Class I shares of the Fund will bear directly or indirectly.


The Example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of the Fund. The Example should not be considered to be a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.


FINANCIAL HIGHLIGHTS


No financial information is presented for Class I shares of the Intermediate Municipal Fund since no Class I shares had been issued as of September 30, 1997, the fiscal year end of the Fund.


                              MUNICIPAL BOND FUND


                                                                  YEAR ENDED          APRIL 19 TO
                                                              SEPTEMBER 30, 1997   SEPTEMBER 30, 1996
                                                              ------------------   ------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                $10.18                10.11
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                .55                  .24
-----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain                                     .36                  .07
-----------------------------------------------------------------------------------------------------
Total from investment operations                                       .91                  .31
-----------------------------------------------------------------------------------------------------
Less Dividends:
  Distribution from net investment income                              .55                  .24
-----------------------------------------------------------------------------------------------------
  Distribution from net realized gain                                  .08                   --
-----------------------------------------------------------------------------------------------------
Total dividends                                                        .63                  .24
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $10.46               $10.18
-----------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                         9.27%                3.10
-----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses                                                               .58%                 .56
-----------------------------------------------------------------------------------------------------
Net investment income                                                 5.39%                5.60
-----------------------------------------------------------------------------------------------------

SPECIAL FEATURES



Shareholders of a Fund's Class I shares may exchange their shares for (i) shares of Zurich Money Funds--Zurich Money Market Fund if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of ZKI and its affiliates and (ii) Class I shares of any other "Kemper Mutual Fund" listed under "Special Features--Class A Shares--Combined Purchases" in the prospectus. Conversely, shareholders of Zurich Money Funds--Zurich Money Market Fund who have purchased shares because they are participants in tax-exempt retirement plans of ZKI and its affiliates may exchange their shares for Class I shares of "Kemper Mutual Funds" to the extent that they are available through their plan. Exchanges will be made at the relative net asset values of the shares. Exchanges are subject to the limitations set forth in the prospectus under "Special Features--Exchange Privilege--General."



November 26, 1997

KTFIF-1I (11/97)                                 (LOGO)printed on recycled paper

             TABLE OF CONTENTS
-------------------------------------------------
Summary                                         1
-------------------------------------------------
Summary of Expenses                             3
-------------------------------------------------
Financial Highlights                            5
-------------------------------------------------
Investment Objectives, Policies and Risk       17
  Factors
-------------------------------------------------
Investment Manager and Underwriter             26
-------------------------------------------------
Dividends and Taxes                            29
-------------------------------------------------
Net Asset Value                                33
-------------------------------------------------
Purchase of Shares                             34
-------------------------------------------------
Redemption or Repurchase of Shares             39
-------------------------------------------------
Special Features                               43
-------------------------------------------------
Performance                                    46
-------------------------------------------------
Capital Structure                              48
-------------------------------------------------



This combined prospectus of the Kemper Tax-Free Income Funds contains information about each of the Funds that you should know before investing and should be retained for future reference. A Statement of Additional Information dated November 26, 1997, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available upon request without charge from the Trusts at the address or telephone number on this cover or the firm from which this prospectus was obtained.


THE FUNDS' SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENT IN A FUND'S SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                                     KEMPER LOGO

KEMPER
TAX-FREE INCOME
FUNDS


PROSPECTUS NOVEMBER 26, 1997


KEMPER TAX-FREE INCOME FUNDS

222 South Riverside Plaza, Chicago, Illinois 60606 1-800-621-1048

Kemper Tax-Free Income Funds are two open-end management investment companies ("Trusts"), Kemper National Tax-Free Income Series and Kemper State Tax-Free Income Series, that together offer a choice of ten investment portfolios ("Funds") to investors seeking a high level of income exempt from federal income tax and, in the case of certain Funds, from the income taxes of a particular state:

KEMPER MUNICIPAL BOND FUND

KEMPER INTERMEDIATE MUNICIPAL BOND FUND

KEMPER CALIFORNIA TAX-FREE INCOME FUND

KEMPER FLORIDA TAX-FREE INCOME FUND

KEMPER MICHIGAN TAX-FREE INCOME FUND

KEMPER NEW JERSEY TAX-FREE INCOME FUND

KEMPER NEW YORK TAX-FREE INCOME FUND

KEMPER OHIO TAX-FREE INCOME FUND

KEMPER PENNSYLVANIA TAX-FREE INCOME FUND

KEMPER TEXAS TAX-FREE INCOME FUND

KEMPER TAX-FREE INCOME FUNDS

222 SOUTH RIVERSIDE PLAZA, CHICAGO, ILLINOIS 60606, TELEPHONE 1-800-621-1048

SUMMARY

INVESTMENT OBJECTIVES; PERMITTED INVESTMENTS. Kemper Tax-Free Income Funds are two open-end management investment companies ("Trusts"), Kemper National Tax-Free Income Series (the "National Trust") and Kemper State Tax-Free Income Series (the "State Trust"), that together offer a choice of ten investment portfolios ("Funds"). The National Trust consists of two "National Funds" that invest primarily in Municipal Securities and have different portfolio maturity policies and the State Trust consists of eight "State Funds" that invest primarily in the Municipal Securities of a particular state.

Each National Fund seeks to provide as high a level of current interest income that is exempt from federal income taxes as is consistent with preservation of capital, through investment in a professionally managed, diversified portfolio of Municipal Securities.

KEMPER MUNICIPAL BOND FUND ("Municipal Fund"). The dollar-weighted average portfolio maturity of the Municipal Fund is expected normally to be longer than 10 years, although it is not limited as to portfolio maturity.

KEMPER INTERMEDIATE MUNICIPAL BOND FUND ("Intermediate Municipal Fund"). As a non-fundamental policy, the dollar-weighted average portfolio maturity of the Intermediate Municipal Fund, under normal market conditions, will be between 3 and 10 years.

Each State Fund seeks to provide a high level of current income that is exempt from federal income taxes and, in the case of certain Funds, the income taxes of a particular state, through a professionally managed, non-diversified portfolio of Municipal Securities.

KEMPER CALIFORNIA TAX-FREE INCOME FUND ("California Fund") seeks income exempt from federal and California income taxes.

KEMPER FLORIDA TAX-FREE INCOME FUND ("Florida Fund") seeks income exempt from federal income taxes.

KEMPER MICHIGAN TAX-FREE INCOME FUND ("Michigan Fund") seeks income exempt from federal and Michigan income taxes.

KEMPER NEW JERSEY TAX-FREE INCOME FUND ("New Jersey Fund") seeks income exempt from federal and New Jersey income taxes.

KEMPER NEW YORK TAX-FREE INCOME FUND ("New York Fund") seeks income exempt from federal, New York State and New York City income taxes.

KEMPER OHIO TAX-FREE INCOME FUND ("Ohio Fund") seeks income exempt from federal and Ohio income taxes.

KEMPER PENNSYLVANIA TAX-FREE INCOME FUND ("Pennsylvania Fund") seeks income exempt from federal and Pennsylvania income taxes.

KEMPER TEXAS TAX-FREE INCOME FUND ("Texas Fund") seeks income exempt from federal income taxes.

For the Municipal Fund, all Municipal Securities will be rated at the time of purchase within the four highest grades assigned by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps Credit Rating Co. ("Duff") or any other Nationally Recognized Statistical Rating Organization (as designated by the Securities and Exchange Commission), provided that up to 10% of the Municipal Fund's net assets may be invested in Municipal Securities that are lower rated or unrated. For the Intermediate Municipal Fund and the State Funds, all Municipal Securities will, at the time of purchase, be within the four highest ratings of Moody's, S&P, Fitch or Duff or any other Nationally Recognized Statistical Rating Organization or will be of comparable quality as determined by the Funds' investment manager, provided that up to 10% of a Fund's net assets may be invested without regard to this limitation. Each Fund may also purchase and sell put and call options and financial futures contracts and options thereon. See "Investment Objectives, Policies and Risk Factors" and "Dividends and Taxes."

RISK FACTORS. There is no assurance that the investment objective of any Fund will be achieved. There are market and investment risks with any security and the value of an investment in a Fund will fluctuate over time. Normally the value of a Fund's investments varies inversely with changes in interest rates. The returns and net asset value of each Fund will fluctuate. As "non-diversified" funds, each State Fund may invest a relatively high percentage of its assets in a limited number of issuers, making those Funds more susceptible to economic, political or regulatory occurrences than a diversified fund. There are special risks associated with options and financial futures transactions and there is no assurance that their use will be successful. See "Investment Objectives, Policies and Risk Factors."

PURCHASES AND REDEMPTIONS. Each Fund provides investors with the option of purchasing shares in the following ways:

Class A Shares............................  Offered at net asset value plus a maximum sales charge of
                                            4.5% (2.75% for the Intermediate Municipal Fund) of the
                                            offering price. Reduced sales charges apply to purchases of
                                            $100,000 or more. Class A shares purchased at net asset
                                            value under the Large Order NAV Purchase Privilege may be
                                            subject to a 1% contingent deferred sales charge if redeemed within one year of purchase and a .50% contingent deferred sales charge if redeemed during the second year of purchase.
Class B Shares............................  Offered at net asset value, subject to a Rule 12b-1 distribution fee and a contingent deferred sales charge that declines from 4% to zero on certain redemptions made within six years of purchase. Class B shares automatically convert into Class A shares (which have lower ongoing expenses) six years after purchase.
Class C Shares............................  Offered at net asset value without an initial sales charge, but subject to a Rule 12b-1 distribution fee and a 1%
                                            contingent deferred sales charge on redemptions made within one year of purchase. Class C shares do not convert into
                                            another class.

Each class of shares represents interests in the same portfolio of investments of a Fund. The minimum initial investment is $1,000 and investments thereafter must be at least $100. Shares are redeemable at net asset value, which may be more or less than original cost, subject to any applicable contingent deferred sales charge. See "Purchase of Shares" and "Redemption or Repurchase of Shares."


INVESTMENT MANAGER AND UNDERWRITER. Zurich Kemper Investments, Inc. ("ZKI") is the investment manager for each Fund. ZKI was the first to offer a managed municipal bond fund (the Municipal Fund) and currently manages approximately $4.7 billion of tax-exempt investments. ZKI is paid an investment management fee at an annual rate that differs among the Funds. Zurich Kemper Distributors, Inc. ("ZKDI"), an affiliate of ZKI, is principal underwriter and administrator for each Fund. For Class B shares and Class C shares, ZKDI receives a Rule 12b-1 distribution fee of .75% of average daily net assets. ZKDI also receives the amount of any contingent deferred sales charges paid on the redemption of shares. Administrative services are provided to shareholders under administrative services agreements with ZKDI. Each Fund pays an administrative services fee at the annual rate of up to .25 of 1% of average daily net assets of each class of the Fund, which ZKDI pays to various broker-dealer firms and other service or administrative financial services firms. See "Investment Manager and Underwriter."


INVESTORS IN A FUND. Each Fund is designed for persons who are seeking a high level of income exempt from federal income taxes and, in the case of certain State Funds, from income taxes of a particular state. Through a single investment in shares of a Fund, investors receive the benefits of professional management and liquidity. Additionally, each Fund offers the economic advantages of block purchases of securities and relief from administrative details such as accounting for distributions and the safekeeping of securities. The tax exemption of Fund dividends for federal income tax and, if applicable, particular state or local tax purposes does not necessarily result in exemption under the income or other tax laws of any other state or local taxing authority. The laws of the several states and local taxing authorities vary with respect to the taxation of interest income and investments, and shareholders are advised to consult their own tax advisers as to the status of their accounts under state and local tax laws. The Funds may not be appropriate investments for qualified retirement plans and Individual Retirement Accounts.

DIVIDENDS. Each Fund declares daily dividends of its net investment income on shares for which it has received payment. Each Fund normally distributes monthly dividends of net investment income and distributes any net realized capital gains at least annually. Income and capital gain dividends of a Fund are automatically reinvested in additional shares of that Fund, without a sales charge, unless the shareholder makes a different election. See "Dividends and Taxes."

GENERAL. In the opinion of the staff of the Securities and Exchange Commission, the use of this combined prospectus may make each Trust liable for any misstatement or omission in this prospectus regardless of the particular Trust to which it pertains.

SUMMARY OF EXPENSES

Shareholder Transaction Expenses                  Class A(2)                    Class B              Class C
(applicable to all Funds)(1)                      ----------                    -------              -------
Maximum Sales Charge on Purchases
  (as a percentage of offering price)............     4.5%                        None                None
                                                     2.75% Inter.Mun.
                                                         FundOnly
Maximum Sales Charge on Reinvested Dividends.....    None                         None                None
Redemption Fees..................................    None                         None                None
Exchange Fee.....................................    None                         None                None
Deferred Sales Charge (as a percentage of
  redemption proceeds)...........................    None(3)            4% during the first         1% during
                                                                        year, 3% during the         the first
                                                                        second and third years,       year
                                                                        2% during the fourth and
                                                                        fifth years and 1% in
                                                                        the sixth year

---------------

(1) Investment dealers and other firms may independently charge additional fees for shareholder transactions or for advisory services; please see their materials for details. The table does not include the $9.00 quarterly small account fee. See "Redemption or Repurchase of Shares."

(2) Reduced sales charges apply to purchases of $100,000 or more. See "Purchase of Shares--Initial Sales Charge Alternative--Class A Shares."
(3) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% the first year and .50% the second year. See "Purchase of Shares--Initial Sales Charge Alternative--Class A Shares."

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

                          MUNICIPAL   INTER. MUN.   CALIFORNIA   FLORIDA   MICHIGAN   NEW JERSEY   NEW YORK   OHIO   PENNSYLVANIA
                            FUND         FUND          FUND       FUND       FUND        FUND        FUND     FUND       FUND
CLASS A SHARES            ---------   -----------   ----------   -------   --------   ----------   --------   ----   ------------
Management Fees..........    .42%         .55%          .53%       .55%       .55%        .55%        .55%     .55%       .55%
12b-1 Fees...............   None         None          None       None       None        None        None     None       None
Other Expenses...........    .26%         .41%          .26%       .28%       .41%        .41%        .28%     .34%       .42%
                            ----         ----          ----       ----       ----        ----        ----     ----       ----
Total Operating
  Expenses...............    .68%         .96%          .79%       .83%       .96%        .96%        .83%     .89%       .97%
                            ====         ====          ====       ====       ====        ====        ====     ====       ====

                           TEXAS
                           FUND
CLASS A SHARES             -----
Management Fees..........   .55%
12b-1 Fees...............  None
Other Expenses...........   .37%
                           ----
Total Operating
  Expenses...............   .92%
                           ====


                          MUNICIPAL   INTER. MUN.   CALIFORNIA   FLORIDA   MICHIGAN   NEW JERSEY   NEW YORK   OHIO   PENNSYLVANIA
                            FUND         FUND          FUND       FUND       FUND        FUND        FUND     FUND       FUND
     CLASS B SHARES       ---------   -----------   ----------   -------   --------   ----------   --------   ----   ------------
Management Fees..........    .42%         .55%          .53%       .55%       .55%        .55%        .55%     .55%       .55%
12b-1 Fees(4)............    .75%         .75%          .75%       .75%       .75%        .75%        .75%     .75%       .75%
Other Expenses...........    .38%         .46%          .34%       .35%       .46%        .46%        .37%     .40%       .43%
                            ----         ----          ----       ----       ----        ----        ----     ----       ----
Total Operating
  Expenses...............   1.55%        1.76%         1.62%      1.65%      1.76%       1.76%       1.67%    1.70%      1.73%
                            ====         ====          ====       ====       ====        ====        ====     ====       ====

                           TEXAS
                           FUND
     CLASS B SHARES        -----
Management Fees..........   .55%
12b-1 Fees(4)............   .75%
Other Expenses...........   .43%
                           ----
Total Operating
  Expenses...............  1.73%
                           ====


---------------

(4) Long-term shareholders may pay more than the economic equivalent of the maximum initial sales charges permitted by the National Association of Securities Dealers, although ZKDI believes that it is unlikely because of the automatic conversion feature described under "Purchase of Shares--Deferred Sales Charge Alternative--Class B Shares."

                               MUNICIPAL   INTER. MUN.   CALIFORNIA   FLORIDA   MICHIGAN   NEW JERSEY   NEW YORK   OHIO
                                 FUND         FUND          FUND       FUND       FUND        FUND        FUND     FUND
CLASS C SHARES                 ---------   -----------   ----------   -------   --------   ----------   --------   ----
Management Fees...............    .42%         .55%          .53%       .55%       .55%        .55%        .55%     .55%
12b-1 Fees(5).................    .75%         .75%          .75%       .75%       .75%        .75%        .75%     .75%
Other Expenses................    .36%         .43%          .32%       .34%       .43%        .43%        .35%     .38%
                                 ----         ----          ----       ----       ----        ----        ----     ----
Total Operating Expenses......   1.53%        1.73%         1.60%      1.64%      1.73%       1.73%       1.65%    1.68%
                                 ====         ====          ====       ====       ====        ====        ====     ====

                                PENNSYLVANIA   TEXAS
                                    FUND       FUND
CLASS C SHARES                  ------------   -----
Management Fees...............       .55%       .55%
12b-1 Fees(5).................       .75%       .75%
Other Expenses................       .41%       .41%
                                    ----       ----
Total Operating Expenses......      1.71%      1.71%
                                    ====       ====


---------------
(5) As a result of the accrual of 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum initial sales charges permitted by the National Association of Securities Dealers.

EXAMPLE


                                                           FUND            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                CLASS A SHARES                             ----            ------   -------   -------   --------
You would pay the following expenses             Municipal Fund             $52       $66      $ 81       $126
on a $1,000 investment, assuming                 Inter. Mun. Fund           $37       $57      $ 79       $142
(1) 5% annual return and (2)                     California Fund            $53       $69      $ 87       $138
redemption at the end of each time period:       Florida Fund               $53       $70      $ 89       $143
                                                 Michigan Fund              $54       $74      $ 96       $158
                                                 New Jersey Fund            $54       $74      $ 96       $158
                                                 New York Fund              $53       $70      $ 89       $143
                                                 Ohio Fund                  $54       $72      $ 92       $150
                                                 Pennsylvania Fund          $54       $75      $ 96       $159
                                                 Texas Fund                 $54       $73      $ 94       $153



                                                           FUND            1 YEAR   3 YEARS   5 YEARS   10 YEARS
               CLASS B SHARES(6)                           ----            ------   -------   -------   --------
You would pay the following expenses             Municipal Fund             $46       $69      $ 94       $139
on a $1,000 investment, assuming                 Inter. Mun. Fund           $48       $75      $105       $167
(1) 5% annual return and (2)                     California Fund            $46       $71      $ 98       $150
redemption at the end of each time period:       Florida Fund               $47       $72      $100       $153
                                                 Michigan Fund              $48       $75      $105       $167
                                                 New Jersey Fund            $48       $75      $105       $167
                                                 New York Fund              $47       $73      $101       $155
                                                 Ohio Fund                  $47       $74      $102       $160
                                                 Pennsylvania Fund          $48       $74      $104       $166
                                                 Texas Fund                 $48       $74      $104       $163
You would pay the following                      Municipal Fund             $16       $49      $ 84       $139
expenses on the same investment,                 Inter. Mun. Fund           $18       $55      $ 95       $167
assuming no redemption:                          California Fund            $16       $51      $ 88       $150
                                                 Florida Fund               $17       $52      $ 90       $153
                                                 Michigan Fund              $18       $55      $ 95       $167
                                                 New Jersey Fund            $18       $55      $ 95       $167
                                                 New York Fund              $17       $53      $ 91       $155
                                                 Ohio Fund                  $17       $54      $ 92       $160
                                                 Pennsylvania Fund          $18       $54      $ 94       $166
                                                 Texas Fund                 $18       $54      $ 94       $163


---------------
(6) Assumes conversion to Class A shares six years after purchase and was calculated based upon the assumption that the shareholder was an owner of the shares on the first day of the first year and the contingent deferred sales charge was applied as follows: 1 year (3%), 3 years (2%), 5 years (1%) and 10 years (0%). See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class B Shares" for more information regarding the calculation of the contingent deferred sales charge.

                                                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
               CLASS C SHARES(7)                 FUND                      ------   -------   -------   --------
You would pay the following expenses             Municipal Fund             $16       $48       $83       $182
on a $1,000 investment, assuming                 Inter. Mun. Fund           $18       $54       $94       $204
(1) 5% annual return and (2) redemption          California Fund            $16       $50       $87       $190
at the end of each time period:                  Florida Fund               $17       $52       $89       $194
                                                 Michigan Fund              $18       $54       $94       $204
                                                 New Jersey Fund            $18       $54       $94       $204
                                                 New York Fund              $17       $52       $90       $195
                                                 Ohio Fund                  $17       $53       $91       $199
                                                 Pennsylvania Fund          $17       $54       $93       $202
                                                 Texas Fund                 $17       $54       $93       $202


---------------
(7) Assumes the shareholder was the owner on the first day of the first year and the contingent deferred sales charge was not applicable for any of the periods shown. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class C Shares."

The purpose of the preceding table is to assist investors in understanding the various costs and expenses that an investor in a Fund will bear directly or indirectly. The table is based upon actual expenses incurred in the last fiscal year, except as noted below.


As discussed under "Investment Manager and Underwriter" in the Statement of Additional Information, ZKI has agreed to temporarily reduce its management fee and reimburse or pay certain operating expenses to the extent necessary to limit the "Total Operating Expenses" of the Intermediate Municipal, Michigan, New Jersey and Pennsylvania Funds to their respective levels indicated in the tables above. Without the expense limitation, "Other Expenses" for Class A shares of said Funds would be .41%, .74%, .60% and .57%, respectively, Class B shares would be .46%, .75%, .62%, and .63%, respectively, and Class C shares would be
 .43%, .64%, .51%, and .66%, respectively. "Total Operating Expenses" for the Class A shares of said Funds would be .96%, 1.29%, 1.15% and 1.12%, respectively, Class B shares Funds would be 1.76%, 2.05%, 1.92% and 1.93%, respectively, and Class C shares of said Funds would be 1.73%, 1.94%, 1.81% and 1.96%, respectively.


The Example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any Fund. THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS


The tables below show financial information for each Fund expressed in terms of one share outstanding throughout the period. The information in the table for each Fund is covered by the report of the Trusts' independent auditors. The report is contained in each Trust's Registration Statement and is available from that Trust. The financial statements contained in the Trusts' 1997 Annual Reports to Shareholders are incorporated herein by reference and may be obtained by writing or calling the applicable Trust.

                                 MUNICIPAL FUND


                                                                             YEAR ENDED SEPTEMBER 30,
                                                  1997     1996     1995    1994    1993    1992    1991    1990    1989    1988
                                                 --------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year               $10.18    10.15     9.69   10.95   10.29   10.05    9.40    9.59    9.40    9.08
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             .54      .55      .55     .55     .61     .65     .69     .69     .70     .70
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)           .36      .06      .50    (.92)    .82     .35     .62    (.19)    .19     .34
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    .90      .61     1.05    (.37)   1.43    1.00    1.31     .50     .89    1.04
------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income           .54      .55      .55     .56     .62     .63     .66     .69     .70     .72
------------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain               .08      .03      .04     .33     .15     .13      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
Total dividends                                     .62      .58      .59     .89     .77     .76     .66     .69     .70     .72
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                     $10.46    10.18    10.15    9.69   10.95   10.29   10.05    9.40    9.59    9.40
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN:                                      9.15%    6.00    11.15   (3.67)  14.50   10.36   14.36    5.25    9.74   11.88
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses                                            .68%     .66      .66     .60     .47     .48     .48     .49     .49     .51
------------------------------------------------------------------------------------------------------------------------
Net investment income                              5.29%    5.35     5.63    5.42    5.78    6.44    6.97    7.14    7.26    7.55
------------------------------------------------------------------------------------------------------------------------



                                                         CLASS B                                        CLASS C
                                       -------------------------------------------    -------------------------------------------
                                                                        MAY 31,                                        MAY 31,
                                                                        1994 TO                                        1994 TO
                                        YEAR ENDED SEPTEMBER 30,     SEPTEMBER 30,     YEAR ENDED SEPTEMBER 30,     SEPTEMBER 30,
                                        1997      1996      1995         1994          1997      1996      1995         1994
                                       --------------------------    -------------    --------------------------    -------------
CLASS B AND C SHARES

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
  period                               $10.15     10.13      9.67         9.95         10.18     10.16      9.69         9.95
----------------------------------------------------------------------------------    -------------------------------------------
Income from investment operations:
  Net investment income                   .45       .46       .46          .14           .46       .46       .47          .16
----------------------------------------------------------------------------------    -------------------------------------------
  Net realized and unrealized gain
  (loss)                                  .37       .05       .50         (.26)          .37       .05       .51         (.26)
----------------------------------------------------------------------------------    -------------------------------------------
Total from investment operations          .82       .51       .96         (.12)          .83       .51       .98         (.10)
----------------------------------------------------------------------------------    -------------------------------------------
Less dividends:
  Distribution from net investment
  income                                  .45       .46       .46          .16           .46       .46       .47          .16
----------------------------------------------------------------------------------    -------------------------------------------
  Distribution from net realized
  gain                                    .08       .03       .04           --           .08       .03       .04           --
----------------------------------------------------------------------------------    -------------------------------------------
Total dividends                           .53       .49       .50          .16           .54       .49       .51          .16
----------------------------------------------------------------------------------    -------------------------------------------
Net asset value, end of period         $10.44     10.15     10.13         9.67         10.47     10.18     10.16         9.69
----------------------------------------------------------------------------------    -------------------------------------------
TOTAL RETURN (NOT ANNUALIZED):           8.32%     4.97     10.17        (1.24)         8.34      4.99     10.32        (1.03)
----------------------------------------------------------------------------------    -------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
Expenses                                 1.55%     1.54      1.55         1.56          1.53      1.51      1.51         1.53
----------------------------------------------------------------------------------    -------------------------------------------
Net investment income                    4.42%     4.47      4.74         4.55          4.44      4.50      4.78         4.56
------------------------------------------------------------------------------             --------------------------------------


                                                    YEAR ENDED SEPTEMBER 30,
                          1997         1996        1995        1994        1993        1992        1991
                       -----------------------------------------------------------------------------------
ALL CLASSES

SUPPLEMENTAL DATA:
Net assets at end of
  year (in thousands)  $3,216,221    3,321,546   3,510,648   3,716,997   4,072,626   3,154,972   2,465,928
----------------------------------------------------------------------------------------------------------
Portfolio turnover
  rate                         77%          97          86          50          52          32          29
----------------------------------------------------------------------------------------------------------

                           YEAR ENDED SEPTEMBER 30,
                         1990        1989        1988
                       ---------------------------------
ALL CLASSES
SUPPLEMENTAL DATA:
Net assets at end of
  year (in thousands)  2,070,200   1,835,412   1,480,836
------------------------------------------------------------------
Portfolio turnover
  rate                        30          37          30
-----------------------------------------------------------------------------

                          INTERMEDIATE MUNICIPAL FUND

                                             CLASS A                            CLASS B                    CLASS C
                                 --------------------------------   --------------------------------   ---------------
                                                     NOVEMBER 1,                        NOVEMBER 1,
                                                       1994 TO                            1994 TO
                                   YEAR ENDED       SEPTEMBER 30,     YEAR ENDED       SEPTEMBER 30,     YEAR ENDED
                                  SEPTEMBER 30,         1995         SEPTEMBER 30,         1995         SEPTEMBER 30,
                                  1997     1996     -------------    1997     1996     -------------    1997     1996
                                 ---------------                    ---------------                    ---------------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of
  period                         $10.06    10.18         9.50        10.06    10.18         9.50        10.06    10.19
------------------------------------------------------------            ----------------------------   ---------------
Income from investment
  operations:
  Net investment income             .46      .46          .45          .38      .38          .36          .39      .38
------------------------------------------------------------            ----------------------------   ---------------
  Net realized and unrealized
  gain (loss)                       .29     (.04)         .68          .29     (.04)         .68          .29     (.05)
------------------------------------------------------------            ----------------------------   ---------------
Total from investment
  operations                        .75      .42         1.13          .67      .34         1.04          .68      .33
------------------------------------------------------------            ----------------------------   ---------------
Less dividends:
  Distribution from net
    investment income               .46      .46          .45          .38      .38          .36          .39      .38
------------------------------------------------------------            ----------------------------   ---------------
  Distribution from net
    realized gains                  .04      .08           --          .04      .08           --          .04      .08
------------------------------------------------------------            ----------------------------   ---------------
Total dividends                     .50      .54          .45          .42      .46          .36          .43      .46
------------------------------------------------------------            ----------------------------   ---------------
Net asset value, end of period   $10.31    10.06        10.18        10.31    10.06        10.18        10.31    10.06
------------------------------------------------------------            ----------------------------   ---------------
TOTAL RETURN (NOT ANNUALIZED):     7.62%    4.15        12.08         6.78     3.34        11.13         6.77     3.26
------------------------------------------------------------            ----------------------------   ---------------
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED): (a)
Expenses absorbed by the Fund       .96%     .92          .55         1.76     1.71         1.42         1.73     1.65
------------------------------------------------------------            ----------------------------   ---------------
Net investment income              4.55%    4.45         5.00         3.75     3.66         4.13         3.78     3.72
------------------------------------------------------------            ----------------------------   ---------------
OTHER RATIOS TO AVERAGE NET
  ASSETS (ANNUALIZED): (a)
Expenses                            .96%    1.04         1.05         1.76     1.83         1.92         1.73     1.77
------------------------------------------------------------            ----------------------------   ---------------
Net investment income              4.55%    4.33         4.50         3.75     3.54         3.63         3.78     3.60
------------------------------------------------------------            ----------------------------   ---------------

                                    CLASS C
                                 -------------
                                  NOVEMBER 1,
                                    1994 TO
                                 SEPTEMBER 30,
                                     1995
                                 -------------

PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of
  period                              9.50
------------------------------------------------------------            ----------------
Income from investment
  operations:
  Net investment income                .38
------------------------------------------------------------            ----------------------------
  Net realized and unrealized
  gain (loss)                          .69
------------------------------------------------------------            ----------------------------   ------------
Total from investment
  operations                          1.07
------------------------------------------------------------            ----------------------------   ---------------
Less dividends:
  Distribution from net
    investment income                  .38
------------------------------------------------------------            ----------------------------   ---------------
  Distribution from net
    realized gains                      --
------------------------------------------------------------            ----------------------------   ---------------
Total dividends                        .38
------------------------------------------------------------            ----------------------------   ---------------
Net asset value, end of period       10.19
------------------------------------------------------------            ----------------------------   ---------------
TOTAL RETURN (NOT ANNUALIZED):       11.43
------------------------------------------------------------            ----------------------------   ---------------
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED): (a)
Expenses absorbed by the Fund         1.28
------------------------------------------------------------            ----------------------------   ---------------
Net investment income                 4.27
------------------------------------------------------------            ----------------------------   ---------------
OTHER RATIOS TO AVERAGE NET
  ASSETS (ANNUALIZED): (a)
Expenses                              1.78
------------------------------------------------------------            ----------------------------   ---------------
Net investment income                 3.77
------------------------------------------------------------            ----------------------------   ---------------



                                                                                      NOVEMBER 1,
                                                                                        1994 TO
                                                                    YEAR ENDED       SEPTEMBER 30,
                                                                  SEPTEMBER 30,          1995
                                                                 1997       1996     -------------
                        ALL CLASSES                             ------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                      $21,889     21,901      16,169
--------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                                 80%        80          60
--------------------------------------------------------------------------------------------------


NOTES FOR BOTH NATIONAL TAX-FREE INCOME SERIES FUNDS:

(a) ZKI agreed to waive the management fee of the Intermediate Municipal Fund from its inception, November 1, 1994, through April 30, 1995. Thereafter, the management fee was gradually reinstated until April 30, 1996. "Other ratios to average net assets" are computed without the undertaking to waive the management fee.

    Total return does not reflect the effect of any sales charges.

                                CALIFORNIA FUND


                                                                                               OCTOBER 1,
                                                                                                1989 TO          YEAR ENDED
                                                       YEAR ENDED AUGUST 31,                   AUGUST 31,       SEPTEMBER 30,
                                       1997    1996    1995    1994    1993    1992    1991       1990      1989    1988    1987
                                       -----------------------------------------------------   ----------   ---------------------
CLASS A SHARES

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year     $7.31    7.35    7.22    8.01    7.57    7.31    6.96     $7.17       7.03    6.76    7.11
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                  .38     .39     .39     .39     .44     .46     .46       .43        .49     .50     .50
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss)                                 .25     .04     .17    (.44)    .53     .29     .35      (.09)       .22     .27    (.35)
------------------------------------------------------------------------------------------------------------------------
Total from investment operations         .63     .43     .56    (.05)    .97     .75     .81       .34        .71     .77     .15
------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment
    income                               .38     .39     .39     .39     .44     .46     .46       .43        .49     .50     .50
------------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain    .04     .08     .04     .35     .09     .03      --       .12        .08      --      --
------------------------------------------------------------------------------------------------------------------------
Total dividends                          .42     .47     .43     .74     .53     .49     .46       .55        .57     .50     .50
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year           $7.52    7.31    7.35    7.22    8.01    7.57    7.31      6.96       7.17    7.03    6.76
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN:                           8.78%   5.92    8.13    (.74)  13.21   10.47   12.00      4.86      10.36   11.72    2.51
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses                                 .79%    .78     .74     .74     .63     .64     .66       .64        .63     .63     .65
------------------------------------------------------------------------------------------------------------------------
Net investment income                   5.08%   5.18    5.53    5.30    5.68    6.11    6.43      6.58       6.78    7.15    6.92
------------------------------------------------------------------------------------------------------------------------



                                                                    CLASS B                                 CLASS C
                                                      ------------------------------------    -----------------------------------
                                                                                 MAY 31,                                MAY 31,
                                                           YEAR ENDED            1994 TO           YEAR ENDED           1994 TO
                                                           AUGUST 31,          AUGUST 31,          AUGUST 31,         AUGUST 31,
                                                      1997     1996    1995       1994        1997    1996    1995       1994
                                                      ---------------------    -----------    --------------------    -----------
CLASS B AND C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                  $7.32    7.35    7.22       7.23        7.31    7.34    7.22       7.23
------------------------------------------------------------------------------------------    -----------------------------------
Income from investment operations:
  Net investment income                                 .32    .32     .33         .08        .32     .32     .33         .08
------------------------------------------------------------------------------------------    -----------------------------------
  Net realized and unrealized gain (loss)               .24    .05     .17        (.01)       .23     .05     .16        (.01)
------------------------------------------------------------------------------------------    -----------------------------------
Total from investment operations                        .56    .37     .50         .07        .55     .37     .49         .07
------------------------------------------------------------------------------------------    -----------------------------------
Less dividends:
  Distribution from net investment income               .32    .32     .33         .08        .32     .32     .33         .08
------------------------------------------------------------------------------------------    -----------------------------------
  Distribution from net realized gain                   .04    .08     .04          --        .04     .08     .04          --
------------------------------------------------------------------------------------------    -----------------------------------
Total dividends                                         .36    .40     .37         .08        .36     .40     .37         .08
------------------------------------------------------------------------------------------    -----------------------------------
Net asset value, end of period                        $7.52    7.32    7.35       7.22        7.50    7.31    7.34       7.22
------------------------------------------------------------------------------------------    -----------------------------------
TOTAL RETURN (NOT ANNUALIZED):                         7.73%   5.16    7.17       1.05        7.59    5.15    7.08        .96
------------------------------------------------------------------------------------------    -----------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                               1.62%   1.63    1.60       1.60        1.60    1.64    1.56       1.56
------------------------------------------------------------------------------------------    -----------------------------------
Net investment income                                  4.25%   4.33    4.67       4.48        4.27    4.32    4.71       4.76
-------------------------------------------------------------------------------------             -------------------------------


                                                                                                          OCTOBER 1, 1989
                                                    YEAR ENDED AUGUST 31,                                       TO
                          1997        1996        1995        1994        1993        1992       1991     AUGUST 31, 1990
                       --------------------------------------------------------------------------------   ---------------
ALL CLASSES
SUPPLEMENTAL DATA:
Net assets at end of
  year (in thousands)  $1,007,907   1,040,538   1,087,232   1,168,449   1,331,377   1,182,891   973,408       736,824
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover
  rate                         79%        100          69          37          59          15        17            15
------------------------------------------------------------------------------------------------------------------------

                               YEAR ENDED
                              SEPTEMBER 30,
                        1989      1988      1987
                       ---------------------------
ALL CLASSES
SUPPLEMENTAL DATA:
Net assets at end of
  year (in thousands)  546,432   384,971   291,550
---------------------
Portfolio turnover
  rate                      25        27        44
---------------------


See footnotes after tables.

                                  FLORIDA FUND


                                                                                                               APRIL 25,
                                                                                                                   TO
                                                                          YEAR ENDED AUGUST 31,                AUGUST 31,
                                                               1997    1996    1995    1994    1993    1992       1991
                                                              ----------------------------------------------   ----------
CLASS A SHARES

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                          $10.21   10.27   10.11   10.98   10.22    9.69      9.50
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          .51     .52     .53     .52     .58     .64       .23
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                        .33     .08     .30    (.52)    .81     .53       .19
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 .84     .60     .83      --    1.39    1.17       .42
------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income                        .51     .52     .53     .52     .58     .64       .23
------------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                            .12     .14     .14     .35     .05      --        --
------------------------------------------------------------------------------------------------------------------------
Total dividends                                                  .63     .66     .67     .87     .63     .64       .23
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $10.42   10.21   10.27   10.11   10.98   10.22      9.69
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED):                                  8.37%   5.83    8.62    (.11)  13.96   12.51      4.27
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED): (a)
Expenses                                                         .83%    .84     .80     .79     .63     .25        --
------------------------------------------------------------------------------------------------------------------------
Net investment income                                           4.92%   5.00    5.30    5.04    5.48    6.25      6.52
------------------------------------------------------------------------------------------------------------------------



                                                                CLASS B                                   CLASS C
                                                 --------------------------------------    --------------------------------------
                                                                              MAY 31,                                   MAY 31,
                                                                                 TO                                        TO
                                                  YEAR ENDED AUGUST 31,      AUGUST 31,     YEAR ENDED AUGUST 31,      AUGUST 31,
                                                  1997     1996     1995        1994        1997     1996     1995        1994
                                                 ------------------------    ----------    ------------------------    ----------
CLASS B AND C SHARES

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period             $10.19    10.26    10.10      10.13        10.20    10.26    10.10      10.13
-----------------------------------------------------------------------------------        ---------------------------------
Income from investment operations:
  Net investment income                             .42      .43      .44        .11          .42      .43      .45        .11
-----------------------------------------------------------------------------------        ---------------------------------
  Net realized and unrealized gain (loss)           .33      .07      .30       (.03)         .33      .08      .30       (.03)
-----------------------------------------------------------------------------------        ---------------------------------
Total from investment operations                    .75      .50      .74        .08          .75      .51      .75        .08
-----------------------------------------------------------------------------------        ---------------------------------
Less dividends:
  Distribution from net investment income           .42      .43      .44        .11          .42      .43      .45        .11
-----------------------------------------------------------------------------------        ---------------------------------
  Distribution from net realized gain               .12      .14      .14         --          .12      .14      .14         --
-----------------------------------------------------------------------------------        ---------------------------------
Total dividends                                     .54      .57      .58        .11          .54      .57      .59        .11
-----------------------------------------------------------------------------------        ---------------------------------
Net asset value, end of period                   $10.40    10.19    10.26      10.10        10.41    10.20    10.26      10.10
-----------------------------------------------------------------------------------        ---------------------------------
TOTAL RETURN (NOT ANNUALIZED):                     7.48%    4.84     7.67        .74         7.49     4.97     7.84        .75
-----------------------------------------------------------------------------------        ---------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                           1.65%    1.68     1.65       1.70         1.64     1.64     1.52       1.54
-----------------------------------------------------------------------------------        ---------------------------------
Net investment income                              4.10%    4.16     4.45       4.28         4.11     4.20     4.58       4.52
-----------------------------------------------------------------------------------        ---------------------------------



                                                                                                                       APRIL 25,
                                                                                                                           TO
                                                                         YEAR ENDED AUGUST 31,                         AUGUST 31,
                                                      1997       1996       1995       1994       1993       1992         1991
                                                    ---------------------------------------------------------------    ----------
ALL CLASSES

SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)          $103,845    108,105    117,292    124,721    129,702    109,226      41,923
------------------------------------------------
Portfolio turnover rate (annualized)                      87%       119         96         53         35         20          33
------------------------------------------------


See footnotes after tables.

                                                                             MICHIGAN FUND
                                                 CLASS A                         CLASS B                        CLASS C
                                      -----------------------------    ---------------------------    ---------------------------
                                                         MARCH 15,                      MARCH 15,                      MARCH 15,
                                        YEAR ENDED           TO         YEAR ENDED          TO         YEAR ENDED          TO
                                        AUGUST 31,       AUGUST 31,     AUGUST 31,      AUGUST 31,     AUGUST 31,      AUGUST 31,
                                       1997     1996        1995       1997     1996       1995       1997     1996       1995
                                      ---------------    ----------    -------------    ----------    -------------    ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  $ 9.92     9.76       9.50        9.91    9.77       9.50        9.91    9.76       9.50
-------------------------------------------------------------------    ---------------------------    ---------------------------
Income from investment operations:
  Net investment income                  .43      .44        .22         .36    .36         .18         .35    .37         .18
-------------------------------------------------------------------    ---------------------------    ---------------------------
  Net realized and unrealized gain       .38      .16        .26         .38    .14         .27         .38    .15         .26
-------------------------------------------------------------------    ---------------------------    ---------------------------
Total from investment operations         .81      .60        .48         .74    .50         .45         .73    .52         .44
-------------------------------------------------------------------    ---------------------------    ---------------------------
Less dividends:
  Distribution from net investment
    income                               .43      .44        .22         .36    .36         .18         .35    .37         .18
-------------------------------------------------------------------    ---------------------------    ---------------------------
  Distribution from net realized
    gain                                 .11       --         --         .11     --          --         .11     --          --
-------------------------------------------------------------------    ---------------------------    ---------------------------
Total dividends:                         .54      .44        .22         .47    .36         .18         .46    .37         .18
-------------------------------------------------------------------    ---------------------------    ---------------------------
Net asset value, end of period        $10.19     9.92       9.76       10.18    9.91       9.77       10.18    9.91       9.76
-------------------------------------------------------------------    ---------------------------    ---------------------------
TOTAL RETURN: (NOT ANNUALIZED)          8.35%    6.19       5.00        7.53    5.19       4.72        7.54    5.36       4.63
-------------------------------------------------------------------    ---------------------------    ---------------------------
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):(b)
Expenses absorbed by the Fund           1.13%    1.21        .41        1.89    1.94       1.21        1.78    1.64       1.21
-------------------------------------------------------------------    ---------------------------    ---------------------------
Net investment income                   4.31%    4.36       4.82        3.55    3.63       4.02        3.66    3.93       4.02
-------------------------------------------------------------------    ---------------------------    ---------------------------
OTHER RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):(b)
Expenses                                1.29%    1.53        .96        2.05    2.26       1.76        1.94    1.96       1.76
-------------------------------------------------------------------    ---------------------------    ---------------------------
Net investment income                   4.15%    4.04       4.27        3.39    3.31       3.47        3.50    3.61       3.47
-------------------------------------------------------------------    ---------------------------    ---------------------------



                                                                                    MARCH 15,
                                                                   YEAR ENDED           TO
                                                                   AUGUST 31,       AUGUST 31,
                                                                 1997      1996        1995
                                                                ----------------    ----------
ALL CLASSES
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                      $3,091     3,286      3,079
----------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                                69%      135        161
----------------------------------------------------------------------------------------------


See footnotes after tables.

                                                         NEW JERSEY FUND
                                          CLASS A                            CLASS B
                                ----------------------------    ---------------------------------
                                                  MARCH 15,                            MARCH 15,
                                  YEAR ENDED          TO            YEAR ENDED             TO
                                  AUGUST 31,      AUGUST 31,        AUGUST 31,         AUGUST 31,
                                 1997     1996       1995       1997        1996          1995
                                --------------    ----------    -------------------    ----------
PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning
  of period                     $ 9.85    9.75       9.50        9.88       9.77          9.50
------------------------------------------------------------    ---------------------------------
Income from investment
  operations:
  Net investment income            .43    .43         .22         .35        .36           .18
------------------------------------------------------------    ---------------------------------
  Net realized and
  unrealized gain                  .33    .10         .25         .33        .11           .27
------------------------------------------------------------    ---------------------------------
Total from investment
  operations                       .76    .53         .47         .68        .47           .45
------------------------------------------------------------    ---------------------------------
Less dividends:
  Distribution from
    investment income              .43    .43         .22         .35        .36           .18
------------------------------------------------------------    ---------------------------------
  Distribution from net
    realized gain                  .06     --          --         .06         --            --
------------------------------------------------------------    ---------------------------------
Total Dividends                    .49    .43         .22         .41        .36           .18
------------------------------------------------------------    ---------------------------------
Net asset value, end of
  period                        $10.12    9.85       9.75       10.15       9.88          9.77
------------------------------------------------------------    ---------------------------------
TOTAL RETURN (NOT
  ANNUALIZED):                    7.85%   5.50       4.89        7.02       4.80          4.69
------------------------------------------------------------    ---------------------------------
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED): (b)
Expenses absorbed by the
  Fund                            1.13%   1.13        .39        1.90       2.00          1.18
------------------------------------------------------------    ---------------------------------
Net investment income             4.28%   4.41       4.99        3.51       3.54          4.20
-------------------------------------------------------             -----------------------------
OTHER RATIOS TO AVERAGE NET
  ASSETS (ANNUALIZED): (b)
Expenses                          1.15%   1.45        .94        1.92       2.32          1.73
------------------------------------------------------------    ---------------------------------
Net investment income             4.26%   4.09       4.44        3.49       3.22          3.65
-------------------------------------------------------             -----------------------------

                                       NEW JERSEY FUND
                                           CLASS C
                              ---------------------------------
                                                     MARCH 15,
                                  YEAR ENDED             TO
                                  AUGUST 31,         AUGUST 31,
                              1997        1996          1995
                              -------------------    ----------
PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning
  of period                    9.88       9.77          9.50
----------------------------  ---------------------------------
Income from investment
  operations:
  Net investment income         .35        .36           .18
----------------------------  ---------------------------------
  Net realized and
  unrealized gain               .34        .11           .27
----------------------------  ---------------------------------
Total from investment
  operations                    .69        .47           .45
----------------------------  ---------------------------------
Less dividends:
  Distribution from
    investment income           .35        .36           .18
----------------------------  ---------------------------------
  Distribution from net
    realized gain               .06         --            --
----------------------------  ---------------------------------
Total Dividends                 .41        .36           .18
----------------------------  ---------------------------------
Net asset value, end of
  period                      10.16       9.88          9.77
----------------------------  ---------------------------------
TOTAL RETURN (NOT
  ANNUALIZED):                 7.19       4.89          4.75
----------------------------  ---------------------------------
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED): (b)
Expenses absorbed by the
  Fund                         1.79       1.70          1.18
----------------------------  ---------------------------------
Net investment income          3.62       3.84          4.20
----------------------------      -----------------------------
OTHER RATIOS TO AVERAGE NET
  ASSETS (ANNUALIZED): (b)
Expenses                       1.81       2.02          1.73
----------------------------  ---------------------------------
Net investment income          3.60       3.52          3.65
----------------------------      -----------------------------



                                                                                   MARCH 15,
                                                                  YEAR ENDED           TO
                                                                  AUGUST 31,       AUGUST 31,
                                                                 1997     1996        1995
                                                                ---------------    ----------
ALL CLASSES
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                      $5,304    3,982      4,309
---------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                                65%     128         68
---------------------------------------------------------------------------------------------


See footnotes after tables.

                                 NEW YORK FUND


                                                                                         JULY 1, TO
                                                YEAR ENDED AUGUST 31,                    AUGUST 31,       YEAR ENDED JUNE 30,
                                 1997    1996    1995    1994    1993    1992    1991       1990      1990    1989    1988   1987
        CLASS A SHARES          ------------------------------------------------------   ----------   ---------------------------

PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of
  year                          $10.66   10.80   10.73   11.59   10.97   10.41    9.90     10.02      10.22    9.63   9.75   9.62
------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income            .56     .56     .58     .58     .63     .65     .69       .12        .72     .64   .55     .53
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
    gain (loss)                    .36      --     .20    (.60)    .72     .56     .51      (.12)      (.18)    .59   (.12)   .13
------------------------------------------------------------------------------------------------------------------------
Total from investment
  operations                       .92     .56     .78    (.02)   1.35    1.21    1.20        --        .54    1.23   .43     .66
------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net
    investment income              .56     .56     .58     .58     .63     .65     .69       .12        .72     .64   .55     .53
------------------------------------------------------------------------------------------------------------------------
  Distribution from net
    realized gain                  .09     .14     .13     .26     .10      --      --        --        .02      --    --      --
------------------------------------------------------------------------------------------------------------------------
Total dividends                    .65     .70     .71     .84     .73     .65     .69       .12        .74     .64   .55     .53
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year    $10.93   10.66   10.80   10.73   11.59   10.97   10.41      9.90      10.02   10.22   9.63   9.75
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN:                     8.77%   5.26    7.62    (.19)  12.82   12.07   12.54       .02       5.53   13.18   4.56   6.97
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS:(c)
Expenses                           .83%    .83     .81     .76     .67     .66     .40       .72        .72    1.42   1.97   2.05
------------------------------------------------------------------------------------------------------------------------
Net investment income             5.15%   5.15    5.47    5.29    5.69    6.12    6.77      6.45       6.33    5.25   5.41   4.58
------------------------------------------------------------------------------------------------------------------------



                                                        CLASS B                                          CLASS C
                                     ---------------------------------------------      -----------------------------------------
                                              YEAR ENDED               MAY 31, TO               YEAR ENDED            MAY 31, TO
                                              AUGUST 31,               AUGUST 31,               AUGUST 31,            AUGUST 31,
                                      1997       1996       1995          1994          1997       1996       1995       1994
     CLASS B AND C SHARES            ----------------------------      -----------      ---------------------------   -----------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of
  period                             $10.66      10.80      10.73         10.77         10.65      10.79      10.73      10.77
-------------------------------------------------------------------------------              ------------------------------------
Income from investment
  operations:
  Net investment income                 .47        .47        .48           .12           .47        .47        .48        .12
-------------------------------------------------------------------------------              ------------------------------------
  Net realized and unrealized
    gain (loss)                         .37         --        .20          (.04)          .36         --        .19       (.04)
-------------------------------------------------------------------------------              ------------------------------------
Total from investment
  operations                            .84        .47        .68           .08           .83        .47        .67        .08
-------------------------------------------------------------------------------              ------------------------------------
Less dividends:
  Distribution from net
    investment income                   .47        .47        .48           .12           .47        .47        .48        .12
-------------------------------------------------------------------------------              ------------------------------------
  Distribution from net
    realized gain                       .09        .14        .13            --           .09        .14        .13         --
-------------------------------------------------------------------------------              ------------------------------------
Total dividends                         .56        .61        .61           .12           .56        .61        .61        .12
-------------------------------------------------------------------------------              ------------------------------------
Net asset value, end of period       $10.94      10.66      10.80         10.73         10.92      10.65      10.79      10.73
-------------------------------------------------------------------------------              ------------------------------------
TOTAL RETURN (NOT ANNUALIZED):         7.96%      4.36       6.69           .75          7.87       4.38       6.64        .70
-------------------------------------------------------------------------------              ------------------------------------
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
Expenses                               1.67%      1.69       1.67          1.68          1.65       1.67       1.62       1.63
-------------------------------------------------------------------------------              ------------------------------------
Net investment income                  4.31%      4.29       4.61          4.36          4.33       4.31       4.66       4.68
-------------------------------------------------------------------------------              ------------------------------------


                                                                                               JULY 1, TO
                                               YEAR ENDED AUGUST 31,                           AUGUST 31
                          1997      1996      1995      1994      1993      1992      1991        1990
     ALL CLASSES        --------------------------------------------------------------------   ----------
SUPPLEMENTAL DATA:
Net assets at end of
  year (in thousands)   $285,934   302,346   319,477   342,839   354,461   290,464   229,350    174,911
---------------------------------------------------------------------------------------------------------
Portfolio turnover
  rate                        92%      104       112        43        36        16        26         33
---------------------------------------------------------------------------------------------------------


                              YEAR ENDED JUNE 30,
                         1990      1989    1988    1987
     ALL CLASSES        --------------------------------
SUPPLEMENTAL DATA:
Net assets at end of
  year (in thousands)   165,847   55,406   4,220   4,148
---------------------------------------------------------------------------------------------------------
Portfolio turnover
  rate                       32       32       9      67
---------------------------------------------------------------------------------------------------------


See footnotes after tables.

                                   OHIO FUND


                                                                                                                MARCH 22, TO
                                                                            YEAR ENDED AUGUST 31,                AUGUST 31,
                                                                   1997       1996       1995         1994          1993
                       CLASS A SHARES                             ------------------------------------------    ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                              $ 9.93      9.81        9.56         9.98          9.50
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              .47      .48          .50          .53           .24
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                            .32      .12          .25         (.41)          .48
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     .79      .60          .75          .12           .72
------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income                            .47      .48          .50          .53           .24
------------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                                .03       --           --          .01            --
------------------------------------------------------------------------------------------------------------------------
Total dividends                                                      .50      .48          .50          .54           .24
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $10.22      9.93        9.81         9.56          9.98
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED):                                      8.17%     6.16        8.20         1.23          7.54
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED): (d)
Expenses absorbed by the Fund                                        .89%     .91          .63          .02            --
------------------------------------------------------------------------------------------------------------------------
Net investment income                                               4.69      4.78        5.27         5.44          5.21
------------------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED): (d)
Expenses                                                             .89%     .91          .83          .82           .86
------------------------------------------------------------------------------------------------------------------------
Net investment income                                               4.69%     4.78        5.07         4.64          4.36
------------------------------------------------------------------------------------------------------------------------



                                                        CLASS B                                         CLASS C
                                      -------------------------------------------      ------------------------------------------
                                                                       MAY 31, TO                                      MAY 31, TO
                                          YEAR ENDED AUGUST 31,        AUGUST 31,         YEAR ENDED AUGUST 31,        AUGUST 31,
                                       1997       1996         1995       1994         1997       1996         1995       1994
       CLASS B AND C SHARES           -----------------------------    ----------      ----------------------------    ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period                                $ 9.93      9.81         9.56       9.54          9.93      9.81         9.56       9.54
-----------------------------------------------------------------------------               -------------------------------------
Income from investment operations:
  Net investment income                  .39      .39          .44         .14           .39      .39          .44         .14
-----------------------------------------------------------------------------               -------------------------------------
  Net realized and unrealized gain       .32      .12          .25         .02           .32      .12          .25         .02
-----------------------------------------------------------------------------               -------------------------------------
Total from investment operations         .71      .51          .69         .16           .71      .51          .69         .16
-----------------------------------------------------------------------------               -------------------------------------
Less dividends:
  Distribution from net investment
  income                                 .39      .39          .44         .14           .39      .39          .44         .14
-----------------------------------------------------------------------------               -------------------------------------
  Distribution from net realized
  gain                                   .03       --           --          --           .03       --           --          --
-----------------------------------------------------------------------------               -------------------------------------
Total dividends                          .42      .39          .44         .14           .42      .39          .44         .14
-----------------------------------------------------------------------------               -------------------------------------
Net asset value, end of period        $10.22      9.93         9.81       9.56         10.22      9.93         9.81       9.56
-----------------------------------------------------------------------------               -------------------------------------
TOTAL RETURN (NOT ANNUALIZED):          7.29%     5.30         7.57       1.55          7.32      5.28         7.56       1.55
-----------------------------------------------------------------------------               -------------------------------------
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED): (d)
Expenses absorbed by the Fund           1.70%     1.73         1.32        .22          1.68      1.74         1.27        .21
-----------------------------------------------------------------------------               -------------------------------------
Net investment income                   3.88%     3.96         4.58       4.72          3.90      3.95         4.63       5.04
-----------------------------------------------------------------------------               -------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED): (d)
Expenses                                1.70%     1.73         1.75       1.72          1.68      1.74         1.69       1.67
-----------------------------------------------------------------------------               -------------------------------------
Net investment income                   3.88%     3.96         4.15       3.22          3.90      3.95         4.21       3.58
-----------------------------------------------------------------------------               -------------------------------------


                                                                YEAR ENDED AUGUST 31,                             MARCH 22, TO
             ALL CLASSES                                                                                           AUGUST 31,
                                               1997              1996             1995             1994               1993
                                           ----------------------------------------------------------------    ------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in
thousands)                                 $      39,468           37,100           31,450           23,769            15,530
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                  52%              86               90              103                17
------------------------------------------------------------------------------------------------------------------------

See footnotes after tables.

                                                                     PENNSYLVANIA FUND
                                                        CLASS A                      CLASS B                     CLASS C
                                               --------------------------   -------------------------   -------------------------
                                                               MARCH 15,                   MARCH 15,                   MARCH 15,
                                                YEAR ENDED         TO        YEAR ENDED        TO        YEAR ENDED        TO
                                                AUGUST 31,     AUGUST 31,    AUGUST 31,    AUGUST 31,    AUGUST 31,    AUGUST 31,
                                                1997    1996      1995      1997    1996      1995      1997    1996      1995
                                               -------------   ----------   ------------   ----------   ------------   ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period           $ 9.95   9.81      9.50       9.95   9.80      9.50       9.95   9.81      9.50
-------------------------------------------------------------------------       ---------------------       ---------------------
Income from investment operations:
  Net investment income                           .46   .44        .22        .38   .37        .18        .38   .37        .19
-------------------------------------------------------------------------       ---------------------       ---------------------
  Net realized and unrealized gain                .46   .14        .31        .46   .15        .30        .46   .14        .31
-------------------------------------------------------------------------       ---------------------       ---------------------
Total from investment operations                  .92   .58        .53        .84   .52        .48        .84   .51        .50
-------------------------------------------------------------------------       ---------------------       ---------------------
Less distribution from net investment income      .46   .44        .22        .38   .37        .18        .38   .37        .19
-------------------------------------------------------------------------       ---------------------       ---------------------
  Net asset value, end of period               $10.41   9.95      9.81      10.41   9.95      9.80      10.41   9.95      9.81
-------------------------------------------------------------------------       ---------------------       ---------------------
TOTAL RETURN (NOT ANNUALIZED):                   9.41%  6.01      5.54       8.58   5.29      5.05       8.60   5.19      5.18
-------------------------------------------------------------------------       ---------------------       ---------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  (b)
Expenses absorbed by the Fund                     .97%  1.06       .46       1.73   1.83      1.24       1.71   1.80      1.21
-------------------------------------------------------------------------       ---------------------       ---------------------
Net investment income                            4.48%  4.33      4.93       3.72   3.56      4.15       3.74   3.59      4.18
-------------------------------------------------------------------------       ---------------------       ---------------------
OTHER RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED): (b)
Expenses                                         1.12%  1.39      1.01       1.93   2.16      1.79       1.96   2.13      1.76
-------------------------------------------------------------------------       ---------------------       ---------------------
Net investment income                            4.33%  4.00      4.38       3.52   3.23      3.60       3.49   3.26      3.63
-------------------------------------------------------------------------       ---------------------       ---------------------



                                                                                  MARCH 15,
                                                                                      TO
                                                                 YEAR ENDED       AUGUST 31,
                                                                 AUGUST 31,          1995
                                                               1997      1996     ----------
                        ALL CLASSES                           ----------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                    $6,304     4,449       2,118
--------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                             117%      158          85
--------------------------------------------------------------------------------------------


See footnotes after tables.

                                   TEXAS FUND


                                                                                                       NOVEMBER 1,
                                                                                                         1991 TO
                                                                      YEAR ENDED AUGUST 31,            AUGUST 31,
                                                               1997    1996    1995    1994    1993       1992
                                                              --------------------------------------   -----------
CLASS A SHARES

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                          $10.36   10.42   10.14   10.69    9.95       9.50
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          .51     .51     .54     .56     .60        .50
----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                        .32     .21     .36    (.42)    .74        .45
----------------------------------------------------------------------------------------------------
Total from investment operations                                 .83     .72     .90     .14    1.34        .95
----------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income                        .51     .51     .54     .56     .60        .50
----------------------------------------------------------------------------------------------------
  Distribution from net realized gain                            .26     .27     .08     .13      --         --
----------------------------------------------------------------------------------------------------
Total dividends                                                  .77     .78     .62     .69     .60        .50
----------------------------------------------------------------------------------------------------
Net asset value, end of period                                $10.42   10.36   10.42   10.14   10.69       9.95
----------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED):                                  8.28%   7.04    9.28    1.28   13.89      10.15
----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED): (e)
Expenses absorbed by the Fund                                    .92%    .92     .70     .36     .08         --
----------------------------------------------------------------------------------------------------
Net investment income                                           4.90%   4.88    5.37    5.38    5.79       5.98
----------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED): (e)
Expenses                                                         .92%    .92     .89     .90     .79        .93
----------------------------------------------------------------------------------------------------
Net investment income                                           4.90%   4.88    5.18    4.82    5.08       5.05
----------------------------------------------------------------------------------------------------



                                                                  CLASS B                              CLASS C
                                                    -----------------------------------   ----------------------------------
                                                                              MAY 31,                              MAY 31,
                                                          YEAR ENDED             TO            YEAR ENDED             TO
                                                          AUGUST 31,         AUGUST 31,        AUGUST 31,         AUGUST 31,
                                                     1997    1996    1995       1994      1997    1996    1995       1994
                                                    ----------------------   ----------   ---------------------   ----------
CLASS B AND C SHARES

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                $10.36   10.42   10.15     10.17      10.36   10.42   10.15     10.17
------------------------------------------------------------------------------------        --------------------------------
Income from investment operations:
  Net investment income                                .42     .42     .45       .12        .42     .42     .46       .12
------------------------------------------------------------------------------------        --------------------------------
  Net realized and unrealized gain (loss)              .32     .21     .35      (.02)       .32     .21     .35      (.02)
------------------------------------------------------------------------------------        --------------------------------
Total from investment operations                       .74     .63     .80       .10        .74     .63     .81       .10
------------------------------------------------------------------------------------        --------------------------------
Less dividends:
  Distribution from net investment income              .42     .42     .45       .12        .42     .42     .46       .12
------------------------------------------------------------------------------------        --------------------------------
  Distribution from net realized gain                  .26     .27     .08        --        .26     .27     .08        --
------------------------------------------------------------------------------------        --------------------------------
Total dividends                                        .68     .69     .53       .12        .68     .69     .54       .12
------------------------------------------------------------------------------------        --------------------------------
Net asset value, end of period                      $$10.42  10.36   10.42     10.15      10.42   10.36   10.42     10.15
------------------------------------------------------------------------------------        --------------------------------
TOTAL RETURN (NOT ANNUALIZED):                        7.41%   6.11    8.16       .92       7.43    6.13    8.27       .88
------------------------------------------------------------------------------------        --------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED): (e)
Expenses absorbed by the Fund                         1.73%   1.79    1.54      1.24       1.71    1.76    1.50      1.23
------------------------------------------------------------------------------------        --------------------------------
Net investment income                                 4.09    4.01    4.53      4.44       4.11    4.04    4.57      3.96
------------------------------------------------------------------------------------        --------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  (e)
Expenses                                              1.73%   1.79    1.73      1.78       1.71    1.76    1.69      1.77
------------------------------------------------------------------------------------        --------------------------------
Net investment income                                 4.09    4.01    4.34      3.90       4.11    4.04    4.38      3.42
------------------------------------------------------------------------------------        --------------------------------



                                                                                                            NOVEMBER 1,
                                                                                                              1991 TO
                                                                         YEAR ENDED AUGUST 31,              AUGUST 31,
                                                               1997      1996     1995     1994     1993       1992
                                                              -------------------------------------------   -----------
ALL CLASSES
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                    $12,469   13,595   14,877   15,409   12,341      7,810
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized):                              62%     112       75       58       47         18
---------------------------------------------------------------------------------------------------------


See footnotes after tables.

NOTES FOR ALL STATE TAX-FREE INCOME SERIES FUNDS:

(a) Certain expenses of the Florida Fund were waived or absorbed by ZKI during each of the three periods shown ended August 31, 1993. If no waiver had been in place during this time, the expense ratios would have increased .86%, .42% and 0.1% of average net assets, respectively, with a corresponding decrease in the net investment income ratios during these periods.


(b) ZKI agreed to waive the management fee of the Michigan Fund, New Jersey Fund and the Pennsylvania Fund from their inception, March 15, 1995, through September 15, 1995. Thereafter, the management fee was gradually reinstated. Additionally, beginning in December 1996, ZKI agreed to absorb certain other operating expenses of the Funds. "Other ratios to average net assets" are computed without expense waiver or absorption.


(c) Certain expenses of the New York Fund were waived or absorbed by ZKI during various periods shown. Beginning July 1, 1991, the New York Fund began paying all expenses in full. The ratios shown are computed without the undertaking to waive or absorb expenses.

(d) Certain expenses of the Ohio Fund were waived or absorbed by ZKI from March 22, 1993 through June 30, 1994. Thereafter, these expenses were gradually reinstated through June 30, 1995. "Other ratios to average net assets" are computed without the undertaking to waive such expenses.


(e) Certain expenses of the Texas Fund were waived or absorbed by ZKI from November 1, 1991 through December 31, 1993. Thereafter, expenses (excluding the management fees) were gradually reinstated through October 1, 1993, and the management fee was gradually reinstated through June 30, 1995. "Other ratios to average net assets" are computed without expense waiver or absorption.


Total return does not reflect the effect of sales charges.

INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS

Kemper Tax-Free Income Funds consist of two open-end management investment companies ("Trusts"), Kemper National Tax-Free Income Series (the "National Trust") and Kemper State Tax-Free Income Series (the "State Trust") that offer a choice of investment portfolios ("Funds") designed for investors seeking a high level of current income exempt from federal income tax and, in the case of certain Funds, from the income taxes of a particular state. The National Trust consists of two "National Funds": Kemper Municipal Bond Fund ("Municipal Fund") and Kemper Intermediate Municipal Bond Fund ("Intermediate Municipal Fund") and the State Trust consists of eight separate "State Funds". Each Trust may offer additional Funds in the future.

Under normal conditions, as a fundamental investment policy, each Fund will maintain at least 80% of its investments in obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the income from which is exempt from federal income taxes ("Municipal Securities"). As indicated under "Dividends and Taxes," the Funds may invest in "private activity bonds." The Funds currently do not consider private activity bonds to be Municipal Securities for purposes of the 80% limitation.

The assets of each Fund consist of (a) Municipal Securities; (b) temporary investments in high grade taxable fixed income instruments including repurchase agreements (See "Temporary Investments" below for more information); (c) financial futures contracts and options (which may produce taxable gains) as described under "Additional Investment Information" below; and (d) cash. From time to time, a Fund may purchase insurance on the securities in the Fund's portfolio. While such insurance provides protection against default of the issuer, it does not protect against a decline in the value of a security as a result of market conditions. For the Municipal Fund, all Municipal Securities will be rated at the time of purchase within the four highest grades assigned by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps Credit Rating Co. ("Duff") or any other Nationally Recognized Statistical Rating Organization ("NRSRO") as designated by the Securities and Exchange Commission ("SEC"), provided that up to 10% of the net assets of the Municipal Fund may be invested in Municipal Securities that are lower rated ("junk bonds") or unrated. For the Intermediate Municipal Fund and the State Funds, all Municipal Securities will be rated at the time of purchase within the four highest grades assigned by Moody's, S&P, Fitch or Duff or any other NRSRO as designated by the SEC, or will be of comparable quality as determined by the Fund's investment manager, provided that up to 10% of a Fund's net assets may be invested without regard to this limitation. The top four ratings currently assigned by these organizations are as follows: Moody's (Aaa, Aa, A or Baa), S&P (AAA, AA, A or BBB), Fitch (AAA, AA, A or BBB) and Duff (AAA, AA, A or BBB).

Municipal Securities are debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and the obtaining of funds to loan to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Such obligations, which may include lease arrangements, are included within the term Municipal Securities if the interest paid thereon qualifies as exempt from federal income tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Securities, although the current federal tax laws place substantial limitations on the size of such issues.

The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds that are Municipal Securities are in most cases revenue bonds and do not generally constitute the pledge of the credit of the issuer of such bonds. There are, of course, variations in the degree of risk of Municipal Securities, both within a particular classification and between classifications, depending on numerous factors.

There are market and investment risks with any security and the value of an investment in a Fund will fluctuate over time. Normally, the value of a Fund's investments varies inversely with changes in interest rates and longer-term securities are more susceptible to changes in value as a result of interest-rate changes than are shorter-term securities. There can be no assurance that the objective of any Fund will be achieved. Municipal Securities rated within the four highest grades by Moody's, S&P, Fitch or Duff are generally considered to be "investment grade." Like higher rated securities, securities rated in the Baa/BBB categories are considered to have adequate capacity to pay principal and interest, although they may have fewer protective provisions than higher rated securities and thus may be adversely affected by severe economic circumstances and are considered to have speculative characteristics. For a discussion of lower rated or non-rated securities and related risks, see "Special Risk Factors--High Yield (High Risk) Bonds" below.

Each State Fund is "non-diversified" and, as such, may invest more than 5% of its assets in the obligations of an issuer, subject to the diversification requirements of Subchapter M of the Internal Revenue Code applicable to the Fund. This allows a State Fund, as to 50% of its assets, to invest more than 5% of its assets, but not more than 25%, in the fixed income securities of any municipality or other tax-exempt issuer. Since a State Fund may invest a relatively high percentage of its assets in the obligations of a limited number of issuers, it will be more susceptible to economic, political or regulatory occurrences than a diversified fund. See "Investment Restrictions" in the Statement of Additional Information. Also, see "Investments--Special Risk Factors" in the Statement of Additional Information for more information concerning the risks associated with investment in Municipal Securities of the particular states.

MUNICIPAL FUND. The objective of the Municipal Fund is to provide as high a level of current interest income exempt from federal income taxes as is consistent with preservation of capital. The Municipal Fund seeks to achieve its objective by investing primarily in a diversified portfolio of Municipal Securities. Although the Municipal Fund is not limited as to portfolio maturity, the dollar-weighted average portfolio maturity of this Fund, under normal market conditions, is expected to be longer than 10 years.

INTERMEDIATE MUNICIPAL FUND. The objective of the Intermediate Municipal Fund is to provide as high a level of current income that is exempt from federal income taxes as is consistent with preservation of capital. The Intermediate Municipal Fund seeks to achieve its objective by investing in a diversified portfolio of Municipal Securities.

As a non-fundamental policy, the dollar-weighted average portfolio maturity of this Fund, under normal market conditions, will be between 3 and 10 years. The maturity of a security held by the Fund will generally be considered to be the time remaining until repayment of the principal amount of such security, except that a security will be treated as having a maturity earlier than its stated maturity date if it has technical features (such as puts or demand features) or a variable rate of interest which, in the judgment of the Fund's investment manager, will result in the security being valued in the market as though it has the earlier maturity. Intermediate-term securities generally are more stable and less susceptible to changes in market value than longer term securities although they in most cases offer lower yields than securities with longer maturities.

The investment manager believes that investment in intermediate-term securities allows the Fund to seek both high current income and preservation of capital. There is, however, no assurance that the Fund's objective will be achieved. The return and net asset value of the Fund will fluctuate.

CALIFORNIA FUND. The objective of the California Fund is to provide a high level of current income that is exempt from federal and California income taxes. The California Fund seeks to achieve its objective by investing in a non-diversified portfolio of Municipal Securities. The California Fund intends to generate dividends that are exempt from California income taxes. Such dividend income may be subject to local taxes. Under California law a mutual fund must have at least 50% of its total assets invested in California state and local issues the income from which is exempt from California income tax ("California Municipal Securities") at the end of each quarter of its taxable year in order to be eligible to pay to California residents dividends that are wholly or partially exempt from California income taxes. Accordingly, the California Fund intends to invest a minimum of 50% of its assets in California Municipal Securities and may invest up to 100% of its assets in such securities. The California Fund normally maintains at least 80% of its investments in California Municipal Securities.

Investors should be aware that certain California constitutional amendments, legislative measures, executive orders, civil actions and voter initiatives, as well as the general financial condition of the State, could result in certain adverse consequences for owners of California Municipal Securities. The natural disasters that California has experienced in recent years may impair local issuer financial performance. In addition, amendments in recent years to the California Constitution and statutes that limit the taxing and spending authority of California governmental entities may impair the ability of the issuers of some California Municipal Securities to maintain debt service on their obligations. Other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future.

FLORIDA FUND. The objective of the Florida Fund is to provide a high level of current income that is exempt from federal income taxes. The Florida Fund seeks to achieve its objective by investing primarily in a non-diversified portfolio of obligations issued by the State of Florida, its political subdivisions, agencies or instrumentalities and other securities that are exempt from the Florida intangibles tax and the interest from which is exempt from federal income taxes ("Florida Municipal Securities"). Dividends representing interest income received by the Florida Fund on Florida Municipal Securities will be exempt from federal income taxes. Dividend income may be subject to state and local taxes. Florida currently has no income tax for individuals. Since the investment manager believes that exemption from the Florida intangibles tax is likely to be available, the Florida Fund generally will seek investments enabling shares of the Florida Fund to be exempt from the intangibles tax. However, there is no assurance that an exemption from the Florida intangibles tax will be available. See "Dividends and Taxes." Florida Municipal Securities may at times have lower yields than other tax-exempt securities. Taking advantage of the exemption from the Florida intangibles tax could result in higher portfolio turnover and related transaction costs. As a temporary defensive position, to the extent Florida Municipal Securities are at any time unavailable or unattractive for investment by the Florida Fund, it will invest in other debt securities the interest from which is exempt from federal income tax. Under normal market conditions, as a non-fundamental policy, the Florida Fund will maintain at least 65% of its total assets in Florida Municipal Securities. See also "Dividends and Taxes."

Florida is characterized by rapid growth, substantial capital needs, a manageable debt burden, a diversifying but still somewhat narrow economic base and good financial operations. The State continues to experience rapid population growth although not as great as in previous years. The slower population growth rate should allow the State to catch up on its capital needs. Technology-based manufacturing, healthcare and financial services have joined tourism and agriculture as leading elements of Florida's continued economic growth. Florida's overall financial position remains healthy, despite swings in financial operations over the past several years. The swings are reflective of the State's reliance on the sales tax as the major revenue source. Florida has increased its funding of capital projects through more frequent debt issuance rather than the historical pay-as-you-go method.

MICHIGAN FUND. The objective of the Michigan Fund is to provide a high level of current income that is exempt from federal and Michigan income taxes. The Michigan Fund seeks to achieve its objective by investing primarily in a non-diversified portfolio of obligations issued by or on behalf of Michigan, its political subdivisions, agencies or instrumentalities the interest from which is exempt from federal and Michigan income taxes ("Michigan Municipal Securities"). Dividends representing interest income received by the Michigan Fund on Michigan Municipal Securities will be exempt from federal and Michigan income taxes. Such dividend income may be subject to other state and local taxes. To the extent that Michigan Municipal Securities are at any time unavailable or unattractive for investment by the Michigan Fund, it will invest temporarily in other debt securities the interest from which is exempt from federal income tax. Under normal market conditions, as a non-fundamental policy, the Michigan Fund will maintain at least 65% of its total assets in Michigan Municipal Securities.


Michigan's economic performance relies heavily on national economic trends. Its economy is highly industrialized with an economic base concentrated in the manufacturing sector. This concentration has generally caused the State's economy to be more volatile than that of more diversified states, although its long term growth has kept pace with the nation due to gains in other sectors. The most recent economic recession had a milder affect on the State compared to the recession of the 1980's. The restructuring of the State's manufacturing industry following the recession of the 1980's improved the industry's overall competitive position. In addition, the rebound in the automotive industry of the past several years has improved the State's current economic and financial position, which are both at record levels of achievement. Michigan's future economic growth will likely come from growth in its service sector.


NEW JERSEY FUND. The objective of the New Jersey Fund is to provide a high level of current income that is exempt from federal and New Jersey income taxes. The New Jersey Fund seeks to achieve its objective by investing primarily in a non-diversified portfolio of obligations issued by or on behalf of New Jersey, its political subdivisions, agencies or instrumentalities the interest from which is exempt from federal and New Jersey income taxes ("New Jersey Municipal Securities"). Dividends representing interest income received by the New Jersey Fund on New Jersey Municipal Securities will be exempt from federal and New Jersey income taxes. Such dividend income may be subject to other state and local taxes. To the extent that New Jersey Municipal Securities are at any time unavailable or unattractive for investment by the New Jersey Fund, it will invest temporarily in other debt securities the interest from which is exempt from federal income tax. Under normal market conditions, as a non-fundamental policy, the New Jersey Fund will maintain at least 65% of its total assets in New Jersey Municipal Securities.


New Jersey is the ninth most populous state in the nation. Per capita income in 1995 was the second highest of the states and about 128% of the national average. The distribution of employment in New Jersey mirrors that of the nation. After an extraordinary boom in the mid-1980's, New Jersey and the rest of the Northeast fell into a recession a year before the national recession officially began. Along with the rest of the Northeast, New Jersey climbed out of the recession more slowly than the rest of the nation. Since 1992, the unemployment rate in New Jersey has exceeded the national average; the average unemployment rate for New Jersey and the nation during 1996 was 6.2%, slightly higher than that of the U.S. The rate is forecast to drop to 5.5% in 1997, more on par with the rest of the nation.


NEW YORK FUND. The objective of the New York Fund is to provide a high level of current income that is exempt from federal, New York State and New York City income taxes. The New York Fund seeks to achieve its objective by investing in a non-diversified portfolio of obligations issued by or on behalf of New York State, its political subdivisions, authorities and corporations, and territories and possessions of the United States and their political subdivisions, agencies and instrumentalities the interest from which is exempt from federal, New York State and New York City income taxes ("New York Municipal Securities"). Dividends representing interest income received by the New York Fund on New York Municipal Securities will be exempt from federal, New York State and New York City income taxes. Such dividend income may be subject to other state and local taxes. To the extent New York Municipal Securities are at any time unavailable or unattractive for investment by the New York Fund, it will invest temporarily in other debt securities the interest from which is exempt from federal income tax. Under normal market conditions, as a non-fundamental policy, the New York Fund will maintain at least 65% of its total assets in New York Municipal Securities.

New York is the third most populous state in the nation; New York City accounts for about 40% of the State's population. After a boom in the mid-1980's, New York and the rest of the Northeast fell into a recession a year before the national recession officially began. Along with the rest of the Northeast, New York climbed out of the recession more slowly than the rest of the nation. New York ranks third in the nation in personal income. In 1994, per capita personal income was 119% of the national average. Employment distribution is similar to that of the nation except for a higher concentration in the Finance, Insurance and Real Estate ("FIRE") sector and a lower concentration in manufacturing. Historically, unemployment is more cyclical than for the United States as a whole. Since 1991, New York unemployment has exceeded the U.S. average.


OHIO FUND. The objective of the Ohio Fund is to provide a high level of current income that is exempt from federal and Ohio income taxes. The Ohio Fund seeks to achieve its objective by investing primarily in a non-diversified portfolio of obligations issued by or on behalf of the State of Ohio, its political subdivisions, agencies or instrumentalities the interest from which is exempt from federal and Ohio income taxes ("Ohio Municipal Securities"). Dividends representing interest income received by the Ohio Fund on Ohio Municipal Securities will be exempt from federal and Ohio income taxes. Such dividend income may be subject to other state and local taxes. To the extent Ohio Municipal Securities are at any time unavailable or unattractive for investment by the Ohio Fund, it will invest temporarily in other debt securities the interest from which is exempt from federal income tax. Under normal market conditions, as a non-fundamental policy, the Ohio Fund will maintain at least 65% of its total assets in Ohio Municipal Securities.


Ohio dealt successfully with financial difficulties in prior years and may face long-term problems in certain concentrated regions and the economy. The economy depends in part upon durable goods manufacturing, primarily motor vehicles and equipment, steel, rubber products and household appliances. As a result, economic activity in Ohio tends to be more cyclical than some other states and the nation as a whole. However, since 1982, the State's economy has been growing and diversifying as employment shifts into services, trade, finance and insurance.


PENNSYLVANIA FUND. The objective of the Pennsylvania Fund is to provide a high level of current income that is exempt from federal and Pennsylvania income taxes. The Pennsylvania Fund seeks to achieve its objective by investing primarily in a non-diversified portfolio of obligations issued by or on behalf of the Commonwealth of Pennsylvania, its political subdivisions, agencies or instrumentalities the interest from which is exempt from federal and Pennsylvania income taxes ("Pennsylvania Municipal Securities"). Dividends representing interest income received by the Pennsylvania Fund on Pennsylvania Municipal Securities will be exempt from federal and Pennsylvania income taxes and (for residents of Philadelphia) from Philadelphia School District Income Tax and (for residents of Pittsburgh) from the intangibles tax for the City and School District of Pittsburgh. Such dividend income may be subject to other state and local taxes. To the extent that Pennsylvania Municipal Securities are at any time unavailable or unattractive for investment by the Pennsylvania Fund, it will invest temporarily in other debt securities the interest from which is exempt from federal income tax. Under normal market conditions, as a non-fundamental policy, the Pennsylvania Fund will maintain at least 65% of its total assets in Pennsylvania Municipal Securities.


While Pennsylvania is among the leading states in manufacturing and mining, it is transforming into a services and high-tech economy as evidenced by its growing reputation as a health and education center. Following the recession of the early 1990's, Pennsylvania's economy had become more reflective of the nation's. Service industries became a larger portion of total employment. The steel industry had undergone a successful restructuring. The economy while continuing to experience some growth has not seen the levels of growth that most states have experienced during this recent expansion. The replacement of highly paid manufacturing jobs for those in the services and trade sectors will impede income growth. Relative cost advantages which are available to businesses in the Commonwealth compared to its neighboring states, as well as the restructuring and modernization of manufacturing plans, should aid in boosting the economy.

TEXAS FUND. The objective of the Texas Fund is to provide a high level of current income that is exempt from federal income taxes. The Texas Fund seeks to achieve its objective by investing primarily in a non-diversified portfolio of obligations issued by or on behalf of Texas, its political subdivisions, agencies or instrumentalities the interest from which is exempt from federal income taxes ("Texas Municipal Securities"). Dividends representing interest income received by the Texas Fund on Texas Municipal Securities will be exempt from federal income taxes. Such dividend income may be subject to state and local taxes. However, Texas currently has no income tax for individuals. To the extent Texas Municipal Securities are at any time unavailable or unattractive for investment by the Texas Fund, it will invest temporarily in other debt securities the interest from which is exempt from federal income tax. Under normal market conditions, as a non-fundamental policy, the Texas Fund will maintain at least 65% of its total assets in Texas Municipal Securities.


The State's economy has become more diversified since the oil-induced recession of the mid-1980s and now closely matches the national economy in terms of employment composition. Direct mining employment in Texas declined from 4.8 percent of total in 1981 to 1.9 percent in 1997, drawing nearer the nation's .5 percent level. The State's employment growth rate has exceeded the national average each year since 1990. The service sector has been the largest source of growth due partly to relocation of several high-tech firms to the State. On an absolute basis, Texas was third among the states in terms of new jobs added between July 1996 and July 1997. Gross State Product growth outpaced the nation for calendar year 1996, growing by 3.2% as opposed to 2.4% for the nation.


Although the investment manager anticipates that most of the bonds in the Texas Fund will be revenue obligations or general obligations of local governments or authorities, rather than general obligations of the State of Texas itself, any circumstances that adversely affect the State's credit standing may also affect the market value of these other bonds held by the Texas Fund, either directly or indirectly, as a result of a dependency of local governments and other authorities upon State aid and reimbursement programs.

SPECIAL RISK FACTORS--HIGH YIELD (HIGH RISK) BONDS. As stated above, the Municipal Fund may invest up to 10% of its net assets in Municipal Securities that are in the lower rating categories (securities rated below the fourth category) or are unrated, and the Intermediate Municipal Fund and each State Fund may invest up to 10% of its net assets without regard to the limitation that Municipal Securities in which it invests be rated at the time of purchase within the four highest grades by an NRSRO or of comparable quality as determined by the Fund's investment manager. After a Fund has bought a security, its quality level may fall below the minimum required for purchase by the Fund. That would not require the Fund to sell the security, but the investment manager will consider such an event in determining whether a Fund should continue to hold the security in its portfolio.

These lower rated and non-rated fixed income securities are commonly referred to as "junk bonds" and are considered, on balance, to be predominantly speculative as to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation, and they generally involve more credit risk than securities in the higher rating categories. The market values of such securities tend to reflect individual issuer developments to a greater extent than do those of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower rated securities also are more sensitive to economic conditions than are higher rated securities. Adverse publicity and investor perceptions regarding lower rated bonds, whether or not based on fundamental analysis, may depress the prices for such securities. A Fund may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities. The lack of a liquid secondary market may have an adverse effect on market price and the Fund's ability to dispose of particular issues and may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing these assets. The characteristics of the rating categories are described in the Statement of Additional Information under "Appendix--Ratings of Investments."

ADDITIONAL INVESTMENT INFORMATION. A Fund, other than the Intermediate Municipal Fund, may take full advantage of the entire range of maturities of Municipal Securities and may adjust the average maturity of its investments from time to time, depending on the investment manager's assessment of the relative yields available on securities of different maturities and its expectations of future changes in interest rates. However, it is anticipated that, under normal market conditions, each such Fund will invest primarily in long-term Municipal Securities (generally, maturities of ten years or more), except that the Intermediate Municipal Fund, under normal market conditions, will maintain a dollar weighted average portfolio maturity between 3 and 10 years.

A Fund will not normally engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Fund's investment objective. Accordingly, a Fund may sell portfolio securities in anticipation of a rise in interest rates and purchase securities in anticipation of a decline in interest rates. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what the Fund believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of Municipal Securities or changes in the investment objectives of some investors. Frequency of portfolio turnover will not be a limiting factor should a Fund deem it desirable to purchase or sell securities. The portfolio turnover rates for the Funds are listed under "Financial Highlights." The difference in portfolio turnover rates between fiscal years 1994 and 1995 for the Florida and New York Funds was primarily due to two portfolio restructurings for each Fund in order to lengthen their durations in response to the interest rate environment. It is anticipated that, under normal circumstances, the portfolio turnover rate for the Michigan and New York Funds will not exceed 100%.

The National Funds and the California Fund will not borrow money except for temporary or emergency purposes (but not to purchase investments) and then only in an amount not to exceed 5% for the National Funds or 10% for the California Fund of net assets; or pledge its securities or receivables or transfer, assign or otherwise encumber them in an amount exceeding the amount of the borrowing secured thereby. Except for the California Fund, each State Fund will not borrow money except for temporary purposes (but not to purchase investments) and then only in an amount not to exceed one-third of the value of its total assets (including the amount borrowed) in order to meet redemption requests that otherwise might result in the untimely disposition of securities; or pledge its securities or receivables or transfer or assign or otherwise encumber them in an amount to exceed 10% of its net assets to secure borrowings.

Certain fundamental investment restrictions have been adopted for each Fund, which are presented in the Statement of Additional Information and that, together with the investment objective and policies of each Fund, cannot be changed without approval by holders of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940 ("1940 Act"), this means the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy; or (b) more than 50% of the outstanding shares of the Fund.

OPTIONS AND FINANCIAL FUTURES TRANSACTIONS. A Fund may deal in options on securities and securities indexes, which options may be listed for trading on a national securities exchange or traded over-the-counter. A Fund may write (sell) covered call options and secured put options on up to 25% of its net assets and may purchase put and call options provided that no more than 5% of its net assets may be invested in premiums on such options. The ability to engage in options transactions enables a Fund to pursue its investment objective and also to hedge against market risks but is not intended for speculation.

A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security or other asset at the exercise price during the option period. The writer of a covered call owns securities or other assets that are acceptable for escrow and the writer of a secured put invests an amount not less than the exercise price in eligible securities or other assets to the extent that it is obligated as a writer. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying security or other asset over the exercise price plus the premium received. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying security or other asset at a disadvantageous price.

Over-the-counter traded options ("OTC options") differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer as a result of the insolvency of such dealer or otherwise, in which event a Fund may experience material losses. However, in writing options the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities or other assets, and a wider range of expiration dates and exercise prices, than are exchange traded options.

A Fund may engage in financial futures transactions. Financial futures contracts are commodity contracts that obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a security, or the cash value of a securities index during a specified future period at a specified price. A Fund will "cover" futures contracts sold by the Fund and maintain in a segregated account certain liquid assets in connection with futures contracts purchased by the Fund as described under "Investment Policies and Techniques" in the Statement of Additional Information. A Fund will not enter into any futures contracts or options on futures contracts if the aggregate of the contract value of the outstanding futures contracts of the Fund and futures contracts subject to outstanding options written by the Fund would exceed 50% of the total assets of the Fund.

A Fund may engage in financial futures transactions and may use index options in an attempt to hedge against the effects of fluctuations in interest rates and other market conditions. For example, if a Fund owned long-term Municipal Securities and interest rates were expected to rise, it could sell futures contracts on a Municipal Securities Index. If interest rates did increase, the value of the Municipal Securities in a Fund would decline, but this decline would be offset in whole or in part by an increase in the value of the Fund's futures contracts. If on the other hand, long-term interest rates were expected to decline, a Fund could hold short-term Municipal Securities and benefit from the income earned by holding such securities, while at the same time the Fund could purchase futures contracts on a Municipal Securities Index. Thus, a Fund could take advantage of the anticipated rise in the value of long-term Municipal Securities without actually buying them. The futures contracts and short-term Municipal Securities could then be liquidated and the cash proceeds used to buy long-term Municipal Securities.

Futures contracts entail risks. If the investment manager's judgment about the general direction of interest rates or markets is wrong, the overall performance may be poorer than if no such contracts had been entered into. There may be an imperfect correlation between movements in prices of futures contracts and portfolio securities being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin requirements, distortions in the normal relationship between the debt securities and futures market could result. Price distortions could also result if investors in futures contracts decide to make or take delivery of underlying securities rather than engage in closing transactions because of the resultant reduction in the liquidity of the futures market. In addition, because, from the point of view of speculators, margin requirements in the futures market are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends by the investment manager may still not result in a successful hedging transaction. If this should occur, a Fund could lose money on the financial futures contracts and also on the value of its portfolio securities. The costs incurred in connection with futures transactions could reduce a Fund's yield.

Options on futures contracts and index options involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by a Fund may expire worthless, in which case the Fund would lose the premium paid therefor.

A Fund may engage in futures transactions only on commodities exchanges or boards of trade. A Fund will not engage in transactions in index options, financial futures contracts or related options for speculation, but only as an attempt to hedge against changes in interest rates or market conditions affecting the values of securities which the Fund owns or intends to purchase.

DERIVATIVES. In addition to options and financial futures transactions, consistent with its objective, each Fund may invest in a broad array of financial instruments and securities in which the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index or an interest rate ("derivatives"). Derivatives are most often used to manage investment risk, to increase or decrease exposure to an asset class or benchmark (as a hedge or to enhance return), or to create an investment position indirectly (often because it is more efficient or less costly than direct investment). The types of derivatives used by each Fund and the techniques employed by the investment manager may change over time as new derivatives and strategies are developed or regulatory changes occur.


SPECIAL RISK FACTORS--OPTIONS, FUTURES AND OTHER DERIVATIVES. The Statement of Additional Information contains further information about the characteristics, risks and possible benefits of options, futures and other derivative transactions. See "Investment Policies and Techniques" in the Statement of Additional Information. The principal risks are: (a) possible imperfect correlation between movements in the prices of options, futures or other derivatives contracts and movements in the prices of the securities hedged, used for cover or that the derivatives intended to replicate; (b) lack of assurance that a liquid secondary market will exist for any particular option, futures or other derivatives contract at any particular time; (c) the need for additional skills and techniques beyond those required for normal portfolio management; (d) losses on futures contracts resulting from market movements not anticipated by the investment manager; and (e) the possible non-performance of the counter-party to the derivative contract.


CERTIFICATES OF PARTICIPATION. A Fund may purchase Certificates of Participation in trusts that hold Municipal Securities. A Certificate of Participation gives a Fund an undivided interest in the Municipal Security in the proportion that the Fund's interest bears to the total principal amount of the Municipal Security. Certificates of Participation may be variable rate or fixed rate. Because Certificates of Participation are interests in Municipal Securities that are generally funded through government appropriations, they are subject to the risk that sufficient appropriations as to the timely payment of principal and interest on the underlying Municipal Securities may not be made. A Certificate of Participation may be backed by a guarantee of a financial institution that satisfies rating agencies as to the credit quality of the Municipal Security supporting the payment of principal and interest on the Certificate of Participation. Payments of principal and interest would be dependent upon the underlying Municipal Security and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of Certificates of Participation is based primarily upon the rating of the Municipal Security held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the issue. The Funds' investment manager considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a Certificate of Participation and in determining whether the Certificate of Participation is appropriate for investment by a Fund. It is anticipated by the Funds' investment manager that, for most publicly offered Certificates of Participation, there will be a liquid secondary market or there may be demand features enabling a Fund to readily sell its Certificates of Participation prior to maturity to the issuer or a third party.

ADVANCE REFUNDED BONDS. A Fund may purchase Municipal Securities that are subsequently refunded by the issuance and delivery of a new issue of bonds prior to the date on which the outstanding issue of bonds can be redeemed or paid. The proceeds from the new issue of bonds are typically placed in an escrow fund consisting of U.S. Government obligations that are used to pay the interest, principal and call premium on the issue being refunded. A Fund may also purchase Municipal Securities that have been refunded prior to purchase by a Fund.

DELAYED DELIVERY TRANSACTIONS. A Fund may purchase or sell portfolio securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions involve a commitment by a Fund to purchase or sell securities with payment and delivery to take place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. The value of fixed income securities to be delivered in the future will fluctuate as interest rates vary. Because a Fund is required to set aside cash or liquid securities to satisfy its commitments to purchase when-issued or delayed delivery securities, flexibility to manage the Fund's investments may be limited if commitments to purchase when-issued or delayed delivery securities were to exceed 25% of the value of its assets.

To the extent a Fund engages in when-issued or delayed delivery purchases, it will do so for the purpose of acquiring portfolio securities consistent with the Fund's investment objective and policies. The Fund reserves the right to sell these securities before the settlement date if deemed advisable.

In when-issued or delayed delivery transactions, delivery of the securities occurs beyond normal settlement periods, but the Fund would not pay for such securities or start earning interest on them until they are delivered. However, when the Fund purchases securities on a when-issued or delayed delivery basis, it immediately assumes the risks of ownership, including the risk of price fluctuation. Failure to deliver a security purchased on a when-issued or delayed delivery basis may result in a loss or missed opportunity to make an alternative investment. Depending on market conditions, the Fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile, because such securities may increase the amount by which its total assets, including the value of when-issued and delayed delivery securities its holds, exceed its net assets.

TEMPORARY INVESTMENTS. On a temporary basis because of market conditions, a Fund may invest up to 100% of its assets in any of the following fixed income obligations, the interest on which is subject to federal income taxes: obligations of the U.S. Government, its agencies or instrumentalities; debt securities rated within the three highest grades by Moody's or S&P; commercial paper rated in the highest two grades by either of those rating services (P-1, P-2 or A-1, A-2, respectively); certificates of deposit of domestic banks with assets of $1 billion or more; and Municipal Securities or any of the foregoing temporary investments subject to short-term repurchase agreements. A repurchase agreement is an instrument under which the purchaser acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the holding period. Maturity of the securities subject to repurchase may exceed one year. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. No Fund presently intends to invest more than 5% of its net assets in repurchase agreements during the current year. Dividends from interest income from temporary investments may be taxable to shareholders as ordinary income. See "Dividends and Taxes." For a description of the ratings of commercial paper and other debt securities permitted as temporary investments, see "Appendix--Ratings of Investments" in the Statement of Additional Information.

INVESTMENT MANAGER AND UNDERWRITER


INVESTMENT MANAGER. Zurich Kemper Investments, Inc. ("ZKI"), 222 South Riverside Plaza, Chicago, Illinois 60606, is the investment manager of the Trusts and provides the Trusts with continuous professional investment supervision. ZKI is one of the largest investment managers in the country and has been engaged in the management of investment funds for more than forty-nine years and is one of the largest investment managers in the country. ZKI and its affiliates provide investment advice and manage investment portfolios for the Kemper Funds, affiliated insurance companies and other corporate, pension, profit-sharing and individual accounts representing approximately $89 billion under management. ZKI acts as investment manager for 32 open-end and seven closed-end investment companies, with 86 separate investment portfolios, representing more than 2.5 million shareholder accounts. ZKI is an indirect subsidiary of Zurich Insurance Company, a leading internationally recognized company provider of insurance and financial services in property/casualty and life insurance, reinsurance and structured financial solutions as well as asset management.



Zurich has entered into a definitive agreement with Scudder, Stevens & Clark, Inc. ("Scudder") pursuant to which Zurich will acquire approximately 70% of Scudder. Upon completion of the transaction. Scudder will change its name to Scudder Kemper Investments, Inc. ("SKI"), and ZKI will be operated either as a subsidiary of SKI or as part of SKI. Consummation of the transaction is subject to a number of contingencies. Because the transaction would constitute an assignment of each Fund's investment management agreement with ZKI under the Investment Company Act of 1940, ZKI is seeking approval of new agreements. The Funds' boards have approved new agreements subject to shareholders approval. If the contingencies are timely met, the transaction is expected to close in the fourth quarter of 1997. Zurich will own 69.5% of SKI and senior employees of SKI will hold the remaining 30.5%. SKI will be headquartered in New York City and the chief executive officer of SKI will be Edmond D. Villani, Scudder's president and chief executive officer. Mr. Villani will also join Zurich's Corporate Executive Board. A transition team comprised of representatives from ZKI, Zurich and Scudder has been formed to make recommendations regarding combining the operations of Scudder and ZKI.


Responsibility for overall management of each Trust rests with its Board of Trustees and officers. Professional investment supervision is provided by ZKI. The investment management agreement for a Fund provides that ZKI shall act as the Fund's investment adviser, manage its investments and provide the Fund with various services and facilities.

Christopher J. Mier is the portfolio manager of the Funds. Mr. Mier has served in this capacity since 1989 or the commencement of a Fund's operations, whichever is later. Mr. Mier is a Senior Vice President of ZKI and a Vice President of each Trust. He received a B.A. in Economics from the University of Michigan, Ann Arbor, Michigan, and an M.M. in Finance from the Kellogg Graduate School of Management at Northwestern University, Chicago, Illinois. Mr. Mier is a Chartered Financial Analyst.

The Municipal Fund pays ZKI an investment management fee, payable monthly, at the annual rate of .45% of the first $250 million of average daily net assets,
 .43% of average daily net assets between $250 million and $1 billion, .41% of average daily net assets between $1 billion and $2.5 billion, .40% of average daily net assets between $2.5 billion and $5 billion, .38% of average daily net assets between $5 billion and $7.5 billion, .36% of average daily net assets between $7.5 billion and $10 billion, .34% of average daily net assets between $10 billion and $12.5 billion and .32% of average daily net assets over $12.5 billion.

Each State Fund and the Intermediate Municipal Fund pay ZKI an investment management fee, payable monthly, at the annual rate (computed separately for each State Fund and for the Intermediate Municipal Fund) of .55% of the first $250 million of average daily net assets, .52% of average daily net assets between $250 million and $1 billion, .50% of average daily net assets between $1 billion and $2.5 billion, .48% of average daily net assets between $2.5 billion and $5 billion, .45% of average daily net assets between $5 billion and $7.5 billion, .43% of average daily net assets between $7.5 billion and $10 billion,
 .41% of average daily net assets between $10 billion and $12.5 billion and .40% of average daily net assets over $12.5 billion.


PRINCIPAL UNDERWRITER. Pursuant to an underwriting and distribution services agreement ("distribution agreement") with each Trust, Zurich Kemper Distributors, Inc. ("ZKDI"), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of ZKI, is the principal underwriter and distributor of each Trust's shares and acts as agent of each Trust in the sale of its shares. ZKDI bears all its expenses of providing services pursuant to the distribution agreement, including the payment of any commissions. ZKDI provides for the preparation of advertising or sales literature and bears the cost of printing and mailing prospectuses to persons other than shareholders. ZKDI bears the cost of qualifying and maintaining the qualification of Trust shares for sale under the securities laws of the various states and each Trust bears the expense of registering its shares with the Securities and Exchange Commission. ZKDI may enter into related selling group agreements with various broker-dealers, including affiliates of ZKDI, that provide distribution services to investors. ZKDI also may provide some of the distribution services.

CLASS A SHARES. ZKDI receives no compensation from the Trusts as principal underwriter for Class A shares and pays all expenses of distribution of each Fund's Class A shares under the distribution agreement not otherwise paid by dealers or other financial services firms. As indicated under "Purchase of Shares," ZKDI retains the sales charge upon the purchase of shares and pays or allows concessions or discounts to firms for the sale of each Fund's shares.



CLASS B SHARES. For its services under the distribution agreement, ZKDI receives a fee from each Trust, payable monthly, at the annual rate of .75% of average daily net assets of each Fund attributable to Class B shares. This fee is accrued daily as an expense of Class B shares. ZKDI also receives any contingent deferred sales charges. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class B Shares." ZKDI currently compensates firms for sales of Class B shares at a commission rate of 3.75%.



CLASS C SHARES. For its services under the distribution agreement, ZKDI receives a fee from each Trust, payable monthly, at the annual rate of .75% of average daily net assets of each Fund attributable to Class C shares. This fee is accrued daily as an expense of Class C shares. ZKDI currently advances to firms the first year distribution fee at a rate of .75% of the purchase price of Class C shares. For periods after the first year, ZKDI currently pays firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of
 .75% of net assets attributable to Class C shares maintained and serviced by the firm and the fee continues until terminated by ZKDI or a Trust. ZKDI also receives any contingent deferred sales charges. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charges--Class C Shares".



RULE 12B-1 PLAN. Since each distribution agreement provides for fees payable as an expense of the Class B shares and the Class C shares that are used by ZKDI to pay for distribution services for those classes, that agreement is approved and reviewed separately for the Class B shares and the Class C shares in accordance with Rule 12b-1 under the 1940 Act, which regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares. The table below shows amounts paid in connection with each Fund's then existing Rule 12b-1 Plan during its 1997 fiscal year.



                                                                                          CONTINGENT DEFERRED
                                        DISTRIBUTION EXPENSES    DISTRIBUTION FEES PAID    SALES CHARGES PAID
                                       INCURRED BY UNDERWRITER   BY FUND TO UNDERWRITER      TO UNDERWRITER
                                       -----------------------   ----------------------   --------------------
               FUND                     CLASS B        CLASS C   CLASS B       CLASS C    CLASS B      CLASS C
               ----                     -------        -------   -------       -------    -------      -------
Municipal..........................    $1,311,000      123,000    391,000       35,000    88,000        2,000
Intermediate Municipal.............    $   84,000       36,000     32,000        6,000    17,000        2,000
California.........................    $  727,000       42,000    166,000       10,000    46,000            0
Florida............................    $  121,000       23,000     27,000        3,000     5,000            0
Michigan...........................    $   22,000       23,000      9,000        1,000     2,000        1,000
New Jersey.........................    $   75,000       16,000     21,000        1,000     1,000            0
New York...........................    $  257,000       77,000     67,000       16,000     9,000            0
Ohio...............................    $  242,000       17,000     63,000        3,000    28,000        1,000
Pennsylvania.......................    $   83,000       24,000     17,000        5,000     7,000            0
Texas..............................    $   48,000       16,000      5,000        2,000         0            0



If a Rule 12b-1 Plan (the "Plan") is terminated in accordance with its terms, the obligation of a Fund to make payments to ZKDI pursuant to the Plan will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for the Fund to pay any expenses incurred by ZKDI in excess of its fees under a Plan, if for any reason the Plan is terminated in accordance with its terms. Future fees under a Plan may or may not be sufficient to reimburse ZKDI for its expenses incurred.



ADMINISTRATIVE SERVICES. ZKDI provides information and administrative services for shareholders of each Trust pursuant to the administrative services agreements ("administrative agreements"). ZKDI may enter into related arrangements with various broker-dealer firms and other service or administrative firms ("firms"), that provide services and facilities for their customers or clients who are investors of the Trusts. Such administrative services and assistance may include, but are not limited to, establishing and maintaining shareholder accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding each Trust and its special features, and such other services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. ZKDI bears all its expenses of providing services pursuant to the administrative agreement, including the payment of any service fees. For services under the administrative agreements, each Trust pays ZKDI a fee, payable monthly, at an annual rate of up to .25% of average daily net assets of Class A, B and C shares of such Trust. With respect to Class A shares, ZKDI then pays each firm a service fee at an annual rate of (a) up to .10% of net assets of those accounts in the Trust that it maintains and services attributable to Class A shares acquired prior to October 1, 1993, and (b) up to .25% of net assets of those accounts in the Trust that it maintains and services attributable to Class A shares acquired on or after October 1, 1993. With respect to Class B shares and Class C shares, ZKDI pays each firm a service fee, normally payable quarterly, at an annual rate of up to .25% of net assets of those accounts in the Trust that it maintains and services attributable to Class B shares and Class C shares, respectively. Firms to which service fees may be paid include broker-dealers affiliated with ZKDI.



CLASS A SHARES. For Class A shares, a firm becomes eligible for the service fee based on assets in Trust accounts maintained and serviced by the firms, commencing in the month following the month of purchase and the fee continues until terminated by ZKDI or a Trust. The fees are calculated monthly and normally paid quarterly.



CLASS B AND CLASS C SHARES. ZKDI currently advances to firms the first year service fee at a rate of up to .25% of the purchase price of such shares. For periods after the first year, ZKDI currently intends to pay firms a service fee at a rate of up to .25% (calculated monthly and normally paid quarterly) of the net assets attributable to Class B and Class C shares maintained and serviced by the firm and the fee continues until terminated by ZKDI or a Trust.



ZKDI also may provide some of the above services and may retain any portion of the fee under the administrative agreements not paid to firms to compensate itself for administrative functions performed for each Trust. Currently, the administrative services fee payable to ZKDI is based only upon Trust assets in accounts for which a firm provides administrative services and it is intended that ZKDI will pay all the administrative services fee that it receives from each Trust to firms in the form of service fees. The effective administrative services fee rate to be charged against all assets of each Trust while this procedure is in effect will depend upon the proportion of Trust assets that is in accounts for which a firm provides administrative services. In addition, ZKDI may, from time to time, from its own resources pay certain firms additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of the Trusts.



CUSTODIAN AND SHAREHOLDER SERVICE AGENT. Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105, as custodian, and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have custody of all securities and cash of the Trusts. IFTC also is the Trusts' transfer agent and dividend-paying agent. Pursuant to a services agreement with IFTC, Zurich Kemper Service Company ("ZKSC"), an affiliate of ZKI, serves as "Shareholder Service Agent" of the Trusts and, as such, performs all of IFTC's duties as transfer agent and dividend-paying agent. For a description of shareholder service agent fees payable to the Shareholder Service Agent, see "Investment Manager and Underwriter" in the Statement of Additional Information.


PORTFOLIO TRANSACTIONS. ZKI places all orders for purchases and sales of each Fund's securities. Subject to seeking best execution of orders, ZKI may consider sales of shares of a Fund and other funds managed by ZKI or its affiliates as a factor in selecting broker-dealers. See "Portfolio Transactions" in the Statement of Additional Information.

DIVIDENDS AND TAXES

DIVIDENDS. All the net investment income of a Fund is declared daily as a dividend on shares for which the Fund has received payment. Net investment income of a Fund consists of all interest income earned on portfolio assets less all expenses of the Fund. Income dividends will be distributed monthly and dividends of net realized capital gains will be distributed annually.

Dividends paid by a Fund as to each class of its shares will be calculated in the same manner, at the same time and on the same day. The level of income dividends per share (as a percentage of net asset value) will be lower for Class B and Class C shares than for Class A shares primarily as a result of the distribution services fee applicable to Class B and Class C shares. Distributions of capital gains, if any, will be paid in the same amount for each class.

Income and capital gain dividends, if any, for a Fund will be credited to shareholder accounts in full and fractional shares of the same class of the Fund at net asset value except that, upon written request to the Shareholder Service Agent, a shareholder may select one of the following options:

(1) To receive income and short-term capital gain dividends in cash and long-term capital gain dividends in shares of the same class at net asset value; or

(2) To receive both income and capital gain dividends in cash.

Any dividends of a Fund that are reinvested normally will be reinvested in shares of the same class of that same Fund. However, upon written request to the Shareholder Service Agent, a shareholder may elect to have Fund dividends invested in shares of the same class of another Kemper Fund at the net asset value of such class of such other fund. See "Special Features--Class A Shares--Combined Purchases" for a list of such other Kemper Funds. To use this privilege of investing a Fund's dividends in shares of another Kemper Fund, shareholders must maintain a minimum account value of $1,000 in the Fund distributing the dividends. The Funds will reinvest dividend checks (and future dividends) in shares of that same Fund and class if checks are returned as undeliverable. Dividends and other distributions of a Fund in the aggregate amount of $10 or less are automatically reinvested in shares of the Fund unless the shareholder requests that such policy not be applied to the shareholder's account.


TAXES. Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and, if so qualified, will not be liable for federal income taxes to the extent its earnings are distributed. Each Fund intends to meet the requirements of the Code applicable to regulated investment companies distributing tax-exempt interest dividends and, therefore, dividends representing net interest received on Municipal Securities will not be includable by shareholders in their gross income for federal income tax purposes, except to the extent such interest is subject to the alternative minimum tax as discussed below. Dividends representing taxable net investment income (such as net interest income from temporary investments in obligations of the U.S. Government) and net short-term capital gains, if any, are taxable to shareholders as ordinary income and long-term capital gain dividends are taxable to shareholders as long-term capital gains, regardless of how long the shares have been held and whether received in cash or shares. Gains attributable to market discount on Municipal Securities acquired after April 30, 1993 are treated as ordinary income. Long-term capital gain dividends received by individual shareholders are taxed at a maximum rate of 20% on gains realized by a Fund from securities held more than 18 months and at a maximum rate of 28% on gains realized by a Fund from securities held more than 12 months but not more than 18 months. Dividends declared by a Fund in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year declared for federal income tax purposes.


A taxable dividend received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder's cost by dividends representing gains realized on sales of securities, such dividends would be a return of investment though taxable as stated above.

Net interest on certain "private activity bonds" issued on or after August 8, 1986 is treated as an item of tax preference and may, therefore, be subject to both the individual and corporate alternative minimum tax. To the extent provided by regulations to be issued by the Secretary of the Treasury, exempt-interest dividends from a

Fund are to be treated as interest on "private activity bonds" in proportion to the interest the Fund receives from private activity bonds, reduced by allowable deductions. For the 1996 calendar year, 15%, 10%, 11%, 15%, 6%, 7%, 10%, 14%, 9%
and 14% of the net interest income of the Municipal, Intermediate Municipal, California, Florida, Michigan, New Jersey, New York, Ohio, Pennsylvania and Texas Funds, respectively, was derived from "private activity bonds."


Exempt-interest dividends, except to the extent of interest from "private activity bonds", are not treated as a tax preference item. For a corporate shareholder, however, such dividends will be included in determining such corporate shareholder's "adjusted current earnings." Seventy-five percent of the excess, if any, of "adjusted current earnings" over the corporate shareholder's alternative minimum taxable income with certain adjustments will be a tax preference item. Corporate shareholders are advised to consult their tax advisers with respect to alternative minimum tax consequences.

Shareholders will be required to disclose on their federal income tax returns the amount of tax-exempt interest earned during the year, including exempt-interest dividends received from a Fund.

Individuals whose modified income exceeds a base amount will be subject to federal income tax on up to 85% of their Social Security benefits. Modified income includes adjusted gross income, tax-exempt interest, including exempt-interest dividends from a Fund, and 50% of Social Security benefits.


MUNICIPAL FUND. During the fiscal year ended September 30, 1997, 100% of the income dividends paid by the Municipal Fund constituted tax-exempt dividends for federal income tax purposes.



INTERMEDIATE MUNICIPAL FUND. During the fiscal year ended September 30, 1997, 100% of the income dividends paid by the Intermediate Municipal Fund constituted tax-exempt dividends for federal income tax purposes.



CALIFORNIA FUND. Dividends paid by the California Fund, to the extent of interest received on California state and local government issues, will be exempt from California income taxes provided at least 50% of the total assets of the California Fund are invested in such issues at the close of each quarter in the taxable year. Any short-term and long-term capital gain dividends will be includable in California personal taxable income as dividend income and long-term capital gain, respectively, and are taxed at ordinary income tax rates. During the fiscal year ended August 31, 1997, 100% of the income dividends paid by the California Fund constituted tax-exempt dividends for federal and California income tax purposes. Dividends paid by the California Fund, including capital gain distributions, will be taxable to corporate shareholders subject to the California corporate franchise tax.



FLORIDA FUND. Dividends paid by the Florida Fund, including capital gain distributions, to individual shareholders will not be subject to the Florida income tax since Florida does not impose a personal income tax. Dividends paid by the Florida Fund, including capital gain distributions, will be taxable to corporate shareholders that are subject to the Florida corporate income tax. During the fiscal year ended August 31, 1997, 100% of the income dividends paid by the Florida Fund constituted tax-exempt dividends for federal income tax purposes. Additionally, Florida imposes an "intangibles tax" at the rate of $2.00 per $1,000 of taxable value of certain securities and other intangible assets owned by Florida residents. U.S. Government securities and Florida Municipal Securities are exempt from this intangibles tax. The Florida Fund has received a technical assistance advisement from the State of Florida Department of Revenue that if, on December 31 of any year, the Florida Fund's portfolio consists of both exempt and non-exempt assets, then only the portion of the value of the Florida Fund's shares attributable to U.S. Government securities will be exempt from the Florida intangibles tax payable in the following year. Thus, in order to take full advantage of the exemption from the intangibles tax in any year, the Florida Fund would be required to sell all non-exempt assets held in its portfolio and reinvest the proceeds in exempt assets prior to December 31. Transaction costs involved in restructuring the portfolio in this fashion would likely reduce the Florida Fund's investment return and might exceed any increased investment return the Florida Fund achieved by investing in non-exempt assets during the year. On December 31, 1996, the Florida Fund's portfolio consisted solely of assets exempt from the intangibles tax.

MICHIGAN FUND. Dividends paid by the Michigan Fund derived from interest income from obligations of Michigan, its political or governmental subdivisions or obligations of the U.S., its agencies, instrumentalities or possessions will be exempt from the Michigan personal income tax and Michigan Single Business Tax provided that at least 50% of the total assets of the Michigan Fund are invested in such issues at the end of each quarter. During the fiscal year ended August 31, 1997, 100% of the income dividends paid by the Michigan Fund constituted tax-exempt dividends for federal and Michigan income tax purposes. Any short-term and long-term capital gain dividends will be includable in Michigan taxable income as dividend income and long-term capital gain, respectively, and are taxed at ordinary income tax rates. Long-term capital gain dividends paid by the Fund will be taxable to entities subject to the Michigan Single Business Tax. Michigan also exempts from its intangible personal property tax obligations of Michigan, its political and governmental subdivisions and obligations of the U.S. and its possessions, agencies and instrumentalities. To the extent that the Fund's portfolio includes such exempt assets, the value of the Fund shares will also be exempt. Capital gain distributions from the Fund that are reinvested in additional shares are exempt from the intangibles taxes, whereas capital gain distributions paid in cash are taxable.



NEW JERSEY FUND. Dividends paid by the New Jersey Fund will be exempt from New Jersey Gross Income Tax to the extent that the dividends are derived from interest on obligations of the State or its political subdivisions or authorities or on obligations issued by certain other government authorities or from capital gains from the disposition of such obligations, as long as the Fund meets certain investment and filing requirements necessary to establish and maintain its status as a "Qualified Investment Fund" in New Jersey. It is the Fund's intention to satisfy these requirements and maintain Qualified Investment Fund status. Given this status, capital gain distributions related to exempt assets and net gains derived from the sale of shares of the Fund will not be subject to the New Jersey Gross Income Tax. Dividends paid by the Fund derived from interest on non-exempt assets, and capital gain distributions related to such non-exempt assets will be subject to New Jersey Gross Income Tax. Dividends paid by the Fund, including capital gain distributions, will be taxable to corporate shareholders subject to the New Jersey corporation business (franchise) tax. During the fiscal year ended August 31, 1997, 100% of the income dividends paid by the New Jersey Fund constituted tax-exempt dividends for federal and New Jersey income tax purposes.



NEW YORK FUND. Dividends paid by the New York Fund representing net interest received on New York Municipal Securities will be exempt from New York State and New York City income taxes. Any short-term and long-term capital gain dividends will be includable in New York State and New York City taxable income as dividend income and long-term capital gain, respectively, and are taxed at ordinary income tax rates. During the fiscal year ended August 31, 1997, 100% of the income dividends paid by the New York Fund constituted tax-exempt dividends for federal, New York State and New York City income tax purposes. Dividends paid by the New York Fund, including capital gain distributions, will be taxable to corporate shareholders that are subject to New York State and New York City corporate franchise tax.



OHIO FUND. Dividends paid by the Ohio Fund that are attributable to interest on, or gain from the sale, exchange or disposition of, Ohio Municipal Securities are not subject to the Ohio personal income tax, Ohio school district income taxes or Ohio municipal income taxes, and are not includable in the net income base of the Ohio corporate franchise tax. For the fiscal period ended August 31, 1997, 100% of the income dividends paid by the Ohio Fund constituted tax-exempt dividends for federal income tax purposes.



PENNSYLVANIA FUND. Dividends paid by the Pennsylvania Fund will be exempt from Pennsylvania income tax to the extent that the dividends are derived from interest on obligations of Pennsylvania, any public authority, commissions, board or other state agency, any political subdivision of the state or its public authority, and certain obligations of the U.S. or its territories (including Puerto Rico, Guam and the Virgin Islands). During the fiscal year ended August 31, 1997, 100% of the income dividends paid by the Pennsylvania Fund constituted tax-exempt dividends for federal and Pennsylvania income tax purposes. Any dividends of net short-term and long-term capital gain earned by the Fund are generally included in the Pennsylvania taxable income as dividend income and long-term capital gain respectively, and are taxed at ordinary income tax rates. Dividends paid by the Fund representing interest income on Pennsylvania Municipal Securities are also generally exempt from the Philadelphia School District Income Tax for residents of Philadelphia and from the intangibles tax for the City and School District of Pittsburgh for residents of Pittsburgh. Shareholders of the Fund who are subject to the Pennsylvania property tax in their county of residence will be exempt from county personal property tax to the extent that the portfolio of the Fund consists of such exempt obligations on the annual assessment date of January 1.


TEXAS FUND. Currently, Texas does not impose any income tax on individuals, trusts or estates. During the fiscal year ended August 31, 1997, 100% of the income dividends paid by the Texas Fund constituted tax-exempt dividends for federal income tax purposes. Dividends paid by the Texas Fund to corporate shareholders subject to the Texas corporate franchise tax, will be exempt to the extent of interest received from federal, state and local government issues.


GENERAL. The tax exemption of Fund dividends for federal income tax and, if applicable, particular state or local tax purposes does not necessarily result in exemption under the income or other tax laws of any other state or local taxing authority. The laws of the several states and local taxing authorities vary with respect to the taxation of interest income and investments, and shareholders are advised to consult their own tax advisers as to the status of their accounts under state and local tax laws. The Funds may not be appropriate investments for qualified retirement plans and Individual Retirement Accounts.

The Trusts are required by law to withhold 31% of taxable dividends and redemption proceeds paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances.

After each transaction, shareholders will receive a confirmation statement giving complete details of the transaction except that statements will be sent quarterly for transactions involving dividend reinvestment and periodic investment and redemption programs. Information for federal income tax purposes will be provided after the end of the calendar year. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.

When more than one shareholder resides at the same address, certain reports and communications to be delivered to such shareholders may be combined in the same mailing package, and certain duplicate reports and communications may be eliminated. Similarly, account statements to be sent to such shareholders may be combined in the same mailing package or consolidated into a single statement. However, a shareholder may request that the foregoing policies not be applied to the shareholder's account.

NET ASSET VALUE

The net asset value per share of a Fund is determined separately for each class by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding. The per share net asset value of the Class B and Class C shares of a Fund will generally be lower than that of the Class A shares of the Fund because of the higher expenses borne by the Class B and Class C shares. The declaration of daily dividends of net investment income by the Funds, however, will tend to minimize any such differences. Fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Exchange traded options are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Over-the-counter traded options are valued based upon current prices provided by market makers. Financial futures and options thereon are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees. If an event were to occur, after the value of a security was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then that security would be valued using fair value determinations by the Board of Trustees or its delegates. On each day the New York Stock Exchange (the "Exchange") is open for trading, the net asset value is determined as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange.

PURCHASE OF SHARES

ALTERNATIVE PURCHASE ARRANGEMENTS. Class A shares of each Fund are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares, are subject to a contingent deferred sales charge payable upon certain redemptions within the first year following purchase, and do not convert into another class. When placing purchase orders, investors must specify whether the order is for Class A, Class B or Class C shares.

The primary distinctions among the classes of each Fund's shares lie in their initial and contingent deferred sales charge structures and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees. These differences are summarized in the table below. See, also, "Summary of Expenses." Each class has distinct advantages and disadvantages for different investors, and investors may choose the class that best suits their circumstances and objectives.

                                                 ANNUAL 12B-1 FEES
                                              (AS A % OF AVERAGE DAILY
                    SALES CHARGE                    NET ASSETS)                  OTHER INFORMATION
                    ------------              ------------------------           -----------------
Class A     Maximum initial sales charge                None                Initial sales charge waived
            of 4.5% (2.75% Intermediate                                     or reduced for certain
            Municipal Fund only) of the                                     purchases
            public offering price
Class B     Maximum contingent deferred                0.75%                Shares convert to Class A
            sales charge of 4% of                                           shares six years after
            redemption proceeds;                                            issuance
            declines to zero after six
            years
Class C     Contingent deferred sales                  0.75%                No conversion feature
            charge of 1% of redemption
            proceeds for redemptions
            made during first year after
            purchase


The minimum initial investment for each Fund is $1,000 and the minimum subsequent investment is $100. Under an automatic investment plan, such as Bank Direct Deposit, Payroll Direct Deposit or Government Direct Deposit, the minimum initial and subsequent investment is $50. These minimum amounts may be changed at any time in management's discretion. The Trusts allocate net investment income for each Fund to those shares for which the Trust has received payment. To begin accruing dividends as soon as possible, purchasers may wire payment to the Trust's sub-custodian, United Missouri Bank of Kansas City, N.A., 10th and Grand Avenue, Kansas City, Missouri 64106.


Share certificates are issued only on request to the Fund and may not be available for certain types of accounts. It is recommended that investors not request share certificates unless needed for a specific purpose. You cannot redeem shares by telephone or wire transfer or use the telephone exchange privilege if share certificates have been issued. A lost or destroyed certificate is difficult to replace and can be expensive to the shareholder (a bond worth 2% or more of the certificate value is normally required).

INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES. The public offering price of Class A shares for purchasers choosing the initial sales charge alternative is the net asset value plus a sales charge, as set forth below.

                                                                                  SALES CHARGE
                                                            --------------------------------------------------------
                                                                                                        ALLOWED TO
                                                                                                       DEALERS AS A
                                                             AS A PERCENTAGE      AS A PERCENTAGE     PERCENTAGE OF
                    AMOUNT OF PURCHASE                      OF OFFERING PRICE   OF NET ASSET VALUE*   OFFERING PRICE
                    ------------------                      -----------------   -------------------   --------------
ALL FUNDS EXCEPT INTERMEDIATE MUNICIPAL FUND
Less than $100,000........................................         4.50%                4.71%              4.00%
$100,000 but less than $250,000...........................         3.50                 3.63               3.00
$250,000 but less than $500,000...........................         2.60                 2.67               2.25
$500,000 but less than $1 million.........................         2.00                 2.04               1.75
$1 million and over.......................................         0.00**               0.00**              ***
INTERMEDIATE MUNICIPAL FUND ONLY
Less than $100,000........................................         2.75                 2.83               2.25
$100,000 but less than $250,000...........................         2.50                 2.56               2.00
$250,000 but less than $500,000...........................         2.00                 2.04               1.75
$500,000 but less than $1 million.........................         1.50                 1.52               1.25
$1 million and over.......................................         0.00**               0.00**              ***

---------------
  * Rounded to the nearest one-hundredth percent.
 ** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.
*** Commissions payable by KDI as discussed below.


The Trusts receive the entire net asset value of all Class A shares sold. ZKDI, the Trusts' principal underwriter, retains the sales charge on sales of Class A shares from which it allows discounts from the applicable public offering price to investment dealers, which discounts are uniform for all dealers in the United States and its territories. The normal discount allowed to dealers is set forth in the above table. Upon notice to all dealers with whom it has sales agreements, ZKDI may reallow up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such reallowances may be based upon attainment of minimum sales levels. During periods when 90% or more of the sales charge is reallowed, such dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.


Class A shares of a Fund may be purchased at net asset value to the extent that the amount invested represents the net proceeds from a redemption of shares of a mutual fund for which ZKI or an affiliate does not serve as investment manager ("non-Kemper Fund") provided that: (a) the investor has previously paid either an initial sales charge in connection with the purchase of the non-Kemper Fund shares redeemed or a contingent deferred sales charge in connection with the redemption of the non-Kemper Fund shares, and (b) the purchase of Fund shares is made within 90 days after the date of such redemption. To make such a purchase at net asset value, the investor or the investor's dealer must, at the time of purchase, submit a request that the purchase be processed at net asset value pursuant to this privilege. The redemption of the shares of the non-Kemper Fund is, for federal income tax purposes, a sale upon which a gain or loss may be realized.

Class A shares of a Fund may be purchased at net asset value by any purchaser provided that the amount invested in such Fund or other Kemper Mutual Funds listed under "Special Features--Class A Shares--Combined Purchases" totals at least $1,000,000 including purchases of Class A shares pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described under "Special Features" (the "Large Order NAV Purchase Privilege"). The Large Order NAV Purchase Privilege for certain Kemper Mutual Funds other than the Funds also applies to purchases by certain participant-directed retirement plans as described in the prospectuses for those Kemper Mutual Funds. Redemption within two years of shares purchased under the

Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Large Order NAV Purchase Privilege."


ZKDI may in its discretion compensate investment dealers or other financial services firms in connection with the sale of Class A shares of each Fund at net asset value in accordance with the Large Order NAV Purchase Privilege up to the following amounts: 1.00% of the net asset value of shares sold on amounts up to $5 million, .50% on the next $45 million and .25% on amounts over $50 million. For purposes of determining the appropriate commission percentage to be applied to a particular sale, ZKDI will consider the cumulative amount invested by the purchaser in a Fund and other Kemper Mutual Funds listed under "Special Features--Class A Shares--Combined Purchases," including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features referred to above. The privilege of purchasing Class A shares of a Fund at net asset value under the Large Order NAV Purchase Privilege is not available if another net asset value purchase privilege is also applicable (including the purchase of Class A shares of the Cash Reserves Fund).



Effective on February 1, 1996, Class A shares of a Fund or any other Kemper Mutual Fund listed under "Special Features--Class A Shares Combined Purchases" may be purchased at net asset value in any amount by members of the plaintiff class in the proceeding known as HOWARD AND AUDREY TABANKIN, ET AL. V. KEMPER SHORT-TERM GLOBAL INCOME FUND, ET AL., Case No. 93 C 5231 (N.D. IL). This privilege is generally non-transferrable and continues for the lifetime of individual class members and for a ten year period for non-individual class members. To make a purchase at net asset value under this privilege, the investor must, at the time of purchase, submit a written request that the purchase be processed at net asset value pursuant to this privilege specifically identifying the purchaser as a member of the "Tabankin Class." Shares purchased under this privilege will be maintained in a separate account that includes only shares purchased under this privilege. For more details concerning this privilege, class members should refer to the Notice of (1) Proposed Settlement with Defendants; and (2) Hearing to Determine Fairness of Proposed Settlement, dated August 31, 1995, issued in connection with the aforementioned court proceeding. For sales of Fund shares at net asset value pursuant to this privilege, ZKDI may at its discretion pay investment dealers and other financial services firms a concession, payable quarterly, at an annual rate of up to .25% of net assets attributable to such shares maintained and serviced by the firm. A firm becomes eligible for the concession based upon assets in accounts attributable to shares purchased under this privilege in the month after the month of purchase and the concession continues until terminated by ZKDI. The privilege of purchasing Class A shares of a Fund at net asset value under this privilege is not available if another net asset value purchase privilege also applies.



Class A shares of the Fund may be purchased at net asset value in any amount by certain professionals who assist in the promotion of Kemper Funds pursuant to personal services contracts with ZKDI, for themselves or members of their families. ZKDI in its discretion may compensate financial services firms for sales of Class A shares under this privilege at a commission rate of .50% of the amount of Class A shares purchased.



Class A shares may be sold at net asset value in any amount to: (a) officers, trustees, directors, employees (including retirees) and sales representatives of each Trust, its investment manager, its principal underwriter or certain affiliated companies, for themselves or members of their families; (b) registered representatives and employees of broker-dealers having selling group agreements with ZKDI and officers, directors and employees of service agents of the Trusts, for themselves or their spouses or dependent children; (c) shareholders who owned shares of Kemper Value Fund, Inc. ("KVF") on September 8, 1995, and have continuously owned shares of KVF (or a Kemper Fund acquired by exchange of KVF shares) since that date, for themselves or members of their families, and (d) any trust or pension, profit sharing or other benefit plan for only such persons. Class A shares may be sold at net asset value in any amount to selected employees (including their spouses and dependent children) of banks and other financial services firms that provide administrative services related to order placement and payment to facilitate transactions in shares of each Fund for their clients pursuant to an agreement with ZKDI or one of its affiliates. Only those employees of such banks and other firms who as part of their usual duties provide services related to transactions in Fund shares may purchase Fund Class A shares at net asset value hereunder. Class A shares may be sold at net asset value in any amount to unit investment trusts sponsored by

Ranson & Associates, Inc. In addition, unitholders of unit investment trusts sponsored by Ranson & Associates, Inc. or its predecessors may purchase Fund Class A shares at net asset value through reinvestment programs described in the prospectuses of such trusts that have such programs. Class A shares of a Fund may be sold at net asset value through certain investment advisers registered under the Investment Advisers Act of 1940 and other financial services firms that adhere to certain standards established by ZKDI, including a requirement that such shares be sold for the benefit of their clients participating in an investment advisory program under which such clients pay a fee to the investment adviser or other firm for portfolio management and other services. Such shares are sold for investment purposes and on the condition that they will not be resold except through redemption or repurchase by the Trusts. The Trusts may also issue Class A shares at net asset value in connection with the acquisition of the assets of or merger or consolidation with another investment company, or to shareholders in connection with the investment or reinvestment of income and capital gains dividends.



Class A shares of the Fund may be purchased at net asset value by persons who purchase such shares through bank trust departments that process such trades through an automated, integrated mutual fund clearing program provided by a third party clearing firm.



Class A shares of the Fund may be purchased at net asset value by persons who purchase shares of the Fund through ZKDI as part of an automated billing and wage deduction program administered by RewardsPlus of America for the benefit of employees of participating employer groups.


The sales charge scale is applicable to purchases made at one time by any "purchaser" which includes: an individual; or an individual, his or her spouse and children under the age of 21; or a trustee or other fiduciary of a single trust estate or single fiduciary account; or other organized group of persons whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales charge, all orders from an organized group will have to be placed through a single investment dealer or other firm and identified as originating from a qualifying purchaser.

DEFERRED SALES CHARGE ALTERNATIVE--CLASS B SHARES. Investors choosing the deferred sales charge alternative may purchase Class B shares at net asset value per share without any sales charge at the time of purchase. Since Class B shares are being sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class B shares for his or her account. A contingent deferred sales charge may be imposed upon redemption of Class B shares. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class B Shares."


ZKDI compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 3.75% of the amount of Class B shares purchased. ZKDI is compensated by each Fund for services as distributor and principal underwriter for Class B shares. See "Investment Manager and Underwriter."



Class B shares of a Fund will automatically convert to Class A shares of the same Fund six years after issuance on the basis of the relative net asset value per share. Class B shareholders who originally acquired their shares as Initial Shares of Kemper Portfolios, formerly known as Kemper Investment Portfolios ("KIP"), hold them subject to the same conversion period schedule as that of their KIP Portfolio. Class B shares representing Initial Shares of a former KIP Portfolio will automatically convert to Class A shares of the applicable Fund six years after issuance of the Initial Shares for shares issued on or after February 1, 1991 and seven years after issuance of the Initial Shares for shares issued before February 1, 1991. The purpose of the conversion feature is to relieve holders of Class B shares from the distribution services fee when they have been outstanding long enough for ZKDI to have been compensated for distribution related expenses. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's account will be converted to Class A shares on a pro rata basis.


PURCHASE OF CLASS C SHARES. The public offering price of the Class C shares of a Fund is the next determined net asset value. No initial sales charge is imposed. Since Class C shares are sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class C shares for his or her account. A contingent deferred sales charge may be imposed upon the redemption of Class C shares if they are redeemed within one year of purchase. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class C Shares." ZKDI currently advances to firms the first year distribution fee at a rate of .75% of the purchase price of such shares. For periods after the first year, ZKDI currently intends to pay firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of .75% of net assets attributable to Class C shares maintained and serviced by the firm. ZKDI is compensated by each Fund for services as distributor and principal underwriter for Class C shares. See "Investment Manager and Underwriter."


WHICH ARRANGEMENT IS BETTER FOR YOU? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge and who plan to hold their investment for more than six years might consider Class B shares. Investors who prefer not to pay an initial sales charge but who plan to redeem their shares within six years might consider Class C shares. Orders for Class B shares or Class C shares for $500,000 or more will be declined. For more information about the three sales arrangements, consult your financial representative or the Funds' Shareholder Service Agent. Financial services firms may receive different compensation depending upon which class of shares they sell.


GENERAL. Banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in shares of a Fund for their clients, and ZKDI may pay them a transaction fee up to the level of the discount or commission allowable or payable to dealers, as described above. Banks are currently prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. Banks or other financial services firms may be subject to various state laws regarding the services described above and may be required to register as dealers pursuant to state law. If banking firms were prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate. Management does not believe that termination of a relationship with a bank would result in any material adverse consequences to a Fund.



In addition to the discounts or commissions described above, ZKDI will, from time to time, pay or allow additional discounts, commissions or promotional incentives, in the form of cash or other compensation, to firms that sell shares of a Fund. Non-cash compensation includes luxury merchandise and trips to luxury resorts. In some instances, such discounts, commissions or other incentives will be offered only to certain firms who sell or are expected to sell during specified time periods certain minimum amounts of shares of a Fund, or other funds underwritten by ZKDI.



Orders for the purchase of shares of a Fund will be confirmed at a price based on the net asset value of such Fund next determined after receipt by ZKDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value (see "Net Asset Value") and received by ZKDI prior to the close of its business day will be confirmed at a price based on the net asset value of such Fund effective on that day ("trade date"). The Trusts reserve the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly. Collection may take significantly longer for a check drawn on a foreign bank than for a check drawn on a domestic bank. Therefore, if an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased. See "Purchase and Redemption of Shares" in the Statement of Additional Information.


Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem Fund shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' return. Firms also may hold Fund shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Trusts' transfer agent will have no information with respect to or control over accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Trusts through the Shareholder Service Agent for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of ZKDI, may receive compensation from the Trusts through the Shareholder Service Agent for these services. This prospectus should be read in connection with such firms' material regarding their fees and services.


The Trusts reserve the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders. Also, from time to time, the Trusts may temporarily suspend the offering of any class of the shares of a Fund to new investors. During the period of such suspension, persons who are already shareholders of such class of such Fund normally are permitted to continue to purchase additional shares of such class and to have dividends reinvested.


Shareholders should direct their inquiries to Zurich Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105-2005 or to the firm from which they received this prospectus.


REDEMPTION OR REPURCHASE OF SHARES


GENERAL. Any shareholder may require a Trust to redeem his or her shares. When shares are held for the account of a shareholder by the Trusts' transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Kemper Funds, Attention: Redemption Department, P.O. Box 419557, Kansas City, Missouri 64141-6557. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.


The redemption price for shares of a Fund will be the net asset value per share of that Fund next determined following receipt by the Shareholder Service Agent of a properly executed request with any required documents as described above. Payment for shares redeemed will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed requested accompanied by any outstanding share certificates in proper form for transfer. When a Trust is asked to redeem shares for which it may not have yet received good payment (i.e., purchases by check, Express-Transfer or Bank Direct Deposit), it may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by a Trust of the purchase amount. The redemption within two years of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge (see "Purchase of Shares Initial Sales Charge Alternative--Class A Shares") and the redemption of Class B shares within six years may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge--Class B Shares" below), and the redemption of Class C Shares within the first year following purchase may be subject to a contingent deferred sales charge (See "Contingent Deferred Sales Charge--Class C Shares" below).


Because of the high cost of maintaining small accounts, effective January 1998, a Fund may assess a quarterly fee of $9 on an account with a balance below $1,000 for the quarter. The fee will not apply to accounts enrolled in an automatic investment program, Individual Retirement Accounts or employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent.


Shareholders can request the following telephone privileges: expedited wire transfer redemptions and EXPRESS-Transfer transactions (see "Special Features") and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. A Trust or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges unless the Trust or its agents reasonably believe, based upon reasonable verification procedures, that the telephonic instructions are genuine. The SHAREHOLDER WILL BEAR THE RISK OF LOSS, including loss resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. Verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

TELEPHONE REDEMPTIONS. If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge) are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-621-1048. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming of shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Trusts reserve the right to terminate or modify this privilege at any time.


REPURCHASES (CONFIRMED REDEMPTIONS). A request for repurchase may be communicated by a shareholder through a securities dealer or other financial services firm to ZKDI, which a Trust has authorized to act as its agent. There is no charge by ZKDI with respect to repurchases; however, dealers or other firms may charge customary commissions for their services. Dealers and other financial services firms are obligated to transmit orders promptly. The repurchase price will be the net asset value of the Fund next determined after receipt of a request by ZKDI. However, requests for repurchases received by dealers or other firms prior to the determination of net asset value (see "Net Asset Value") and received by ZKDI prior to the close of ZKDI's business day will be confirmed at the net asset value effective on that day. The offer to repurchase may be suspended at any time. Requirements as to stock powers, certificates, payments and delay of payments are the same as for redemptions.


EXPEDITED WIRE TRANSFER REDEMPTIONS. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares of a Fund can be redeemed and proceeds sent by federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to the determination of net asset value will result in shares being redeemed that day at the net asset value of the Fund effective on that day and normally the proceeds will be sent to the designated account the following business day. Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by the Fund for up to seven days if ZKI deems it appropriate under then current market conditions. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048 or in writing, subject to the limitations on liability described under "General" above. The Trusts are not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Trusts currently do not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum (including any contingent deferred sales charge). To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which shares of the Fund were purchased. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed by wire transfer until such shares have been owned for at least 10 days. Account holders may not use this privilege to redeem shares held in certificated form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire or wire transfer or this redemption privilege. The Trusts reserve the right to terminate or modify this privilege at any time.


CONTINGENT DEFERRED SALES CHARGE--LARGE ORDER NAV PURCHASE PRIVILEGE. A contingent deferred sales charge may be imposed upon redemption of Class A shares that are purchased under the Large Order NAV Purchase Privilege as follows: 1% if they are redeemed within one year of purchase and .50% if they are redeemed during the second year after purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent deferred sales charge will be waived in the event of: (a) redemption of shares of a shareholder (including a registered joint owner) who has died; (b) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration); (c) redemptions under a Fund's Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account; and (d) redemptions of shares whose dealer of record at the time of the investment notifies KDI that the dealer waives the discretionary commission applicable to such Large Order NAV Purchase.

CONTINGENT DEFERRED SALES CHARGE--CLASS B SHARES. A contingent deferred sales charge may be imposed upon redemption of Class B shares. There is no such charge upon redemption of any share appreciation or reinvested dividends on Class B shares. The charge is computed at the following rates applied to the value of the shares redeemed excluding amounts not subject to the charge.

                                                                CONTINGENT
                                                                 DEFERRED
                                                                  SALES
             YEAR OF REDEMPTION AFTER PURCHASE                    CHARGE
             ---------------------------------                  ----------
First.......................................................        4%
Second......................................................        3%
Third.......................................................        3%
Fourth......................................................        2%
Fifth.......................................................        2%
Sixth.......................................................        1%

Class B shareholders who originally acquired their shares as Initial Shares of Kemper Portfolios, formerly known as Kemper Investment Portfolios ("KIP"), hold them subject to the same CDSC schedule that applied when those shares were purchased, as follows:


                                                                    CONTINGENT DEFERRED SALES CHARGE
                                                       -----------------------------------------------------------
                                                                                      SHARES PURCHASED ON OR AFTER
                                                       SHARES PURCHASED ON OR AFTER       FEBRUARY 1, 1991 AND
          YEAR OF REDEMPTION AFTER PURCHASE                   MARCH 1, 1993               BEFORE MARCH 1, 1993
          ---------------------------------            ----------------------------   ----------------------------
First................................................               4%                             3%
Second...............................................               3%                             3%
Third................................................               3%                             2%
Fourth...............................................               2%                             2%
Fifth................................................               2%                             1%
Sixth................................................               1%                             1%


The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner) and (c) for redemptions made pursuant to a systematic withdrawal plan (see "Special Features--Systematic Withdrawal Plan" below).

CONTINGENT DEFERRED SALES CHARGE--CLASS C SHARES. A contingent deferred sales charge of 1% may be imposed upon redemption of Class C shares if they are redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner) and (c) for redemptions made pursuant to a systematic withdrawal plan (limited to 10% of the net asset value of the account during the first year, see "Special Features--Systematic Withdrawal Plan").

CONTINGENT DEFERRED SALES CHARGE--GENERAL. The following example will illustrate the operation of the contingent deferred sales charge. Assume that an investor makes a single purchase of $10,000 of a Fund's Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 in appreciation to a total of $12,000. If the investor were then to redeem the entire $12,000 in share value, the contingent deferred sales charge would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the $1,000 of share appreciation is subject to the charge. The charge would be at the rate of 3% ($300) because it was in the second year after the purchase was made.

The rate of the contingent deferred sales charge is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in December, 1996 will be eligible for the second year's charge if redeemed on or after December 1, 1997. In the event no specific order is requested when redeeming shares subject to a contingent deferred sales charge, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. KDI receives any contingent deferred sales charge directly.

REINVESTMENT PRIVILEGE. A shareholder who has redeemed Class A shares of the Trusts or any other Kemper Mutual Fund listed under "Special Features--Class A Shares--Combined Purchases" (other than shares of Kemper Cash Reserves Fund purchased directly at net asset value) may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in Class A shares of the Trusts or of the other listed

Kemper Mutual Funds. A shareholder of a Fund or any other Kemper Mutual Fund who redeems Class A shares purchased under the Large Order NAV Purchase Privilege (see "Purchase of Shares--Initial Sales Charge Alternative--Class A Shares") or Class B shares or Class C shares and incurs a contingent deferred sales charge may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in Class A shares, Class B shares or Class C shares, as the case may be, of a Fund or of other Kemper Mutual Funds. The amount of any contingent deferred sales charge also will be reinvested. These reinvested shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge. Also, a holder of Class B shares who has redeemed shares may reinvest up to the full amount redeemed, less any applicable contingent deferred sales charge that may have been imposed upon the redemption of such shares, at net asset value in Class A shares of the Trusts or of the other Kemper Mutual Funds listed under "Special Features--Class A Shares--Combined Purchases." Purchases through the reinvestment privilege are subject to the minimum investment requirements applicable to the shares being purchased and may only be made for Kemper Mutual Funds available for sale in the shareholder's state of residence as listed under "Special Features--Exchange Privilege." The reinvestment privilege can be used only once as to any specific shares and reinvestment must be effected within six months of the redemption. If a loss is realized on the redemption of a Fund's shares, the reinvestment in the same Fund may be subject to the "wash sale" rules if made within 30 days of the redemption, resulting in a postponement of the recognition of such loss for federal income tax purposes. The reinvestment privilege may be terminated or modified at any time.

SPECIAL FEATURES


CLASS A SHARES--COMBINED PURCHASES. Class A shares of any Fund may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares of any of the following funds: Kemper Technology Fund, Kemper Total Return Fund, Kemper Growth Fund, Kemper Small Capitalization Equity Fund, Kemper Income and Capital Preservation Fund, Kemper Municipal Bond Fund, Kemper Diversified Income Fund, Kemper High Yield Series, Kemper U.S. Government Securities Fund, Kemper International Fund, Kemper State Tax-Free Income Series, Kemper Adjustable Rate U.S. Government Fund, Kemper Blue Chip Fund, Kemper Global Income Fund, Kemper Target Equity Fund (series are subject to a limited offering period), Kemper Intermediate Municipal Bond Fund, Kemper Cash Reserves Fund, Kemper U.S. Mortgage Fund, Kemper Short-Intermediate Government Fund, Kemper Value Fund, Inc., Kemper Value Plus Growth Fund, Kemper Quantitative Equity Fund, Kemper Horizon Fund, Kemper Europe Fund, Kemper Asian Growth Fund and Kemper Aggressive Growth Fund ("Kemper Mutual Funds"). Except as noted below, there is no combined purchase credit for direct purchases of shares of Zurich Money Funds, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund or Investors Cash Trust ("Money Market Funds"), which are not considered "Kemper Mutual Funds" for purposes hereof. For purposes of the Combined Purchases feature described above as well as for the Letter of Intent and Cumulative Discount features described below, employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent may include:
(a) Money Market Funds as "Kemper Mutual Funds," (b) all classes of shares of any Kemper Mutual Fund and (c) the value of any other plan investments, such as guaranteed investment contracts and employer stock, maintained on such sub-account record keeping system.



CLASS A SHARES--LETTER OF INTENT. The same reduced sales charges for Class A shares, as shown in the applicable prospectus, also apply to the aggregate amount of purchases of such Kemper Mutual Funds listed above made by any purchaser within a 24-month period under a written Letter of Intent ("Letter") provided by ZKDI. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period. The Letter provides that the first purchase following execution of the Letter must be at least 5% of the amount of the intended purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending completion of the intended purchase. If the total investments under the Letter are less than the intended amount and thereby qualify only for a higher sales charge than actually paid, the appropriate number of escrowed shares are redeemed and the proceeds used toward satisfaction of the obligation to pay the increased sales charge. The Letter for an employer sponsored employee benefit plan maintained on the subaccount record keeping system available through ZKDI may have special provisions regarding payment of any increased sales charge resulting from a failure to satisfy the intended purchase under the Letter. A shareholder may include the value (at the maximum offering price) of all shares of such Kemper Mutual Funds held of record as of the initial purchase date under the Letter as an "accumulation credit" toward the completion of the Letter, but no price adjustment will be made on such shares. Only investments in Class A shares of a Fund are included for this privilege.


CLASS A SHARES--CUMULATIVE DISCOUNT. Class A shares of any Fund may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of a Fund's shares being purchased the value of all Class A shares of the Kemper Mutual Funds (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.


CLASS A SHARES--AVAILABILITY OF QUANTITY DISCOUNTS. An investor or the investor's dealer or other financial services firm must notify the Shareholder Service Agent or ZKDI whenever a quantity discount or reduced sales charge is applicable to a purchase. Upon such notification, the investor will receive the lowest applicable sales charge. Quantity discounts described above may be modified or terminated at any time.


EXCHANGE PRIVILEGE. Shareholders of Class A, Class B and Class C shares may exchange their shares for shares of the corresponding class of other Kemper Mutual Funds in accordance with the provisions below.


CLASS A SHARES. Class A shares of the Kemper Mutual Funds and shares of the Money Market Funds listed under "Special Features--Class A Shares--Combined Purchases" above may be exchanged for each other at their relative net asset values. Shares of Money Market Funds and the Kemper Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of Kemper Target Equity Fund are available on exchange only during the Offering Period for such series as described in the applicable prospectus. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with ZKDI.


Class A shares of a Fund purchased under the Large Order NAV Purchase Privilege may be exchanged for Class A shares of another Kemper Mutual Fund or a Money Market Fund under the exchange privilege described above without paying any contingent deferred sales charge at the time of exchange. If the Class A shares received on exchange are redeemed thereafter, a contingent deferred sales charge may be imposed in accordance with the foregoing requirements provided that the shares redeemed will retain their original cost and purchase date for purposes of the contingent deferred sales charge.

CLASS B SHARES. Class B shares of a Fund and Class B shares of any other Kemper Mutual Fund listed under "Special Features--Class A Shares--Combined Purchases" may be exchanged for each other at their relative net asset value. Class B shares may be exchanged without a contingent deferred sales charge being imposed at the time of exchange. For purposes of the contingent deferred sales charge that may be imposed upon the redemption of the Class B shares received on exchange, amounts exchanged retain their original cost and purchase date.

CLASS C SHARES. Class C shares of a Fund and Class C shares of any other Kemper Mutual Fund listed under "Special Features--Class A Shares--Combined Purchases" may be exchanged for each other at their relative net asset value. Class C shares may be exchanged without a contingent deferred sales charge being imposed at the time of exchange. For determining whether there is a contingent deferred sales charge that may be imposed upon the redemption of the Class C shares received by exchange, they retain the cost and purchase date of the shares that were originally purchased and exchanged.

GENERAL. Shares of a Kemper Mutual Fund with a value in excess of $1,000,000 (except Kemper Cash Reserves Fund) acquired by exchange from another Kemper Mutual Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy"). For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, direction or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services. The total value of shares being exchanged must at least equal the minimum investment requirement of the fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, dealers or other firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss will be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis of such shares. Shareholders interested in exercising the exchange privilege may obtain prospectuses of the other funds from dealers, other firms or ZKDI. Exchanges may be accomplished by a written request to Zurich Kemper Service Company, Attention: Exchange Department, P.O. Box 419557, Kansas City, Missouri 64141-6557, or by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048 or in writing, subject to the limitations on liability under "Redemption or Repurchase of Shares--General." Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulations, 60 days' prior written notice of any termination or material change will be provided. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and Investors Municipal Cash Fund is available for sale only in certain states.


SYSTEMATIC EXCHANGE PRIVILEGE. The owner of $1,000 or more of any class of the shares of a Kemper Mutual Fund or Money Market Fund may authorize the automatic exchange of a specified amount ($100 minimum) of such shares for shares of the same class of another such Kemper Fund. If selected, exchanges will be made automatically until the privilege is terminated by the shareholder or the other Kemper Fund. Exchanges are subject to the terms and conditions described above under "Exchange Privilege," except that the $1,000 minimum investment requirement for the Kemper Fund acquired on exchange is not applicable. This privilege may not be used for the exchange of shares held in certificated form.


EXPRESS-TRANSFER. EXPRESS-Transfer permits the transfer of money via the Automated Clearing House System (minimum $100 and maximum $50,000) from a shareholder's bank, savings and loan, or credit union account to purchase shares in a Fund. Shareholders can also redeem shares (minimum $500 and maximum $50,000) from their Fund account and transfer the proceeds to their bank, savings and loan, or credit union checking account. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed under this privilege until such shares have been owned for at least 10 days. By enrolling in EXPRESS-Transfer, the shareholder authorizes the Shareholder Service Agent to rely upon telephone instructions from ANY PERSON to transfer the specified amounts between the shareholder's Fund account and the predesignated bank, savings and loan or credit union account, subject to the limitations on liability under "Redemption or Repurchase of Shares--General." Once enrolled in EXPRESS-Transfer, a shareholder can initiate a transaction by calling Zurich Kemper Shareholder Services toll free at 1-800-621-1048 Monday through Friday, 8:00 a.m. to 3:00 p.m. Chicago time. Shareholders may terminate this privilege by sending written notice to Zurich Kemper Service Company, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination will become effective as soon as the Shareholder Service Agent has had a reasonable time to act upon the request. EXPRESS-Transfer cannot be used with passbook savings accounts.


BANK DIRECT DEPOSIT. A shareholder may purchase additional Fund shares through an automatic investment program. With the Bank Direct Deposit Purchase Plan, investments are made automatically from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. By enrolling in

Bank Direct Deposit, the shareholder authorizes the Trust and its agents to either draw checks or initiate Automated Clearing House debits against the designated account at a bank or other financial institution. This privilege may be selected by completing the appropriate section on the Account Application or by contacting the Shareholder Service Agent for appropriate forms. A shareholder may terminate his or her Plan by sending written notice to Zurich Kemper Service Company, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination by a shareholder will become effective within thirty days after the Shareholder Service Agent has received the request. A Trust may immediately terminate a shareholder's Plan in the event that any item is unpaid by the shareholder's financial institution. A Trust may terminate or modify this privilege at any time.


PAYROLL DIRECT DEPOSIT AND GOVERNMENT DIRECT DEPOSIT. A shareholder may invest in a Fund through Payroll Direct Deposit or Government Direct Deposit. Under these programs, all or a portion of a shareholder's net pay or government check is automatically invested in a Fund account each payment period. A shareholder may terminate participation in these programs by giving written notice to the shareholder's employer or government agency, as appropriate. (A reasonable time to act is required.) A Trust is not responsible for the efficiency of the employer or government agency making the payment or any financial institution transmitting payment.

SYSTEMATIC WITHDRAWAL PLAN. The owner of $5,000 or more of a class of a Fund's shares at the offering price (net asset value plus, in the case of Class A shares, the initial sales charge) may provide for the payment from the owner's account of any requested dollar amount to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The minimum periodic payment is $100. The maximum annual rate at which Class B shares may be redeemed (and Class A shares purchased under the Large Order NAV Purchase Privilege and Class C shares in their first year following the purchase) under a systematic withdrawal plan is 10% of the net asset value of the account. Shares are redeemed so that the payee will receive payment approximately the first of the month. Any income and capital gain dividends will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account.


The purchase of Class A shares while participating in a systematic withdrawal plan will ordinarily be disadvantageous to the investor because the investor will be paying a sales charge on the purchase of shares at the same time that the investor is redeeming shares upon which a sales charge may have already been paid. Therefore, the Trusts will not knowingly permit additional investments of less than $2,000 if the investor is at the same time making systematic withdrawals. ZKDI will waive the contingent deferred sales charge on redemptions of Class A shares purchased under the Large Order NAV Purchase Privilege, Class B and Class C shares made pursuant to a systematic withdrawal plan. The right is reserved to amend the systematic withdrawal plan on 30 days' notice. The plan may be terminated at any time by the investor or the Trusts.


PERFORMANCE

A Fund may advertise several types of performance information for a class of shares, including "yield," "tax equivalent yield," "average annual total return" and "total return." Performance information will be computed separately for Class A, Class B and Class C shares. Each of these figures is based upon historical results and is not representative of the future performance of any class of a Fund. A Fund with fees or expenses being waived or absorbed by ZKI may also advertise performance information before and after the effect of the fee waiver or expense absorption.

A Fund's yield is a measure of the net investment income per share earned by the Fund over a specific one month or 30-day period expressed as a percentage of the maximum offering price of the Fund's shares at the end of the period. Yield is an annualized figure, which means that it is assumed that the Fund generates the same level of net investment income over a one year period. Net investment income is assumed to be compounded semiannually when it is annualized.

Tax equivalent yield is that which a taxable investment must generate in order to equal a Fund's yield for an investor at a stated combined federal and, if applicable, state and local tax rate (normally assumed to be the maximum tax rate). Tax equivalent yield is based upon, and will be higher than, the portion of a Fund's yield that is tax-exempt.

Average annual total return and total return figures measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments in a Fund for the period in question, assuming the reinvestment of all dividends. Thus, these figures reflect the change in the value of an investment in a Fund during a specified period. Average annual total return will be quoted for at least the one, five and ten year periods ending on a recent calendar quarter (or if such periods have not yet elapsed, at the end of a shorter period corresponding to the life of a Fund for performance purposes). Average annual total return figures represent the average annual percentage change over the period in question. Total return figures represent the aggregate percentage or dollar value change over the period in question.

A Fund's performance may be compared to that of the Consumer Price Index or various unmanaged bond indexes such as the Lehman Brothers Municipal Bond Index and the Salomon Brothers High Grade Bond Index, and may also be compared to the performance of other fixed income, state municipal bond funds (as applicable) or general municipal bond mutual funds or mutual fund indexes as reported by independent mutual fund reporting services such as Lipper Analytical Services, Inc. ("Lipper"). Lipper performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges.

Information may be quoted from publications such as MORNINGSTAR INC., THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BARRON'S, FORTUNE, THE CHICAGO TRIBUNE, USA TODAY, INSTITUTIONAL INVESTOR and REGISTERED REPRESENTATIVE. Also, investors may want to compare the historical returns of various investments, performance indexes of those investments or economic indicators, including but not limited to stocks, bonds, certificates of deposit, money market funds and U.S. Treasury obligations. Bank product performance may be based upon, among other things, the BANK RATE MONITOR National Index(TM) or various certificate of deposit indexes. Money market fund performance may be based upon, among other things, IBC/Donoghue's Money Fund Report(R) or Money Market Insight(R), reporting services on money market funds. Performance of U.S. Treasury obligations may be based upon, among other things, various U.S. Treasury bill indexes. Certain of these alternative investments may offer fixed rates of return, and guaranteed principal and may be insured.

A Fund may depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indexes of those investments or economic indicators. A Fund may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Fund.

A Fund may include in its sales literature and shareholder reports a quotation of the current "distribution rate" for a class of a Fund. Distribution rate is simply a measure of the level of dividends distributed for a specified period. It differs from yield, which is a measure of the income actually earned by the Fund's investments, and from total return, which is a measure of the income actually earned by, plus the effect of any realized and unrealized appreciation or depreciation of such investments during the period. Distribution rate is, therefore, not intended to be a complete measure of performance. Distribution rate may sometimes be greater than yield since, for instance, it may include gains from the sale of options or other short-term and possibly long-term gains (which may be non-recurring) and may not include the effect of amortization of bond premiums. As reflected under "Investment Objectives, Policies and Risk Factors--Additional Investment Information," option writing can limit the potential for capital appreciation.

A Fund's Class A shares are sold at net asset value per share of such Fund plus a maximum sales charge of 4.5% (2.75% for the Intermediate Municipal Fund) of the offering price. While the maximum sales charge is normally reflected in a Fund's Class A performance figures, certain total return calculations may not include such charge and those results would be reduced if it were included. Class B shares and Class C shares are sold at net asset value. Redemptions of Class B shares within the first six years after purchase may be subject to a contingent deferred sales charge that ranges from 4% during the first year to 0% after six years. Redemption of Class C shares within the first year after purchase may be subject to a 1% contingent deferred sales charge. Yield figures for Class B shares and Class C shares do not include the effect of any contingent deferred sales charge. Average annual total return figures do, and total return figures may, include the effect of the contingent deferred sales charge for the Class B shares and Class C shares that may be imposed at the end of the period in question. Performance figures for the Class B shares and Class C shares not including the effect of the applicable contingent deferred sales charge would be reduced if it were included.

A Fund's returns and net asset value will fluctuate. Shares of a Fund are redeemable by an investor at the then current net asset value per share for such Fund, which may be more or less than original cost. Redemption of Class B shares and Class C shares may be subject to a contingent deferred sales charge as described above. Additional information concerning each Fund's performance appears in the Statement of Additional Information. Additional information about a Fund's performance also appears in its Annual Report to Shareholders, which is available without charge from the applicable Trust.

CAPITAL STRUCTURE

The National Trust was organized under the name "Kemper Municipal Bond Fund" as a business trust under the laws of Massachusetts on October 24, 1985 with a single investment portfolio. Effective January 31, 1986 the Municipal Trust, pursuant to a reorganization, succeeded to the assets and liabilities of Kemper Municipal Bond Fund, Inc., a Maryland corporation organized in 1977 as a successor to Kemper Municipal Bond Fund, Ltd., a Nebraska limited partnership organized in April 1976. Effective November 1, 1994, the Trust changed its name to "Kemper National Tax-Free Income Series."

The State Trust was organized under the name "Kemper California Tax-Free Income Fund" as a business trust under the laws of Massachusetts on October 24, 1985 with a single investment portfolio. Effective January 31, 1986, the Trust pursuant to a reorganization succeeded to the assets and liabilities of Kemper California Tax-Free Income Fund, Inc., a Maryland corporation organized in 1983. On July 27, 1990, the Trust changed its name to "Kemper State Tax-Free Income Series" and changed the name of its initial portfolio to "Kemper California Tax-Free Income Fund." The predecessor to the New York Fund, also named "Kemper New York Tax-Free Income Fund," was organized as a business trust under the laws of Massachusetts on August 9, 1985. Prior to May 28, 1988, that investment company was known as "Tax-Free Income Portfolios" and it offered two series of shares, the National Portfolio and the New York Portfolio. Pursuant to a reorganization on May 27, 1988, the National Portfolio was terminated and the New York Portfolio continued as the sole remaining series of Kemper New York Tax-Free Income Fund, which was reorganized into the New York Fund as a series of the State Trust on July 27, 1990.

Each Trust may issue an unlimited number of shares of beneficial interest in one or more series or "Funds," all having no par value, which may be divided by the Board of Trustees into classes of shares. Currently, the National Trust has two Funds that offer four classes of shares and the State Trust has eight Funds that offer three classes of shares. These are Class A, Class B and Class C shares, as well as (for the National Trust only) Class I shares, which have different expenses, which may affect performance, and that are available for purchase exclusively by the following investors: (a) tax-exempt retirement plans of ZKI and its affiliates; and (b) the following investment advisory clients of ZKI and its investment advisory affiliates that invest at least $1 million in the National Funds: (1) unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); (2) unaffiliated banks and insurance companies purchasing for their own accounts; and (3) endowment funds of unaffiliated non-profit organizations. The Board of Trustees of either Trust may authorize the issuance of additional classes and additional Funds if deemed desirable, each with its own investment objective, policies and restrictions. Since the Trusts may offer multiple Funds, each is known as a "series company." Shares of each Fund of a Trust have equal noncumulative voting rights except that Class B and Class C shares have separate and exclusive voting rights with respect to each Fund's Rule 12b-1 Plan. Shares of each class also have equal rights with respect to dividends, assets and liquidation of such Fund subject to any preferences (such as resulting from different Rule 12b-1 distribution fees), rights or privileges of any classes of shares of a Fund. Shares of each Trust are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. The Trusts are not required to hold annual shareholder meetings and do not intend to do so. However, they will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment management agreement. Subject to the Agreement and Declaration of Trust of each Trust, shareholders may remove trustees. Shareholders will vote by Fund and not in the aggregate or by class except when voting in the aggregate is required under the 1940 Act, such as for the election of trustees, or when voting by class is appropriate.

Investment Manager
Zurich Kemper Investments, Inc.

Principal Underwriter
Zurich Kemper Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606-5808
[RECYCLE LOGO] printed on recycled paper
KTFIF-1
ZKDI 771073



      PROSPECTUS

KEMPER
TAX-FREE
INCOME
FUNDS

November 25, 1997
Kemper Municipal Bond Fund

Kemper Intermediate
Municipal Bond Fund

Kemper California
Tax-Free Income Fund

Kemper Florida
Tax-Free Income Fund

Kemper Michigan
Tax-Free Income Fund

Kemper New Jersey
Tax-Free Income Fund

Kemper New York
Tax-Free Income Fund

Kemper Ohio
Tax-Free Income Fund

Kemper Pennsylvania
Tax-Free Income Fund

Kemper Texas
Tax-Free Income Fund


[KEMPER LOGO]   KEMPER FUNDS

                     KEMPER NATIONAL TAX-FREE INCOME SERIES

                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART B
              OF FORM N-1A AND STATEMENT OF ADDITIONAL INFORMATION

ITEM NUMBER                                       LOCATION IN STATEMENT OF
OF FORM N-1A                                      ADDITIONAL INFORMATION
------------                                      ---------------------------------------------
10.   Cover Page...............................   Cover Page
11.   Table of Contents........................   Table of Contents
12.   General Information and History..........   Inapplicable
13.   Investment Objectives and Policies.......   Investments; Investment Policies and
                                                  Techniques; Investment Restrictions;
                                                  Appendix--Ratings of Investments
14.   Management of the Fund...................   Investment Manager and Underwriter;
                                                  Officers and Trustees
15.   Control Persons and Principal Holders of
      Securities...............................   Officers and Trustees
16.   Investment Advisory and Other Services...   Investment Manager and Underwriter;
                                                  Officers and Trustees
17.   Brokerage Allocation and Other
      Practices................................   Portfolio Transactions
18.   Capital Stock and Other Securities.......   Shareholder Rights
19.   Purchase, Redemption and Pricing of
      Securities Being Offered.................   Purchase and Redemption of Shares
20.   Tax Status...............................   Dividends and Taxes
21.   Underwriters.............................   Investment Manager and Underwriter
22.   Calculation of Performance Data..........   Performance
23.   Financial Statements.....................   Financial Statements; Report of Independent
                                                  Auditors

                          KEMPER TAX-FREE INCOME FUNDS
                      STATEMENT OF ADDITIONAL INFORMATION

                               NOVEMBER 26, 1997


           KEMPER NATIONAL TAX-FREE INCOME SERIES ("NATIONAL TRUST"):
                 KEMPER MUNICIPAL BOND FUND ("MUNICIPAL FUND")
    KEMPER INTERMEDIATE MUNICIPAL BOND FUND ("INTERMEDIATE MUNICIPAL FUND")

              KEMPER STATE TAX-FREE INCOME SERIES ("STATE TRUST"):
           KEMPER CALIFORNIA TAX-FREE INCOME FUND ("CALIFORNIA FUND")
              KEMPER FLORIDA TAX-FREE INCOME FUND ("FLORIDA FUND")
             KEMPER MICHIGAN TAX-FREE INCOME FUND ("MICHIGAN FUND")
           KEMPER NEW JERSEY TAX-FREE INCOME FUND ("NEW JERSEY FUND")
             KEMPER NEW YORK TAX-FREE INCOME FUND ("NEW YORK FUND")
                 KEMPER OHIO TAX-FREE INCOME FUND ("OHIO FUND")
         KEMPER PENNSYLVANIA TAX-FREE INCOME FUND ("PENNSYLVANIA FUND")
                KEMPER TEXAS TAX-FREE INCOME FUND ("TEXAS FUND")
               222 SOUTH RIVERSIDE PLAZA, CHICAGO, ILLINOIS 60606
                                 1-800-621-1048

Kemper Tax-Free Income Funds are two open-end management investment companies ("Trusts"); the National Trust and the State Trust that together offer a choice of ten investment portfolios ("Funds").


This Statement of Additional Information is not a prospectus. It is the combined Statement of Additional Information for the Trusts. It should be read in conjunction with the combined prospectus of the Trusts dated November 26, 1997. The prospectus may be obtained without charge from the Trusts.

                                ---------------

                               TABLE OF CONTENTS


                                                              Page
                                                              ----
Investments.................................................   B-1
Investment Policies and Techniques..........................   B-9
Investment Restrictions.....................................  B-13
Dividends and Taxes.........................................  B-16
Performance.................................................  B-17
Investment Manager and Underwriter..........................  B-42
Portfolio Transactions......................................  B-50
Purchase and Redemption of Shares...........................  B-51
Officers and Trustees.......................................  B-52
Shareholder Rights..........................................  B-62
Appendix--Ratings of Investments............................  B-64



The financial statements appearing in the Trusts' 1997 Annual Reports to Shareholders are incorporated herein by reference. The financial statements for the Fund for which this Statement of Additional Information is requested accompany this document.



KTFIF-13 11/97                                   (LOGO)printed on recycled paper

INVESTMENTS

MUNICIPAL SECURITIES. The yields on Municipal Securities are dependent on a variety of factors, including general money market conditions, general conditions of the Municipal Securities market, size of a particular offering, the maturity of the obligation and rating of the issue. The ratings of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Fitch Investors Services, Inc. ("Fitch") and Duff & Phelps Credit Rating Co. ("Duff") represent their opinions as to the quality of the Municipal Securities which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Consequently, Municipal Securities with the same maturity, coupon and rating may have different yields while Municipal Securities of the same maturity and coupon with different ratings may have the same yield.

The Funds may invest in tax-exempt leases. A tax-exempt lease is an obligation, often a lease purchase or installment contract, pursuant to which a governmental user of a capital asset, such as an item of equipment, agrees to make payments of the purchase price plus interest over a period of years, normally with the right to purchase the asset at the termination of the lease for a nominal amount. Tax-exempt leases normally have a term of only two to seven years, a relatively short period of time, and often have a higher interest rate than tax-exempt investments of a comparable term. Currently, it is anticipated that not more than 5% of the net assets of a Fund will be invested in tax-exempt leases during the coming year.

Provisions of the federal bankruptcy statutes relating to the adjustment of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse modification or alteration of the rights of holders of obligations issued by such subdivisions or authorities.

The National Funds do not intend to invest more than 25% of their total assets in any one state.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which litigation could ultimately affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.

SPECIAL RISK FACTORS. The following information as to certain risk factors is given to investors because each State Fund concentrates its investments in Municipal Securities (as defined in the prospectus) of a particular state. Such information constitutes only a summary, does not purport to be a complete description and is based upon information from official statements relating to securities offerings of state issuers. Investors should remember that rating agencies do change ratings periodically so that ratings mentioned here may have changed.

CALIFORNIA FUND. In recent years, California voters have approved a number of changes to the State constitution that have limited the ability of State and local issuers to raise revenues and adjust appropriations.

In 1978, California voters approved Proposition 13 which added Article XIII A to the California Constitution. Article XIII A changed the definition of assessed property value and placed restrictions on a taxing entity's ability to increase real property taxes. In 1979, voters also approved Proposition 4, the so-called Gann Initiative, which added Article XIII B to the California Constitution. The purpose of Article XIII B was to limit the annual appropriations of the State and any local government unit to the level of appropriations for the prior year, as adjusted for changes in cost of living, population and services required.
Article XIII B also specified that debt service obligations incurred prior to January 1, 1979 were excluded from the appropriations limits.

In the general elections of 1986, 1988, 1990 and 1996, California voters approved various measures that amended Article XIII A and XIII B and added
Article XIII C and XIII D to the State Constitution. Propositions 58 and 60 clarified the definitions of "purchased property" and "change of ownership" found in Article XIII A. Proposition 98, in addition to guaranteeing a percent of State funding for public schools, modified Article XIII B to permit excess State revenues to be transferred to public schools and community colleges rather than returned to taxpayers. Proposition 111 amended Article XIII B to ease restrictions on certain expenditure categories in calculating the annual appropriation ceiling. Article XIII C and XIII D place additional requirements on revenue raising abilities of local government units. Finally, on November 5, 1996, California voters approved Proposition 218, called the "Right to Vote on Taxes Act." This constitutional amendment restricts local governments' ability to raise or extend taxes without voter consent, places restrictions on the ability to charge certain fees and assessments, and makes it easier for voters to use the initiative process to reduce or repeal existing taxes.


Future voter initiatives, if proposed and adopted, could further modify Articles XIII A, XIII B, XIII C, and XIII D and place increased pressures on the State and local entities' ability to raise revenue and adjust appropriations.


California's economy is the largest among the 50 states and one of the largest in the world. This diversified economy has major components in agriculture, manufacturing, high technology, trade entertainment, tourism, construction and services. Total State gross domestic product of about $1.0 trillion in 1996 was larger than all but six nations in the world.



After suffering a severe recession in the early 1990s, California's economy has experienced a steady recovery since 1994. This expansion has helped create a larger number of jobs that now exceed the number lost during the recession. The strongest growth has been in export-related industries, business services, electronics, entertainment and tourism. Current employment and personal income growth rates exceed the national average. A recent economic forecast by the UCLA Business Forecasting Project predicts that California's employment growth rate will continue to outpace the nation through the year 2000.



The strengthening economy has had a generally positive impact on State finances. The State has achieved five consecutive years of operating surplus. The State's improved cash position allowed it to repay the $4.0 billion Revenue Anticipation Warrants on April 25, 1996, and restore the State to a normal cash flow borrowing cycle. The State's estimated ending General Fund balance for FY96-97 is $859 million (modified accrual basis).



California's economic and financial improvement prompted the three major rating agencies to raise the State's general obligation bond rating in 1996. In October 1997, Fitch Investors Service raised the State's rating to AA-. The current ratings are A1/A+/AA-.


Recent State budgets have included large cuts in local government transfer payments. These reductions may cause deterioration in local issuer financial performance and result in a reduced bond rating for certain local government issuers.

On December 6, 1994, Orange County, California filed for bankruptcy protection under Chapter 9 of the United States Bankruptcy Code. A Plan of Adjustment was confirmed and successfully implemented in June 1996.

FLORIDA FUND. In 1992, Florida voters approved a constitutional amendment referred to as "Save Our Homes." This amendment limits ad valorem taxes on homestead properties and restricts the ability of taxing entities to increase real property taxes. While property taxes levied for payment of debt service are not restricted by the limitation, the overall creditworthiness of the governmental entity may be adversely affected. Taxing entities consisting primarily of residential areas, particularly school districts, and those entities close to their tax rate limitations are most likely to be adversely affected.

Under current law, the State of Florida is required to maintain a balanced budget such that current expenses are met from current revenues. Although Florida does not currently impose an individual income tax, it does impose a corporate income tax that is allocable to the State, in addition to an ad valorem tax on intangible personal property and sales and use taxes. These taxes are a major source of funds to meet Florida expenses, including repayment of, and interest on, obligations backed solely by the full faith and credit of the State, without recourse to any specific project.

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Florida has experienced substantial population increases as a result of migration to Florida from other areas of the United States and from foreign countries which is expected to continue. Florida's growth was close to three times the national average during the 1980's. This pace fueled concerns about the need for resource management and conservation. Although growth has slowed recently to about twice the national 1% annual rate, it is expected to remain well above average for the indefinite future. According to the 1990 census report, Florida's population of 12.7 million was the fourth highest in the nation and 31% above 1980's 9.7 million, and it is expected to approach 15 million by 2000. It is anticipated that corresponding increases in State revenues will be necessary during this decade to meet increased burdens on the various public and social services provided by Florida.


Florida's ability to meet the needs of its population will depend in part upon its ability to foster business and economic growth. Florida's economy picked up in 1993, partly due to the rebuilding following Hurricane Andrew (discussed below) and to some resurgence in the nationwide economy. Real gross state product grew 4.1% in 1995, down from 4.9% in 1994. Employment numbers reflect the improved economic picture in the State. The unemployment rate for 1996 was 5.1%, after peaking at 8.2% in 1992. The unemployment rate has stabilized at 5.1% for 1997. Commercial construction remained weak while residential construction improved. Construction has shifted to lower-valued multi-family units rather than the higher priced single-family homes. International trade continues to grow in southern Florida almost 10% of the state's workforce are directly or indirectly involved in foreign trade. Florida also continues to experience employment gains in the technology-based industry, the light manufacturing industry and the service sector. Service industry payrolls grew by 109,000 jobs in fiscal year 1994-1995. This growth rate is expected to stabilize over the next several years. Healthcare jobs are forecasted to be a large contributor to the increase in service industry jobs. The largest contributor is business services. This growth continues to diversify and better position Florida's overall economy, which was previously dominated by agriculture and tourism. Tourism remains a major industry in the state and accounts for 11% of Florida's economy. The number of visitors to the state had steadily grown; however, in 1991 the number had dropped for the first time. Visitors have steadily increased since then and the state is expecting an increase of 4% for 1997. The number of visitors to the state in 1996 reached a record level of 43 million. Latin Americans have become an increasingly larger portion of the number of visitors to the state. The tourism industry directly employs about 900,000 people and generates $33 billion in taxable spending. Florida's future economic and business growth could be restricted by the natural limitations of available environmental resources and the ability to finance adequate public facilities such as roads and schools.


In August 1992, Hurricane Andrew, the costliest natural disaster in Florida's history, hit Southern Dade County. Hurricane Andrew was very localized and hurt primarily Southern Dade County including wiping out the City of Homestead. There have been no adverse credit implications from the Hurricane for local governmental units or the State. The Hurricane has actually had an economic stimulating effect on Dade County and some surrounding areas as disaster aid and insurance refunds are received. Construction of homes and purchases of large items has boomed. The boom in construction and large ticket purchases has led to higher employment levels as well as increased sales tax receipts, the largest revenue source for the State of Florida. In December 1993, the State Legislature established the Hurricane Andrew Recovery and Rebuilding Trust Fund funded from transfers from Sales Tax Collections attributed to Hurricane Andrew. These funds are earmarked for Dade County.

Despite Florida's rapid growth and recent acceleration in debt financing, the State's debt burden remains lower than that of other large population states. Net debt payable from state revenues is $613 per capita.


Fiscal year 1998 has benefitted from a continued strong economy. The corporate income tax and the sales tax have consistently outpaced budgeted amounts. An additional $280 million has been added to the year's total revenues during the month of October.

The State's economy should continue to benefit from good population growth, economic diversification and an increase in foreign trade. These positive economic factors combined with the State's moderate debt burden suggest a certain level of stability in the State's credit outlook.

As of December 12, 1996, the State's general obligation debt was rated Aa by Moody's and AA by S&P.

MICHIGAN FUND. The principal sectors of Michigan's diversified economy are manufacturing of durable goods (including automobiles and components and office equipment), tourism and agriculture. The transportation equipment sector still dominates manufacturing jobs at 31% of the total. As reflected in historical employment figures, the State's economy has lessened its dependence upon durable goods manufacturing. In 1960, employment in such industry accounted for 33% of the State's workforce. This figure fell to 17.1% for the first 11 months of 1994. However, such manufacturing continues to be an important part of the State's economy. This particular industry is highly cyclical, which adversely affects the revenue streams of the State and its political subdivisions because it adversely impacts tax sources, particularly sales taxes.

Michigan is a large exporter state. It mainly exports to Canada and Mexico. With the passage of NAFTA, concerns were raised about its affect upon the State's manufacturing base; but there has been little noticeable effect. Exports of automobiles declined slightly, but this resulted more from the number of new auto plants located outside of Michigan than from NAFTA. The State ended 1993 with the highest employment level in fifteen years. The unemployment rate for 1993 was 7.0% compared to 8.8% and 9.2% for 1992 and 1991, respectively. The 1994 unemployment rate was 5.9% and a record low rates were achieved throughout 1995, reflecting the continued improvement in Michigan's economy, particularly the auto industry.

The State's financial position has improved in the last year because of greater than anticipated revenues. Michigan's economy has continued to strengthen due to the automotive industry. It had to do major maneuvering in fiscal years 1991 through 1993 to balance the books. The State used accounting changes, expenditure reductions (hiring freeze, reduction in public aid) and delayed payments to local governments to balance the budget. The State eliminated a structural deficit in fiscal year 1992 and began 1993 with limited reserves. Due to continued cost cutting efforts and greater than anticipated revenues from the better than expected economic growth, fiscal year 1993 ended with a $312 million surplus compared to $1.8 billion deficit from 1991. Fiscal year 1994 saw similar results, and the strong revenue growth continued in fiscal year 1995. The State's Rainy Day Fund contained $1 billion, or 6.7% of the General and School Aid Funds at the conclusion of fiscal 1995. The State forecast underlying revenue growth for fiscal year 1995 of 6%. The 1996 fiscal year budget was based on a conservative revenue growth rate of 4.7%. Fiscal 1996 is expected to end with a modest operating surplus. The fiscal 1997 budget is premised upon conservative revenue growth assumptions.

At the present time the State does not levy any ad valorem taxes on real or tangible personal property. In addition, the State Constitution limits the extent to which municipalities or political subdivisions may levy taxes upon real and personal property through a process that regulates assessments. On May 1, 1992, the Governor signed into law a bill relating to the manner by which property taxes are assessed in Michigan. The bill required, among other things, that 1992 real property tax assessments remain at 1991 assessment levels, subject to certain adjustments. Two proposals relating to property tax reform and to amend the State Constitution appeared on the ballot for the November 1992 general election and were defeated, and a third proposal was rejected at a special election held June 2, 1992. In addition to the foregoing, several other proposals for property tax reform in Michigan have been suggested and may again be submitted to the electors at future elections. On July 21, 1993, the Michigan State Legislature passed Senate Bill 1 and the Governor signed the Bill into law on August 19, 1993. Senate Bill 1, which upon passage became Act 145 of the Michigan Public Acts of 1993 ("Act 145"), is the latest development in a long-term effort by the State and its electorate to modify the local ad valorem property tax system. The law significantly affects financing of K-12 school operations beginning with July 1, 1994 tax levies. Act 145 exempts all property in the State of Michigan from millage levied for local school and intermediate school district operating purposes. Millage levied for community colleges and millage levied for voter-approved general obligation debt are not encompassed within the exemption. Act 145 did not contain a method for replacing revenues lost by these exemptions or provide for other means of financing public education. In December 1993, the Michigan Legislature proposed a school funding program that included two funding mechanisms. The initial funding program was to be voted on by the electorate at an election that was held on March 15, 1994 and an alternative funding program that would automatically go into effect should the initial program fail to be approved. On March 15, 1994 the initial funding program was approved by the voters and became effective July 1, 1994. The new funding program included an increase in the state sales tax to 6 cents from 4 cents, a 2% real estate transfer tax, a six mill property tax levied by the State on all property and an eighteen mill property tax on commercial property, an interstate phone charge, an increase in the cigarette tax, and additional revenue generated from the implementation of Keno. In exchange for the implementation of the property tax and increased taxes, the State's income tax was decreased to 4.4% from 4.6%. The full effect of the change in the revenue structure for financing K-12 public education has not been realized at either the local or state level. Depending upon its effect on the State's finances, and as the funding for education matures the State's method of financing public education may be altered.

As of December, 1996, the State's general obligation bonds are rated Aa by Moody's, AA by Standard & Poor's and AA by Fitch.

NEW JERSEY FUND. New Jersey is the ninth most populous state in the nation. Per capita income in 1993 was the second highest of the states and 129% of the national average. The distribution of employment in New Jersey mirrors that of the nation. After an extraordinary boom in the mid-1980's, New Jersey and the rest of the Northeast fell into a recession a year before the national recession officially began. Along with the rest of the Northeast, New Jersey climbed out of the recession more slowly than the rest of the nation. Since 1992, the unemployment rate in New Jersey has exceeded the national average; the unemployment rates for New Jersey and the nation during the first quarter of 1995 were 6.9% and 5.9%, respectively.

New Jersey has a complicated debt structure. The State has $3.6 billion in G.O. debt outstanding, nearly $2.0 billion in appropriation backed debt, and another $1.2 billion in other tax-supported debt. Net tax-supported debt per capita is $864, or twice the median and eleventh in the nation. Net tax-supported debt represents 3.2% of personal income, 50% above the median and fifteenth in the nation.

On a GAAP ("Generally Accepted Accounting Principles") basis, New Jersey has achieved a surplus in each of the last three fiscal years, increasing its fund balance to a large 12% of expenditures. On a budgetary basis, the State has purposely drawn down the undesignated General Fund fund balance in recent years. Even so, at the end of fiscal year 1994, the undesignated fund balance was 6% of expenditures on a GAAP basis. Preliminary numbers for fiscal year 1995 indicate a modest budgetary deficit, smaller than planned; the GAAP results cannot be predicted yet. The fiscal year 1996 budget substantially reduces the reliance on one-shots, and assumes a slower economy than in 1995. The budget has been well received by the rating agencies.

The New Jersey Constitution provides, in part, that no money shall be drawn from the State treasury except for appropriations made by law and that no law appropriating money for any State purpose shall be enacted if the appropriations contained therein, together with all prior appropriations made for the same fiscal period, shall exceed the total amount of the revenue on hand and anticipated to be available to meet such appropriations during such fiscal period, as certified by the Governor.

The Local Government Cap Law (the "Cap Law") generally limits the year-to-year increase of the total appropriations of any municipality and the tax levy of any county to either five percent or an index rate determined annually by the Director, whichever is less. However, where the index percentage rate exceeds five percent, the Cap Law permits the governing body of any municipality or county to approve the use of a higher percentage rate up to the index rate. Further, where the index percentage rate is less than five percent, the Cap Law also permits the governing body of any municipality or county to approve the use of a higher percentage rate up to five percent. Regardless of the rate utilized, certain exceptions exist to the Cap Law's limitation on increases in appropriations. The principal exceptions to this limitation are municipal and county appropriations to pay debt service requirements; to comply with certain other State or federal mandates; amounts approved by referendum; and, in the case of municipalities only, to fund the preceding year's cash deficit or to reserve for shortfalls in tax collections.

State law also regulates the issuance of debt by local units. The Local Budget Law limits the amount of tax anticipation notes that may be issued by local units and requires the repayment of such notes within 120 days of the end of the fiscal year (six months in the case of the counties) in which issued. With certain exceptions, no local unit is permitted to issue bonds for the payment of current expenses. Local units may not issue bonds to pay outstanding bonds, except for refunding purposes and then only with the approval of the Local Finance Board. Local units may issue bond anticipation notes for temporary periods not exceeding in the aggregate approximately ten years from the date of first issue. The debt that any local unit may authorize is limited to a percentage of its equalized valuation basis, which is the average of the equalized value of all taxable real property and improvements within the geographic boundaries of the local unit, as annually determined by the Director of the Division of Taxation, for each of the three most recent years.

As of October, 1996, the State's general obligation ratings were Aa1 by Moody's, AA+ by Standard & Poor's and AA+ by Fitch.

NEW YORK FUND. With a population of 18 million, New York ranks third in population among the fifty states. According to the census, New York gained 2.5% in population between 1980 and 1990 after a loss of 3.7% in the prior decade. New York City accounts for about 40% of the State's population. New York ranks fourth in the nation in personal income; in 1990, per capita personal income was 120% of the national average. Employment peaked in 1989 at 8.2 million, and declined 425,000 between 1989 and 1992. This was the most severe job loss since recordkeeping began in 1939. Since then, the State has gained back about 200,000 private sector jobs, while government employment declined by 20,000. Employment distribution is similar to that of the nation as a whole, except for a higher concentration in Finance, Insurance and Real Estate (9.4% versus 6.0% nationally), and a lower concentration in manufacturing (12.7% versus 16.2% nationally). Unemployment is historically more cyclical than for the United States as a whole, with lower unemployment in good times and higher unemployment in bad. Since 1991, New York unemployment has exceeded the U.S. average.

The State's financial performance has weakened since fiscal year 1994. This year the legislature approved tax reductions that will make achieving a balanced budget in fiscal year 1996 more difficult. The State still has an accumulated deficit in its General Fund equal to 5% of expenditures.

Numerous bonds issued by various State agencies and authorities are either guaranteed by the State or supported by the State through lease-purchase arrangements, other contractual obligations or moral obligation provisions. As of October 6, 1995, the principal amount of New York State general obligation bonds outstanding was $5.2 billion and the principal amount of state-guaranteed, lease-purchase debt and other tax-supported bonds outstanding was $22.7 billion.

Between fiscal year 1992 and fiscal year 1994, New York materially improved its finances. At the end of fiscal year 1991, the accumulated General Fund deficit exceeded $6 billion on a GAAP basis. There followed three consecutive surpluses, which, combined with LGAC financing, reduced the deficit to $1.6 billion.

The State's fiscal year 1996 budget projects disbursements $344 million lower than disbursements in fiscal year 1995. This is the first absolute year-over-year decline in General Fund disbursements in more than fifty years. Total State spending (exclusive of federal pass-throughs) is projected to increase 2 1/2%. After deferring planned reductions for six years, the first phase of a planned three year, 20% income tax cut occurs this year.

Certain State agencies, such as the New York State Urban Development Corporation ("UDC"), the Battery Park City Authority and the Housing Finance Agency ("HFA") are dependent upon State legislative appropriations in order to meet their bond obligations. In February, 1975, UDC defaulted on $1 billion of its short-term notes and the State appropriated amounts to cure the default. HFA has a $390 million mortgage on the Co-op City Project located in New York City. Co-op City has had difficulties in meeting its mortgage payments to HFA owing to rent strikes by tenants, disputes with the City of New York and other factors. Yonkers and Buffalo have also experienced financial difficulties, which have required State appropriations to meet the financial obligations of both cities. In the case of Yonkers, a State agency that has been monitoring finances since 1984 took control of all

City spending in view of court fines and financial problems resulting from Yonkers' refusal and delay in implementing a Court ordered desegregation plan. In addition, counties and other localities on Long Island have financial problems, including those relating to the Long Island Lighting Company's construction of its Shoreham nuclear power facility, that could lead to requests for additional State assistance.

In 1975, New York City (the "City") suffered several financial crises. To help New York City out of its financial difficulties, the State legislature created the Municipal Assistance Corporation ("MAC") in 1975. MAC has the authority to issue bonds and notes and pay or lend the proceeds to the City. MAC also has the authority to exchange its obligations for City obligations. MAC bonds are payable out of certain State sales and use taxes imposed within the City, State stock transfer taxes and per capita State aid to the City. The State is not, however, obligated to continue these taxes, nor to continue appropriating revenues from these taxes, nor to continue the appropriation of per capita State aid to pay MAC obligations. MAC does not have taxing powers, and its bonds are not obligations enforceable against either the City or the State.

Since 1975, the City's financial condition has been subject to oversight and review by the New York State Financial Control Board (the "Control Board") and since 1978 its financial statements have been audited by independent accounting firms. To be eligible for guarantees and assistance, the City was required to submit annually to the Control Board a financial plan for the next four fiscal years covering the City and certain agencies showing balanced budgets determined in accordance with generally accepted accounting principles. Although the Control Board's powers of prior approval were suspended effective June 30, 1986 because the City had satisfied certain statutory conditions, the City continues to submit four year plans to the Control Board for its review. The City completed fiscal year 1995 with a balanced budget.

In March 1990, S&P lowered its rating of New York State's general obligation debt from AA- to A. In addition, S&P and Moody's lowered their ratings of New York State's short-term notes from SP-1+ to SP-1 and from MIG-1 to MIG-2, respectively. In February 1991, Moody's lowered its rating of New York City's general obligation debt from A to BAA1. In January 1992, Moody's lowered its rating of New York State legislative appropriations bonds from A to Baa1 and S&P lowered its rating of New York State legislative appropriations bonds from BBB+ to BBB and of New York State general obligation bonds from A to A-. As of December, 1996 New York City's general obligation debt are rated BBB+. As of October, 1996, general obligation bonds of the State of New York are rated A and A- by Moody's and S&P, respectively.

OHIO FUND. At one time, manufacturing dominated Ohio's economy. This concentration left the State vulnerable to cyclical economic fluctuation. Ohio's economy has been growing and diversifying as employment has shifted into services, trade, finance, insurance, and real estate. Most components of the economy have closely mirrored that of the nation. Between 1981 and 1988, Ohio lost more than 129,000 manufacturing jobs while gaining 417,000 services and trade jobs. Manufacturing, however, still accounts for a disproportionately large share of employment in the State, comprising 21% of all nonfarm jobs versus the U.S. average of 16%. Unemployment rates, down sharply from the 1982 recessionary peak of 12.5%, have gradually declined and have been in line or below the national average. Ohio is ranked 22nd among states for per capita personal income.

Pursuant to its constitution, Ohio is precluded from ending a fiscal year or biennium in a deficit position. In fact, the Governor has the power to issue orders to state agencies to reduce expenditures, if necessary, to avoid encumbering a deficit.

Assisted by its stronger economy, Ohio's financial position improved through the 1980s although the recent recession, as with the rest of the nation, had a negative effect upon revenue sources. Following a period of troublesome fiscal operations in the early 1980s, the State established and began contributing to a separate Budget Stabilization Fund. The purpose of this fund is to provide a cushion against the financial impact of an unforeseen economic event. With continued contributions, the Budget Stabilization Fund is expected to be maintained at $300 million or higher. The 1995 fiscal year-end General Revenue Fund balance was $1.7 billion, or 10% of operating revenue, up from $896 million the year before. Of this, approximately $828 million is in the Budget

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Stabilization Fund. Fiscal 1996 is expected to end with another operating surplus in the General Fund. The State balanced the 1996-97 budget without the use of reserves.

Ohio generally follows conservative debt policies. The majority of outstanding debt is appropriation-backed. Although debt has been increasing and current ratios are about average, bonds have rapid retirement schedules. The State's voters, in November 1995, approved a $1.2 billion general obligation debt for public intrastructure improvements and highway projects. The debt is expected to be issued over the next 10 to 15 years.

As of October 6, 1995, Ohio's general obligation bonds were rated Aa by Moody's and AA by S&P.

PENNSYLVANIA FUND. Pennsylvania is the fifth largest state in terms of population. Pennsylvania's resource base has remained stable during the past two decades. The Census Bureau estimates that the Commonwealth's population increased 1.6% between 1990 and 1995 to 12.1 million people. This is positive news after the Commonwealth's population increased a slight .1% during the 1980's to 11,882,000 in 1990 from 11,864,000 in 1980. Pennsylvania is a highly urbanized state with approximately 85% of its population residing in metropolitan areas. Similar to national trends, the Commonwealth's central cities have lost population to the outlying areas. Pittsburgh and Philadelphia contain approximately 50% of the Commonwealth's population. Pittsburgh and Philadelphia lost population while their metropolitan areas experienced a total gain. Philadelphia's population decreased 6% during the 1980's while Pittsburgh's declined 12.8%.

Pennsylvania's large population base provides the sixth largest workforce in the U.S. The economic activity in the Commonwealth has traditionally centered around manufacturing and mining, particularly steel and coal. The 1980's saw Pennsylvania diversify the economic base away from the traditional manufacturing and mining industries into the service industry. Manufacturing employment as a percent of total employment declined from 22% in 1986 to 19% in 1991 and has fallen slightly further to 18.4% in 1993. Manufacturing employment continues to experience some decline although the overall percentage has remained stable during 1994. Employment in the service industries continues to offset any decline in manufacturing. Service employment increased to 29.9% of total employment in 1994 compared to 25% in 1986.


The Commonwealth has been able to favorably improve its financial position since a financial crisis in 1991. The Commonwealth faced a $1.1 billion deficit in 1991 following a severe recession and a correspondent decline in revenues. Following a major budgetary revision package in 1992 and improved economic activity the Commonwealth has turned its financial position around and ended fiscal year 1994 with a General Fund unreserved balance of $329 million. The Governor has put into place several tax reductions which have caused a reduction in base revenues for the Commonwealth. The corporate income tax rate was reduced from 12.25% to 9.99% over the past three years. The Commonwealth has been able to maintain growth in expenditures to only 5% since 1993. This reduction has helped the Commonwealth maintain a satisfactory financial position despite the loss in revenues. The Commonwealth had ended fiscal year 1996 with a General Fund balance of $240 million and fiscal year 1997 with a balance of $430 million. This is reflective of the continued economic growth and budgetary constraints the Commonwealth has instituted. The Commonwealth now has a balance of $223.6 million in the Rainy Day Fund.



As of November 19, 1997, all outstanding general obligation bonds of the Commonwealth of Pennsylvania were rated AA- by S&P and Aa3 by Moody's. Local municipalities issuing Pennsylvania municipal securities, although impacted in general by the economic condition of the Commonwealth, have credit ratings that are determined with reference to the economic condition of such local municipalities. For example, as of November 19, 1997, the ratings on the long-term obligations of the City of Philadelphia (the "City") supported by payments from the City's General Fund were rated Baa by Moody's and BBB by S&P.


TEXAS FUND. On a cash basis, Texas' general revenue fund posted an operating surplus during fiscal year 1995 and the cash balance as of the end of May 1996 was in excess of $2.5 billion. Sales tax revenues continue to be the dominant revenue stream to the State's general operating fund and on a year over year basis have increased by 4.8% as of May, 1996. The growth can be attributed to a growing economy, albeit at a slower pace than in fiscal year 1995. The majority of the expenses in the State's general operating fund are health, human services and education.

The debt burden of the State is low compared to other states. The debt issued going forward will be to finance capital projects. The State's goal going forward is to finance self supporting projects, which will not affect General Fund operations. The State has utilized a number of commercial paper borrowings to smooth out cash flows during the fiscal year and will continue to do so going forward.

The State has no personal or corporate income tax currently. In November 1993 legislation was approved by the voters requiring voter approval to implement a personal income tax. Corporations pay a corporate franchise tax based on the amount of the corporation's capital and "earned surplus" which includes corporate net income and officers' and directors' compensation (3.19% fiscal year 1994 General Fund revenues). The State constitution prohibits the State from levying an ad valorem tax on property for general revenue purposes. The State constitution also limits the rate of growth of appropriations from tax revenues not dedicated by the constitution during any biennium, to the estimated rate of growth for the State's economy. The legislature may avoid the constitutional limitation if it finds, by majority vote of both houses, that an emergency exists. The State constitution authorizes the Legislature to provide by law for the implementation of this restriction; and the legislature, pursuant to such authorization, has defined the estimated rate of growth in the State's economy to mean the estimated increase in personal income for the State.

The State's economy should continue to benefit from increased employment and industry diversification, job growth, expanded trade with Mexico through NAFTA, and a modest debt burden. As of October 23, 1995, the State's general obligation debt was rated Aa by Moody's, AA by S&P and AA+ by Fitch.

INVESTMENT POLICIES AND TECHNIQUES

GENERAL. Each Fund may engage in futures, options and other derivatives transactions such as delayed delivery transactions in accordance with its investment objective and policies. Each Fund intends to engage in such transactions if it appears advantageous to the investment manager to do so, in order to pursue its investment objective and also to hedge against the effects of market risks but not for speculative purposes. The use of futures and options, and possible benefits and attendant risks, are discussed below, along with information concerning certain other investment policies and techniques.

FINANCIAL FUTURES CONTRACTS. A Fund may enter into financial futures contracts for the future delivery of a financial instrument, such as a security, or the cash value of a securities index. This investment technique is designed primarily to hedge (i.e., protect) against anticipated future changes in market conditions which otherwise might adversely affect the value of securities which a Fund holds or intends to purchase. A "sale" of a futures contract means the undertaking of a contractual obligation to deliver the securities or the cash value of an index called for by the contract at a specified price during a specified delivery period. A "purchase" of a futures contract means the undertaking of a contractual obligation to acquire the securities or cash value of an index at a specified price during a specified delivery period. At the time of delivery in the case of fixed income securities pursuant to the contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than that specified in the contract. In some cases, securities called for by a futures contract may not have been issued at the time the contract was written.

Although some financial futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases a party will close out the contractual commitment before delivery without having to make or take delivery of the security by purchasing (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying securities. All transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded. A Fund will incur brokerage fees when it purchases or sells contracts, and will be required to maintain margin deposits. At the time a Fund enters into a futures contract, it is required to deposit with its custodian, on behalf of the broker, a specified amount of cash or eligible securities, called "initial margin." The initial margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, called "variation margin", to and from the broker are made on a daily basis as the market price of the futures contract fluctuates. The costs incurred in connection with futures transactions could reduce a Fund's yield. Futures contracts entail risks. If the investment manager's judgment about the general direction of markets is wrong, the overall performance may be poorer than if no such contracts had been entered into.

There may be an imperfect correlation between movements in prices of futures contracts and portfolio securities being hedged. The degree of difference in price movements between futures contracts and the securities being hedged depends upon such things as variations in speculative market demand for futures contracts and debt securities and differences between the securities being hedged and the securities underlying the futures contracts, e.g., interest rates, tax status, maturities and credit-worthiness of issuers. While interest rates on taxable securities generally move in the same direction as interest rates on Municipal Securities, there are frequently differences in the rate of such movements and temporary dislocations. Accordingly, the use of a financial futures contract on a taxable security or a taxable securities index may involve a greater risk of an imperfect correlation between the price movements of the futures contract and of the Municipal Security being hedged than when using a financial futures contract on a Municipal Security or a Municipal Securities index. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin requirements, distortions in the normal relationship between the debt securities and futures markets could result. Price distortions could also result if investors in futures contracts decide to make or take delivery of underlying securities rather than engage in closing transactions because of the resultant reduction in the liquidity of the futures market. In addition, because, from the point of view of speculators, margin requirements in the futures market are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends by the investment adviser may still not result in a successful hedging transaction. If any of these events should occur, a Fund could lose money on the financial futures contracts and also on the value of its portfolio securities.

OPTIONS ON FINANCIAL FUTURES CONTRACTS. A Fund may purchase and write call and put options on financial futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise, the writer of the option delivers the futures contract to the holder at the exercise price. A Fund would be required to deposit with its custodian initial margin and maintenance margin with respect to put and call options on futures contracts written by it. A Fund will establish segregated accounts or will provide cover with respect to written options on financial futures contracts in a manner similar to that described under "Options on Securities." Options on futures contracts involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by a Fund may expire worthless, in which case such Fund would lose the premium paid therefor.

OPTIONS ON SECURITIES. A Fund may write (sell) "covered" call options on securities as long as it owns the underlying securities subject to the option or an option to purchase the same underlying securities, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain for the term of the option a segregated account consisting of cash or liquid securities ("eligible securities") to the extent required by applicable regulation. A Fund may write "covered" put options provided that as long as the Fund is obligated as a writer of a put option, the Fund will own an option to sell the underlying securities subject to the option, having an exercise price equal to or greater than the exercise price of the "covered" option, or it will deposit and maintain in a segregated account eligible securities having a value equal to or greater than the exercise price of the option. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price during the option period. The premium received for writing an option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the price volatility of the underlying security, the option period, supply and demand and interest rates. A Fund may write or purchase spread options, which are options for which the exercise price may be a fixed dollar spread or yield spread between the security underlying the option and another security it does not own, but that is used as a bench mark. The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. The buyer of a put who also owns the related securities is protected by ownership of a put option against any decline in that security's price below the exercise price less the amount paid for the option. The ability to purchase put options allows the Fund to protect capital gains in an appreciated security it owns, without being required to actually sell that security. At times the Fund would like to establish a position in a security upon which call options are available. By purchasing a call option the Fund is able to fix the cost of acquiring the securities, this being the cost of the call plus the exercise price of the option. This procedure also provides some protection from an unexpected downturn in the market because the Fund is only at risk for the amount of the premium paid for the call option which it can, if it chooses, permit to expire.

During the option period, the covered call writer gives up the potential for capital appreciation above the exercise price should the underlying security rise in value, and the secured put writer retains the risk of loss should the underlying security decline in value. For the covered call writer, substantial appreciation in the value of the underlying security would result in the security being "called away." For the secured put writer, substantial depreciation in the value of the underlying security would result in the security being "put to" the writer. If a covered call option expires unexercised, the writer realizes a gain and the buyer a loss in the amount of the premium. If the covered call option writer has to sell the underlying security because of the exercise of the call option, it realizes a gain or loss from the sale of the underlying security, with the proceeds being increased by the amount of the premium.

If a secured put option expires unexercised, the writer realizes a gain and the buyer a loss in the amount of the premium. If the secured put writer has to buy the underlying security because of the exercise of the put option, the secured put writer incurs an unrealized loss to the extent that the current market value of the underlying security is less than the exercise price of the put option, minus the premium received.

OVER-THE-COUNTER OPTIONS. As indicated in the prospectus (see "Investment Objectives, Policies and Risk Factors"), each Fund may deal in over-the-counter traded options ("OTC options"). OTC options differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience material losses. However, in writing options the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange traded options. Since there is no exchange, pricing is normally done by reference to information from market makers, which information is carefully monitored by the Trust's investment manager and verified in appropriate cases.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, a Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote it. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security until the option expires or the option is exercised. Therefore, a covered call option writer of an OTC option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, a secured put writer of an OTC option may be unable to sell the securities pledged to secure the put for other investment purposes, while it is obligated as a put writer. Similarly, a purchaser of such put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The Trusts understand the position of the staff of the Securities and Exchange Commission ("SEC") to be that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. Each Trust's investment manager disagrees with this position and has found the dealers with which it engages in OTC options transactions generally agreeable to and capable of entering into closing transactions. The Trusts have adopted procedures for engaging in OTC options for the purpose of reducing any potential adverse effect of such transactions upon the liquidity of a Fund's portfolio. A brief description of such procedures is set forth below.

A Fund will only engage in OTC options transactions with dealers that have been specifically approved by the investment manager pursuant to procedures adopted by the Board of Trustees of each Trust. The investment manager believes that such dealers should be able to enter into closing transactions if necessary and, therefore, present minimal credit risks to a Fund. The investment manager will monitor the creditworthiness of the approved dealers on an on-going basis. A Fund currently will not engage in OTC options transactions if the amount invested by the Fund in OTC options, plus a "liquidity charge" related to OTC options written by the Fund, plus the amount invested by the Fund in illiquid securities, would exceed 15% of the Fund's net assets. The "liquidity charge" referred to above is computed as described below.

The Trusts anticipate entering into agreements with dealers to which a Fund sells OTC options. Under these agreements the Fund would have the absolute right to repurchase the OTC options from the dealer at any time at a price no greater than a price established under the agreements (the "Repurchase Price"). The "liquidity charge" referred to above for a specific OTC option transaction will be the Repurchase Price related to the OTC option less the intrinsic value of the OTC option. The intrinsic value of an OTC call option for such purposes will be the amount by which the current market value of the underlying security exceeds the exercise price. In the case of an OTC put option, intrinsic value will be the amount by which the exercise price exceeds the current market value of the underlying security. If there is no such agreement requiring a dealer to allow the Fund to repurchase a specific OTC option written by the Fund, the "liquidity charge" will be the current market value of the assets serving as "cover" for such OTC option.

OPTIONS ON SECURITIES INDICES. A Fund also may purchase and write call and put options on securities indices in an attempt to hedge against market conditions affecting the value of securities that the Fund owns or intends to purchase, and not for speculation. Through the writing or purchase of index options, a Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike security options, all settlements are in cash and gain or loss depends upon price movements in the market generally (or in a particular industry or segment of the market), rather than upon price movements in individual securities. Price movements in securities that the Fund owns or intends to purchase will probably not correlate perfectly with movements in the level of an index since the prices of such securities may be affected by somewhat different factors and, therefore, the Fund bears the risk that a loss on an index option would not be completely offset by movements in the price of such securities.

When a Fund writes an option on a securities index, it will segregate and mark-to-market eligible securities to the extent required by applicable regulation. In addition, where the Fund writes a call option on a securities index at a time when the contract value exceeds the exercise price, the Fund will segregate and mark-to-market, until the option expires or is closed out, cash or cash equivalents equal in value to such excess.

Options on futures contracts and index options involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by a Fund may expire worthless, in which case such Fund would lose the premium paid therefor.

DELAYED DELIVERY TRANSACTIONS. A Fund may purchase or sell portfolio securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions involve a commitment by a Fund to purchase or sell securities with payment and delivery to take place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. When a Fund enters into a delayed delivery purchase, it becomes obligated to purchase securities and it has all the rights and risks attendant to ownership of a security, although delivery and payment occur at a later date. The value of fixed income securities to be delivered in the future will fluctuate as interest rates vary. At the time a Fund makes the commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. Likewise, at the time a Fund makes the commitment to sell a security on a delayed delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the security sold pursuant to a delayed delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. A Fund generally has the ability to close out a purchase obligation on or before the settlement date, rather than take delivery of the security.

To the extent a Fund engages in when-issued or delayed delivery purchases, it will do so for the purpose of acquiring portfolio securities consistent with the Fund's investment objective and policies. The Fund reserves the right to sell these securities before the settlement date if deemed advisable.

REGULATORY RESTRICTIONS. To the extent required to comply with applicable regulation, when purchasing a futures contract, writing a put option or entering into a delayed delivery purchase, a Fund will maintain eligible securities in a segregated account. A Fund will use cover in connection with selling a futures contract.

A Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities that the Fund holds or intends to purchase.

INVESTMENT RESTRICTIONS

Certain fundamental investment restrictions have been adopted for each Fund which, together with the investment objective and policies of each Fund, cannot be changed for a Fund without approval of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund.

THE MUNICIPAL FUND AND THE INTERMEDIATE MUNICIPAL FUND EACH MAY NOT, AS A FUNDAMENTAL POLICY:

(1) Make investments other than in accordance with its investment objective and policies.

(2) With respect to temporary investments, purchase securities (other than securities of the United States Government, its agencies or instrumentalities) if as a result of such purchase more than 25% of the Fund's total assets would be invested in any industry.

(3) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer.

(4) Lend money or securities, provided that the making of time or demand deposits with banks and the purchase of debt securities such as bonds, debentures, commercial paper, repurchase agreements and short-term obligations in accordance with its objective and policies are not prohibited.

(5) Borrow money except for temporary or emergency purposes (but not for the purpose of purchase of investments) and then only in an amount not to exceed 5% of the Fund's net assets; or pledge the Fund's securities or receivables or transfer or assign or otherwise encumber them in an amount exceeding the amount of the borrowing secured thereby.

(6) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credit as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with financial futures and options transactions.

(7) Write, purchase or sell puts, calls or combinations thereof, except in accordance with its investment objective and policies.

(8) Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options on such contracts.

(9) Invest in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(10) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(11) Issue senior securities except as permitted under the Investment Company Act of 1940.

THE CALIFORNIA FUND MAY NOT, AS A FUNDAMENTAL POLICY:

(1) Purchase securities or make investments other than in accordance with its investment objective and policies.

(2) Purchase securities (other than securities of the United States Government, its agencies or instrumentalities, or the State of California or its political subdivisions) if as a result of such purchase more than 25% of the Fund's total assets would be invested in any industry.

(3) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the total value of the Fund's assets would be invested in securities of that issuer, except that, with respect to 50% of the Fund's total assets, the Fund may invest up to 25% of its total assets in securities of any one issuer.

(4) Make loans, except in accordance with its investment objective and policies.

(5) Borrow money except for temporary or emergency purposes (but not for the purpose of purchase of investments) and then only in an amount not to exceed 10% of the Fund's net assets; or pledge its securities or receivables or transfer or assign or otherwise encumber them in an amount exceeding the amount of the borrowing secured thereby.

(6) Make short sales of securities or purchase any securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with financial futures and options transactions.

(7) Write, purchase or sell puts, calls or combinations thereof, except in accordance with its investment objective and policies.

(8) Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options on such contracts.

(9) Invest in real estate, although it may invest in Municipal Securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(10) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(11) Issue senior securities except as permitted under the Investment Company Act of 1940.

THE FLORIDA FUND, THE MICHIGAN FUND, THE NEW JERSEY FUND, THE NEW YORK FUND, THE OHIO FUND, THE PENNSYLVANIA FUND AND THE TEXAS FUND EACH MAY NOT, AS A FUNDAMENTAL POLICY:

(1) Make investments other than in accordance with its investment objective and policies.

(2) Purchase securities (other than securities of the United States Government, its agencies or instrumentalities, or of a state or its political subdivisions) if as a result of such purchase 25% or more of its total assets would be invested in any industry.

(3) Lend money or securities, provided that the making of time or demand deposits with banks and the purchase of debt securities such as bonds, debentures, commercial paper, repurchase agreements and short-term obligations in accordance with its objective and policies are not prohibited.

(4) Borrow money except for temporary purposes (but not for the purpose of purchase of investments) and then only in an amount not to exceed one-third of the value of its total assets (including the amount borrowed) in order to meet redemption requests which otherwise might result in the untimely disposition of securities; or pledge its securities or receivables or transfer or assign or otherwise encumber them in an amount to exceed 10% of its net assets to secure borrowings. Reverse repurchase agreements are permitted within the limitations of this paragraph. The Fund will not purchase securities or make investments while reverse repurchase agreements or borrowings are outstanding.

(5) Make short sales of securities, or purchase any securities on margin, except to obtain such short-term credit as may be necessary for the clearance of transactions; however, it may make margin deposits in connection with financial futures and options transactions.

(6) Write or sell put or call options, combinations thereof or similar options on more than 25% of the Fund's net assets; nor may it purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Fund may buy or sell options on financial futures contracts.

(7) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(8) Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options on such contracts.

(9) Invest in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(10) Issue senior securities except as permitted under the Investment Company Act of 1940.

(11) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the total value of the Fund's assets would be invested in securities of that issuer except that, with respect to 50% of the Fund's total assets, the Fund may invest up to 25% of its total assets in securities of any one issuer.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. In the event a Fund acquires illiquid assets as a result of the exercise of a security interest relating to Municipal Securities, the Fund will dispose of such assets as promptly as possible. A Fund may invest more than 25% of its net assets in industrial development bonds. For purposes of diversification, identification of the issuer of a Municipal Security depends on the terms and conditions of the obligation. Each Fund considers the issuer to be the party with the primary financial obligation for the issue. The Funds did not borrow money as permitted by investment restriction number 5 for the Municipal, Intermediate Municipal and California Funds and number 4 for the Florida, Michigan, New Jersey, New York, Ohio, Pennsylvania and Texas Funds in the latest fiscal year. None of the Funds has any present intention of borrowing during the current year. Each Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. Each Fund may not:


(1) Invest for the purpose of exercising control or management of another issuer.



(2) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.



(3) Invest more than 15% of its net assets in illiquid securities.



DIVIDENDS AND TAXES


DIVIDENDS. All the net investment income of a Fund is declared daily as a dividend on shares for which the Fund has received payment. Net investment income of a Fund consists of all interest income earned on portfolio assets less all expenses of the Fund. Income dividends will be distributed monthly and dividends of net realized capital gains will be distributed annually.

The level of income dividends per share (as a percentage of net asset value) will be lower for Class B and Class C shares than for Class A shares primarily as a result of the distribution services fee applicable to Class B and Class C shares. Distributions of capital gains, if any, will be paid in the same amount for each class.

A Fund may at any time vary the foregoing dividend practices and, therefore, reserves the right from time to time to either distribute or retain for reinvestment such of its net investment income and its net short-term and long-term capital gains as the Board of Trustees of the Trust determines appropriate under the then current circumstances. In particular, and without limiting the foregoing, a Fund may make additional distributions of net investment income or capital gain net income in order to satisfy the minimum distribution requirements contained in the Internal Revenue Code (the "Code"). Dividends will be reinvested in shares of the Fund paying such dividends unless shareholders indicate in writing that they wish to receive them in cash or in shares of other Kemper Funds as provided in the prospectus.


TAXES. Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Code and, if so qualified, will not be liable for federal income taxes to the extent its earnings are distributed. Dividends from a Fund will not be eligible for the dividends received deduction available to corporate shareholders.


A Fund's options and futures transactions are subject to special tax provisions that may accelerate or defer recognition of certain gains or losses, change the character of certain gains or losses, or alter the holding periods of certain of a Fund's securities. For federal income tax purposes, a Fund is generally required to recognize its unrealized gains and losses at year end on financial futures contracts, options thereon, index options and listed options on debt securities. Any gain or loss recognized on such financial instruments is generally considered to be 60% long-term and 40% short-term without regard to the holding period of the contract or option.

A shareholder who redeems shares of a Fund will recognize capital gain or loss for federal income tax purposes measured by the difference between the value of the shares redeemed and the adjusted cost basis of the shares. The gain or loss will be a capital gain or loss and will be long-term if the shares are held for a period of more than one year. Any loss on shares held six months or less will be a long-term capital loss to the extent any long-term capital gain distribution is made with respect to such shares during the period the investor owns the shares. In the case of shareholders holding shares of a Fund for six months or less and subsequently selling those shares at a loss after receiving an exempt-interest dividend, the loss will be disallowed to the extent of the exempt-interest dividends received. However, the Secretary of the Treasury may issue regulations to shorten the required holding period from six months to 31 days.

A shareholder who has redeemed shares of a Fund or any Kemper Mutual Fund listed in the prospectus under "Special Features--Class A Shares--Combined Purchases" may reinvest the amount redeemed at net asset value at the time of the reinvestment in shares of any Fund or in shares of the other Kemper Mutual Funds within six months of the redemption as described in the prospectus under "Redemption or Repurchase of

Shares--Reinvestment Privilege." If the redeemed shares were purchased after October 3, 1989 and were held less than 91 days, then the lesser of (a) the sales charge waived on the reinvestment shares, or (b) the sales charge incurred on the redeemed shares, is included in the basis of the reinvestment shares and is not included in the basis of the redeemed shares. If a shareholder realizes a loss on the redemption or exchange of a Fund's shares and reinvests in that same Fund's shares within 30 days before or after the redemption or exchange, the transactions may be subject to the wash sale rules resulting in a postponement of the recognition of such loss for federal income tax purposes. An exchange of a Fund's shares for shares of another fund is treated as a redemption and reinvestment for federal income tax purposes upon which gain or loss may be recognized.

Interest on indebtedness which is incurred to purchase or carry shares of a mutual fund which distributes exempt-interest dividends during the year is not deductible for federal income tax purposes. Further, the Funds may not be appropriate investments for persons who are "substantial users" of facilities financed by industrial development bonds held by the Funds or are "related persons" to such users; such persons should consult their tax advisers before investing in the Funds.

The "Superfund Act of 1986" (the "Superfund Act") imposes a separate tax on corporations at a rate of 0.12 percent of the excess of such corporation's "modified alternative minimum taxable income" over $2 million. A portion of tax-exempt interest, including exempt-interest dividends from a Fund, may be includible in modified alternative minimum taxable income. Corporate shareholders are advised to consult their tax advisers with respect to the consequences of the Superfund Act.

PERFORMANCE

As described in the prospectus, a Fund's historical performance or return for a class of shares may be shown in the form of "yield," "tax equivalent yield," "average annual total return" and "total return" figures. These various measures of performance are described below. Performance information will be computed separately for each class. ZKI has waived or reduced its management fee and, in certain cases, absorbed certain operating expenses for some of the Funds for the periods and to the extent specified in the prospectus and this Statement of Additional Information. See "Investment Manager and Underwriter." Because of these waivers and expense absorptions, the performance results for such Funds may be shown with and without the effect of these waivers and expense absorptions. Performance results not giving effect to waivers and expense absorptions will be lower. Certain performance information set forth in this section for the New York Fund are for the predecessor of the New York Fund, also named "Kemper New York Tax-Free Income Fund." Additional information appears under "Capital Structure" in the prospectus.

Yield is a measure of the net investment income per share earned by a Fund over a specific one month or 30-day period expressed as a percentage of the maximum offering price of the Fund's shares (which is net asset value for Class B and Class C shares) at the end of the period. Tax equivalent yield is the yield that a taxable investment must generate in order to equal a Fund's yield for an investor in a stated federal income tax bracket for the Municipal Fund, the Intermediate Municipal Fund, the Florida Fund or the Texas Fund, in a stated combined federal and state income tax bracket for the California Fund, the Ohio Fund, the Michigan Fund, the New Jersey Fund and the Pennsylvania Fund, and in a stated combined federal, New York State and New York City income tax bracket for the New York Fund. The tax equivalent yield for the Florida Fund does not include the potential effect of an exemption from the Florida intangibles tax. Average annual total return and total return measure both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of, the underlying investments in a Fund.

A Fund's yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. The yields are shown below based upon the one month period ended September 30, 1997 for the Municipal and Intermediate Municipal Funds and August 31, 1997 for the State Funds.



                                                              CLASS A       CLASS B       CLASS C
                                                              SHARES        SHARES        SHARES
                                                              -------       -------       -------
Municipal Fund..............................................   4.29%         3.62%         3.63%
Intermediate Municipal Fund.................................   3.84%         3.14%         3.17%
California Fund.............................................   4.04%         3.38%         3.42%
Florida Fund................................................   4.07%         3.44%         3.45%
Michigan Fund...............................................   3.82%         3.19%         3.22%
New Jersey Fund.............................................   3.82%         3.18%         3.21%
New York Fund...............................................   4.03%         3.37%         3.39%
Ohio Fund...................................................   3.98%         3.35%         3.37%
Pennsylvania Fund...........................................   3.79%         3.20%         3.22%
Texas Fund..................................................   4.10%         3.47%         3.49%


A Fund's yield is computed by dividing the net investment income per share earned during the specified one month or 30-day period by the maximum offering price per share (which is net asset value for Class B and Class C shares) on the last day of the period, according to the following formula:

                 a - b
  YIELD = 2[(   -------   +1)(6) - 1]
                  cd

Where:  a = dividends and interest earned during the period.

        b = expenses accrued for the period (net of reimbursements).

        c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

        d = the maximum offering price per share on the last day of the period
            (which is net asset value for Class B and Class C shares).

In computing the foregoing yield, each Trust follows certain standardized accounting practices specified by Securities and Exchange Commission rules. These practices are not necessarily consistent with those that each Trust uses to prepare its annual and interim financial statements in conformity with generally accepted accounting principles.

Each Fund's tax equivalent yield is computed by dividing that portion of the Fund's yield (computed as described above) that is tax-exempt by (one minus the stated federal income tax rate) and adding the result to that portion, if any, of the yield of the Fund that is not tax-exempt. The California Fund's, Michigan Fund's, New Jersey Fund's, New York Fund's, Ohio Fund's and Pennsylvania Fund's Class A shares' tax equivalent yield is computed by dividing that portion of the Fund's Class A shares' yield (computed as described above) that is tax-exempt by (one minus the stated combined federal, state and, if applicable, city income tax rate) and adding the result to that portion, if any, of the yield of the Class A shares of the Fund that is not tax-exempt. For additional information concerning tax-exempt yields, see "Tax-Exempt versus Taxable Yield" below. The tax equivalent yields for the Municipal and Intermediate Municipal Funds for the one month period ended September 30, 1997 and for the State Funds for the one month period ended August 31, 1997 are set forth below.



                                                                CLASS A    CLASS B    CLASS C
FUND--TAX TYPE (MARGINAL RATE)                                  SHARES     SHARES     SHARES
------------------------------                                  -------    -------    -------
Municipal--Federal (37.1%)..................................     6.82       5.76       5.77
Intermediate Municipal Fund--Federal (37.1%)................     6.10       4.99       5.04
California--Combined (42.9%)................................     7.08       5.92       5.99
California--Federal only (37.1%)............................     6.42       5.37       5.44
Florida--Federal only (37.1%)...............................     6.47       5.47       5.48
Michigan--Combined (39.9%)..................................     6.36       5.31       5.36
Michigan--Federal only (37.1%)..............................     6.07       5.07       5.12
New Jersey--Combined (41.1%)................................     6.49       5.40       5.45
New Jersey--Federal only (37.1%)............................     6.07       5.06       5.10
New York--Combined (43.5%)..................................     7.13       5.96       6.00
New York--Federal only (37.1%)..............................     6.41       5.36       5.39
Ohio--Combined (41.2%)......................................     6.77       5.70       5.73
Ohio--Federal only (37.1%)..................................     6.33       5.33       5.36
Pennsylvania--Combined (38.9%)..............................     6.20       5.24       5.27
Pennsylvania--Federal only (37.1%)..........................     6.03       5.09       5.12
Texas--Federal only (37.1%).................................     6.52       5.52       5.55


A Fund's average annual total return quotation is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. The average annual total return for a Fund for a specific period is found by first taking a hypothetical $1,000 investment ("initial investment") in the Fund's shares on the first day of the period, adjusting to deduct the maximum sales charge (in the case of Class A shares), and computing the "redeemable value" of that investment at the end of the period. The redeemable value in the case of Class B shares includes the effect of the applicable contingent deferred sales charge that may be imposed at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Average annual total return figures for various periods are set forth in the table below.

Calculation of a Fund's total return is not subject to a standardized formula, except when calculated for purposes of the Fund's "Financial Highlights" table in the Fund's financial statements and prospectus. Total return performance for a specific period is calculated by first taking a hypothetical investment ("initial investment") in the Fund's shares on the first day of the period, either adjusting or not adjusting to deduct the maximum sales charge (in the case of Class A shares), and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The ending value in the case of Class B shares may or may not include the effect of the applicable contingent deferred sales charge that may be imposed at the end of the period. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period. Total return calculations that do not include the effect of the sales charge for Class A shares or the contingent deferred sales charge for Class B shares would be reduced if such charge were included. Total return figures for various periods are set forth in the table below.

A Fund's performance figures are based upon historical results and are not necessarily representative of future performance. A Fund's Class A shares are sold at net asset value plus a maximum sales charge of 4.5% (2.75% for the Intermediate Municipal Fund) of the offering price. Class B shares and Class C shares are sold at net asset value. Redemptions of Class B shares may be subject to a contingent deferred sales charge that is 4% in the first year following the purchase, declines by a specified percentage each year thereafter and becomes zero after six years. Redemption of Class C shares may be subject to a 1% contingent deferred sales charge in the first year following purchase. Returns and net asset value will fluctuate. Factors affecting a Fund's performance include general market conditions, operating expenses and investment management. Any additional fees charged by a dealer or other financial services firm would reduce the returns described in this section. Shares of a Fund are redeemable at the then current net asset value of the Fund, which may be more or less than original cost.

The figures below show performance information for various periods. Comparative information with respect to certain indices is also included. There are differences and similarities between the investments which a Fund may purchase and the investments measured by the indexes which are described herein. The Consumer Price Index is generally considered to be a measure of inflation. The Salomon Brothers High Grade Corporate Bond Index is an unmanaged index that generally represents the performance of high grade long-term taxable bonds during various market conditions. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally represents the performance of high grade intermediate and long-term municipal bonds during various market conditions. IBC's All Tax-Free Money Fund Averages(R) is currently based upon the total return, assuming reinvestment of dividends, of 382 tax-free money market funds. The Towers Data Systems U.S. Treasury Bill Index is an unmanaged index based on the average monthly yield of U.S. Treasury Bills maturing in six months. The market prices and yields of taxable and tax-exempt bonds will fluctuate. There are important differences among the various investments included in the indexes that should be considered in reviewing this information. For more information, see the disclosure after the charts below. The net asset value and returns of each class of shares of a Fund will fluctuate. No adjustment has been made for taxes, if any, payable on dividends. Each period indicated was one of fluctuating securities prices and interest rates.

                       MUNICIPAL FUND--SEPTEMBER 30, 1997



                          ----------------------------------------------------------------------------------------------
                           Initial       Capital        Income       Ending     Percentage      Ending       Percentage
        TOTAL              $10,000         Gain       Dividends      Value       Increase       Value         Increase
        RETURN            Investment    Dividends     Reinvested   (adjusted)   (adjusted)   (unadjusted)   (unadjusted)
        TABLE                (1)        Reinvested       (2)          (1)          (1)           (1)            (1)
        ------            ----------    ----------    ----------   ----------   ----------   ------------   ------------
                                                     CLASS A SHARES
Life of Fund(+)            $ 9,990        $2,253       $37,369      $49,612        396.1%      $51,944          419.4%
Ten Years                   10,999           963        10,130       22,092        120.9        23,138          131.4
Five Years                   9,712           491         3,352       13,555         35.6        14,187           41.9
One Year                     9,813            77           536       10,426          4.3        10,917            9.2
Year to Date                 9,757             0           394       10,151          1.5        10,627            6.3
                                                     CLASS B SHARES
Life of Fund(++)            10,492           144         1,737       12,173         21.7        12,373           23.7
One Year                    10,286            81           466       10,533          5.3        10,833            8.3
Year to Date                10,255             0           344       10,169          1.7        10,569            5.7
                                                     CLASS C SHARES
Life of Fund(++)            10,523           144         1,755            *            *        12,422           24.2
One Year                    10,285            81           469            *            *        10,835            8.4
Year to Date                10,215             0           346       10,461          4.6        10,561            5.6



                                                   COMPARED TO
                          -------------------------------------------------------------
                                      Salomon                               Towers Data
        TOTAL             Consumer     Bros.         Lehman        U.S.       Systems
        RETURN             Price     High Grade      Bros.        T-Bill        CD
        TABLE             Index(3)    Corp.(4)      Muni(5)      Index(6)    Index(7)
        ------            --------   ----------     -------      --------   -----------
Life of Fund(+)            186.6%      685.7%            *%       351.3%       401.6%
Ten Years                   39.8       190.9         131.8         72.6         74.4
Five Years                  13.8        50.6          41.4         25.8         25.3
One Year                     1.9        12.7           9.0          5.2          5.5
Year to Date                 1.4         8.0           6.3          2.6          2.8
LOF (5/31/94)                9.0        39.9          28.6         19.9         20.0



    AVERAGE ANNUAL       Fund      Fund       Fund    Consumer  Salomon Bros.  Lehman     U.S.    Towers Data
     TOTAL RETURN       Class A   Class B   Class C    Price     High Grade     Bros.    T-Bill     Systems
        TABLE           Shares    Shares     Shares   Index(3)    Corp.(4)     Muni(5)  Index(6)  CD Index(7)
    --------------      -------   -------   -------   --------  -------------  -------  --------  -----------
Life of Fund Class
  A(+)(++)                 7.8%        *%        *%       5.0%          10.1%       *%      7.3%         7.8%
Class B & C (5-31-94)        *       6.1       6.7        2.6           10.6      7.8       5.6          5.6
Ten Years                  8.3         *         *        3.4           11.3      8.8       5.6          5.7
Five Years                 6.3         *         *        2.6            8.5      7.2       4.7          4.6
One Year                   4.3       5.3       8.4        1.9           12.7      9.0       5.2          5.5


---------------
 + Since April 20, 1976 for Class A shares.

++ Since May 31, 1994 for Class B & C shares.

 * Not applicable.

See footnotes following tables.

                INTERMEDIATE MUNICIPAL FUND--SEPTEMBER 30, 1997



                     ----------------------------------------------------------------------------------------------
                      Initial                      Income       Ending     Percentage      Ending       Percentage
       TOTAL          $10,000     Capital Gain   Dividends      Value       Increase       Value         Increase
      RETURN         Investment    Dividends     Reinvested   (adjusted)   (adjusted)   (unadjusted)   (unadjusted)
       TABLE            (1)        Reinvested       (2)          (1)          (1)           (1)            (1)
      ------         ----------   ------------   ----------   ----------   ----------   ------------   ------------
                                                  CLASS A SHARES
Life of Fund(+)       $10,553         $40          $1,623      $12,216        22.2%       $12,563          25.6%
One Year                9,970          35             466       10,471         4.7         10,763           7.6
Year to Date            9,876           0             342       10,218         2.2         10,510           5.1

                                                  CLASS B SHARES
Life of Fund(+)        10,853          41           1,371       11,965        19.7         12,265          22.7
One Year               10,249          36             395       10,380         3.8         10,680           6.8
Year to Date           10,158           0             291       10,049         0.5         10,449           4.5

                                                  CLASS C SHARES
Life of Fund(+)        10,852          41           1,394            *           *         12,287          22.9
One Year               10,249          36             394            *           *         10,679           6.8
Year to Date           10,157           0             292       10,349         3.5         10,449           4.5



                                               COMPARED TO
                     ----------------------------------------------------------------
                                   Salomon
       TOTAL         Consumer       Bros.                        U.S.     Towers Data
      RETURN          Price      High Grade     Lehman Bros.    T-Bill      Systems
       TABLE         Index(3)     Corp.(4)        Muni(5)      Index(6)   CD Index(7)
      ------         --------    ----------     ------------   --------   -----------
Life of Fund(+)        7.6%         41.7%           30.9%        17.2%       17.3%
One Year               1.9          12.7             9.0          5.2         5.5
Year to Date           1.4           8.0             6.3          2.6         2.8



      AVERAGE
      ANNUAL          Fund      Fund      Fund     Consumer   Salomon Bros.                    U.S.     Towers Data
   TOTAL RETURN      Class A   Class B   Class C    Price      High Grade     Lehman Bros.    T-Bill      Systems
       TABLE         Shares    Shares    Shares    Index(3)     Corp.(4)        Muni(5)      Index(6)   CD Index(7)
   ------------      -------   -------   -------   --------   -------------   ------------   --------   -----------
Life of Fund(+)        7.1%      6.3%(9)   7.3%      2.5%         12.7%           9.7%         5.6%         5.6%
One Year               4.7       3.8       6.8       1.9          12.7            9.0          5.2          5.5


---------------
+ Since November 1, 1994 for all classes.

* Not applicable.

See footnotes following tables.

                        CALIFORNIA FUND--AUGUST 31, 1997


                     ----------------------------------------------------------------------------------------------
       TOTAL            Initial      Capital Gain      Income          Ending        Percentage         Ending
      RETURN            $10,000       Dividends       Dividends         Value         Increase           Value
       TABLE         Investment(1)    Reinvested    Reinvested(2)   (adjusted)(1)   (adjusted)(1)   (unadjusted)(1)
      ------         -------------   ------------   -------------   -------------   -------------   ---------------
                                                  CLASS A SHARES
Life of Fund(+)         $11,507         $2,210         $20,157         $33,874          238.7%          $35,476
Ten Years                10,122          1,337           9,041          20,500          105.0            21,452
Five Years                9,483            656           3,225          13,364           33.6            14,000
One Year                  9,830             54             511          10,395            4.0            10,878
Year to Date              9,654              0             329           9,983           (0.2)           10,452

                                                  CLASS B SHARES
Life of Fund(++)         10,402            155           1,712          12,069           20.7            12,269
One Year                 10,273             56             444          10,473            4.7            10,773
Year to Date             10,094              0             288           9,982           (0.2)           10,382

                                                  CLASS C SHARES
Life of Fund(++)         10,373            155           1,702               *              *            12,230
One Year                 10,260             56             443               *              *            10,759
Year to Date             10,094              0             286          10,280            2.8            10,380

                     ---------------
       TOTAL           Percentage
      RETURN            Increase
       TABLE         (unadjusted)(1)
      ------         ---------------

Life of Fund(+)           254.8%
Ten Years                 114.5
Five Years                 40.0
One Year                    8.8
Year to Date                4.5

Life of Fund(++)           22.7
One Year                    7.7
Year to Date                3.8

Life of Fund(++)           22.3
One Year                    7.6
Year to Date                3.8



                                       COMPARED TO
                     ------------------------------------------------
       TOTAL         Consumer                    U.S.     Towers Data
      RETURN          Price     Lehman Bros.    T-Bill      Systems
       TABLE         Index(3)     Muni(5)      Index(6)   CD Index(7)
      ------         --------   ------------   --------   -----------

Life of Fund(+)        64.3%       260.9%       142.0%       150.3%
Ten Years              40.6        120.6         72.6         74.4
Five Years             14.1         40.6         25.8         25.3
One Year                2.2          9.2          5.2          5.5
Year to Date            1.4          5.1          2.6          2.8
Life of Fund
  (5/31/94)             9.0         27.1         19.9         20.0



      AVERAGE
      ANNUAL          Fund      Fund      Fund     Consumer    Lehman      U.S.     Towers Data
   TOTAL RETURN      Class A   Class B   Class C    Price     Brothers    T-Bill      Systems
       TABLE         Shares    Shares    Shares    Index(3)   Muni(5)    Index(6)   CD Index(7)
   ------------      -------   -------   -------   --------   --------   --------   -----------
Life of Fund Class
  A(+)(++)             8.8%        *%        *%      3.5%        9.2%      6.3%         6.5%
Class B & C
  (5-31-94)              *       5.9       6.4       2.7         7.6       5.7          5.7
Ten Years              7.4         *         *       3.5         8.2       5.6          5.7
Five Years             6.0         *         *       2.7         7.1       4.7          4.6
One Year               3.9       4.7       7.6       2.2         9.2       5.2          5.5


---------------
 + Since February 17, 1983 for Class A shares.

++ Since May 31, 1994 for Class B & C shares.

 * Not applicable.

See footnotes following tables.

                         FLORIDA FUND--AUGUST 31, 1997


                     ----------------------------------------------------------------------------------------------
       TOTAL            Initial      Capital Gain      Income          Ending        Percentage         Ending
      RETURN            $10,000       Dividends       Dividends         Value         Increase           Value
       TABLE         Investment(1)    Reinvested    Reinvested(2)   (adjusted)(1)   (adjusted)(1)   (unadjusted)(1)
      ------         -------------   ------------   -------------   -------------   -------------   ---------------
                                                  CLASS A SHARES
Life of Fund(+)         $10,472          $735          $4,677          $15,884          58.8%           $16,637
Five Years                9,739           626           3,180           13,545          35.5             14,181
One Year                  9,747           110             493           10,350           3.5             10,837
Year to Date              9,657             0             318            9,975          (0.3)            10,449

                                                  CLASS B SHARES
Life of Fund(++)         10,267           380           1,577           12,024          20.2             12,224
One Year                 10,206           115             427           10,448           4.5             10,748
Year to Date             10,107             0             276            9,983          (0.2)            10,383

                                                  CLASS C SHARES
Life of Fund(++)         10,276           381           1,601                *             *             12,258
One Year                 10,206           115             428                *             *             10,749
Year to Date             10,117             0             276           10,293           2.9             10,393

                     ---------------
       TOTAL           Percentage
      RETURN            Increase
       TABLE         (unadjusted)(1)
      ------         ---------------

Life of Fund(+)           66.4%
Five Years                41.8
One Year                   8.4
Year to Date               4.5

Life of Fund(++)          22.2
One Year                   7.5
Year to Date               3.8

Life of Fund(++)          22.6
One Year                   7.5
Year to Date               3.9



                                       COMPARED TO
                     ------------------------------------------------
       TOTAL         Consumer                    U.S.     Towers Data
      RETURN          Price     Lehman Bros.    T-Bill      Systems
       TABLE         Index(3)     Muni(5)      Index(6)   CD Index(7)
      ------         --------   ------------   --------   -----------
Life of Fund(+)        18.9%        61.6%        34.4%       33.7%
Five Years             14.1         40.6         25.8        25.3
One Year                2.2          9.2          5.2         5.5
Year to Date            1.4          5.1          2.6         2.8
Life of Fund
  (5/31/94)             9.0         27.1         19.9        20.0



      AVERAGE
      ANNUAL          Fund      Fund      Fund     Consumer    Lehman      U.S.     Towers Data
   TOTAL RETURN      Class A   Class B   Class C    Price     Brothers    T-Bill      Systems
       TABLE         Shares    Shares    Shares    Index(3)   Muni(5)    Index(6)   CD Index(7)
-------------------  -------   -------   -------   --------   --------   --------   -----------
Life of Fund Class
  A(+)(++)             7.6%        *%        *%      2.8%       7.9%       4.8%         4.7%
Class B & C
  (5-31-94)              *       5.8       6.5       2.7        7.6        5.7          5.7
Five Years             6.3         *         *       2.7        7.1        4.7          4.6
One Year               3.5       4.5       7.5       2.2        9.2        5.2          5.5


---------------
 + Since April 25, 1991 for Class A shares.

++ Since May 31, 1994 for Class B & C shares.

 * Not applicable.

See footnotes following tables.

                         MICHIGAN FUND--AUGUST 31, 1997


                     ----------------------------------------------------------------------------------------------
       TOTAL            Initial      Capital Gain      Income          Ending        Percentage         Ending
      RETURN            $10,000       Dividends       Dividends         Value         Increase           Value
       TABLE         Investment(1)    Reinvested    Reinvested(2)   (adjusted)(1)   (adjusted)(1)   (unadjusted)(1)
      ------         -------------   ------------   -------------   -------------   -------------   ---------------
                                                  CLASS A SHARES
Life of Fund(+)         $10,241          $116          $1,178          $11,535          15.4%           $12,082
One Year                  9,808           104             433           10,345           3.5             10,835
Year to Date              9,705             0             289            9,994          (0.1)            10,462

                                                  CLASS B SHARES
Life of Fund(+)          10,716           120           1,010           11,546          15.5             11,846
One Year                 10,272           109             372           10,453           4.5             10,753
Year to Date             10,150             0             248            9,998          (0.0)            10,398

                                                  CLASS C SHARES
Life of Fund(+)          10,715           120           1,020                *             *             11,855
One Year                 10,272           109             373                *             *             10,754
Year to Date             10,160             0             251           10,311           3.1             10,411

                     ---------------
       TOTAL           Percentage
      RETURN            Increase
       TABLE         (unadjusted)(1)
      ------         ---------------

Life of Fund(+)           20.8%
One Year                   8.4
Year to Date               4.6

Life of Fund(+)           18.5
One Year                   7.5
Year to Date               4.0

Life of Fund(+)           18.6
One Year                   7.5
Year to Date               4.1



                                       COMPARED TO
                     ------------------------------------------------
       TOTAL         Consumer                    U.S.     Towers Data
      RETURN          Price     Lehman Bros.    T-Bill      Systems
       TABLE         Index(3)     Muni(5)      Index(6)   CD Index(7)
      ------         --------   ------------   --------   -----------
Life of Fund(+)        6.6%         21.7%        13.6%       13.80%
One Year               2.2           9.2          5.2          5.5
Year to Date           1.4           5.1          2.6          2.8



      AVERAGE
      ANNUAL          Fund      Fund      Fund     Consumer    Lehman      U.S.     Towers Data
   TOTAL RETURN      Class A   Class B   Class C    Price     Brothers    T-Bill      Systems
       TABLE         Shares    Shares    Shares    Index(3)   Muni(5)    Index(6)   CD Index(7)
   ------------      -------   -------   -------   --------   --------   --------   -----------
Life of Fund(+)        6.0%      6.0%(8)   7.1%      2.6%       8.3%       5.3%         5.4%
One Year               3.5       4.5       7.5       2.2        9.2        5.2          5.5


---------------
+ Since March 15, 1995 for all classes.

* Not applicable.

See footnotes following tables.

                        NEW JERSEY FUND--AUGUST 31, 1997


                     ----------------------------------------------------------------------------------------------
       TOTAL            Initial      Capital Gain      Income          Ending        Percentage         Ending
      RETURN            $10,000       Dividends       Dividends         Value         Increase           Value
       TABLE         Investment(1)    Reinvested    Reinvested(2)   (adjusted)(1)   (adjusted)(1)   (unadjusted)(1)
      ------         -------------   ------------   -------------   -------------   -------------   ---------------
                                                  CLASS A SHARES
Life of Fund(+)         $10,171          $66           $1,159          $11,396          14.0%           $11,935
One Year                  9,815           60              429           10,304           3.0             10,785
Year to Date              9,684            0              286            9,970          (0.3)            10,439

                                                  CLASS B SHARES
Life of Fund(+)          10,684           68              989           11,441          14.4             11,741
One Year                 10,274           62              366           10,402           4.0             10,702
Year to Date             10,140            0              246            9,986          (0.1)            10,386

                                                  CLASS C SHARES
Life of Fund(+)          10,695           68            1,013                *             *             11,776
One Year                 10,284           62              373                *             *             10,719
Year to Date             10,150            0              248           10,298           3.0             10,398

                     ---------------
       TOTAL           Percentage
      RETURN            Increase
       TABLE         (unadjusted)(1)
      ------         ---------------

Life of Fund(+)           19.4%
One Year                   7.9
Year to Date               4.4

Life of Fund(+)           17.4
One Year                   7.0
Year to Date               3.9

Life of Fund(+)           17.8
One Year                   7.2
Year to Date               4.0



                                       COMPARED TO
                     ------------------------------------------------
       TOTAL         Consumer                    U.S.     Towers Data
      RETURN          Price     Lehman Bros.    T-Bill      Systems
       TABLE         Index(3)     Muni(5)      Index(6)   CD Index(7)
      ------         --------   ------------   --------   -----------
Life of Fund(+)        6.6%         21.7%        13.6%       13.8%
One Year               2.2           9.2          5.2         5.5
Year to Date           1.4           5.1          2.6         2.8



      AVERAGE
      ANNUAL          Fund      Fund      Fund     Consumer    Lehman      U.S.     Towers Data
   TOTAL RETURN      Class A   Class B   Class C    Price     Brothers    T-Bill      Systems
       TABLE         Shares    Shares    Shares    Index(3)   Muni(5)    Index(6)   CD Index(7)
   ------------      -------   -------   -------   --------   --------   --------   -----------
Life of Fund(+)        5.4%      5.6%(8)   6.8%      2.6%        8.3%      5.3%         5.4%
One Year               3.0       4.0       7.2       2.2         9.2       5.2          5.5


---------------
+ Since March 15, 1995 for all classes.

* Not applicable.

See footnotes following tables.

                         NEW YORK FUND--AUGUST 31, 1997


                     ----------------------------------------------------------------------------------------------
       TOTAL            Initial      Capital Gain      Income          Ending        Percentage         Ending
      RETURN            $10,000       Dividends       Dividends         Value         Increase           Value
       TABLE         Investment(1)    Reinvested    Reinvested(2)   (adjusted)(1)   (adjusted)(1)   (unadjusted)(1)
      ------         -------------   ------------   -------------   -------------   -------------   ---------------
                                                  CLASS A SHARES
Life of Fund(+)          $10,985        $1,041         $10,924         $22,950          129.5%          $24,037
Ten Years                 10,800           948           9,145          20,893          108.9            21,888
Five Years                 9,513           585           3,150          13,248           32.5            13,876
One Year                   9,794            78             518          10,390            3.9            10,877
Year to Date               9,664             0             334           9,998           (0.0)           10,470

                                                  CLASS B SHARES
Life of Fund(++)          10,158           330           1,618          11,906           19.1            12,106
One Year                  10,262            82             452          10,496            5.0            10,796
Year to Date              10,120             0             293          10,013            0.1            10,413

                                                  CLASS C SHARES
Life of Fund(++)          10,139           330           1,622               *              *            12,091
One Year                  10,253            82             452               *              *            10,787
Year to Date              10,121             0             293          10,314            3.1            10,414

                     ---------------
       TOTAL           Percentage
      RETURN            Increase
       TABLE         (unadjusted)(1)
      ------         ---------------

Life of Fund(+)           140.4%
Ten Years                 118.9
Five Years                 38.8
One Year                    8.8
Year to Date                4.7

Life of Fund(++)           21.1
One Year                    8.0
Year to Date                4.1

Life of Fund(++)           20.9
One Year                    7.9
Year to Date                4.1



                                       COMPARED TO
                     ------------------------------------------------
       TOTAL         Consumer                    U.S.        U.S.
      RETURN          Price     Lehman Bros.    T-Bill      T-Bill
       TABLE         Index(3)     Muni(5)      Index(6)    Index(7)
      ------         --------   ------------   --------    --------
Life of Fund(+)        47.1%       165.5%        88.5%       91.3%
Ten Years              40.6        120.6         72.6        74.4
Five Years             14.1         40.6         25.8        25.3
One Year                2.2          9.2          5.2         5.5
Year to Date            1.4          5.1          2.6         2.8
Life of Fund
  5/31/94               9.0         27.1         19.9        20.0



      AVERAGE
      ANNUAL          Fund      Fund      Fund     Consumer    Lehman      U.S.     Towers Data
   TOTAL RETURN      Class A   Class B   Class C    Price     Brothers    T-Bill      Systems
       TABLE         Shares    Shares    Shares    Index(3)   Muni(5)    Index(6)   CD Index(7)
-------------------  -------   -------   -------   --------   --------   --------   -----------
Life of Fund Class
  A(+)(++)             7.4%        *%        *%      3.4%       8.7%       5.6%         5.7%
Class B & C
  (5-31-94)              *       5.5       6.0       2.7        7.6        5.7          5.7
Ten Years              7.7         *         *       3.5        8.2        5.6          5.7
Five Year              5.8         *         *       2.7        7.1        4.7          4.6
One Year               3.9       5.0       7.9       2.2        9.2        5.2          5.5


---------------
 + Since December 31, 1985 for Class A shares.

++ Since May 31, 1994 for Class B & C shares.

 * Not applicable.

See footnotes following tables.

                           OHIO FUND--AUGUST 31, 1997


                     ----------------------------------------------------------------------------------------------
       TOTAL            Initial      Capital Gain      Income          Ending        Percentage         Ending
      RETURN            $10,000       Dividends       Dividends         Value         Increase           Value
       TABLE         Investment(1)    Reinvested    Reinvested(2)   (adjusted)(1)   (adjusted)(1)   (unadjusted)(1)
      ------         -------------   ------------   -------------   -------------   -------------   ---------------
                                                  CLASS A SHARES
Life of Fund(+)          $10,272         $37           $2,605          $12,914          29.1%           $13,525
One Year                   9,827          30              471           10,328           3.3             10,817
Year to Date               9,669           0              305            9,974          (0.3)            10,449

                                                  CLASS B SHARES
Life of Fund(++)          10,712          36            1,593           12,141          21.4             12,341
One Year                  10,292          31              406           10,429           4.3             10,729
Year to Date              10,129           0              265            9,994          (0.1)            10,394

                                                  CLASS C SHARES
Life of Fund(++)          10,712          36            1,593                *             *             12,341
One Year                  10,292          31              409                *             *             10,732
Year to Date              10,129           0              264           10,293           2.9             10,393

                     ---------------
       TOTAL           Percentage
      RETURN            Increase
       TABLE         (unadjusted)(1)
      ------         ---------------

Life of Fund(+)           35.3%
One Year                   8.2
Year to Date               4.5

Life of Fund(++)          23.4
One Year                   7.3
Year to Date               3.9

Life of Fund(++)          23.4
One Year                   7.3
Year to Date               3.9



                                       COMPARED TO
                     ------------------------------------------------
       TOTAL         Consumer                    U.S.     Towers Data
      RETURN          Price     Lehman Bros.    T-Bill      Systems
       TABLE         Index(3)     Muni(5)      Index(6)   CD Index(7)
      ------         --------   ------------   --------   -----------
Life of Fund(+)        12.0%        32.3%        23.7%       23.4%
One Year                2.2          9.2          5.2         5.5
Year to Date            1.4          5.1          2.6         2.8
Life of Fund
  (5-31-94)             9.0         27.1         19.9        20.0



      AVERAGE
      ANNUAL          Fund      Fund      Fund     Consumer    Lehman      U.S.     Towers Data
   TOTAL RETURN      Class A   Class B   Class C    Price     Brothers    T-Bill      Systems
       TABLE         Shares    Shares    Shares    Index(3)   Muni(5)    Index(6)   CD Index(7)
-------------------  -------   -------   -------   --------   --------   --------   -----------
Life of Fund Class
  A(+)(++)             5.9%        *%        *%      2.6%       6.5%       4.9%         4.8%
Class B & C
  (5-31-94)              *       6.1       6.7       2.7        7.6        5.7          5.7
One Year               3.3       4.3       7.3       2.2        9.2        5.2          5.5


---------------
 + Since March 22, 1993 for Class A shares.

++ Since May 31, 1994 for Class B & C shares.

 * Not applicable.

See footnotes following tables.

                       PENNSYLVANIA FUND--AUGUST 31, 1997


                     ----------------------------------------------------------------------------------------------
       TOTAL            Initial      Capital Gain      Income          Ending        Percentage         Ending
      RETURN            $10,000       Dividends       Dividends         Value         Increase           Value
       TABLE         Investment(1)    Reinvested    Reinvested(2)   (adjusted)(1)   (adjusted)(1)   (unadjusted)(1)
      ------         -------------   ------------   -------------   -------------   -------------   ---------------
                                                  CLASS A SHARES
Life of Fund(+)          $10,462          $0             $1,226         $11,688           16.9%          $12,242
One Year                   9,990           0                457          10,447            4.5            10,941
Year to Date               9,747           0                299          10,046            0.5            10,519

                                                  CLASS B SHARES
Life of Fund(+)           10,958           0              1,051          11,709           17.1            12,009
One Year                  10,462           0                396          10,558            5.6            10,858
Year to Date              10,206           0                260          10,066            0.7            10,466

                                                  CLASS C SHARES
Life of Fund(++)          10,958           0              1,058               *              *            12,016
One Year                  10,462           0                398               *              *            10,860
Year to Date              10,206           0                262          10,368            3.7            10,468

                     ---------------
       TOTAL           Percentage
      RETURN            Increase
       TABLE         (unadjusted)(1)
      ------         ---------------

Life of Fund(+)             22.4%
One Year                     9.4
Year to Date                 5.2

Life of Fund(+)             20.1
One Year                     8.6
Year to Date                 4.7

Life of Fund(++)            20.2
One Year                     8.6
Year to Date                 4.7



                                       COMPARED TO
                     ------------------------------------------------
       TOTAL         Consumer                    U.S.     Towers Data
      RETURN          Price     Lehman Bros.    T-Bill      Systems
       TABLE         Index(3)     Muni(5)      Index(6)   CD Index(7)
      ------         --------   ------------   --------   -----------
Life of Fund(+)        6.6%         21.7%        13.6%       13.8%
One Year               2.2           9.2          5.2         5.5
Year to Date           1.4           5.1          2.6         2.8



      AVERAGE
      ANNUAL          Fund      Fund      Fund     Consumer    Lehman      U.S.     Towers Data
   TOTAL RETURN      Class A   Class B   Class C    Price     Brothers    T-Bill      Systems
       TABLE         Shares    Shares    Shares    Index(3)   Muni(5)    Index(6)   CD Index(7)
   ------------      -------   -------   -------   --------   --------   --------   -----------
Life of Fund(+)        6.5%      6.6%(8)   7.7%      2.6%        8.3%      5.3          5.4%
One Year               4.5       5.6       8.6       2.2         9.2       5.5          5.5


---------------
 + Since March 15, 1995 all classes.

 * Not applicable.

See footnotes following tables.

                          TEXAS FUND--AUGUST 31, 1997


                     ----------------------------------------------------------------------------------------------
       TOTAL            Initial      Capital Gain      Income          Ending        Percentage         Ending
      RETURN            $10,000       Dividends       Dividends         Value         Increase           Value
       TABLE         Investment(1)    Reinvested    Reinvested(2)   (adjusted)(1)   (adjusted)(1)   (unadjusted)(1)
      ------         -------------   ------------   -------------   -------------   -------------   ---------------
                                                  CLASS A SHARES
Life of Fund(+)         $10,472          $676          $4,216          $15,364          53.6%           $16,092
One Year                  9,603           246             490           10,339           3.4             10,828
Year to Date              9,657             0             318            9,975          (0.3)            10,450
                                                  CLASS B SHARES
Life of Fund(++)         10,246           478           1,716           12,240          22.4             12,440
One Year                 10,058           257             426           10,441           4.4             10,741
Year to Date             10,127             0             276           10,003           0.0             10,403
                                                  CLASS C SHARES
Life of Fund(++)         10,245           479           1,730                *             *             12,454
One Year                 10,058           257             428                *             *             10,743
Year to Date             10,117             0             278           10,295           3.0             10,395

                     ---------------
       TOTAL           Percentage
      RETURN            Increase
       TABLE         (unadjusted)(1)
      ------         ---------------

Life of Fund(+)           60.9%
One Year                   8.3
Year to Date               4.5

Life of Fund(++)          24.4
One Year                   7.4
Year to Date               4.0

Life of Fund(++)          24.5
One Year                   7.4
Year to Date               4.0



                                       COMPARED TO
                     ------------------------------------------------
       TOTAL         Consumer                    U.S.     Towers Data
      RETURN          Price     Lehman Bros.    T-Bill      Systems
       TABLE         Index(3)     Muni(5)      Index(7)   CD Index(8)
      ------         --------   ------------   --------   -----------
Life of Fund(+)        17.0%        52.9%        30.7%       29.9%
One Year                2.2          9.2          5.2         5.5
Year to Date            1.4          5.1          2.6         2.8
Life of Fund
  (5-31-94)             9.0         27.1         19.9        20.0



      AVERAGE
      ANNUAL          Fund      Fund      Fund     Consumer    Lehman      U.S.     Towers Data
   TOTAL RETURN      Class A   Class B   Class C    Price     Brothers    T-Bill      Systems
       TABLE         Shares    Shares    Shares    Index(3)   Muni(5)    Index(7)   CD Index(8)
-------------------  -------   -------   -------   --------   --------   --------   -----------
Life of Fund Class
  A(+)(++)             7.7%        *%(9)     *%      2.7%        7.6%      4.7%         4.6%
Class B & C
  (5-31-94)              *       6.4       7.0       2.7         7.6       5.7          5.7
One Year               3.4       4.4       7.4       2.2         9.2       5.2          5.5


---------------
  * Not available.

  + Since November 1, 1991 for Class A shares.

 ++ Since May 31, 1994 for Class B & C shares.

  * Not applicable.

See footnotes following tables.

                            FOOTNOTES FOR ALL FUNDS

(1) The Initial Investment and adjusted amounts for Class A shares were adjusted for the maximum initial sales charge at the beginning of the period, which is 4.5%. The Initial Investment for Class B and Class C shares was not adjusted. Amounts were adjusted for Class B shares for the contingent deferred sales charge that may be imposed at the end of the period based upon the schedule for shares sold currently, see "Redemption or Repurchase of Shares" in the prospectus. No adjustments were made to Class C shares.

(2) Includes short-term capital gain dividends, if any.

(3) The Consumer Price Index is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups for all urban consumers. Source is Towers Data Systems.

(4) Salomon Brothers High Grade Corporate Bond Index is on a total return basis with all dividends reinvested and is comprised of high grade long-term (taxable) industrial and utility bonds rated in the top two rating categories. This index is unmanaged. Source is Towers Data Systems.

(5) Lehman Brothers Municipal Bond Index is on a total return basis with all dividends reinvested and is comprised of high grade long-term municipal bonds. This index is unmanaged. Source is Towers Data Systems.

(6) U.S. Treasury Bill Index is an unmanaged index based on the average monthly yield of U.S. Treasury Bills maturing in 6 months. Source is Towers Data Systems.


(7) Certificate of Deposit Index is an unmanaged index based on the average monthly yield of 6 month certificates of deposit. Source is Towers Data Systems.


Investors may want to compare a Fund's performance to that of certificates of deposit offered by banks and other depository institutions. Certificates of deposit represent an alternative (taxable) income producing product. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of the deposits prior to maturity normally will be subject to a penalty. Rates offered by banks and other depository institutions are subject to change at any time specified by the issuing institution. The shares of a Fund are not insured and net asset value as well as yield will fluctuate. Shares of a Fund are redeemable at net asset value which may be more or less than original cost. Redemption of Class B and Class C shares may be subject to a contingent deferred sales charge. The bonds held by a Fund are generally of longer term than most certificates of deposit and may reflect longer term market interest rate fluctuations.

Investors also may want to compare the performance of a Fund to that of U.S. Treasury bills, notes or bonds. Treasury obligations are issued in selected denominations. Rates of Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. The net asset value of a Fund will fluctuate. Shares of a Fund are redeemable at net asset value which may be more or less than original cost. Redemption of Class B and Class C shares may be subject to a contingent deferred sales charge. Each Fund's yield will also fluctuate.

Investors may also want to compare performance of a Fund to that of money market funds. Money market fund yields will fluctuate and shares are not insured, but share values usually remain stable.

From time to time, a Fund may compare its after-tax total return to that of taxable investments, including but not limited to certificates of deposit, taxable money market funds or U.S. Treasury bills. Tax equivalent total return represents the total return that would be generated by a taxable investment that produced the same amount of after-tax income and change in net asset value as the Fund in each period.

The following tables illustrate an assumed $10,000 investment in Class A shares of each Fund which includes the maximum sales charge of 4.5% (2.75% for the Intermediate Municipal Fund), with income and capital gain dividends reinvested in additional shares. Each table covers the period from commencement of operations of the Fund to September 30, 1997 for the Municipal and the Intermediate Municipal Funds and to August 31, 1997 for the State Funds.


--------------------------------------------------------------------------------


                                              MUNICIPAL FUND
                          ----------DIVIDENDS----------  -------CUMULATIVE VALUE OF SHARES ACQUIRED-------
                             ANNUAL         ANNUAL
            YEAR             INCOME      CAPITAL GAIN                 REINVESTED    REINVESTED
           ENDED           DIVIDENDS       DIVIDENDS      INITIAL       INCOME     CAPITAL GAIN     TOTAL
           12/31+         REINVESTED*     REINVESTED     INVESTMENT   DIVIDENDS     DIVIDENDS*      VALUE
----------------------------------------------------------------------------------------------------------
            1976             $  267          $  0         $10,133      $   282        $    0       $10,415
            1977                561             0          10,343          854             0        11,197
            1978                596            93           9,550        1,360            88        10,998
            1979                669             0           8,882        1,887            80        10,849
            1980                810             0           7,067        2,217            65         9,349
            1981                947             0           5,740        2,622            52         8,414
            1982              1,123             0           7,334        4,639            67        12,040
            1983              1,308             0           7,583        6,105            69        13,757
            1984              1,301             0           7,630        7,477            70        15,177
            1985              1,423             0           8,490        9,821            78        18,389
            1986              1,543             0           9,369       12,444            85        21,898
            1987              1,664             0           8,948       13,543            82        22,573
            1988              1,797             0           9,006       15,437            82        24,525
            1989              1,855             0           9,330       17,881            86        27,297
            1990              1,956             0           9,273       19,756            85        29,114
            1991              1,930           351           9,712       22,679           444        32,834
            1992              2,240           378           9,779       25,090           827        35,694
            1993              2,528           868          10,144       28,554         1,711        40,409
            1994              2,307           141           8,996       27,528         1,659        38,183
            1995              2,308            43          10,067       33,215         1,899        45,181
            1996              2,421           360           9,780       34,698         2,206        46,684
     September 30, 1997       1,889             0           9,990       37,369         2,253        49,612


+ Unless otherwise noted.

* Includes short-term capital gain dividends, if any.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                       INTERMEDIATE MUNICIPAL FUND
                          ----------DIVIDENDS----------  -------CUMULATIVE VALUE OF SHARES ACQUIRED-------
                             ANNUAL         ANNUAL
            YEAR             INCOME      CAPITAL GAIN                 REINVESTED    REINVESTED
           ENDED           DIVIDENDS       DIVIDENDS      INITIAL       INCOME     CAPITAL GAIN     TOTAL
           12/31+         REINVESTED*     REINVESTED     INVESTMENT   DIVIDENDS     DIVIDENDS*      VALUE
----------------------------------------------------------------------------------------------------------
            1994              $ 67            $ 0         $ 9,785       $   68          $ 0        $ 9,853
            1995               611              0          10,543          698            0         11,241
            1996               500             40          10,389        1,195           40         11,624
     September 30, 1997        404              0          10,553        1,623           40         12,216


+ Unless otherwise noted.

* Includes short-term capital gain dividends, if any.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                            CALIFORNIA FUND
                       ----------DIVIDENDS----------  -------CUMULATIVE VALUE OF SHARES ACQUIRED-------
                          ANNUAL         ANNUAL
          YEAR            INCOME      CAPITAL GAIN                 REINVESTED    REINVESTED
          ENDED         DIVIDENDS       DIVIDENDS      INITIAL       INCOME     CAPITAL GAIN     TOTAL
         12/31+        REINVESTED*     REINVESTED     INVESTMENT   DIVIDENDS     DIVIDENDS*      VALUE
-------------------------------------------------------------------------------------------------------
          1983            $  652         $    0        $ 9,242      $   645        $    0       $ 9,888
          1984               924              0          9,111        1,565             0        10,680
          1985             1,036              0         10,184        2,845             0        13,029
          1986             1,086              0         11,171        4,243             0        15,419
          1987             1,189              0         10,781        5,284             0        16,065
          1988             1,170            204         10,673        6,393           206        17,272
          1989             1,273            236         10,964        7,840           449        19,252
          1990             1,292              0         10,950        9,145           448        20,542
          1991             1,371             76         11,408       10,936           543        22,887
          1992             1,435            260         11,501       12,465           807        24,773
          1993             1,614          1,016         11,746       14,322         1,823        27,891
          1994             1,460            134         10,460       14,144         1,758        26,362
          1995             1,789            101         11,706       17,695         2,070        31,471
          1996             1,617            173         11,385       18,838         2,186        32,409
     August 31, 1997       1,102              0         11,507       20,157         2,210        33,874


+ Unless otherwise noted.
* Includes short-term capital gain dividends, if any.
================================================================================


                                             FLORIDA FUND
                       ----------DIVIDENDS----------  -------CUMULATIVE VALUE OF SHARES ACQUIRED-------
                         ANNUAL         ANNUAL
          YEAR           INCOME      CAPITAL GAIN                 REINVESTED    REINVESTED
          ENDED         DIVIDENDS      DIVIDENDS      INITIAL       INCOME     CAPITAL GAIN     TOTAL
         12/31+        REINVESTED*    REINVESTED     INVESTMENT   DIVIDENDS     DIVIDENDS*      VALUE
-------------------------------------------------------------------------------------------------------
          1991            $452           $  0         $10,043       $  466         $  0        $10,509
          1992             666             39          10,274        1,153           39         11,466
          1993             829            217          10,724        2,032          255         13,011
          1994             649            173           9,648        2,451          403         12,502
          1995             759            130          10,714        3,510          578         14,802
          1996             731            167          10,352        4,123          726         15,201
     August 31, 1997       501              0          10,472        4,677          735         15,884


+ Unless otherwise noted.
* Includes short-term capital gain dividends, if any.
================================================================================


                                            MICHIGAN FUND
                      ----------DIVIDENDS----------  -------CUMULATIVE VALUE OF SHARES ACQUIRED-------
                         ANNUAL         ANNUAL
          YEAR           INCOME      CAPITAL GAIN                 REINVESTED    REINVESTED
          ENDED         DIVIDENDS      DIVIDENDS      INITIAL       INCOME     CAPITAL GAIN     TOTAL
         12/31+        REINVESTED*    REINVESTED     INVESTMENT   DIVIDENDS     DIVIDENDS*      VALUE
------------------------------------------------------------------------------------------------------
          1995            $385           $  0         $10,332       $  402         $  0        $10,734
          1996             436            821          10,081          831          114         11,026
     August 31, 1997       330              0          10,241        1,178          116         11,535


+ Unless otherwise noted.
* Includes short-term capital gain dividends, if any.
================================================================================


                                           NEW JERSEY FUND
                      ----------DIVIDENDS----------  -------CUMULATIVE VALUE OF SHARES ACQUIRED-------
                         ANNUAL         ANNUAL
          YEAR           INCOME      CAPITAL GAIN                 REINVESTED    REINVESTED
          ENDED         DIVIDENDS      DIVIDENDS      INITIAL       INCOME     CAPITAL GAIN     TOTAL
         12/31+        REINVESTED*    REINVESTED     INVESTMENT   DIVIDENDS     DIVIDENDS*      VALUE
------------------------------------------------------------------------------------------------------
          1995            $382            $ 0         $10,301       $  399          $ 0        $10,700
          1996             431             65          10,300          821           65         10,916
     August 31, 1997       323              0          10,171        1,159           66         11,396


+ Unless otherwise noted.
* Includes short-term capital gain dividends, if any.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                            NEW YORK FUND
                      ----------DIVIDENDS----------  -------CUMULATIVE VALUE OF SHARES ACQUIRED-------
                         ANNUAL         ANNUAL
          YEAR           INCOME      CAPITAL GAIN                 REINVESTED    REINVESTED
          ENDED         DIVIDENDS      DIVIDENDS      INITIAL       INCOME     CAPITAL GAIN     TOTAL
         12/31+        REINVESTED*    REINVESTED     INVESTMENT   DIVIDENDS     DIVIDENDS*      VALUE
------------------------------------------------------------------------------------------------------
          1985           $    0          $  0         $ 9,550       $    0         $  0        $ 9,550
          1986              434             0          10,304          449            0         10,753
          1987              583             0           9,640        1,000            0         10,640
          1988              606             0           9,831        1,632            0         11,463
          1989              884            25          10,224        2,591           25         12,840
          1990              930             0          10,083        3,494           25         13,602
          1991              949             0          10,706        4,690           26         15,423
          1992            1,025            84          10,937        5,826          111         16,876
          1993            1,080           329          11,437        7,180          443         19,060
          1994              996           220          10,171        7,331          615         18,117
          1995            1,107           207          11,236        9,250          888         21,374
          1996            1,100           170          10,854       10,036        1,029         21,919
     August 31, 1997        758             0          10,985       10,924        1,041         22,950


+ Unless otherwise noted.
* Includes short-term capital gain dividends, if any.
================================================================================


                                              OHIO FUND
                      ----------DIVIDENDS----------  -------CUMULATIVE VALUE OF SHARES ACQUIRED-------
                         ANNUAL         ANNUAL
          YEAR           INCOME      CAPITAL GAIN                REINVESTED     REINVESTED
          ENDED         DIVIDENDS     DIVIDENDS      INITIAL       INCOME      CAPITAL GAIN     TOTAL
         12/31+        REINVESTED*    REINVESTED    INVESTMENT    DIVIDENDS     DIVIDENDS*      VALUE
------------------------------------------------------------------------------------------------------
          1993            $421           $ 0         $10,080       $  429           $ 0        $10,509
          1994             565             0           9,186          938             0         10,124
          1995             556             0          10,341        1,642             0         11,983
          1996             566            36          10,140        2,182            37         12,359
     August 31, 1997       391             0          10,272        2,605            37         12,914


+ Unless otherwise noted.
* Includes short-term capital gain dividends, if any.
================================================================================


                                          PENNSYLVANIA FUND
                      ----------DIVIDENDS----------  -------CUMULATIVE VALUE OF SHARES ACQUIRED-------
                         ANNUAL         ANNUAL
          YEAR           INCOME      CAPITAL GAIN                 REINVESTED    REINVESTED
          ENDED         DIVIDENDS      DIVIDENDS      INITIAL       INCOME     CAPITAL GAIN     TOTAL
         12/31+        REINVESTED*    REINVESTED     INVESTMENT   DIVIDENDS     DIVIDENDS*      VALUE
------------------------------------------------------------------------------------------------------
          1995            $382            $0          $10,402       $  401          $0         $10,803
          1996             459             0           10,252          860           0          11,112
     August 31, 1997       342             0           10,462        1,226           0          11,688


+ Unless otherwise noted.
* Includes short-term capital gain dividends, if any.
================================================================================


                                              TEXAS FUND
                      ----------DIVIDENDS----------  -------CUMULATIVE VALUE OF SHARES ACQUIRED-------
                         ANNUAL         ANNUAL
          YEAR           INCOME      CAPITAL GAIN                 REINVESTED    REINVESTED
          ENDED         DIVIDENDS      DIVIDENDS      INITIAL       INCOME     CAPITAL GAIN     TOTAL
         12/31+        REINVESTED*    REINVESTED     INVESTMENT   DIVIDENDS     DIVIDENDS*      VALUE
------------------------------------------------------------------------------------------------------
          1991            $ 86           $  0         $ 9,698       $   87         $  0        $ 9,785
          1992             622              0          10,030          722            0         10,752
          1993             703             94          10,693        1,485           93         12,271
          1994             660             91           9,779        1,996          177         11,952
          1995             892            122          10,734        3,106          318         14,158
          1996             692            360          10,351        3,683          668         14,702
     August 31, 1997       485              0          10,472        4,216          676         15,364


+ Unless otherwise noted.
* Includes short-term capital gain dividends, if any.
--------------------------------------------------------------------------------

The following tables compare the performance of the Class A shares of each Fund over various periods with that of other mutual funds within the categories described below according to data reported by Lipper Analytical Services, Inc. ("Lipper"), New York, New York, which is a mutual fund reporting service. Lipper performance figures are based on changes in net asset value, with all income and capital gain dividends reinvested. Such calculations do not include the effect of any sales charges. Future performance cannot be guaranteed. Lipper publishes performance analyses on a regular basis. The funds in each Lipper category have a variety of objectives, policies and market and credit risks that should be considered in reviewing the rankings.

MUNICIPAL FUND


                                                                   Lipper-Fixed
                                                                   Income Fund
                                                               Performance Analysis
                                                              ----------------------
                                                                     General
                                                                    Municipal
                                                                    Bond Funds
                                                              ----------------------
Ten Years (Period ended 9/30/97)............................           8.43
Five Years (Period ended 9/30/97)...........................           6.62
One Year (Period ended 9/30/97).............................           8.59


The Lipper General Municipal Bond Fund category includes funds which invest 60% or more of their assets in the top four tax-exempt credit ratings.

INTERMEDIATE MUNICIPAL FUND


                                                                   Lipper-Fixed
                                                                   Income Fund
                                                               Performance Analysis
                                                              ----------------------
                                                                   Intermediate
                                                                    Municipal
                                                                    Bond Funds
                                                              ----------------------
One Year (Period ended 9/30/97).............................           7.22


The Lipper Intermediate Municipal Bond Funds category includes funds that limit at least 60% or more of their assets in the top four tax-exempt credit ratings.

CALIFORNIA FUND


                                                                   Lipper-Fixed
                                                                   Income Fund
                                                               Performance Analysis
                                                              ----------------------
                                                                    California
                                                                    Municipal
                                                                    Bond Funds
                                                              ----------------------
Ten Years (Period ended 8/31/97)............................           8.33
Five Years (Period ended 8/31/97)...........................           6.78
One Year (Period ended 8/31/97).............................           8.84


The Lipper California Municipal Bond Funds category includes funds that limit at least 65% of their investments to those securities that are exempt from federal and State of California income tax (double tax exempt).

FLORIDA FUND


                                                                   Lipper-Fixed
                                                                   Income Fund
                                                               Performance Analysis
                                                              ----------------------
                                                                     Florida
                                                                    Municipal
                                                                    Bond Funds
                                                              ----------------------
Five Years (Period ended 8/31/97)...........................           6.72
One Year (Period ended 8/31/97).............................           8.02


The Lipper Florida Municipal Bond Funds category includes funds that limit at least 65% of their investments to those securities that are exempt from federal income tax.

MICHIGAN FUND


                                                                   Lipper-Fixed
                                                                   Income Fund
                                                               Performance Analysis
                                                              ----------------------
                                                                     Michigan
                                                                    Municipal
                                                                    Bond Funds
                                                              ----------------------
One Year (Period ended 8/31/97).............................           8.02


The Lipper Michigan Municipal Bond Funds category includes funds that limit at least 65% of their investments to those securities that are exempt from federal and State of Michigan income tax (double tax exempt).

NEW JERSEY FUND


                                                                  Lipper-Fixed
                                                                  Income Fund
                                                              Performance Analysis
                                                              --------------------
                                                                   New Jersey
                                                                   Municipal
                                                                   Bond Funds
                                                              --------------------
One Year (Period ended 8/31/97).............................          8.08


The Lipper New Jersey Municipal Bond Funds category includes funds that limit at least 65% of their investments to those securities that are exempt from federal and State of New Jersey income tax (double tax exempt).

NEW YORK FUND


                                                                  Lipper-Fixed
                                                                  Income Fund
                                                              Performance Analysis
                                                              --------------------
                                                                    New York
                                                                   Municipal
                                                                   Bond Funds
                                                              --------------------
Ten Years (Period ended 8/31/97)............................          8.32
Five Years (Period ended 8/31/97)...........................          6.42
One Year (Period ended 8/31/97).............................          8.47


The Lipper New York Municipal Bond Funds category includes funds that limit at least 65% of their investments to those securities that are exempt from federal, State of New York and New York City income tax (triple tax exempt).

OHIO FUND


                                                                  Lipper-Fixed
                                                                  Income Fund
                                                              Performance Analysis
                                                              --------------------
                                                                      Ohio
                                                                   Municipal
                                                                   Bond Funds
                                                              --------------------
One Year (Period ended 8/31/97).............................          7.97


The Lipper Ohio Municipal Bond Funds category includes funds that limit at least 65% of their investments to those securities that are exempt from federal and State of Ohio income tax (double tax exempt).

PENNSYLVANIA FUND


                                                                  Lipper-Fixed
                                                                  Income Fund
                                                              Performance Analysis
                                                              --------------------
                                                                  Pennsylvania
                                                                   Municipal
                                                                   Bond Funds
                                                              --------------------
One Year (Period ended 8/31/97).............................          8.35


The Lipper Pennsylvania Municipal Bond Funds category includes funds that limit at least 65% of their investments to those securities that are exempt from federal and State of Pennsylvania income tax (double tax exempt).

TEXAS FUND


                                                                  Lipper-Fixed
                                                                  Income Fund
                                                              Performance Analysis
                                                              --------------------
                                                                     Texas
                                                                   Municipal
                                                                   Bond Funds
                                                              --------------------
Three Years (Period ended 8/31/97)..........................          8.56
One Year (Period ended 8/31/97).............................          8.50


The Lipper Texas Municipal Bond Funds category includes funds that limit at least 65% of their investments to those securities that are exempt from federal income tax.


TAX-EXEMPT VERSUS TAXABLE YIELD. You may want to determine which investment--tax-exempt or taxable--will provide you with a higher after-tax return. To determine the taxable equivalent yield, simply divide the yield from the tax-exempt investment by [1 minus your marginal tax rate]. The tables below are provided for your convenience in making this calculation for selected tax-exempt yields and taxable income levels. These yields are presented for purposes of illustration only and are not representative of any yield that any class of shares of a Fund may generate. The tables are based upon the 1997 federal and state tax rates and brackets.

TAXABLE EQUIVALENT YIELD TABLE FOR PERSONS WHOSE ADJUSTED GROSS INCOME IS UNDER $121,200

--------------------------------------------------------------------------------


                                                  YOUR
                                                MARGINAL           A TAX-EXEMPT YIELD OF:
               TAXABLE INCOME                 FEDERAL TAX    4%    5%    6%    7%     8%     9%
      SINGLE                   JOINT              RATE      IS EQUIVALENT TO A TAXABLE YIELD OF:
-------------------------------------------------------------------------------------------------
$24,650 - $59,750      $41,200 - $99,600         28.0%      5.56  6.94  8.33   9.72  11.11  12.50
-------------------------------------------------------------------------------------------------
Over $59,750           Over $99,600               31.0      5.80  7.25  8.70  10.14  11.59  13.04
=================================================================================================
-------------------------------------------------------------------------------------------------
                                                COMBINED
                                               CALIFORNIA          A TAX-EXEMPT YIELD OF:
               TAXABLE INCOME                 AND FEDERAL    4%    5%    6%    7%     8%     9%
      SINGLE                   JOINT            TAX RATE    IS EQUIVALENT TO A TAXABLE YIELD OF:
-------------------------------------------------------------------------------------------------
                       $41,200 - $50,968         32.3%      5.91  7.39  8.86  10.34  11.82  13.30
-------------------------------------------------------------------------------------------------
$24,650 - $32,207      $50,968 - $64,414          33.8      6.04  7.55  9.06  10.57  12.08  13.60
-------------------------------------------------------------------------------------------------
$32,207 - $59,750      $64,414 - $99,600          34.7      6.13  7.66  9.19  10.72  12.25  13.78
-------------------------------------------------------------------------------------------------
Over $59,750           Over $99,600               37.4      6.39  7.99  9.58  11.18  12.78  14.38
=================================================================================================
-------------------------------------------------------------------------------------------------
                                                COMBINED
                                                MICHIGAN           A TAX-EXEMPT YIELD OF:
               TAXABLE INCOME                 AND FEDERAL    4%    5%    6%    7%     8%     9%
      SINGLE                   JOINT            TAX RATE    IS EQUIVALENT TO A TAXABLE YIELD OF:
-------------------------------------------------------------------------------------------------
$24,650 - $59,750      $41,200 - $99,600         31.2%      5.81  7.26  8.72  10.17  11.62  13.08
-------------------------------------------------------------------------------------------------
Over $59,750           Over $99,600               34.0      6.06  7.58  9.10  10.61  12.13  13.64
=================================================================================================
-------------------------------------------------------------------------------------------------
                                                COMBINED
                                               NEW JERSEY          A TAX-EXEMPT YIELD OF:
               TAXABLE INCOME                 AND FEDERAL    4%    5%    6%    7%     8%     9%
      SINGLE                   JOINT            TAX RATE    IS EQUIVALENT TO A TAXABLE YIELD OF:
-------------------------------------------------------------------------------------------------
$24,650 - $35,000      $41,200 - $50,000         29.3%      5.65  7.07  8.48   9.90  11.31  12.72
-------------------------------------------------------------------------------------------------
                       $50,000 - $70,000          29.8      5.70  7.12  8.54   9.97  11.39  12.81
-------------------------------------------------------------------------------------------------
$35,000 - $40,000      $70,000 -$80,000           30.5      5.76  7.20  8.64  10.07  11.51  12.95
-------------------------------------------------------------------------------------------------
$40,000 - $59,750      $80,000 - $96,900          32.0      5.88  7.35  8.82  10.29  11.76  13.23
-------------------------------------------------------------------------------------------------
$59,750 - $75,000      $99,600 - $150,000         34.8      6.14  7.67  9.20  10.74  12.27  13.81
-------------------------------------------------------------------------------------------------
Over $75,000           Over $150,000              35.4      6.19  7.74  9.29  10.84  12.38  13.93
=================================================================================================

TAXABLE EQUIVALENT YIELD TABLE FOR PERSONS WHOSE ADJUSTED GROSS INCOME IS UNDER $121,200

--------------------------------------------------------------------------------


                                                COMBINED
                                               N.Y. CITY,
                                               N.Y. STATE          A TAX-EXEMPT YIELD OF:
               TAXABLE INCOME                 AND FEDERAL    4%     5%    6%     7%     8%     9%
      SINGLE                   JOINT            TAX RATE    IS EQUIVALENT TO A TAXABLE YIELD OF:
-------------------------------------------------------------------------------------------------
$24,650 - $59,750      $41,200 - $99,600          35.4%     6.19  7.74  9.29  10.84  12.38  13.93
-------------------------------------------------------------------------------------------------
Over $58,150           Over $99,600               38.1%     6.46  8.08  9.69  11.31  12.92  14.54
=================================================================================================
-------------------------------------------------------------------------------------------------
                                                COMBINED
                                                  OHIO
               TAXABLE INCOME                 AND FEDERAL                                    9%
      SINGLE                   JOINT            TAX RATE
-------------------------------------------------------------------------------------------------
$24,650 - $40,000                                 31.0%     5.80  7.25  8.70  10.14  11.59  13.04
-------------------------------------------------------------------------------------------------
$40,000 - $58,150      $41,200 -$80,000           31.5      5.84  7.30  8.76  10.22  11.68  13.14
-------------------------------------------------------------------------------------------------
$58,150 - $80,000                                 34.4      6.09  7.62  9.14  10.66  12.19  13.71
-------------------------------------------------------------------------------------------------
                       $80,000 - $96,900          32.0      5.88  7.35  8.82  10.29  11.76  13.23
-------------------------------------------------------------------------------------------------
$80,000 - $100,000     $96,900 - $100,000         34.8      6.14  7.67  9.21  10.74  12.28  13.81
-------------------------------------------------------------------------------------------------
Over $100,000          Over $100,000              35.4      6.20  7.75  9.29  10.84  12.39  13.94
=================================================================================================
-------------------------------------------------------------------------------------------------
                                                COMBINED
                                              PENNSYLVANIA         A TAX-EXEMPT YIELD OF:
               TAXABLE INCOME                 AND FEDERAL    4%    5%    6%    7%     8%     9%
      SINGLE                   JOINT            TAX RATE    IS EQUIVALENT TO A TAXABLE YIELD OF:
-------------------------------------------------------------------------------------------------
$24,650 - $59,750      $41,200 - $99,600          30.0%     5.72  7.14  8.57  10.00  11.43  12.86
-------------------------------------------------------------------------------------------------
Over $59,750           Over $99,600               32.9      5.96  7.46  8.95  10.44  11.93  13.42
=================================================================================================

TAXABLE EQUIVALENT YIELD TABLE FOR PERSONS WHOSE ADJUSTED GROSS INCOME IS OVER $121,200*

--------------------------------------------------------------------------------


                                                  YOUR
               TAXABLE INCOME                   MARGINAL           A TAX-EXEMPT YIELD OF:
                                              FEDERAL TAX    4%    5%    6%    7%     8%     9%
      SINGLE                   JOINT              RATE      IS EQUIVALENT TO A TAXABLE YIELD OF:
-------------------------------------------------------------------------------------------------
$59,750 - $124,650     $99,600 - $151,750        31.9%      5.87  7.34  8.81  10.28  11.75  13.22
-------------------------------------------------------------------------------------------------
$124,650 - $271,050    $151,750 - $271,050        37.1      6.36  7.95  9.54  11.13  12.72  14.31
-------------------------------------------------------------------------------------------------
Over $271,050          Over $271,050              40.8      6.76  8.45  10.14 11.82  13.51  15.20
=================================================================================================



--------------------------------------------------------------------------------------------------

                                                COMBINED
                                               CALIFORNIA
               TAXABLE INCOME                 AND FEDERAL           A TAX-EXEMPT YIELD OF:
      SINGLE                   JOINT            TAX RATE     4%    5%    6%     7%     8%     9%
                                                            IS EQUIVALENT TO A TAXABLE YIELD OF:
--------------------------------------------------------------------------------------------------
$111,695 - $121,300                              38.7%      6.53  8.16   9.79  11.42  13.05  14.68
--------------------------------------------------------------------------------------------------
                       $147,700 - $223,390        42.9      7.01  8.76  10.51  12.26  14.01  15.76
--------------------------------------------------------------------------------------------------
$121,300 - $223,390    $223,390 - $263,750        43.4      7.07  8.83  10.60  12.37  14.13  15.90
--------------------------------------------------------------------------------------------------
$223,390 - $263,750                               44.0      7.14  8.93  10.71  12.50  14.29  16.07
--------------------------------------------------------------------------------------------------
                       $263,750 - $446,780        46.7      7.50  9.38  11.26  13.13  15.01  16.89
--------------------------------------------------------------------------------------------------
Over $263,750          Over $446,780              47.3      7.59  9.49  11.39  13.28  15.18  17.08
==================================================================================================
---------------------------------------------------------------------------------------------------------
                                                 COMBINED
                                                 MICHIGAN               A TAX-EXEMPT YIELD OF:
               TAXABLE INCOME                  AND FEDERAL     4%     5%     6%      7%      8%      9%
       SINGLE                   JOINT            TAX RATE        IS EQUIVALENT TO A TAXABLE YIELD OF:
---------------------------------------------------------------------------------------------------------
$59,750 - $121,300      $99,600 - $147,700         34.9%      6.14   7.68    9.22   10.75   12.29   13.82
---------------------------------------------------------------------------------------------------------
$121,300 - $263,750     $147,700 - $263,750        39.9       6.66   8.32    9.98   11.65   13.31   14.98
---------------------------------------------------------------------------------------------------------
Over $263,750           Over $263,750              43.4       7.07   8.83   10.60   12.37   14.13   15.90
=========================================================================================================



-------------------------------------------------------------------------------------------------------------------
                                                   COMBINED
                                                NEW JERSEY AND                 A TAX-EXEMPT YIELD OF:
               TAXABLE INCOME                      FEDERAL         4%      5%       6%       7%       8%       9%
      SINGLE                   JOINT               TAX RATE             IS EQUIVALENT TO A TAXABLE YIELD OF:
-------------------------------------------------------------------------------------------------------------------
$59,750 - $75,000      $99,600 - $150,000            35.7%        6.22    7.78     9.33    10.89    12.44    14.00
-------------------------------------------------------------------------------------------------------------------
$75,000 - $124,650                                   36.2         6.27    7.84     9.40    10.97    12.54    14.11
-------------------------------------------------------------------------------------------------------------------
$124,650 - $271,050    $150,000 - $271,050           41.1         6.79    8.49    10.19    11.88    13.59    15.28
-------------------------------------------------------------------------------------------------------------------
Over $271,050          Over $271,050                 44.6         7.22    9.03    10.83    12.64    14.44    16.25
===================================================================================================================

TAXABLE EQUIVALENT YIELD TABLE FOR PERSONS WHOSE ADJUSTED GROSS INCOME IS OVER $121,200*

--------------------------------------------------------------------------------


                                                COMBINED
                                               N.Y. CITY,
                                               N.Y. STATE                   A TAX-EXEMPT YIELD OF:
              TAXABLE INCOME                  AND FEDERAL       4%      5%       6%       7%       8%       9%
      SINGLE                  JOINT            TAX RATE**            IS EQUIVALENT TO A TAXABLE YIELD OF:
----------------------------------------------------------------------------------------------------------------
$59,750 - $124,650     $99,600 - $151,750         38.9%        6.55    8.18     9.82    11.46    13.09    14.73
----------------------------------------------------------------------------------------------------------------
$124,650 - $271,050    $151,750 - $271,050        43.5         7.08    8.85    10.62    12.39    14.16    15.93
----------------------------------------------------------------------------------------------------------------
Over $271,050          Over $271,050              46.9         7.53    9.42    11.30    13.18    15.07    16.95
================================================================================================================


------------------------------------------------------------------------------------------------------------------
                                                  COMBINED
                                                  OHIO AND                    A TAX-EXEMPT YIELD OF:
               TAXABLE INCOME                     FEDERAL         4%      5%       6%       7%       8%       9%
      SINGLE                   JOINT              TAX RATE             IS EQUIVALENT TO A TAXABLE YIELD OF:
------------------------------------------------------------------------------------------------------------------
$121,300 - $200,000    $147,700 - $200,000          41.2%        6.80    8.50    10.20    11.90    13.61    15.31
------------------------------------------------------------------------------------------------------------------
$200,000 - $263,750    $200,000 - $263,750          41.5         6.84    8.55    10.26    11.97    13.68    15.38
------------------------------------------------------------------------------------------------------------------
Over $263,750          Over $263,750                44.9         7.26    9.07    10.89    12.70    14.52    16.33
==================================================================================================================

-------------------------------------------------------------------------------------------------------------------
                                                   COMBINED
                                                 PENNSYLVANIA                  A TAX-EXEMPT YIELD OF:
               TAXABLE INCOME                    AND FEDERAL       4%      5%       6%       7%       8%       9%
      SINGLE                   JOINT               TAX RATE             IS EQUIVALENT TO A TAXABLE YIELD OF:
-------------------------------------------------------------------------------------------------------------------
$58,150 - $121,300     $96,900 - $147,700            33.8%        6.04    7.55     9.06    10.57    12.08    13.60
-------------------------------------------------------------------------------------------------------------------
$121,300 - $263,750    $147,700 - $263,750           38.9         6.55    8.18     9.82    11.46    13.09    14.73
-------------------------------------------------------------------------------------------------------------------
Over $263,750          Over $263,750                 42.5         6.96    8.70    10.43    12.17    13.91    15.65
===================================================================================================================

--------------------------------------------------------------------------------


 * This table assumes a decrease of $3.00 of itemized deductions for each $100 of adjusted gross income over $121,200. For a married couple with an adjusted gross income between $181,800 and $304,300 (single between $121,200 and $243,700), add 0.7% to the above Marginal Federal Tax Rate for each personal and dependency exemption. The taxable equivalent yield is the tax-exempt yield divided by: 100% minus the adjusted tax rate. For example, if the table tax rate is 37.1% and you are married with no dependents, the adjusted tax rate is 38.5% (37.1% + 0.7% + 0.7%). For a tax-exempt yield of 6%, the taxable equivalent yield is about 9.8% (6% / (100% - 38.5%)).



** The tables do not reflect the impact of the New York State Tax Table Benefit
   Recapture that is intended to eliminate the benefit of the graduated rate structure and applies to taxable income between $100,000 and $150,000.

INVESTMENT MANAGER AND UNDERWRITER


INVESTMENT MANAGER. Zurich Kemper Investments, Inc. ("ZKI"), 222 South Riverside Plaza, Chicago, Illinois 60606, is the Trusts' investment manager. ZKI is wholly owned by ZKI Holding Corp. ZKI Holding Corp. is a more than 90% owned subsidiary of Zurich Holding Company of America, Inc., which is a wholly-owned subsidiary of Zurich Insurance Company, a leading, internationally recognized company provider of insurance and financial services in property/casualty and life and non-life insurance, reinsurance and structured financial solutions as well as asset management. There is one investment management agreement for the Municipal Fund, one for the Intermediate Municipal Fund and a separate investment management agreement for the State Funds. The agreements are substantially the same. Pursuant to the investment management agreements, ZKI acts as each Fund's investment adviser, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical, bookkeeping and administrative services and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. The agreements provide that the Trust pays the charges and expenses of its operations including the fees and expenses of the trustees (except those who are officers or employees of ZKI), independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, brokerage commissions or transaction costs, costs of calculating net asset value, taxes and membership dues. Each Trust bears the expenses of registration of its shares with the Securities and Exchange Commission, while KDI, as principal underwriter, pays the cost of qualifying and maintaining the qualification of the Trust's shares for sale under the securities laws of the various states. ZKI has agreed to reimburse the Municipal Fund should all operating expenses of that Fund, including the compensation of ZKI, but excluding interest, taxes, distribution fees, extraordinary expenses and brokerage commissions or transaction costs, exceed 1% of average net assets of the Municipal Fund on an annual basis. ZKI has agreed to reimburse the California Fund should all operating expenses of the California Fund, including the compensation of ZKI, but excluding taxes, interest, distribution services fees, extraordinary expenses, and brokerage commissions or transaction costs, exceed 1 1/2% of the first $30 million of average daily net assets and 1% of average daily net assets over $30 million on an annual basis.


The agreements provide that ZKI shall not be liable for any error of judgment or of law, or for any loss suffered by the Trusts in connection with the matters to which the agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of ZKI in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreements.

Each of the investment management agreements continues in effect from year to year so long as its continuation is approved at least annually by a majority of the trustees of the applicable Trust who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Trust and by the shareholders of the Fund subject thereto or the Board of Trustees. Each agreement may be terminated at any time upon 60 days' notice by either party, or by a majority vote of the outstanding shares of the Fund subject thereto, and will terminate automatically upon assignment. If additional Funds become subject to the investment management agreements, the provisions concerning continuation, amendment and termination shall be on a Fund by Fund basis. Additional Funds may be subject to a different agreement.

The current investment management fee rates paid by the Funds are located in the prospectus, see "Investment Manager and Underwriter." The investment management fees paid by each Fund for its last three fiscal years are shown in the table below.


FUND                                                            FISCAL 1997    FISCAL 1996    FISCAL 1995
----                                                            -----------    -----------    -----------
Municipal...................................................    $13,507,000    14,261,000     14,685,000
Intermediate Municipal+.....................................    $   117,000        82,000          5,000*
California..................................................    $ 5,417,000     5,661,000      5,765,000
Florida.....................................................    $   587,000       642,000        661,000
Michigan++..................................................    $    18,000*        7,000*             0*
New Jersey++................................................    $    25,000*       11,000*             0*
New York....................................................    $ 1,604,000     1,717,000      1,738,000
Ohio........................................................    $   212,000       192,000        108,000*
Pennsylvania++..............................................    $    28,000*        8,000*             0*
Texas.......................................................    $    72,000        78,000         54,000*


---------------
 + Commenced operations November 1, 1994.

++ Commenced operations March 15, 1995.

 * Fee waivers and/or expense absorptions in effect during the period, see below.


ZKI agreed to waive its full investment management fee for the Intermediate Municipal Fund from November 1, 1994 (commencement of operations) through April 30, 1995. Thereafter the full management fee was gradually reinstated under a schedule determined by ZKI and fully reinstated by April 30, 1996. If the fee waiver had not been in effect, ZKI would have received investment management fees from the Intermediate Municipal Fund of $104,000 and $58,000 for the fiscal periods ended September 30, 1996 and 1995, respectively. Additionally, ZKI has agreed to temporarily reduce its management fee and reimburse or pay certain operating expenses to the extent necessary to limit the "Total Operating Expenses" of the Intermediate Municipal Fund for Class A, B and C shares to
 .96%, 1.76% and 1.73%, respectively.



ZKI agreed to waive its full investment management fee and to absorb all other operating expenses of the Ohio Fund from March 22, 1993 (commencement of operations) through June 30, 1994. Thereafter, the full management fee and all other operating expenses were gradually instituted under a schedule determined by ZKI and fully reinstated by June 30, 1995. For this purpose, "operating expenses" do not include taxes, interest, extraordinary expenses, brokerage commissions or transaction costs. If the fee waiver had not been in effect for the fiscal years ended August 31, 1995 and 1994 ZKI would have received investment management fees from the Ohio Fund of $155,000 and $107,000, respectively.


ZKI agreed to waive its full investment management fee and absorb other operating expenses of the Texas Fund for the period from November 1, 1991 (commencement of operations) through December 31, 1992. Thereafter, expenses were gradually reinstated until they were paid in full (excluding the management fee) effective October 1, 1993. The management fee was reinstated gradually commencing June 1, 1994 and fully reinstated by June 30, 1995. For this purpose, "operating expenses" do not include taxes, interest, extraordinary expenses, brokerage commissions or transaction costs. If the fee waiver had not been in effect for the fiscal year ended August 31, 1995 and 1994, ZKI would have received investment management fees from the Texas Fund of $83,000 and $79,000, respectively.

ZKI agreed to waive its full investment management fee for the Michigan, New Jersey and Pennsylvania Funds from March 15, 1995 (commencement of operations) through September 15, 1995. Thereafter, the full management fee was gradually reinstated under a schedule determined by ZKI and fully reinstated by September 15, 1996. If the fee waiver had not been in effect, ZKI would have received investment management fees from the Michigan, New Jersey and Pennsylvania Funds of 17,000, 25,000 and 21,000 respectively for the fiscal year ended August 31, 1996 and $5,000, $8,000 and $4,000, respectively for the period March 15, to August 31, 1995. Additionally, ZKI has agreed to temporarily reduce its management fee and reimburse or pay certain operating expenses to the extent necessary to limit the "Total Operating Expenses" of the Michigan, New Jersey and Pennsylvania Funds for Class A shares to .96%, .96% and .97%, respectively, Class B shares to 1.76%, 1.76% and 1.73%, respectively, and Class C Shares to 1.73%, 1.73% and 1.71%, respectively.



PRINCIPAL UNDERWRITER. Pursuant to separate underwriting and distribution services agreements ("distribution agreements"), Zurich Kemper Distributors, Inc. ("ZKDI"), an affiliate of ZKI, is the principal underwriter and distributor for the shares of each Trust and acts as agent of each Trust in the continuous offering of its shares. ZKDI bears all its expenses of providing services pursuant to the distribution agreement, including the payment of any commissions. Each Trust pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and ZKDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. ZKDI also pays for supplementary sales literature and advertising costs.



Each distribution agreement continues in effect from year to year so long as such continuance is approved for each class at least annually by a vote of the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement. Each agreement automatically terminates in the event of its assignment and may be terminated for a class at any time without penalty by a Trust or by ZKDI upon 60 days notice. Termination by a Fund with respect to a class may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement, or a "majority of the outstanding voting securities" of the class of the Fund, as defined under the Investment Company Act of 1940. The agreement may not be amended for a class to increase the fee to be paid by a Fund with respect to such class without approval by a majority of the outstanding voting securities of such class of the Fund and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the agreement. The provisions concerning the continuation, amendment and termination of the distribution agreement are on a Fund by Fund basis and for each Fund on a class by class basis.


CLASS A SHARES. The following information concerns the underwriting commissions paid in connection with the distribution of each Fund's Class A Shares for the fiscal years noted.

                                                                                                            COMMISSIONS
                                                         COMMISSIONS RETAINED   COMMISSIONS UNDERWRITER    PAID TO KEMPER
                                     FISCAL YEAR ENDED      BY UNDERWRITER         PAID TO ALL FIRMS      AFFILIATED FIRMS
          CLASS A SHARES             -----------------   --------------------   -----------------------   ----------------
Municipal Fund.....................       9/30/97             $  293,000              $ 1,580,000             $    8,000
                                          9/30/96             $  351,000              $ 1,950,000             $  142,000
                                          9/30/95             $  282,000              $ 1,977,000             $  392,000
Intermediate Municipal Fund........       9/30/97             $    6,000              $    47,000             $        0
                                          9/30/96             $    9,000              $    53,000             $    2,000
                                      11/1/94-9/30/95         $    8,000              $    44,000             $   17,000
California Fund....................       8/31/97             $  129,000              $   813,000             $        0
                                          8/31/96             $  138,000              $   924,000             $   36,000
                                          8/31/95             $  140,000              $   958,000             $  265,000
Florida Fund.......................       8/31/97             $   22,000              $   104,000             $        0
                                          8/31/96             $   21,000              $    81,000             $    3,000
                                          8/31/95             $   20,000              $   125,000             $    8,000
Ohio Fund..........................       8/31/97             $   11,000              $    77,000             $        0
                                          8/31/96             $    9,000              $    84,000             $        0
                                          8/31/95             $   13,000              $    86,000             $   49,000
Michigan Fund......................       8/31/97             $    1,000              $     8,000             $        0
                                          8/31/96             $    4,000              $    21,000             $    1,000
                                      3/15/95-8/31/95         $    4,000              $    31,000             $    3,000
New Jersey Fund....................       8/31/97             $    1,000              $         0             $        0
                                          8/31/96             $    2,000              $    12,000             $        0
                                      3/15/95-8/31/95         $    3,000              $    24,000             $    2,000
New York Fund......................       8/31/97             $   42,000              $   219,000             $        0
                                          8/31/96             $   45,000              $   248,000             $   14,000
                                          8/31/95             $   42,000              $   276,000             $    8,000
Pennsylvania Fund..................       8/31/97             $    1,000              $    10,000             $        0
                                          8/31/96             $    1,000              $    10,000             $        0
                                      3/15/95-8/31/95         $    2,000              $    18,000             $    3,000
Texas Fund.........................       8/31/97             $    3,000              $    15,000             $        0
                                          8/31/96             $    3,000              $    22,000             $        0
                                          8/31/95             $    5,000              $    37,000             $        0



CLASS B AND C SHARES. Since the distribution agreement provides for fees charged to Class B and Class C shares that are used by ZKDI to pay for distribution services (see the prospectus under "Investment Manager and Underwriter"), the agreement (the "Plan") is approved and renewed separately for the Class B and Class C shares in accordance with Rule 12b-1 under the Investment Company Act of 1940, which regulates the manner in which an investment company may, directly or indirectly, bear expenses of distributing its shares. Expenses of the Funds and of ZKDI in connection with the Rule 12b-1 plans for the Class B and Class C Shares are set forth below. A portion of the marketing, sales and operating expenses shown below could be considered overhead expense.


                                                                                   COMMISSIONS
                                                       CONTINGENT       TOTAL        PAID BY
                                       DISTRIBUTION     DEFERRED     COMMISSIONS      ZKDI
                                        FEES PAID        SALES         PAID BY       TO ZKDI
                                         BY FUND      CHARGES PAID     ZKDI TO     AFFILIATED
                        FISCAL YEAR      TO ZKDI        TO ZKDI         FIRMS         FIRMS
    CLASS B SHARES      -----------    ------------   ------------   -----------   -----------
Municipal Fund........      1997         $391,000       $88,000       $637,000      $      0
Intermediate Municipal
 Fund.................      1997         $ 32,000       $17,000       $ 25,000      $      0
California Fund.......      1997         $166,000       $46,000       $367,000      $      0
Florida Fund..........      1997         $ 27,000       $ 5,000       $ 64,000      $      0
Michigan Fund.........      1997         $  9,000       $ 2,000       $  3,000      $      0
New Jersey Fund.......      1997         $ 21,000       $ 1,000       $ 27,000      $      0
New York Fund.........      1997         $ 67,000       $ 9,000       $118,000      $      0
Ohio Fund.............      1997         $ 63,000       $28,000       $111,000      $      0
Pennsylvania Fund.....      1997         $ 17,000       $ 7,000       $ 36,000      $      0
Texas Fund............      1997         $  5,000       $     0       $ 21,000      $      0


                                 OTHER DISTRIBUTION EXPENSES PAID BY ZKDI
                        -----------------------------------------------------------
                        ADVERTISING                MARKETING     MISC.
                            AND       PROSPECTUS   AND SALES   OPERATING   INTEREST
                        LITERATURE     PRINTING    EXPENSES    EXPENSES    EXPENSES
    CLASS B SHARES      -----------   ----------   ---------   ---------   --------
Municipal Fund........   $108,000      $ 8,000     $271,000     $39,000    $248,000
Intermediate Municipal
 Fund.................   $  6,000      $     0     $ 14,000     $13,000    $ 26,000
California Fund.......   $ 60,000      $ 4,000     $150,000     $26,000    $120,000
Florida Fund..........   $  7,000      $     0     $ 18,000     $12,000    $ 20,000
Michigan Fund.........   $      0      $     0     $  1,000     $10,000    $  8,000
New Jersey Fund.......   $  5,000      $     0     $ 12,000     $14,000    $ 17,000
New York Fund.........   $ 21,000      $ 2,000     $ 53,000     $16,000    $ 47,000
Ohio Fund.............   $ 18,000      $ 1,000     $ 44,000     $20,000    $ 48,000
Pennsylvania Fund.....   $  6,000      $     0     $ 14,000     $14,000    $ 13,000
Texas Fund............   $  3,000      $     0     $  7,000     $12,000    $  5,000


                                                                                   COMMISSIONS
                                                       CONTINGENT       TOTAL        PAID BY
                                       DISTRIBUTION     DEFERRED     COMMISSIONS      ZKDI
                                        FEES PAID        SALES         PAID BY       TO ZKDI
                                         BY FUND      CHARGES PAID     ZKDI TO     AFFILIATED
                        FISCAL YEAR      TO ZKDI        TO ZKDI         FIRMS         FIRMS
    CLASS B SHARES      -----------    ------------   ------------   -----------   -----------
Municipal Fund........      1996         $285,000       $92,000       $727,000      $ 34,000
Intermediate Municipal
 Fund.................      1996         $ 27,000       $ 4,000       $ 81,000      $  1,000
California Fund.......      1996         $109,000       $69,000       $320,000      $ 29,000
Florida Fund..........      1996         $ 21,000       $ 5,000       $ 37,000      $      0
Michigan Fund.........      1996         $  8,000       $ 1,000       $ 17,000      $  4,000
New Jersey Fund.......      1996         $ 16,000       $17,000       $ 42,000      $      0
New York Fund.........      1996         $ 41,000       $20,000       $144,000      $ 69,000
Ohio Fund.............      1996         $ 48,000       $16,000       $105,000      $      0
Pennsylvania Fund.....      1996         $ 11,000       $ 2,000       $ 29,000      $ 11,000
Texas Fund............      1996         $  3,000       $ 4,000       $  5,000      $      0


                                 OTHER DISTRIBUTION EXPENSES PAID BY ZKDI
                        -----------------------------------------------------------
                        ADVERTISING                MARKETING     MISC.
                            AND       PROSPECTUS   AND SALES   OPERATING   INTEREST
                        LITERATURE     PRINTING    EXPENSES    EXPENSES    EXPENSES
    CLASS B SHARES      -----------   ----------   ---------   ---------   --------
Municipal Fund........   $179,000      $13,000     $384,000     $48,000    $171,000
Intermediate Municipal
 Fund.................   $ 21,000      $ 2,000     $ 42,000     $19,000    $ 19,000
California Fund.......   $ 74,000      $ 5,000     $165,000     $47,000    $ 76,000
Florida Fund..........   $  9,000      $ 1,000     $ 20,000     $18,000    $ 15,000
Michigan Fund.........   $  7,000      $     0     $ 15,000     $11,000    $  7,000
New Jersey Fund.......   $ 15,000      $ 1,000     $ 32,000     $23,000    $ 12,000
New York Fund.........   $ 36,000      $ 3,000     $ 77,000     $19,000    $ 28,000
Ohio Fund.............   $ 29,000      $ 2,000     $ 64,000     $27,000    $ 35,000
Pennsylvania Fund.....   $ 10,000      $ 1,000     $ 19,000     $19,000    $  7,000
Texas Fund............   $  2,000      $     0     $  3,000     $ 4,000    $  3,000


                                                      CONTINGENT                    COMMISSIONS
                                      DISTRIBUTION     DEFERRED         TOTAL       PAID BY ZKDI
                                       FEES PAID     SALES CHARGES   COMMISSIONS      TO ZKDI
                                        BY FUND         PAID TO      PAID BY ZKDI    AFFILIATED
                       FISCAL YEAR      TO ZKDI          ZKDI          TO FIRMS        FIRMS
    CLASS B SHARES     -----------    ------------   -------------   ------------   ------------
Municipal Fund........     1995         $182,000        $62,000        $572,000       $133,000
Intermediate Municipal
 Fund.................     1995         $ 15,000        $ 3,000        $ 79,000       $ 46,000
California Fund.......     1995         $ 58,000        $35,000        $349,000       $158,000
Florida Fund..........     1995         $ 11,000        $ 4,000        $ 48,000       $  5,000
Michigan Fund.........     1995         $  1,000        $     0        $ 23,000       $      0
New Jersey Fund.......     1995         $  3,000        $ 1,000        $ 62,000       $      0
New York Fund.........     1995         $ 19,000        $18,000        $ 75,000       $  4,000
Ohio Fund.............     1995         $ 25,000        $11,000        $157,000       $ 38,000
Pennsylvania Fund.....     1995         $  2,000        $ 1,000        $ 26,000       $      0
Texas Fund............     1995         $  2,000        $     0        $ 13,000       $      0

                                 OTHER DISTRIBUTION EXPENSES PAID BY ZKDI
                        -----------------------------------------------------------
                        ADVERTISING                MARKETING     MISC.
                            AND       PROSPECTUS   AND SALES   OPERATING   INTEREST
                        LITERATURE     PRINTING    EXPENSES    EXPENSES    EXPENSES
    CLASS B SHARES      -----------   ----------   ---------   ---------   --------
Municipal Fund........   $ 68,000      $ 7,000     $308,000     $54,000    $95,000
Intermediate Municipal
 Fund.................   $511,000      $51,000     $ 41,000     $12,000    $ 8,000
California Fund.......   $ 36,000      $ 4,000     $171,000     $30,000    $37,000
Florida Fund..........   $  7,000      $     0     $ 27,000     $13,000    $ 7,000
Michigan Fund.........   $  3,000      $     0     $ 10,000     $ 3,000    $ 1,000
New Jersey Fund.......   $  6,000      $     0     $ 22,000     $ 4,000    $ 2,000
New York Fund.........   $  9,000      $ 1,000     $ 44,000     $15,000    $12,000
Ohio Fund.............   $ 18,000      $ 2,000     $ 76,000     $19,000    $19,000
Pennsylvania Fund.....   $  3,000      $     0     $ 11,000     $ 3,000    $ 1,000
Texas Fund............   $  2,000      $     0     $  6,000     $10,000    $ 2,000

                                                                                       DISTRIBUTION
                                                         CONTINGENT        TOTAL        FEES PAID
                                         DISTRIBUTION     DEFERRED      DISTRIBUTION     BY ZKDI
                                          FEES PAID     SALES CHARGES    FEES PAID       TO ZKDI
                                           BY FUND         PAID TO        BY ZKDI       AFFILIATED
                          FISCAL YEAR      TO ZKDI          ZKDI          TO FIRMS        FIRMS
     CLASS C SHARES       -----------    ------------   -------------   ------------   ------------
Municipal Fund..........     1997          $35,000         $ 2,000        $35,000        $     0
Intermediate Municipal
 Fund...................     1997          $ 6,000         $ 2,000        $ 6,000        $     0
California Fund.........     1997          $10,000         $     0        $ 9,000        $     0
Florida Fund............     1997          $ 3,000         $     0        $ 3,000        $     0
Michigan Fund...........     1997          $ 1,000         $ 1,000        $ 2,000        $     0
New Jersey Fund.........     1997          $ 1,000         $     0        $ 1,000        $     0
New York Fund...........     1997          $16,000         $     0        $20,000        $     0
Ohio Fund...............     1997          $ 3,000         $ 1,000        $ 4,000        $     0
Pennsylvania Fund.......     1997          $ 5,000         $     0        $ 7,000        $     0
Texas Fund..............     1997          $ 2,000         $     0        $ 2,000        $     0


                                   OTHER DISTRIBUTION EXPENSES PAID BY ZKDI
                          -----------------------------------------------------------
                          ADVERTISING                MARKETING     MISC.
                              AND       PROSPECTUS   AND SALES   OPERATING   INTEREST
                          LITERATURE     PRINTING    EXPENSES    EXPENSES    EXPENSES
     CLASS C SHARES       -----------   ----------   ---------   ---------   --------
Municipal Fund..........    $16,000       $1,000      $40,000     $14,000    $17,000
Intermediate Municipal
 Fund...................    $ 4,000       $    0      $ 9,000     $13,000    $ 4,000
California Fund.........    $ 5,000       $    0      $12,000     $11,000    $ 5,000
Florida Fund............    $ 2,000       $    0      $ 6,000     $10,000    $ 2,000
Michigan Fund...........    $ 1,000       $    0      $ 4,000     $13,000    $ 3,000
New Jersey Fund.........    $ 1,000       $    0      $ 2,000     $11,000    $ 1,000
New York Fund...........    $10,000       $1,000      $26,000     $13,000    $ 7,000
Ohio Fund...............    $ 1,000       $    0      $ 4,000     $ 6,000    $ 2,000
Pennsylvania Fund.......    $ 1,000       $    0      $ 2,000     $11,000    $ 3,000
Texas Fund..............    $     0       $    0      $ 1,000     $10,000    $ 3,000


                                                                                       DISTRIBUTION
                                                         CONTINGENT        TOTAL        FEES PAID
                                         DISTRIBUTION     DEFERRED      DISTRIBUTION     BY ZKDI
                                          FEES PAID     SALES CHARGES    FEES PAID       TO ZKDI
                                           BY FUND         PAID TO        BY ZKDI       AFFILIATED
                          FISCAL YEAR      TO ZKDI          ZKDI          TO FIRMS        FIRMS
     CLASS C SHARES       -----------    ------------   -------------   ------------   ------------
Municipal Fund..........     1996          $20,000         $1,000         $34,000         $1,000
Intermediate Municipal
 Fund...................     1996          $ 6,000              0         $ 1,000         $    0
California Fund.........     1996          $ 4,000              0         $ 7,000         $1,000
Florida Fund............     1996          $ 1,000              0         $ 2,000         $    0
Michigan Fund...........     1996          $ 2,000              0         $ 2,000         $    0
New Jersey Fund.........     1996          $ 1,000              0         $     0         $    0
New York Fund...........     1996          $ 6,000              0         $ 8,000         $    0
Ohio Fund...............     1996          $ 2,000              0         $ 1,000         $    0
Pennsylvania Fund.......     1996          $ 4,000              0         $ 3,000         $    0
Texas Fund..............     1996          $ 1,000              0         $ 1,000         $    0


                                   OTHER DISTRIBUTION EXPENSES PAID BY ZKDI
                          -----------------------------------------------------------
                          ADVERTISING                MARKETING     MISC.
                              AND       PROSPECTUS   AND SALES   OPERATING   INTEREST
                          LITERATURE     PRINTING    EXPENSES    EXPENSES    EXPENSES
     CLASS C SHARES       -----------   ----------   ---------   ---------   --------
Municipal Fund..........    $26,000       $2,000      $42,000     $11,000     $9,000
Intermediate Municipal
 Fund...................    $ 4,000       $    0      $ 8,000     $12,000     $2,000
California Fund.........    $ 6,000       $    0      $14,000     $ 2,000     $2,000
Florida Fund............    $ 1,000       $    0      $ 2,000     $ 1,000     $1,000
Michigan Fund...........    $ 4,000       $    0      $ 9,000     $ 9,000     $2,000
New Jersey Fund.........    $     0       $    0      $     0     $ 5,000     $1,000
New York Fund...........    $ 9,000       $1,000      $20,000     $ 2,000     $3,000
Ohio Fund...............    $ 1,000       $    0      $ 3,000     $ 2,000     $1,000
Pennsylvania Fund.......    $ 6,000       $    0      $10,000     $ 8,000     $2,000
Texas Fund..............    $     0       $    0      $     0     $ 2,000     $2,000


                                                                                  DISTRIBUTION
                                                                      TOTAL        FEES PAID
                                                    DISTRIBUTION   DISTRIBUTION     BY ZKDI
                                                     FEES PAID      FEES PAID       TO ZKDI
                                                      BY FUND        BY ZKDI       AFFILIATED
                                     FISCAL YEAR      TO ZKDI        TO FIRMS        FIRMS
          CLASS C SHARES             -----------    ------------   ------------   ------------
Municipal Fund....................      1995           $7,000         $7,000         $1,000
Intermediate Municipal Fund*......      1995           $4,000         $2,000         $    0
California Fund...................      1995           $1,000         $1,000         $    0
Florida Fund......................      1995           $1,000         $    0         $    0
Michigan Fund**...................      1995           $1,000         $    0         $    0
New Jersey Fund**.................      1995           $1,000         $    0         $    0
New York Fund.....................      1995           $1,000         $1,000         $    0
Ohio Fund.........................      1995           $2,000         $1,000         $1,000
Pennsylvania Fund**...............      1995           $1,000         $    0         $    0
Texas Fund........................      1995           $3,000         $3,000         $    0


                                             OTHER DISTRIBUTION EXPENSES PAID BY ZKDI
                                    -----------------------------------------------------------
                                    ADVERTISING                MARKETING     MISC.
                                        AND       PROSPECTUS   AND SALES   OPERATING   INTEREST
                                    LITERATURE     PRINTING    EXPENSES    EXPENSES    EXPENSES
          CLASS C SHARES            -----------   ----------   ---------   ---------   --------
Municipal Fund....................    $4,000        $1,000      $23,000     $11,000     $3,000
Intermediate Municipal Fund*......    $3,000        $    0      $12,000     $ 3,000     $7,000
California Fund...................    $1,000        $    0      $ 4,000     $ 8,000     $1,000
Florida Fund......................    $    0        $    0      $     0     $ 8,000     $    0
Michigan Fund**...................    $1,000        $    0      $ 4,000     $ 2,000     $    0
New Jersey Fund**.................    $1,000        $    0      $ 2,000     $ 1,000     $    0
New York Fund.....................    $1,000        $    0      $ 5,000     $ 8,000     $1,000
Ohio Fund.........................    $1,000        $    0      $ 2,000     $ 8,000     $1,000
Pennsylvania Fund**...............    $1,000        $    0      $ 2,000     $ 1,000     $    0
Texas Fund........................    $2,000        $    0      $ 8,000     $10,000     $2,000


---------------

 * From 11/1/94 to 9/30/95.

** From 3/15/95 to 8/31/95.


ADMINISTRATIVE SERVICES. Administrative services are provided to each Trust under an administrative services agreement ("administrative agreement") with ZKDI. ZKDI bears all its expenses of providing services pursuant to the administrative agreement between ZKI and the Trust, including the payment of service fees. For the services under the administrative agreement, each Fund pays ZKDI an administrative services fee, payable monthly, at the annual rate of up to .25% of average daily net assets of each class of the Fund.

ZKDI enters into related arrangements with various broker-dealer firms and other service or administrative firms ("firms"), that provide services and facilities for their customers or clients who are investors of a Trust. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Trust, assistance to clients in changing dividend and investment options, account designations and addresses and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. With respect to Class A shares, ZKDI pays each firm a service fee, normally payable quarterly, at an annual rate of (a) up to .10% of the net assets in Trust accounts that it maintains and services attributable to Class A shares acquired prior to October 1, 1993, and (b) up to .25% of the net assets in Trust accounts that it maintains and services attributable to Class A shares acquired on or after October 1, 1993, in each case commencing with the month after investment. With respect to Class B and Class C shares, ZKDI currently advances to firms the first-year service fee at a rate of up to .25% of the purchase price of such shares. For periods after the first year, ZKDI currently intends to pay firms a service fee at an annual rate of up to .25% (calculated monthly and normally paid quarterly) of the net assets attributable to Class B and Class C shares maintained and serviced by the firm and the fee continues until terminated by ZKDI or the Trust. Firms to which service fees may be paid include broker-dealers affiliated with ZKDI. The administrative services fee may be increased to an annual rate of .25% of average daily net assets of any class of the Trust in the discretion of the Board of Trustees and without shareholder approval.



The following information concerns the administrative services fee paid by each Fund for the fiscal years ended 1997, 1996 and 1995:



                                                                                TOTAL SERVICE FEES            SERVICE FEES
                                               ADMINISTRATIVE SERVICE FEES     PAID BY ADMINISTRATOR     PAID BY ADMINISTRATOR
                                                      PAID BY FUND                   TO FIRMS          TO KEMPER AFFILIATED FIRMS
                                             -------------------------------   ---------------------   --------------------------
            FUND               FISCAL YEAR    CLASS A     CLASS B    CLASS C
            ----               -----------    -------     -------    -------
Municipal....................     1997       $5,237,000   $130,000   $12,000        $5,402,000                  $18,000
Intermediate Municipal.......     1997       $   37,000   $ 10,000   $ 2,000        $   48,000                  $     0
California...................     1997       $1,659,000   $ 55,000   $ 4,000        $1,726,000                  $     0
Florida......................     1997       $  179,000   $  9,000   $ 1,000        $  191,000                  $ 2,000
Michigan.....................     1997       $    5,000   $  3,000   $     0        $    8,000                  $     0
New Jersey...................     1997       $    4,000   $  7,000   $     0        $   11,000                  $     0
New York.....................     1997       $  491,000   $ 23,000   $ 5,000        $  522,000                  $19,000
Ohio.........................     1997       $   60,000   $ 21,000   $ 1,000        $   84,000                  $     0
Pennsylvania.................     1997       $    6,000   $  5,000   $ 1,000        $   14,000                  $     0
Texas........................     1997       $   22,000   $  2,000   $     0        $   25,000                  $     0



                                                                                TOTAL SERVICE FEES            SERVICE FEES
                                               ADMINISTRATIVE SERVICE FEES     PAID BY ADMINISTRATOR     PAID BY ADMINISTRATOR
                                                       PAID BY FUND                  TO FIRMS          TO KEMPER AFFILIATED FIRMS
                                              ------------------------------   ---------------------   --------------------------
             FUND               FISCAL YEAR    CLASS A     CLASS B   CLASS C
             ----               -----------    -------     -------   -------
Municipal.....................     1996       $5,178,000   $94,000   $9,000         $5,307,000                  $198,000
Intermediate Municipal........     1996       $   31,000   $ 9,000   $1,000         $   43,000                  $  1,000
California....................     1996       $1,618,000   $36,000   $1,000         $1,651,000                  $ 60,000
Florida.......................     1996       $  189,000   $ 7,000   $    0         $  194,000                  $  8,000
Michigan......................     1996       $    5,000   $ 7,000   $    0         $    7,000                  $      0
New Jersey....................     1996       $    6,000   $ 5,000   $    0         $   10,000                  $      0
New York......................     1996       $  494,000   $14,000   $2,000         $  510,000                  $ 28,000
Ohio..........................     1996       $   52,000   $16,000   $1,000         $   70,000                  $      0
Pennsylvania..................     1996       $    4,000   $ 4,000   $1,000         $    9,000                  $  1,000
Texas.........................     1996       $   24,000   $ 1,000   $    0         $   25,000                  $      0

                                                                                TOTAL SERVICE FEES            SERVICE FEES
                                               ADMINISTRATIVE SERVICE FEES     PAID BY ADMINISTRATOR     PAID BY ADMINISTRATOR
                                                       PAID BY FUND                  TO FIRMS          TO KEMPER AFFILIATED FIRMS
                                              ------------------------------   ---------------------   --------------------------
             FUND               FISCAL YEAR    CLASS A     CLASS B   CLASS C
             ----               -----------    -------     -------   -------
Municipal.....................     1995       $4,789,000   $61,000   $2,000         $4,859,000                  $934,000
Intermediate Municipal*.......     1995       $   14,000   $ 5,000   $1,000         $   22,000                  $  8,000
California....................     1995       $1,482,000   $19,000   $    0         $1,516,000                  $264,000
Florida.......................     1995       $  172,000   $ 4,000   $    0         $  176,000                  $  6,000
Michigan**....................     1995       $    1,000   $ 1,000   $    0         $    3,000                  $      0
New Jersey**..................     1995       $    2,000   $ 1,000   $    0         $    6,000                  $      0
New York......................     1995       $  455,000   $ 6,000   $    0         $  456,000                  $ 13,000
Ohio..........................     1995       $   29,000   $ 7,000   $    0         $   52,000                  $ 27,000
Pennsylvania**................     1995       $        0   $ 1,000   $    0         $    2,000                  $      0
Texas.........................     1995       $   23,000   $ 1,000   $1,000         $   25,000                  $  2,000


---------------

 * From 11/1/94 to 9/30/95.


** From 3/15/95 to 8/31/95.



ZKDI also may provide some of the above services and may retain any portion of the fee under the administrative agreement not paid to firms to compensate itself for administrative functions performed for a Trust. Currently, the administrative services fee payable to ZKDI is based only upon Trust assets in accounts for which a firm provides administrative services and it is intended that ZKDI will pay all the administrative services fees that it receives from the Fund to firms in the form of service fees. The effective administrative services fee rate to be charged against all assets of the Trust while this procedure is in effect will depend upon the proportion of Trust assets that is in accounts for which there is a firm of record, as well as, with respect to Class A shares, the date when shares representing such assets were purchased. The Board of Trustees of a Trust, in its discretion, may approve basing the fee to ZKDI on all Trust assets in the future.



Certain trustees or officers of the Trusts are also directors or officers of ZKI or ZKDI as indicated under "Officers and Trustees."



CUSTODIAN AND SHAREHOLDER SERVICE AGENT. Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105, as custodian, and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have custody of all securities and cash of the Trusts. They attend to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Trusts. IFTC is also the Trusts' transfer agent and dividend-paying agent. Pursuant to a services agreement with IFTC, Zurich Kemper Service Company ("ZKSvC"), an affiliate of ZKI, serves as "Shareholder Service Agent" of each Trust and, as such, performs all of IFTC's duties as transfer agent and dividend paying agent. IFTC receives as transfer agent, and pays to ZKSvC annual account fees at a maximum rate of $8 per account plus account set up, transaction and maintenance charges, annual fees associated with the contingent deferred sales charge (Class B only) and out-of-pocket expense reimbursement. IFTC's fee is reduced by certain earnings credits in favor of each Trust. For the National Trust for the fiscal year ended September 30, 1997, IFTC remitted shareholder service fees in the amount of $1,595,000 to ZKSvC as Shareholder Service Agent. For the State Trust for the fiscal year ended August 31, 1997, IFTC remitted shareholder service fees in the amount of $583,000 to ZKSvC as Shareholder Service Agent.


INDEPENDENT AUDITORS AND REPORTS TO SHAREHOLDERS. Each Trust's independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on such Trust's annual financial statements, review certain regulatory reports and such Trust's federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.


LEGAL COUNSEL Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601, serves as legal counsel to each Fund.

PORTFOLIO TRANSACTIONS

ZKI and its affiliates furnish investment management services for the Kemper Funds and other clients including affiliated insurance companies. These entities share some common research and trading facilities. At times investment decisions may be made to purchase or sell the same investment securities for a Fund and for one or more of the other clients managed by ZKI or its affiliates. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security through the same trading facility, the transactions are allocated as to amount and price in a manner considered equitable to each.

National securities exchanges have established limitations governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions. These position limits may restrict the number of options a Fund will be able to write on a particular security.

The above mentioned factors may have a detrimental effect on the quantities or prices of securities, options and futures contracts available to a Trust. On the other hand, the ability of a Trust to participate in volume transactions may produce better executions for a Trust in some cases. The Board of Trustees of each Trust believes that the benefits of ZKI's organization outweigh any limitations that may arise from simultaneous transactions or position limitations.

ZKI, in effecting purchases and sales of portfolio securities for the account of a Trust, will implement each Trust's policy of seeking best execution of orders. ZKI may be permitted to pay higher brokerage commissions for research services as described below. Consistent with this policy, orders for portfolio transactions are placed with broker-dealer firms giving consideration to the quality, quantity and nature of each firm's professional services, which include execution, financial responsibility, responsiveness clearance procedures, wire service quotations and statistical and other research information provided to the Trust and ZKI and its affiliates. Subject to the policy of seeking best execution of an order, brokerage is allocated on the basis of all services provided. Any research benefits derived are available for all clients of ZKI and its affiliates. In selecting among firms believed to meet the criteria for handling a particular transaction, ZKI may give consideration to those firms that have sold or are selling shares of the Funds and of other funds managed by ZKI or its affiliates, as well as to those firms that provide market, statistical and other research information to the Trusts and ZKI and its affiliates, although ZKI is not authorized to pay higher commissions or, in the case of principal trades, higher prices to firms that provide such services, except as described below.

ZKI may in certain instances be permitted to pay higher brokerage commissions solely for receipt of market, statistical and other research services as defined in Section 28(e) of the Securities Exchange Act of 1934 and interpretations thereunder. Such services may include, among other things: economic, industry or company research reports or investment recommendations; computerized databases; quotation and execution equipment and software; and research or analytical computer software and services. Where products or services have a "mixed use," a good faith effort is made to make a reasonable allocation of the cost of the products or services in accordance with the anticipated research and non-research uses and the cost attributable to non-research use is paid by ZKI or one of its affiliates in cash. Subject to Section 28(e) and procedures adopted by the Board of Trustees of each Trust, a Fund could pay a firm that provides research services, commissions for effecting a securities transaction for the Fund in excess of the amount other firms would have charged for the transaction if ZKI determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing firm viewed in terms either of a particular transaction or ZKI's overall responsibilities to the Fund and other clients. Not all of such research services may be useful or of value in advising a particular Fund. Research benefits will be available for all clients of ZKI and its affiliates. The investment management fee paid by a Fund to ZKI is not reduced because these research services are received.

The table below shows total brokerage commissions paid by each Fund then existing for the last three fiscal years and for the most recent fiscal year, the percentage thereof that was allocated to firms based upon research information provided.


                                                       ALLOCATED TO FIRMS
                                                       BASED ON RESEARCH
                FUND                    FISCAL 1997      IN FISCAL 1997      FISCAL 1996    FISCAL 1995    FISCAL 1994
                ----                    -----------    ------------------    -----------    -----------    -----------
Municipal...........................    $5,069,000             0%             4,987,000      4,309,000     $4,657,000
Intermediate........................    $   32,000             0%                37,000              0            N/A
California..........................    $1,463,000             0%             1,430,000        717,000     $        0
Florida.............................    $  204,000             0%               269,000        122,000     $  320,000
Michigan............................    $    3,000             0%                10,000          4,000            N/A
New Jersey..........................    $    8,000             0%                 9,000          4,000            N/A
New York............................    $  594,000             0%               546,000        303,000     $  534,000
Ohio................................    $   48,000             0%                79,000         65,000     $   68,000
Pennsylvania........................    $   15,000             0%                13,000          2,000            N/A
Texas...............................    $   10,000             0%                35,000         20,000     $   27,000


PURCHASE AND REDEMPTION OF SHARES

As described in the Trusts' prospectus, shares of a Fund are sold at their public offering price, which is the net asset value per share of the Fund next determined after an order is received in proper form plus, with respect to Class A shares, an initial sales charge. The minimum initial investment is $1,000 and the minimum subsequent investment is $100 but such minimum amounts may be changed at any time. See the prospectus for certain exceptions to these minimums. An order for the purchase of shares that is accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Trust determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance. The amount received by a shareholder upon redemption or repurchase may be more or less than the amount paid for such shares depending on the market value of a Trust's portfolio securities at the time.

Upon receipt by the Shareholder Service Agent of a request for redemption, shares of a Fund will be redeemed by the Trust at the applicable net asset value per share of such Fund as described in the Trusts' prospectus.

Scheduled variations in or the elimination of the initial sales charge for purchases of Class A shares or the contingent deferred sales charge for redemptions of Class B shares or Class C shares by certain classes of persons or through certain types of transactions as described in the prospectus, are provided because of anticipated economies in sales and sales related efforts.

A Trust may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Trust's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of a Trust's shareholders.

The conversion of Class B shares to Class A shares may be subject to the continuing availability of an opinion of counsel, ruling by the Internal Revenue Service or other assurance acceptable to each Fund to the effect that (a) the assessment of the distribution services fee with respect to Class B shares and not Class A shares does not result in the Fund's dividends constituting "preferential dividends" under the Internal Revenue Code, and (b) that the conversion of Class B shares to Class A shares does not constitute a taxable event under the Internal Revenue Code. The conversion of Class B shares to Class A shares may be suspended if such assurance is not available. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the distribution services fee for an indefinite period that may extend beyond the proposed conversion date as described in the prospectus.

OFFICERS AND TRUSTEES


The officers and trustees of the Trusts, their birthdates, their principal occupations and their affiliations, if any, with ZKI, the Trusts' investment manager and ZKDI, the Trusts' principal underwriter, are as follows (The number following each person's title is the number of investment companies managed by ZKI and its affiliates, for which he or she holds similar positions):



DAVID W. BELIN (6/20/28), Trustee (26), 2000 Financial Center, 7th and Walnut, Des Moines, Iowa; Member, Belin Lamson McCormick Zumbach Flynn, P.C. (attorneys).



LEWIS A. BURNHAM (1/8/33), Trustee (26), 16410 Avila Boulevard, Tampa, Florida; Director, Management Consulting Services, McNulty & Company; formerly, Executive Vice President, Anchor Glass Container Corporation.



DONALD L. DUNAWAY (3/8/37), Trustee (26), 7515 Pelican Bay Boulevard, Naples, Florida; Retired; formerly, Executive Vice President, A.O. Smith Corporation (diversified manufacturer).



ROBERT B. HOFFMAN (12/11/36), Trustee (26), 800 North Lindbergh Boulevard, St. Louis, Missouri; Vice Chairman, Monsanto Company (chemical products); formerly, Vice President, FMC Corporation (manufacturer of machinery and chemicals); prior thereto, Director, Executive Vice President and Chief Financial Officer, Staley Continental, Inc. (food products).



DONALD R. JONES (1/17/30), Trustee (26), 182 Old Wick Lane, Inverness, Illinois; Retired; Director, Motorola, Inc. (manufacturer of electronic equipment and components); formerly, Executive Vice President and Chief Financial Officer, Motorola, Inc.



SHIRLEY D. PETERSON (9/3/41), Trustee (26), 401 Rosemont Avenue, Frederick, Maryland; President, Hood College, Maryland; formerly, Partner, Steptoe and Johnson (attorneys); prior thereto, Commissioner of Internal Revenue Service; prior thereto, Assistant Attorney General, U.S. Department of Justice; Director Bethlehem Steel Corp.



WILLIAM P. SOMMERS (7/22/33), Trustee (26), 333 Ravenswood Avenue, Menlo Park, California; President and Chief Executive Officer, SRI International (research and development); formerly, Executive Vice President, Iameter (medical information and educational service provider); prior thereto, Senior Vice President and Director, Booz, Allen & Hamilton Inc. (management consulting firm) (retired); Director, Rohr, Inc., Therapeutic Discovery Corp. and Litton Industries.



STEPHEN B. TIMBERS (8/8/44), President and Trustee*(39), 222 South Riverside Plaza, Chicago, Illinois; President, Chief Executive Officer, Chief Investment Officer and Director, ZKI; Director, ZKDI, Zurich Kemper Value Advisors, Inc. and LTV Corporation; formerly, President and Chief Operating Officer of Kemper Corporation.



JOHN E. NEAL (3/9/50), Vice President*(39), 222 South Riverside Plaza, Chicago, Illinois; President, Kemper Funds Group, a unit of ZKI; Director, ZKI, Zurich Kemper Value Advisors, Inc. and ZKDI.



CHARLES R. MANZONI, JR. (1/23/47), Vice President*(39), 222 South Riverside Plaza, Chicago, Illinois; Executive Vice President, Secretary and General Counsel of ZKI; Secretary, ZKI Holding Corp.; Secretary, ZKI Agency, Inc.; formerly, Partner, Gardner, Carton & Douglas (attorneys).



ROBERT C. PECK, JR. (10/1/46), Vice President*(16), 222 South Riverside Plaza, Chicago, Illinois; Executive Vice President, Chief Investment Officer - Fixed Income, ZKI; formerly, Executive Vice President and Chief Investment Officer with an unaffiliated investment management firm from 1988 to June 1997.

CHRISTOPHER J. MIER (8/11/56), Vice President*(4), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, ZKI.


JEROME L. DUFFY (6/29/36), Treasurer*(39), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, ZKI.



PHILIP J. COLLORA (11/15/45), Vice President and Secretary*(39), 222 South Riverside Plaza, Chicago, Illinois; Attorney, Senior Vice President and Assistant Secretary, ZKI.



ELIZABETH C. WERTH (10/1/47), Assistant Secretary*(32), 222 South Riverside Plaza, Chicago, Illinois; Vice President and Director of State Registrations, ZKI.


* Interested persons as defined in the Investment Company Act of 1940.


The trustees and officers who are "interested persons" as designated above receive no compensation from the Funds. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons" during each Trust's 1997 fiscal year except that the information in the last column is for calendar year 1996.



                                       AGGREGATE COMPENSATION                 PENSION OR
                                             FROM FUNDS                   RETIREMENT BENEFITS        TOTAL COMPENSATION
                                  ---------------------------------         ACCRUED AS PART             FROM TRUSTS
       NAME OF TRUSTEE            NATIONAL TRUST        STATE TRUST        OF FUND EXPENSES          PAID TO TRUSTEES**
       ---------------            --------------        -----------       -------------------        ------------------
David W. Belin*...............        $11,800              7,100                   0                      143,400
Lewis A. Burnham..............        $ 6,900              4,300                   0                       88,800
Donald L. Dunaway*............        $11,700              7,300                   0                      141,200
Robert B. Hoffman.............        $ 6,900              4,500                   0                       92,100
Donald R. Jones...............        $ 7,100              4,600                   0                       92,100
Shirley D. Peterson...........        $ 6,700              4,300                   0                       89,800
William P. Sommers............        $ 6,500              4,100                   0                       87,500


---------------

    * Includes current fees deferred and interest pursuant to deferred compensation agreements with the Funds. Deferred amounts accrue interest monthly at a rate equal to the yield of Zurich Money Funds -- Zurich Money Market Fund. Total deferred fees and interest accrued for the latest and all prior fiscal years are $83,100 and $55,600 for Mr. Belin and $57,200 and $40,500 for Mr. Dunaway from National and State Trusts, respectively.



   ** Includes compensation for service on the boards of 24 Kemper funds with 41 fund portfolios. Each trustee currently serves as a trustee of 23 Kemper funds with 40 fund portfolios.



As of October 31, 1997, the officers and trustees of each Trust, as a group, owned less than 1% of the then outstanding shares of each Fund. As of October 31, 1997, no shareholder owned of record more than 5% of any class of outstanding shares of the Funds except as follows:



        FUND                         NAME AND ADDRESS                    CLASS            PERCENTAGE
        ----                         ----------------                    -----            ----------
Kemper Municipal
Bond Fund                     National Financial Service                   B                 8.56%
                              Corp.
                              One World Financial Center
                              200 Liberty Street
                              New York, NY 10281
                              National Financial Service                   C                 6.61
                              Corp.
                              One World Financial Center
                              200 Liberty Street
                              New York, NY 10281

        FUND                         NAME AND ADDRESS                    CLASS            PERCENTAGE
        ----                         ----------------                    -----            ----------
                              Donald Isherwood & Lynn                      C                 6.54%
                              Isherwood
                              5324 Birch Road
                              Plover, WI
                              Alex Brown Incorporated                      C                 8.94
                              PO Box 1346
                              Baltimore, MD 21203
                              Salvation Army Federal                       I                99.96
                              Tax-Free Trust Pool
                              One International Place
                              Boston, MA 02110
Kemper Intermediate
Municipal Bond Fund           Phillips & Martin Company                    A                 6.47
                              228 E. Lake Street
                              Addison, IL 60101
                              Woodstock A Partnership                      A                 9.21
                              c/o Wood County Trust Co.
                              181 2nd St.
                              Wisconsin Rapids, WI 54494
                              Brian L. Johnson &                           A                 7.48
                              Joan M. Johnson JTWROS
                              PO Box 408
                              Spooner, WI 54801
                              GK Anagement                                 A                 6.37
                              15700 Lathrop Avenue
                              Harvey, IL 60426
                              CitiCorp Securities Services                 B                 7.18
                              111 Wall Street
                              New York, NY 10005
                              Mall Family 1993 Trust                       B                 5.53
                              P.O. Box 1148
                              Modesto, CA 95353
                              Donald Lufkin Jenrette                       B                 5.96
                              P.O. Box 2052
                              Jersey City, NJ 07303
                              Ronald Rach & Marilyn Rach                   B                 7.73
                              JTWROS
                              5737 S. Mason
                              Chicago, IL 60638

        FUND                         NAME AND ADDRESS                    CLASS            PERCENTAGE
        ----                         ----------------                    -----            ----------
                              Painewebber for the Benefit of               B                20.04%
                              Granada Insurance Company
                              3911 SW 67th Avenue
                              Miami, FL 33155
                              National Financial Services                  C                19.42
                              Corp.
                              One World Financial Center
                              200 Liberty Street
                              New York, NY 10281
                              Orsolina Gigante                             C                13.06
                              232 Thayer St.
                              River Vale, NJ 07675
                              Anthony B. Gigante                           C                13.06
                              232 Thayer St.
                              River Vale, NJ 07675
                              Painewebber                                  C                 6.17
                              Charlene Michel                              C                 5.06
                              23560 Western Ave.
                              Park Forest, IL 60466
                              William Denaer                               C                 5.11
                              11202 Mandel Ct.
                              Westchester, IL 60154
Kemper CA Tax-Free
Income Fund                   Smith Barney Inc.                            A                 6.43
                              388 Greenwich Street
                              New York, NY 10013
                              National Financial Services                  B                11.86
                              Corp.
                              One World Financial Center
                              200 Liberty Street
                              New York, NY 10281
                              Donaldson Lufkin Jenrette                    B                 6.35
                              P.O. Box 2052
                              Jersey City, NJ
                              MLPF&S                                       B                 5.82
                              4800 Deer Lake Dr.
                              Jacksonville, FL 32246
                              National Financial Services                  C                 9.04
                              Corp.
                              One World Financial Center
                              200 Liberty Street
                              New York, NY 10281
                              MLPF&S                                       C                10.27
                              4800 Deer Lake Dr. East
                              Jacksonville, FL 32246

        FUND                         NAME AND ADDRESS                    CLASS            PERCENTAGE
        ----                         ----------------                    -----            ----------
                              Elizabeth L. Erlandson                       C                10.71%
                              P.O. Box 2500
                              Maryland Hts., MO 63043
                              Backs Family Trust                           C                 8.82
                              2323 E. Austin
                              Fresno, CA 93726
                              Linderman Family                             C                 6.38
                              1057 E. Knollcrest Dr.
                              Covina, CA 91724
                              Alexander & Georgina Chuck                   C                 8.92
                              6595 Monterey Rd.
                              Gilroy, CA 95020
                              Alfred Defrancesco and Delores               C                 8.98
                              Defrancesco
                              P.O. Box 605
                              Gilroy, CA 95021
Kemper NY Tax-Free
Income Fund                   National Financial Service                   A                12.26
                              Corp.
                              One World Financial Center
                              200 Liberty Street
                              New York, New York 10281
                              National Financial Service                   B                 7.05
                              Corp.
                              One World Financial Center
                              200 Liberty Street
                              New York, NY 10281
                              Painewebber FBO                              C                 8.95
                              Mrs. Diana Riklis
                              1020 Park Ave.
                              New York, NY 10028
                              MLPF&S                                       C                18.30
                              4800 Deer Lake Drive East
                              Jacksonville, FL 32246
                              Josephine Benfatti & Florence                C                 6.99
                              Benfatti JTWROS
                              2017 Kimball St.
                              Brooklyn, NY 11234
                              Painewebber FBO                              C                 7.02
                              Le Boeuf A La Mode
                              539 East 81st Street
                              New York, NY 10028

        FUND                         NAME AND ADDRESS                    CLASS            PERCENTAGE
        ----                         ----------------                    -----            ----------
Kemper FL Tax-Free
Income Fund                   MLPF&S                                       A                 7.75%
                              4800 Deer Lake Dr. East 3rd Fl.
                              Jacksonville, FL 32246
                              National Financial Service                   B                13.85
                              Corp.
                              One World Financial Center
                              200 Liberty Street
                              New York, NY 10281
                              Prudential Securities Inc. FBO               B                 9.19
                              Mrs. Katherine B. Harrington
                              3101 NE 57th Ct.
                              Ft. Lauderdale, FL 33308
                              MLPF&S                                       B                10.79
                              4800 Deer Lake Dr. East
                              Jacksonville, FL 32246
                              MLPF&S                                       C                27.62
                              4800 Deer Lake Dr. East
                              Jacksonville, FL 32246
                              Susan H. Wallace                             C                10.99
                              260 Rafael Blvd NE
                              St. Petersburg, FL 33704
                              National Financial Service                   C                13.59
                              Corp.
                              One World Financial Center
                              200 Liberty Street
                              New York, NY 10281
                              Southwest Securities Inc.                    C                39.12
                              Box 509002
                              Dallas, TX 75250
Kemper OH Tax-Free
Income Fund                   National Financial Service                   A                11.81
                              Corp.
                              One World Financial Center
                              200 Liberty Street
                              New York, NY 10281
                              John M. Wilson & Patricia                    A                 6.64
                              Wilson
                              PO Box 386
                              Aurora, OH 44202
                              Smith Barney Inc.                            B                 7.32
                              388 Greenwich Street
                              New York, NY 10013

        FUND                         NAME AND ADDRESS                    CLASS            PERCENTAGE
        ----                         ----------------                    -----            ----------
                              BHC Securities Inc.                          B                42.55%
                              2005 Market Street
                              Philadelphia, PA 19103
                              National Financial Service                   B                13.70
                              Corp.
                              One World Financial Center
                              200 Liberty Street
                              New York, New York 10281
                              Smith Barney Inc.                            C                 6.24
                              388 Greenwich Street
                              New York, NY 10013
                              MLPF&S                                       C                33.71
                              4800 Deer Lake Dr. East
                              Jacksonville, FL 32246
                              John R. Bender                               C                 5.28
                              645 Georgetown Ave.
                              Elyria, OH 44035
                              Jay M. Simpson & Valerie                     C                13.83
                              Stocklin JTWROS
                              7825 N. Dixie Ste. A
                              Dayton, OH 45414
                              Joseph E. Mahlmeister                        C                 6.70
                              PO Box 210
                              Trenton, OH 45067
                              Marjorie M. Freytag                          C                15.97
                              Rt. 362
                              Minster, OH 45865
                              Spartan Corporation                          C                 6.68
                              35 Enterprise Drive
                              Middletown, OH 45844
                              Elton W. Geist Trust                         C                 6.24
                              12550 Lake Ave. Ste. 205
                              Lakewood, OH 44107
Kemper TX Tax-Free
Income Fund                   Ernst & Co                                   B                19.68
                              One Battery Park Plaza
                              New York, NY 10004
                              Marjorie M. Nugent                           B                 6.32
                              800 S. Avondale
                              Amarillo, TX 77106
                              MLPF&S                                       B                 8.79
                              4800 Deer Lake Dr. East
                              Jacksonville, FL 32246

        FUND                         NAME AND ADDRESS                    CLASS            PERCENTAGE
        ----                         ----------------                    -----            ----------
                              Everen Clearing Corp.                        B                28.20%
                              111 East Kilbourn Avenue
                              Milwaukee, WI 53202
                              PaineWebber                                  B                 5.79
                              9165 Westview
                              Houston, TX 77055
                              Charles D. Hayes & Gelinda                   B                 7.89
                              Hayes
                              22503 Holly Creek Trail
                              Tomball, TX 77375
Kemper MI Tax-Free
Income Fund                   Lynda L. Ufer                                A                 6.16
                              25712 Graceland Circle
                              Dearborn Heights, MI 48125
                              Jeanne M. Pinardi                            A                 5.23
                              11034 Arder
                              Livonia, MI 48150
                              Prudential Securities FBO                    A                 7.68
                              Milton E. Muelder
                              1133 Southlawn
                              East Lansing, MI 48823
                              Lloyd J. McIntyre                            A                 7.14
                              1911 N. Miller Road
                              Saginaw, MI 48609
                              Ann M. Wassel                                B                 5.02
                              13999 Cranston
                              Livonia, MI 48154
                              Donald R. Blanchard                          B                 5.54
                              300 Grove
                              Box 185
                              Crystal, MI 48818
                              Melvin E. Potter                             B                 7.48
                              28311 Franklin Rd.
                              Southfield, MI 48034
                              Jane Broecker &                              B                 5.55
                              Herbert A. Broecker
                              9616 Alger Drive
                              Brighton, MI 48114
                              Dorothy M. Converse                          B                 8.90
                              201 S. Mall Dr.
                              Lansing, MI 48911

        FUND                         NAME AND ADDRESS                    CLASS            PERCENTAGE
        ----                         ----------------                    -----            ----------
                              Karen L. Pearce                              B                 9.01%
                              6484 Stonebrook Lane
                              Flushing, MI 48433
                              Clayton Lowrey                               B                 5.08
                              4912 Bennet Rd.
                              Saranac, MI 48881
                              Clinton P. Hardy Trust                       B                 8.01
                              4 Orchard Way North
                              Rockville, MD 20854
                              James R. Volstromer &                        C                58.74
                              Diane C. Volstromer Trust
                              145 Sunset Dr.
                              Dowling, MI 49050
                              MaryJane Fauls Trust                         C                19.48
                              22942 Playview St.
                              St. Clair Shores, MI 48082
                              Daniel M. Weikel                             C                13.00
                              1221 Ruddiman
                              Muskegon, MI 49445
Kemper NJ Tax-Free
Income Fund                   Wheat First FBO                              A                 8.16
                              T W Nelson
                              827 Highland Ave
                              Westfield, NJ 07090
                              Samuel B. Kardon                             A                 5.62
                              PO Box 519
                              Pine Plains, NY 12567
                              Agnes B. Cywinski                            A                 7.40
                              18 Springfield Ave.
                              Cranford, NJ 07016
                              Philip C. Gustafson &                        A                 5.82
                              Elaine S. Gustafson
                              108 Meadow View Ave.
                              Linwood, NJ
                              Robert L. Vignolo                            A                 5.50
                              842 Kimball Ave.
                              Westfield, NJ 07090
                              BHC Securities, Inc.                         A                 5.85
                              2005 Market Street
                              Philadelphia PA 19103

        FUND                         NAME AND ADDRESS                    CLASS            PERCENTAGE
        ----                         ----------------                    -----            ----------
                              John R. Rosselli                             B                10.43%
                              PO Box 3056
                              Newton, NJ 07860
                              BHC Securities, Inc.                         B                15.95
                              One Commerce Square
                              2005 Market Street Ste. 1200
                              Philadelphia, PA 19103
                              MLPF&S                                       B                 5.14
                              4800 Deer Lake Dr. East
                              Jacksonville, FL 32246
                              Lisa R. Caprioni                             C                 5.53
                              22 Arlene Dr.
                              W. Long Branch, NJ 07764
                              Philip Evertz                                C                49.05
                              31 Arthur Terrace
                              Hackettstown, NJ 07840
                              Smith Barney, Inc.                           C                 7.95
                              388 Greenwich Street
                              New York, NY 10013
                              Carol Leick & Albert Leick                   C                 9.55
                              339 Willow Dr.
                              Union, NJ 07083
                              Painewebber                                  C                11.89
                              228 Johnson Avenue
                              Hackensack, NJ 07601
Kemper PA Tax-Free
Income Fund                   National Financial Service                   A                37.20
                              Corp.
                              One World Financial Center
                              200 Liberty Street
                              New York, NY 10281
                              MLPF&S                                       B                10.83
                              4800 Deer Lake Dr.
                              Jacksonville, FL
                              National Financial Service                   B                17.51
                              Corp.
                              One World Financial Center
                              200 Liberty Street
                              New York, NY 10281
                              Wheat First FBO                              B                10.77
                              Olga Y. Hyde
                              3300 Darby Rd.
                              Haverford, PA 19041

        FUND                         NAME AND ADDRESS                    CLASS            PERCENTAGE
        ----                         ----------------                    -----            ----------
                              BHC Securities, Inc.                         B                10.80%
                              2005 Market Street Ste. 1200
                              Philadelphia, PA 19103
                              National Financial Service                   C                62.22
                              Corp.
                              One World Financial Center
                              200 Liberty Street
                              New York, NY 10281
                              Joseph C. Ciccone                            C                24.18
                              and Margaret Ciccone
                              204 Westminster Dr.
                              Coraopolis, PA 15108
                              BHC Securities, Inc.                         C                 8.57
                              2005 Market Street
                              Philadelphia, PA 19103


SHAREHOLDER RIGHTS

Each Trust generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of each Trust ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the 1940 Act; (c) any termination of the Trust, a Fund or a class to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Trust, or any registration of the Trust with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) a Trust will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of a Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Declaration of Trust of each Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of a Trust could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of independent auditors. Some matters requiring a larger vote under the Declaration of Trust of a Trust, such as termination or reorganization of the Trust and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Declaration of Trust of each Trust specifically authorizes the Board of Trustees to terminate the Trust or any Fund or class by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of a Trust. The Declaration of Trust of each Trust, however, disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the trustees. Moreover, the Declaration of Trust of each Trust provides for indemnification out of Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust and the Trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by ZKI remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations.

APPENDIX--RATINGS OF INVESTMENTS

The four highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal bonds are Aaa, Aa, A and Baa. Municipal bonds rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to municipal bonds which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat larger than Aaa rated municipal bonds. The Aaa and Aa rated municipal bonds comprise what are generally known as "high grade bonds." Municipal bonds which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A rated municipal bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Municipal bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest coverage and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Municipal bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Municipal bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Municipal bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Municipal bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Municipal bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

The four highest ratings of Standard & Poor's Corporation ("S&P") for municipal bonds are AAA, AA, A and BBB. Municipal bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this capacity than for bonds in higher rated categories. Municipal bonds rated BB, B, CCC, CC or C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. The rating CI is reserved for income bonds on which no interest is being paid. Bonds rated D are in default and payment of interest and/or repayment of principal is in arrears.

The four highest ratings of Fitch Investors Service, Inc. ("Fitch") for municipal bonds are AAA, AA, A and BBB. Municipal bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue. Bonds rated CCC have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment. Bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time. Bonds rated C are in imminent default in payment of interest or principal. Bonds rated DDD, DD and D are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

The four highest ratings of Duff & Phelps Credit Rating Co. ("Duff") for municipal bonds are AAA, AA, A and BBB. Bonds rated AAA have the highest rating assigned by Duff to a debt obligation. They are of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt. Bonds rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. Bonds rated A have protection factors that are average but adequate. However, risk factors are more variable and greater in periods of economic stress. Bonds rated BBB have below average protection factors but are still considered sufficient for prudent investment. They have considerable volatility in risk during economic cycles. Bonds rated BB are below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category. Bonds rated B are below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade. Bonds rated CCC are well below investment grade securities. Considerable uncertainty exists as to timely payment of principal or interest. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments. Bonds rated D are in default. The issuer failed to meet scheduled principal and/or interest payments.

The "debt securities" included in the discussions of temporary investments are corporate (as opposed to municipal) debt obligations rated AAA, AA or A by S&P or Aaa, Aa or A by Moody's. Corporate debt obligations rated AAA by S&P are "highest grade obligations." Obligations bearing the rating of AA also qualify as "high grade obligations" and "in the majority of instances differ from AAA issues only in small degree." Corporate debt obligations rated A by S&P are regarded as "upper medium grade" and have "considerable investment strength, but are not entirely free from adverse effects of changes in economic and trade conditions." The Moody's corporate debt ratings of Aaa, Aa and A do not differ materially from those set forth above for municipal bonds.

Taxable or tax-exempt commercial paper ratings of A-1 or A-2 by S&P and P-1 or P-2 by Moody's are the highest paper ratings of the respective agencies. The issuer's earnings, quality of long-term debt, management and industry position are among the factors considered in assigning such ratings.

Subsequent to its purchase by a Fund, an issue of Municipal Securities or a temporary investment may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event requires the elimination of such obligation from the Fund's portfolio, but KFS will consider such an event in its determination of whether the Fund should continue to hold such obligation in its portfolio. To the extent that the ratings accorded by S&P, Moody's, Fitch or Duff for municipal bonds or temporary investments may change as a result of changes in such organizations, or changes in their rating systems, the Fund will attempt to use comparable ratings as standards for its investments in municipal bonds or temporary investments in accordance with the investment policies contained herein.

PORTFOLIO OF INVESTMENTS

KEMPER MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS AT SEPTEMBER 30, 1997
(DOLLARS IN THOUSANDS)

------------------------------------------------------------------------------------------------------------------
                              ISSUER                                                    PRINCIPAL AMOUNT    VALUE
------------------------------------------------------------------------------------------------------------------
ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL
  AND INTEREST BY UNITED STATES GOVERNMENT SECURITIES
------------------------------------------------------------------------------------------------------------------
                           Camden County, NJ, Municipal Utility Auth., Rev.,
                             8.25%, to be called 12-01-97 @ 102                         $  9,485        $    9,745
                           Power Auth., NY, Electrical Rev., 8.00%, to be called
                             01-01-98 @ 102                                               10,000            10,305
                           Kenton County Airport Board, KY, Greater Cincinnati
                             Int'l. Airport, Rev., 8.25%, to be called 03-01-98
                             @ 102                                                         1,620             1,682
                           Philadelphia, PA, Municipal Auth., Criminal Justice
                             Center, Rev., 7.80%, to be called 04-01-98 @ 102                365               380
                           Scioto County, OH, USHCSO-Portsmouth Proj., Hospital
                             Facilities, Rev., 7.625%, to be called 05-15-98 @
                             102                                                           2,000             2,087
                           Riverside County, CA, Riverside Juvenile Facilities
                             Corp., Certificates of Participation, Rev., 8.00%,
                             to be called 10-01-98 @ 102                                   4,000             4,239
                           Health Facilities Auth., CO, Vail Valley Medical
                             Center, Rev., 8.125%, to be called 06-01-99 @ 102             7,000             7,588
                           Clermont County Hospital Facilities, OH, Mercy Health
                             Systems, Rev., 7.50%, to be called 09-01-99 @ 102             7,720             8,363
                           Hospital Auth. of Marion County, IN, University
                             Heights Hospital, Rev., 8.625%, to be called
                             10-01-99 @ 102                                                7,195             7,962
                           Gaithersburg, MD, First Mortgage Economic Dev.,
                             Asbury Methodist Home Incorporated, Rev., 7.85%, to
                             be called 01-01-00 @ 102                                      4,000             4,382
                           Mental Health Services, NY, Facilities Improvement,
                             Rev., 7.75%, to be called 02-15-00 @ 102                      1,965             2,165
                           Philadelphia, PA, Municipal Auth., Criminal Justice
                             Center, Rev., 7.80%, to be called 04-01-00 @ 100              3,635             3,959
                           Franklin County, OH, Mount Carmel Health Hospital,
                             Rev., 7.25%, to be called 06-01-00 @ 102                      5,495             6,024
                           Hospital Finance Auth., MI, Henry Ford Health System,
                             Rev., 7.00%, to be called 07-01-00 @ 102                     11,000            12,014
                           Health and Educational Facilities Auth., MO,
                             Christian Health Services Dev. Corp., Rev., 6.875%,
                             to be called 02-15-01 @ 102                                   7,000             7,708
                           Local Government Assistance Corp., NY, Rev., 7.375%
                             and 7.50%, to be called 04-01-01 @ 102                        9,675            10,885
                           Lancaster County Water and Sewer District, SC,
                             Waterworks and Sewer System Improvement, Rev.,
                             6.75%, to be called 05-01-01 @ 102                            3,000             3,305
                           Municipal Water Finance Auth., NY, Water and Sewer
                             System, Rev., 7.00%, to be called 06-15-01 @ 101                760               841
                           Philadelphia, PA, Gas Works Rev., 7.70%, to be called
                             06-15-01 @ 102                                               14,850            16,870
                           Industrial Dev. Auth., PA, Economic Dev., Rev.,
                             7.00%, to be called 07-01-01 @ 102                            5,000             5,551
                           Gen. Oblg., NY, 7.75%, to be called 08-15-01 @ 102              3,285             3,748
                           Clermont County Hospital Facilities, OH, Mercy Health
                             Systems, Rev., 7.50%, to be called 09-01-01 @ 100             2,280             2,549
                           Gen. Oblg., NY, 8.40%, to be called 11-15-01 @ 102             27,540            32,286
                           Austin, TX, Water, Sewer and Electric Rev., 14.00%,
                             to be called 11-15-01 @ 100                                     105               123
                           Chicago, IL, Tax Increment Allocation Bonds, Central
                             Station, Rev., 8.90%, to be called 01-01-02 @ 102             1,745             2,100
                           Gen. Oblg., NY, 7.00%, to be called 02-01-02 @ 102              1,095             1,226
                           Health Facilities Auth., IL, South Suburban Hospital,
                             Rev., 7.00%, to be called 02-15-02 @ 102                      3,055             3,423

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

------------------------------------------------------------------------------------------------------------------
                              ISSUER                                                    PRINCIPAL AMOUNT  VALUE
------------------------------------------------------------------------------------------------------------------
                           Ector County, TX, Hospital District, Rev., 7.30%, to
                             be called 04-15-02 @ 102                                   $    550        $      627
                           Dormitory Auth., NY, State University Educational
                             Facilities, Rev., 7.25%, to be called 05-15-02 @
                             102                                                           3,810             4,354
                           Finance Auth., IA, Trinity Regional Hospital Proj.,
                             Rev., 7.00%, to be called 07-01-02 @ 102                     12,000            13,516
                           City and County of Denver, CO, Airport System Rev.,
                             7.25% and 7.50%, to be called 11-15-02 @ 102                 15,690            18,161
                           County of Cook, IL, Gen. Oblg., 6.50% and 6.60%, to
                             be called 11-15-02 @ 102                                     29,815            33,401
                           St. Louis County, MO, Regional Convention & Sports
                             Complex Auth., Rev., 7.00% and 7.90%, to be called
                             08-15-03 @ 100                                                9,140            10,621
                           Jacksonville Health Facilities Auth., FL, Baptist
                             Medical Center, Rev., 11.50%, to be called 10-01-03
                             @ 100                                                            10                14
                           Skyway Toll Bridge, IL, Rev., 6.75%, to be called
                             01-01-04 @ 102                                               15,400            17,507
                           Charleston County, SC, Charleston Public Facilities
                             Corp., Certificates of Participation, Rev., 6.875%
                             and 7.00%, to be called 06-01-04 @ 102                        7,260             8,413
                           Jacksonville Health Facilities Auth., FL, Baptist
                             Medical Center, Rev., 11.50%, to be called 10-01-04
                             @ 100                                                            35                50
                           Essex County Improvement Auth., NJ, County Jail and
                             Youth Housing Proj., Lease Rev., 6.90%, to be
                             called 12-01-04 @ 102                                         2,645             3,086
                           Detroit, MI, Gen. Oblg., 6.80%, to be called 04-01-05
                             @ 101                                                         3,000             3,462
                           Arapahoe County, CO, Public Highway Auth., Rev.,
                             6.95% and 7.00%, to be called 08-31-05 @ 103                105,525           125,154
                           Jacksonville Health Facilities Auth., FL, Baptist
                             Medical Center, Rev., 11.50%, to be called 10-01-05
                             @ 100                                                            40                58
                           Houston, TX, Water and Sewer Junior Lien, Rev.,
                             6.20%, to be called 12-01-05 @ 100                           10,000            11,176
                           Jacksonville Health Facilities Auth., FL, Baptist
                             Medical Center, Rev., 11.50%, to be called 10-01-06
                             @ 100                                                            15                23
                           Albuquerque Southwest Community Health Services, NM,
                             Rev., 10.125%, to be called 08-01-08 @ 100                    4,000             5,466
                           ---------------------------------------------------------------------------------------
                           TOTAL ADVANCE REFUNDED OBLIGATIONS--13.2%                                       426,599
------------------------------------------------------------------------------------------------------------------

OTHER MUNICIPAL OBLIGATIONS
------------------------------------------------------------------------------------------------------------------
NEW JERSEY--7.4%           Camden County, Municipal Utilities Auth., Rev.,
                             8.25%, 2017                                                   6,115             6,281
                           Essex County, Property and Equipment Improvement
                             Leasing Program, Rev., 6.50%, 2012                            4,050             4,486
                           Health Care Facilities Financing Auth.:
                             Atlantic City Medical Center, Rev., 6.80%, 2011               6,840             7,499
                             Southern Ocean County Hospital, Rev., 6.125%, 2013            3,735             3,872
                             West Jersey Health System, Rev., 6.125%, 2012                11,000            11,746
                           Jersey City Sewer Auth., Rev., 4.50%, 2019                     13,000            11,485
                           Building Auth., Rev., 5.00%, 2011 through 2013                 44,760            44,714
                           Economic Development Auth., Rev., 5.875%, 2026                  1,000             1,015
                           Salem Pollution Control Financing Auth., Rev., 6.20%,
                             2030                                                         20,000            21,599
                           Transportation Trust Fund Auth., Gen. Oblg., 5.50%,
                             2015                                                          4,420             4,520
                           Turnpike Auth., Rev., 6.20% to 10.375%, 2003 through
                             2016                                                        103,950           119,776
                           ---------------------------------------------------------------------------------------
                                                                                                           236,993

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

------------------------------------------------------------------------------------------------------------------
                              ISSUER                                                    PRINCIPAL AMOUNT  VALUE
------------------------------------------------------------------------------------------------------------------
ILLINOIS--6.6%             Chicago:
                             Board of Education, Gen. Oblg., 6.00% and 6.25%,
                               2009 through 2020                                        $ 27,235        $   30,237
                             Gas Supply, Peoples Gas, Light and Coke Company,
                               Rev., 8.10%, 2020                                           8,250             9,070
                           County of Cook, Gen. Oblg., 6.50%, 2013 and 2014               39,780            46,505
                           Dev. Finance Auth.:
                             Pollution Control, Commonwealth Edison Company
                               Proj., Rev., 6.75%, 2015                                   16,780            18,824
                             McGaw YMCA- Evanston Proj., 7.50%, 2013                       3,750             4,219
                           Freeport, Single Family Mortgage Rev., 7.40%, 2010              1,165             1,169
                           Harvard, Multifamily Housing, Northfield Court, Rev.,
                             8.80%, 2008                                                   3,830             4,101
                           Health Facilities Auth.:
                             Northwestern Medical Faculty Foundation, Inc.,
                               Healthcare Facilities Rev., 6.50%, 2015                     3,900             4,317
                             South Suburban Hospital, Rev., 7.00%, 2009                    4,695             5,320
                           O'Hare International Airport:
                             General Rev., 6.00% and 6.375%, 2012                         20,000            21,670
                             International Terminal, Special Rev., 6.75%, 2018            23,350            25,396
                           Regional Transportation Auth., Gen. Oblg., 6.70%,
                             2021                                                         25,800            30,641
                           Sports Facilities Auth., Rev., 7.875%, 2010                     2,990             3,210
                           St. Charles, Wessel Court Proj., Multifamily Housing
                             Rev., 7.60%, 2024                                             3,845             3,978
                           University Park, Governors Gateway Industrial Park,
                             Tax Increment Rev., 8.50%, 2011                               2,865             3,241
                           ---------------------------------------------------------------------------------------
                                                                                                           211,898
------------------------------------------------------------------------------------------------------------------
NEW YORK--6.2%             Dormitory Auth., State University Educational
                             Facility, Rev., 5.75% and 6.00%, 2013 and 2014               12,500            13,698
                           Environmental Quality, Gen. Oblg., 6.50%, 2011                  4,260             4,772
                           Environmental Facilities Corp., State Water Pollution
                             Control, Revolving Fund Rev., 6.875% to 7.25%, 2010
                             through 2014                                                 18,875            21,285
                           Medical Care Facilities Finance Agcy.:
                             Hospital, Mortgage Rev., 6.75%, 2014                          8,000             8,997
                             Hospital and Nursing Home, Rev., 6.45%, 2009                  8,640             9,476
                             Mental Health Services Facilities Improvement,
                               Rev., 7.75%, 2010                                           1,970             2,155
                           Metropolitan Transit Auth.:
                             Commuter Facilities, Rev., 5.00%, 2013 through 2015          46,215            45,479
                             Transit Facilities, Rev., 6.00% and 6.25%, 2020 and
                               2014                                                       11,000            12,052
                           New York City:
                             Gen. Oblg., 5.875% to 8.40%, 2000 through 2019               28,505            30,303
                             Industrial Dev. Auth., USTA National Tennis Center
                               Inc. Proj., Civil Facility Rev., 6.50% and 6.60%,
                               2010 and 2011                                               6,485             7,300
                             Municipal Water Finance Auth., Rev., 7.00%, 2015                740               812
                           Port Auth. of New York and New Jersey, Rev., 6.00% to
                             9.125%, 2008 through 2015                                    17,595            19,092
                           Triborough Bridge and Tunnel Auth., Rev., 8.125%,
                             2012                                                         14,000            14,436
                           Urban Dev. Corp., Correctional Facilities, Rev.,
                             5.60% and 5.70%, 2015 and 2020                                8,255             8,532
                           ---------------------------------------------------------------------------------------
                                                                                                           198,389
------------------------------------------------------------------------------------------------------------------
COLORADO--5.2%             Adams County, Gen. Oblg., 6.125%, 2007                          4,280             4,636
                           Arapahoe County, Public Highway Auth., Rev., zero
                             coupon to 5.75%, 2014 through 2023                          184,840            65,152

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

----------------------------------------------------------------------------------------------------------------
                              ISSUER                                                    PRINCIPAL AMOUNT   VALUE
----------------------------------------------------------------------------------------------------------------
                           City and County of Denver:
                             Airport System Rev., 6.55% to 8.75%, 2002 through
                               2023                                                     $ 52,065        $   58,200
                             Gen. Oblg., 6.50%, 2010                                       6,225             7,227
                           Douglas County School District No. 1, Douglas and
                             Elbert Counties, Gen. Oblg., 7.00% and 6.50%, 2013
                             and 2016                                                     10,715            13,032
                           Health Facilities Auth., Covenant Retirement
                             Communities, Inc., Rev., 6.75%, 2015 and 2025                 5,900             6,325
                           Housing Finance Auth., Single Family Mortgage Rev.,
                             7.65%, 2022                                                     600               630
                           Metropolitan Wastewater Reclamation District, Gen.
                             Oblg., 6.00%, 2010                                           11,505            12,129
                           ---------------------------------------------------------------------------------------
                                                                                                           167,331
------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--5.1%        Turnpike Auth., Rev., zero coupon, 2017 through 2022           74,000            22,006
                           Bay Transit Auth., General Transportation System,
                             Rev., 5.00% to 6.20%, 2011 through 2016                      45,505            47,482
                           Consolidated Loan Series B, Gen. Oblg., 5.00% to
                             6.50%, 2011 through 2014                                     22,040            22,320
                           Municipal Wholesale Electric Company, Power Supply
                             System, Rev., 6.00% to 6.75%, 2011 through 2018              37,055            39,638
                           Port Auth., Rev., 13.00%, 2013                                  1,500             2,558
                           Water Restoration Auth., Rev., 6.00%, 2011 and 2020            29,905            31,842
                           ---------------------------------------------------------------------------------------
                                                                                                           165,846
------------------------------------------------------------------------------------------------------------------
TEXAS--4.7%                Austin:
                             Combined Utility Systems Rev., 6.00%, 2013                    9,500            10,582
                             Water, Sewer and Electric Rev., 14.00%, 2001                  2,895             3,545
                           Brazos River Auth., Texas Utilities Electric Company
                             Proj., Rev., 8.125%, 2020                                     4,495             4,896
                           Denison Hospital Auth. Rev., 6.125%, 2012 and 2027              7,790             7,993
                           Department of Housing and Community Affairs, Rev.,
                             6.40%, 2027                                                   3,350             3,559
                           Georgetown Higher Education Finance Corp.,
                             Southwestern University Proj., Rev., 6.25%, 2009                840               896
                           Gulf Coast Waste Disposal Auth., Rev., 6.875%, 2028            12,750            13,919
                           Harris County:
                             Hospital District, Mortgage Rev., 7.40%, 2010                 6,940             8,276
                             Toll Road Unlimited Tax and Subordinate Lien, Rev.,
                               6.75%, 2014                                                15,000            16,417
                           Housing Agcy., Single Family Mortgage Rev., 7.15%,
                             2012                                                            855               901
                           Houston, Higher Education Finance Corp., University
                             of St. Thomas, Rev., 7.25%, 2007                              1,445             1,561
                           Lower Colorado River Authority, Rev., 6.375%, 2027              3,800             4,022
                           Port Arthur Airport and Marina Improvement, Gen.
                             Oblg., 6.125%, 2019                                           9,000             9,454
                           Rio Grande Valley, Health Facilities Dev. Corp.,
                             Golden Palms Retirement and Health Center, Rev.,
                             6.40%, 2012                                                   3,700             4,028
                           Sabine River Auth., Texas Utilities Electric Company,
                             Rev., 6.10% and 8.125%, 2018 and 2020                        31,670            33,828
                           State of Texas - Public Finance Auth., Gen. Oblg.,
                             7.00%, 2012                                                  10,739            11,231
                           State Veteran's Land Bonds, Gen. Oblg., 6.40%, 2024             8,550             9,151
                           Titus County Hospital District Improvement, Rev.,
                             6.125%, 2013                                                  6,700             6,853
                           Travis County Housing Finance Corp., Residential
                             Mortgage, Senior Rev., 7.00%, 2011                              360               384
                           ---------------------------------------------------------------------------------------
                                                                                                           151,496

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

------------------------------------------------------------------------------------------------------------------
                              ISSUER                                                    PRINCIPAL AMOUNT   VALUE
------------------------------------------------------------------------------------------------------------------
CALIFORNIA--4.6%           Dept. of Water Resources, Rev., 5.00%, 2014 and 2015         $ 13,100        $   12,901
                           City of Santa Clara, Sports and Open Space Auth.,
                             Certificates of Participation, Rev., 4.75%, 2014              5,000             4,696
                           Foothill/Eastern Transit Corridor Agcy., Tollroad
                             Rev., 5.00% to 6.50%, 2016 through 2035                      61,575            63,894
                           Imperial Irrigation District, Certificates of
                             Participation, Electric System Proj., Rev., 6.75%,
                             2011                                                          3,500             3,947
                           San Diego Industrial Dev. Auth., Rev., 6.10%, 2019             14,600            15,442
                           San Joaquin Hills, Rev., zero coupon, 2013 through
                             2026                                                        155,700            47,897
                           ---------------------------------------------------------------------------------------
                                                                                                           148,777
------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--4.1%         Allegheny County:
                             Environmental Improvement Rev., 6.10%, 2018 and
                               2020                                                       11,640            12,129
                             Airport, 5.75%, 2011 through 2014                            14,605            15,553
                           Armstrong County Hospital Auth., St. Francis Medical
                             Center Proj., Rev., 6.25%, 2013                              11,350            12,074
                           Columbia County, Industrial Dev. Auth., First
                             Mortgage Rev., 9.00%, 2014                                    1,555             1,732
                           Convention Center Auth., Rev., 6.70% and 6.75%, 2014
                             and 2019                                                     12,525            13,728
                           Hazelton-Saint Joseph Medical Center, Rev., 6.125%
                             and 6.20%, 2016 and 2026                                      6,705             6,962
                           Higher Educational Facilities Auth., College Rev.,
                             5.85% and 5.90%, 2017 and 2027                                4,875             4,978
                           Jenrette City Health Services Auth., Rev., 6.00%,
                             2018                                                            945               971
                           Lehigh County, General Purpose Auth., Lehigh Valley
                             Hospital Inc., Rev., 6.50%, 2010                              6,000             6,556
                           McKean County Hospital Auth., Bradford Hospital
                             Proj., Rev., 5.95% and 6.10%, 2008 and 2020                   8,300             8,454
                           Monroeville, Hospital Auth., Forbes Health System,
                             Rev., 6.25%, 2015                                             6,375             6,677
                           New Castle Area Hospital Auth., Rev., 6.00%, 2010                 845               933
                           Philadelphia:
                             Gas Works Rev., 6.375%, 2014                                 31,080            33,207
                             Municipal Auth., Lease Rev., 6.25% and 6.30%, 2013
                               and 2017                                                    4,800             5,010
                           Wilkes Barre Area School District, Rev., 5.25%, 2014            3,830             3,836
                           ---------------------------------------------------------------------------------------
                                                                                                           132,800
------------------------------------------------------------------------------------------------------------------
WASHINGTON--3.1%           Gen. Oblg. Refunding Bonds, 5.00%, 2011                        17,870            17,833
                           King County, Gen. Oblg., 6.625% and 6.25%, 2015 and
                             2032                                                         33,840            37,174
                           Public Power Supply System, Nuclear Proj. #1, Rev.,
                             5.125%, 2013                                                 34,600            33,596
                           Public Power Supply System, Nuclear Proj. #3, Rev.,
                             5.20% and 5.375%, 2012 and 2015                              12,675            12,634
                           ---------------------------------------------------------------------------------------
                                                                                                           101,237
------------------------------------------------------------------------------------------------------------------
NEW MEXICO--2.7%           Albuquerque:
                             Health Care, Ltd. Proj., Rev., 9.75%, 2014                    1,375             1,439
                             Southwest Community Health Services, Rev., 10.00%,
                               2003                                                          810               986
                           Farmington, Pollution Control Rev., 6.30% to 6.95%,
                             2016 through 2023                                            72,795            76,915
                           Los Alamos County, Utility System, Rev., 6.10%, 2010            4,400             4,766

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

------------------------------------------------------------------------------------------------------------------
                              ISSUER                                                    PRINCIPAL  AMOUNT   VALUE
------------------------------------------------------------------------------------------------------------------
                           Socorro Hospital System, Southwest Community Health
                             Services, Rev., 10.00%, 2003                               $  1,240        $    1,509
                           Truth or Consequences, Nursing Home Improvement,
                             Sierra Health Care, Inc., Rev., 9.75%, 2014                     920               962
                           ---------------------------------------------------------------------------------------
                                                                                                            86,577
------------------------------------------------------------------------------------------------------------------
MARYLAND--2.7%             City of Gaithersburg, Economic Dev., Asbury Methodist
                             Home Incorporated, First Mortgage Rev., 5.50%, 2015
                             and 2020                                                     15,500            15,413
                           Community Dev. Administration, Department of Housing
                             and Community Dev., Rev., 7.85%, 2029                         4,040             4,178
                           Energy Financing Administration, AES Warrior Run
                             Proj., Rev., 7.40%, 2019                                     24,100            26,390
                           Health & Higher Educational Facilities Auth.,
                             Doctors' Community Hospital Proj., Rev., 5.75% and
                             5.50%, 2013 and 2024                                         19,885            19,394
                           Northeast Maryland Waste Disposal Auth., Southwest
                             Resource Recovery Facility, Rev., 7.20%, 2006                 1,500             1,739
                           Stadium Auth., Sports Facilities Lease Rev., 7.60%,
                             2019                                                         17,200            18,733
                           ---------------------------------------------------------------------------------------
                                                                                                            85,847
------------------------------------------------------------------------------------------------------------------
OHIO--2.6%                 Air Quality, Rev., 6.10%, 2020                                  5,000             5,084
                           Building Authority:
                             Highway Safety Building Fund Proj., Rev., 5.50% and
                               5.60%, 2014 and 2015                                        6,840             7,062
                             Worker's Compensation Facility, William Green
                               Building, Rev., 4.75%, 2014                                10,230             9,605
                           City of Springdale, Hospital Facilities First
                             Mortgage, Southwestern Ohio Seniors Services, Rev.,
                             6.00%, 2018                                                   1,250             1,280
                           Cleveland, Public Power System Improvement, First
                             Mortgage Rev., 7.00%, 2017                                      850               910
                           Cuyahoga County:
                             Meridia Health System, Hospital Rev., 6.25%, 2014             7,050             7,548
                             Port Auth., Rev., 6.00%, 2007                                 1,250             1,262
                           Higher Education Facility Commission, Rev., 6.70%,
                             2003                                                          6,725             7,264
                           Lucas County Health Facilities, Rev., 6.625% and
                             6.75%, 2014 and 2020                                          4,000             4,190
                           Marion County Health Care Facilities and Improvement,
                             United Church Homes Proj., Rev., 6.375% and 6.30%,
                             2010 and 2015                                                 6,900             7,210
                           North Olmstead City, Gen. Oblg., 6.20%, 2011                      300               340
                           Village of Green Springs, St. Francis Health Care
                             Center Proj., Rev., 7.00% and 7.125%, 2014 and 2025           8,640             9,200
                           Water Development Auth., Pollution Control Rev.,
                             6.10%, 2020                                                   8,000             8,134
                           Waterworks Improvement First Mortgage Rev., 6.50%,
                             2011                                                          4,580             5,008
                           Willoughby Industrial Dev. Auth., Rev., 6.875%, 2016            2,250             2,387
                           Worthington City School District, Gen. Oblg., 6.375%,
                             2012                                                          6,210             6,771
                           ---------------------------------------------------------------------------------------
                                                                                                            83,255
------------------------------------------------------------------------------------------------------------------
FLORIDA--2.0%              Broward County:
                             Airport System Rev., 7.625%, 2013                             2,620             2,756
                             Waste Energy Company, Rev., 7.95%, 2008                      12,815            13,969
                           Citrus County, Pollution Control Rev., 6.35%, 2022              7,000             7,461
                           Greater Orlando Aviation Auth., Rev., 8.375%, 2016              3,065             3,244
                           Hillsborough County Industrial Dev. Auth., Tampa
                             Electric, Rev., 8.00%, 2022                                  10,000            11,589
                           Jacksonville Health Facilities Auth., Baptist Medical
                             Center, Rev., 11.50%, 2012                                       85               142

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

------------------------------------------------------------------------------------------------------------------
                              ISSUER                                                    PRINCIPAL AMOUNT  VALUE
------------------------------------------------------------------------------------------------------------------
                           Orange County Health Facilities Auth., Rev., 6.25%,
                             2016 and 2021                                              $  7,000        $    7,948
                           Orlando Utilities Commission, Water and Electrical
                             Rev., 6.75%, 2017                                             3,500             4,194
                           Pasco County, Solid Waste Disposal and Resource
                             Recovery, Rev., 7.80%, 2011                                  13,730            14,310
                           ---------------------------------------------------------------------------------------
                                                                                                            65,613
------------------------------------------------------------------------------------------------------------------
MICHIGAN--1.9%             Building Auth., Rev., 6.75%, 2011                               9,750            10,656
                           City of Battle Creek and Calhoun County, Downtown
                             Dev. Auth., Tax Increment Rev., 7.60%, 2016                   3,800             4,408
                           Detroit:
                             Gen. Oblg., 6.25% and 6.70%, 2010                             5,910             6,370
                             Sewage Disposal System, Rev., 5.70%, 2023                    12,400            12,577
                           Hospital Finance Auth.:
                             Gratiot Community Hospital, Rev., 6.10%, 2007                 2,250             2,361
                             McLaren Oblg. Group, Rev., 5.375% and 4.50%, 2013
                               and 2021                                                   27,935            24,863
                           ---------------------------------------------------------------------------------------
                                                                                                            61,235
------------------------------------------------------------------------------------------------------------------
KENTUCKY--1.8%             Dev. Finance Auth., Baptist Hospital Inc., Rev.,
                             7.625%, 2011                                                  2,000             2,102
                           Hopkins County, The Trover Clinic Foundation, Rev.,
                             6.625%, 2011                                                  4,000             4,372
                           Kenton County Airport Board, Greater Cincinnati
                             International Airport, Rev., 6.30% to 8.25%, 2015
                             through 2021                                                 44,300            47,919
                           Trimble County, Louisville Gas & Electric Company,
                             Rev., 7.75%, 2019                                             1,840             1,896
                           Turnpike Auth., Toll Road, Rev., 8.50%, 2004                      780               791
                           ---------------------------------------------------------------------------------------
                                                                                                            57,080
------------------------------------------------------------------------------------------------------------------
INDIANA--1.7%              Health Facility Financing Auth., Fayette Memorial
                             Hospital, Rev., 7.20%, 2022                                   1,800             1,928
                           Indianapolis Airport Auth., Maintenance Center Proj.,
                             Rev., 6.50%, 2031                                            21,100            22,382
                           Industrial Dev. Finance Auth., Environmental
                             Improvement, Rev., 6.25%, 2030                                7,920             8,278
                           Transportation Financing Auth., Highway Rev., 7.25%,
                             2015                                                          4,000             4,908
                           Trustees of Purdue University, Student Fees, Rev.,
                             6.75% and 6.70%, 2009 and 2015                               14,250            15,931
                           ---------------------------------------------------------------------------------------
                                                                                                            53,427
------------------------------------------------------------------------------------------------------------------
ARIZONA--1.6%              City of Phoenix:
                             Gen. Oblg., 6.375%, 2011                                      7,400             8,084
                             Streets and Highway User, Rev., 6.25%, 2011                  10,000            10,831
                           Cocinino County, Industrial Dev. Auth., Health Care
                             Institution, The Guidance Center, Inc. Proj., Rev.,
                             9.25%, 2011                                                     585               655
                           Pima County, Industrial Dev. Auth., Rev., 6.00%, 2029          23,000            23,180
                           Salt River Proj., Rev., 6.25%, 2019                             8,000             8,568
                           ---------------------------------------------------------------------------------------
                                                                                                            51,318
------------------------------------------------------------------------------------------------------------------
MISSOURI--1.5%             Health and Educational Facilities Auth., Rev., 5.75%,
                             2017                                                          3,250             3,258
                           Clarence Cannon Wholesale Water Commission, Water
                             Rev., 6.00%, 2020                                            10,000            10,145

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)


----------------------------------------------------------------------------------------------------------------------
                              ISSUER                                             PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------
                           Lake of the Ozarks Community Bridge Corp., Bridge
                             System, Rev., 6.25% and 6.40%, 2016 and 2025               $ 15,550        $   15,759
                           Sikeston, Electric System, Rev., 6.20%, 2010                    6,870             7,768
                           St. Louis:
                             Regional Convention & Sports Complex Auth., Gen.
                               Oblg., 7.90%, 2021                                            240               268
                             Scullin Redev. Proj., Tax Increment Rev., 10.00%,
                               2010                                                        8,395            10,371
                           -------------------------------------------------------------------------------------------
                                                                                                            47,569
----------------------------------------------------------------------------------------------------------------------
ALABAMA--1.4%              Birmingham-Jefferson Civic Center Auth., Capital
                             Outlay, Special Tax Rev., 7.40%, 2008                        12,000            12,694
                           City of Mobile, Mobile Energy Services, Industrial
                             Dev. Board, Rev., 6.95%, 2020                                22,000            24,077
                           Hoover, Gen. Oblg., 4.50%, 2013                                 8,545             7,864
                           -------------------------------------------------------------------------------------------
                                                                                                            44,635
----------------------------------------------------------------------------------------------------------------------
GEORGIA--1.4%              Chatham County School District, Gen. Oblg., 6.15%,
                             2010                                                          7,300             7,781
                           Fulton-DeKalb Hospital Auth., Rev., 6.55% and 6.60%,
                             2018 and 2028                                                 4,430             4,648
                           Housing and Finance Auth., Rev., 6.25%, 2028                   14,510            15,207
                           Municipal Electric Auth.:
                             Power Rev., 8.125% and 6.60%, 2017 and 2018                  11,000            12,042
                             Special Oblg., 6.60%, 2018                                    3,500             4,104
                           -------------------------------------------------------------------------------------------
                                                                                                            43,782
----------------------------------------------------------------------------------------------------------------------
UTAH--1.3%                 Housing Finance Agcy., Single Family Mortgage Rev.,
                             8.625%, 2019                                                    495               522
                           Intermountain Power Agcy., Power Supply System, Rev.,
                             5.75 and 7.50%, 2019 and 2021                                38,305            39,668
                           West Valley City, Salt Lake County Excise Tax, Rev.,
                             10.625%, 2004                                                   845             1,046
                           -------------------------------------------------------------------------------------------
                                                                                                            41,236
----------------------------------------------------------------------------------------------------------------------
ARKANSAS--1.3%             Jonesboro Residential Housing & Health Care
                             Facilities Board, Rev., 5.80%, 2012                           4,025             4,289
                           North Little Rock, Electric System, Rev., 6.50%, 2010
                             and 2015                                                     31,830            36,851
                           -------------------------------------------------------------------------------------------
                                                                                                            41,140
----------------------------------------------------------------------------------------------------------------------
TENNESSEE--1.2%            Housing Dev. Agcy., Mortgage Finance Program, Rev.,
                             7.05% and 7.125%, 2020 and 2026                              25,470            27,147
                           Metropolitan Nashville Airport Auth., Airport
                             Improvement, Rev., 6.60%, 2015                                5,250             5,727
                           Metropolitan Government, Nashville and Davidson
                             County, Gen. Oblg., 5.10%, 2014                               5,805             5,810
                           -------------------------------------------------------------------------------------------
                                                                                                            38,684

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

----------------------------------------------------------------------------------------------------------------------
                              ISSUER                                              PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------
CONNECTICUT--1.2%          Dev. Auth.:
                             Pierce Memorial Baptist Home, Rev., 9.25%, 2018            $  1,140        $    1,257
                             Water Facilities Rev., 6.15% and 6.00%, 2035 and
                               2036                                                       18,200            18,863
                           Greenwich Housing Auth., Rev., 6.35%, 2027                      2,640             2,648
                           Mashantucket Western Pequot Tribe, Rev., 5.75%, 2027            9,000             8,974
                           Transportation Infrastructure Purposes, Special Tax
                             Oblg., Rev., 6.10%, 2012                                      5,450             5,883
                           -------------------------------------------------------------------------------------------
                                                                                                            37,625
----------------------------------------------------------------------------------------------------------------------
MINNESOTA--1.0%            City of Minneapolis, Housing Redev. Auth., Health
                             Care System, Rev., 4.75%, 2018                               22,200            20,367
                           City of St. Louis Park, Methodist Hospital Proj.,
                             Rev., 7.25%, 2015                                             6,650             7,297
                           Housing Finance Agcy., Single Family Mortgage Bonds,
                             Rev., 7.90%, 2019                                             5,630             5,851
                           -------------------------------------------------------------------------------------------
                                                                                                            33,515
----------------------------------------------------------------------------------------------------------------------
STATES LESS THAN           AK, Energy Auth., Bradley Lake Hydroelectric Power,
ONE PERCENT--7.3%            Rev., 7.25%, 2016                                             4,675             5,002
                           AK, Municipality of Anchorage, Municipal Light and
                             Power, Electric Rev., 6.50%, 2015                             5,000             5,819
                           AK, North Slope Borough, Gen. Oblg., zero coupon and
                             13.00%, 1998 and 2008                                        11,635             7,145
                           D.C., Gen. Oblg., 6.30%, 2010                                   4,500             4,889
                           D.C., Georgetown University, Rev., 8.25%, 2018                 11,410            11,873
                           D.C., Metropolitan Washington Airports Auth., Airport
                             System Rev., 7.60%, 2014                                      3,000             3,298
                           D.C., Redevelopment Land Agcy., Sports Arena Special
                             Tax, Rev., 5.625%, 2010                                       9,305             9,343
                           HI, Gen. Oblg., Rev., 5.50%, 2014 and 2016                     17,920            18,294
                           IA, Finance Auth., GNMA Mortgage-Backed Securities
                             Program, Single Family Mortgage Rev., 7.90%, 2022             2,100             2,200
                           LA, Centenary College of Louisiana Project, Rev.,
                             5.75% and 5.90%, 2012 and 2017                                2,000             2,025
                           LA, Parish School Board of the Parish of Jefferson,
                             Sales Tax, Gen. Oblg., 6.25%, 2008                           11,000            11,936
                           ME, Health and Higher Education Facilities Auth.,
                             Rev., 7.10%, 2014                                             2,750             3,161
                           MT, Board of Housing, Rev., 6.15%, 2030                        10,420            10,743
                           NC, Durham County, 1991 Jail Facilities and Computer
                             Equipment Financing Proj., Rev., 6.625%, 2014                 5,500             5,856
                           NC, Eastern Municipal Power Agcy., Power System,
                             Rev., 6.00%, 2022                                            18,775            20,610
                           ND, Housing Finance Agcy., Single Family Mortgage
                             Program, Rev., 8.05%, 2024                                      955             1,001
                           NE, Investment Finance Auth., Rev., 6.70% and 6.30%,
                             2026 and 2028                                                 6,520             6,856
                           NE, Omaha Public Power District Electric System,
                             Rev., 6.20%, 2017                                             4,700             5,200
                           NE, Scotts Bluff County, Hospital Auth., West Medical
                             Proj. Center, Rev., 6.45%, 2004                               4,535             4,937
                           NH, Higher Education and Health Facilities Auth.,
                             Havenwood - Heritage Heights Issue, Rev., 7.35% and
                             7.45%, 2018 and 2025                                          6,500             6,869
                           NV, City of Reno, Redev. Agcy., Tax Allocation Rev.,
                             5.65% and 5.75%, 2013 and 2017                                7,165             7,109
                           NV, Humboldt County, Pollution Control, Idaho Power
                             Company, Rev., 8.30%, 2014                                    9,650            11,518
                           OK, Valley View Hospital Auth., Rev., 5.75% and
                             6.00%, 2006 and 2014                                          7,040             7,247

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------
                              ISSUER                                              PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------
                           OK, Woodward Municipal Auth., Hospital Rev., 6.45%,
                             2014                                                       $  2,070        $    2,172
                           SC, Charleston County, Public Facilities Corp.,
                             Certificates of Participation, Rev., 6.875% and
                             7.00%, 2014 and 2019                                            355               401
                           SC, Darlington County, Carolina Power & Light Company
                             Proj., Pollution Control Rev., 6.60%, 2010                    7,500             8,373
                           SC, Grand Strand, Water and Sewer, Rev., 6.375%, 2012           5,000             5,751
                           SC, Santee Cooper, Public Service Auth., Rev., 6.25%,
                             2022                                                          7,000             7,566
                           VA, Richmond, Gen. Oblg., 6.25%, 2018                           2,665             2,817
                           WI, Health and Education Facilities Auth., Wausau
                             Hospitals, Inc., Proj., Rev., 6.625%, 2011                    3,000             3,238
                           WY, Community Dev. Auth., Rev., 6.35%, 2029                     5,000             5,243
                           WY, Community Dev. Auth., Single Family Mortgage
                             Rev., 7.875% and 8.125%, 2017 and 2021                        1,575             1,650
                           P.R., Commonwealth Highway and Transportation Auth.,
                             Rev., 6.25%, 2016                                            11,400            13,022
                           P.R., Industrial, Tourist Educational, Medical and
                             Environmental, Rev., 6.50%, 2026                              9,190             9,759
                           V.I., Public Finance Auth., Rev., 7.25%, 2018                   3,000             3,351
                           -----------------------------------------------------------------------------------------
                                                                                                           236,274
                           -----------------------------------------------------------------------------------------
                           TOTAL OTHER MUNICIPAL OBLIGATIONS--81.6%                                      2,623,579
                           -----------------------------------------------------------------------------------------
                           TOTAL MUNICIPAL OBLIGATIONS--94.8%
                           (Cost: $2,842,063)                                                            3,050,178
                           -----------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
MONEY MARKET               Yield-2.85% to 4.20%
INSTRUMENTS--8.4%          Due-October 1997
                           -----------------------------------------------------------------------------------------

                           CA, L.A. Airport, Rev.                                         20,500            20,500
                           -----------------------------------------------------------------------------------------
                           CA, Pollution Control Financing Auth., Rev.                    15,000            15,000
                           -----------------------------------------------------------------------------------------
                           D.C., Washington, Gen. Oblg.                                   14,100            14,100
                           -----------------------------------------------------------------------------------------
                           NY, New York City, Municipal Water Finance Auth.,
                             Rev.                                                         28,800            28,800
                           -----------------------------------------------------------------------------------------
                           TX, Brazos Utilities, Rev.                                     35,200            35,200
                           -----------------------------------------------------------------------------------------
                           Others                                                        155,365           155,365
                           -----------------------------------------------------------------------------------------
                           TOTAL MONEY MARKET INSTRUMENTS--8.4%
                           (Cost: $268,965)                                                                268,965
                           -----------------------------------------------------------------------------------------
                           TOTAL INVESTMENTS--103.2%
                           (Cost: $3,111,028)                                                            3,319,143
                           -----------------------------------------------------------------------------------------
                           LIABILITIES, LESS OTHER ASSETS--(3.2)%                                         (102,922)
                           -----------------------------------------------------------------------------------------
                           NET ASSETS--100%                                                             $3,216,221
                           -----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTE TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Based on the cost of investments of $3,111,028,000 for federal income tax purposes at September 30, 1997, the gross unrealized appreciation was $208,414,000, the gross unrealized depreciation was $299,000 and the net unrealized appreciation on investments was $208,115,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

KEMPER INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS AT SEPTEMBER 30, 1997
(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------------------
                                                             ISSUER                      PRINCIPAL AMOUNT    VALUE
-----------------------------------------------------------------------------------------------------------------------
ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL
 AND INTEREST BY UNITED STATES GOVERNMENT SECURITIES
-----------------------------------------------------------------------------------------------------------------------
                                         Richmond, VA, Gen. Oblg., 6.875%, to be called
                                           01-15-00 @ 102                                      $100         $   108
                                         Bay Transportation Auth., MA, Rev., 7.625%, to
                                           be called 03-01-00 @ 102                             115             126
                                         Dormitory Auth., NY, State University
                                           Educational Facilities, Rev., 7.25%, to be
                                           called
                                           05-15-00 @ 102                                       145             159
                                         Local Government Assistance Corp., NY, Rev.,
                                           7.00%, to be called 04-01-01 @ 102                   100             111
                                         Philadelphia, PA, Gas Works Rev., 7.70%, to be
                                           called 06-15-01 @ 102                                120             136
                                         Gen. Oblg., MA, 7.00%, to be called
                                           07-01-01 @ 102                                       275             306
                                         Arlington County, VA, Industrial Dev. Auth.,
                                           Arlington Hospital, Rev., 7.125%, to be
                                           called 09-01-01 @ 102                                 90             101
                                         North Broward, FL, Hospital District, Rev.,
                                           6.125%, to be called 01-01-02 @ 102                  285             310
                                         Arapahoe County, CO, Capital Improvement,
                                           Highway, Rev., 6.90%, to be called 08-31-05 @
                                           103                                                  300             354
                                         ------------------------------------------------------------------------------
                                         TOTAL ADVANCE REFUNDED OBLIGATIONS--7.8%                             1,711
-----------------------------------------------------------------------------------------------------------------------

OTHER MUNICIPAL OBLIGATIONS
-----------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--9.7%                       Allegheny County Hospital Dev. Auth., Magee
                                           Women's Hospital, Rev., 6.25%, 2008                  300             328
                                         Columbia County Industrial Dev. Auth., First
                                           Mortgage Rev., 9.00%, 2014                           290             323
                                         Health Services Auth. of Hazleton,
                                           Hazleton-Saint Joseph Medical Center, Rev.,
                                           5.85%, 2006                                          220             227
                                         Higher Educational Facilities Auth., Rev.,
                                           5.50%, 2007                                          265             273
                                         Intergovernmental Cooperation Auth., City of
                                           Philadelphia Funding Program, Rev., 6.00%,
                                           2002                                                 285             306
                                         McKean County Hospital Auth., Bradford
                                           Hospital, Proj., Rev., 5.375%, 2003                  350             359
                                         Monroeville Hospital Auth., Forbes Health
                                           System, Rev., 5.75%, 2005                            300             313
                                         -----------------------------------------------------------------------------
                                                                                                              2,129

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------------------
                                            ISSUER                                   PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------
OHIO--9.7%                               Building Auth., Adult Correctional Building
                                           Fund Proj., Gen. Oblg., 6.125%, 2010                $400         $   434
                                         Cleveland Water Works Systems, Rev., 6.125%,
                                           2003                                                 450             487
                                         County of Athens, Inn-Ohio of Athens, Inc.
                                           Proj., Economic Dev. Rev., 6.25%, 2011               220             230
                                         Higher Education Facility Commission, The
                                           University Of Findlay 1996 Proj., Rev.,
                                           5.75%, 2007                                          375             391
                                         Lucas County Health Facilities, Rev., 6.10%,
                                           2006                                                 300             315
                                         Marion County, Health Care Facilities Refunding
                                           and Improvement, United Church Homes, Inc.
                                           Proj., Rev., 6.30%, 2015                             250             260
                                         Water Dev. Auth., Pure Water Improvement Proj.,
                                           Rev., 5.75%, 2003                                      5               5
                                         ------------------------------------------------------------------------------
                                                                                                              2,122
-----------------------------------------------------------------------------------------------------------------------
TEXAS--9.0%                              Amarillo County, Rev., zero coupon, 2004               650             486
                                         Denison Hospital Auth., Texoma Medical Center
                                           Inc. Proj., Rev., 5.90%, 2007                        300             316
                                         Fort Worth, Water and Sewer Rev., 5.90%, 2001           80              84
                                         Harris County, Criminal Justice Center, Gen.
                                           Oblg., 7.50%, 2004 and 2005                          400             477
                                         Houston Higher Education Finance Corp.,
                                           University of St. Thomas, Rev., 7.25%, 2007          100             108
                                         North Richland Hills, Gen. Oblg., 6.00%, 2002          195             208
                                         Public Finance Auth., Building Rev., 5.875%,
                                           2002                                                 210             223
                                         Trinity River Auth., Ten Mile Creek System,
                                           Rev., 5.50%, 2002                                     70              74
                                         ------------------------------------------------------------------------------
                                                                                                              1,976
-----------------------------------------------------------------------------------------------------------------------
MICHIGAN--9.0%                           Detroit, Gen. Oblg., 6.70%, 2010                       300             328
                                         Grand Rapids, Downtown Dev. Auth., Rev., 6.20%,
                                           2004                                                 175             192
                                         Macomb County, Chippewa Valley Schools, Gen.
                                           Oblg., 7.00%, 2001                                   350             383
                                         Higher Educational Facilities Auth., Rev.,
                                           5.40% and 5.75%, 2006 and 2013                       500             519
                                         State Building Auth., Rev., 6.25% and 6.50%,
                                           2000 and 2004                                        165             184
                                         State Hospital Finance Auth., Gratiot Community
                                           Hospital, Rev., 6.10%, 2007                          350             367
                                         ------------------------------------------------------------------------------
                                                                                                              1,973
-----------------------------------------------------------------------------------------------------------------------
NEW YORK--6.3%                           New York City:
                                         Gen. Oblg., 6.50% and 5.75%, 2002 and 2003             200             214
                                         Industrial Dev. Auth., USTA National
                                         Tennis Center Inc. Proj., Rev., 6.10%, 2004            200             219
                                         Niagara Falls, Water Treatment Plant, Rev.,
                                           6.40%, 2004                                          100             111
                                         Port Auth., of New York and New Jersey, JFK
                                           International Air Terminal LLC Proj., Rev.,
                                           6.25%, 2008                                          500             563
                                         Thruway Auth., Local Highway and Bridge Service
                                           Contract, Gen. Oblg., 6.00%, 2002                    265             281
                                         ------------------------------------------------------------------------------
                                                                                                              1,388

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------------------
                                            ISSUER                                     PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------
CALIFORNIA--4.9%                         Central Valley Financing Auth., Carson
                                           Ice-Gen Proj., Cogeneration Proj. Rev.,
                                           6.00%, 2009                                         $250         $   261
                                         Fresno, Water System, Water Remediation Proj.,
                                           Rev., 7.50%, 2004                                    160             190
                                         Sacramento Cogeneration Auth., Procter & Gamble
                                           Proj., Rev., 7.00%, 2004                             200             227
                                         San Joaquin Hills Transportation Corridor
                                           Agcy., Toll Road, Rev., zero coupon, 2012            825             393
                                         ------------------------------------------------------------------------------
                                                                                                              1,071
-----------------------------------------------------------------------------------------------------------------------
ARIZONA--4.8%                            Cocinino County, Industrial Dev. Auth., Health
                                           Care Institution, The Guidance Center, Inc.
                                           Proj., Rev., 9.25%, 2011                             295             330
                                         Phoenix Civic Improvement Corp., Water System
                                           Rev., 6.375%, 2005                                   495             556
                                         State University Board of Regents, Rev., 6.50%,
                                           2001                                                  85              92
                                         Transportation Board, Highway Rev., 6.10%, 2002         70              76
                                         ------------------------------------------------------------------------------
                                                                                                              1,054
-----------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--3.7%                     Horry County School District, Gen. Oblg.,
                                           7.00%, 2002                                          250             276
                                         York County School District, Gen. Oblg., 7.00%,
                                           2004                                                 460             526
                                         ------------------------------------------------------------------------------
                                                                                                                802
-----------------------------------------------------------------------------------------------------------------------
OKLAHOMA--3.0%                           Muskogee County, Gen. Oblg., 6.00%, 2001                10              11
                                         Valley View Hospital Auth., Rev., 5.75%, 2006          350             360
                                         Woodard Municipal Auth., Hospital Rev., 5.60%,
                                           2004                                                 270             282
                                         ------------------------------------------------------------------------------
                                                                                                                653
-----------------------------------------------------------------------------------------------------------------------
INDIANA--2.8%                            Johnson County Hospital Association, Rev.,
                                           6.50%, 2002                                          300             327
                                         Trustees of Purdue University, Student Fees,
                                           Rev., 6.70%, 2015                                    250             279
                                         ------------------------------------------------------------------------------
                                                                                                                606
-----------------------------------------------------------------------------------------------------------------------
NEW JERSEY--2.7%                         Middlesex County Utility Auth., Solid Waste
                                           System, Rev., 6.10%, 2001                            300             322
                                         Transportation Auth., Rev., 6.50%, 2011                225             262
                                         ------------------------------------------------------------------------------
                                                                                                                584
-----------------------------------------------------------------------------------------------------------------------
MISSOURI--2.4%                           State Health & Education Facilities Auth., Lake
                                           of the Ozarks, General Hospital Rev., 5.50%
                                           and 6.00%, 2001 and 2006                             500             519
-----------------------------------------------------------------------------------------------------------------------
ILLINOIS--2.1%                           Health Facilities Auth., Franciscan Sisters
                                           Health Care Corp. Proj., Rev., 6.25%, 2002           350             379
                                         McHenry and Lake County School District Number
                                           15, Certificates of Participation, Rev.,
                                           6.125%, 2003                                          85              93
                                         ------------------------------------------------------------------------------
                                                                                                                472
-----------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------------------
                                            ISSUER                                     PRINCIPAL AMOUNT     VALUE
-----------------------------------------------------------------------------------------------------------------------

KENTUCKY--1.9%                           Lexington-Fayette Urban County, University of
                                           Kentucky Alumni Association, Commonwealth
                                           Library Proj., Rev., 6.50%, 2009                    $300         $   337
                                         University of Kentucky, Consolidated
                                           Educational Building, Rev., 6.00%, 1999               70              72
                                         ------------------------------------------------------------------------------
                                                                                                                409
-----------------------------------------------------------------------------------------------------------------------
NEVADA--1.5%                             Clark County, Motor Vehicle Fuel Tax Rev.,
                                           5.625%, 2002                                          70              74
                                         State, Gen. Oblg., 5.90%, 2001                         250             264
                                         ------------------------------------------------------------------------------
                                                                                                                338
-----------------------------------------------------------------------------------------------------------------------
LOUISIANA--1.5%                          State, Gen. Oblg., 7.00%, 2001                         300             328
-----------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--1.5%                      Bay Transportation Auth., Rev., 6.50%, 2004              5               6
                                         Commonwealth of MA, Gen. Oblg., 6.25%, 2003            250             273
                                         Water Pollution Abatement Trust, SESD Loan
                                           Program, Rev., 6.20%, 2010                            45              49
                                         ------------------------------------------------------------------------------
                                                                                                                328
-----------------------------------------------------------------------------------------------------------------------
ARKANSAS--1.5%                           North Little Rock, Electric System, Rev., 6.00%
                                           and 6.15%, 2001 and 2003                             295             322
-----------------------------------------------------------------------------------------------------------------------
MAINE--1.3%                              Health and Higher Education Facilities Auth.,
                                           Rev., 6.30% and 6.50%, 2004 and 2006                 260             288
-----------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--1.3%               Redev. Land Agency, Sports Arena Special Tax,
                                           Rev., 5.625%, 2010                                   285             286
-----------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--1.2%                      Higher Education and Health Facilities Auth.,
                                           Havenwood-Heritage Heights Issue, Rev.,
                                           7.10%, 2006                                          250             259
-----------------------------------------------------------------------------------------------------------------------
PUERTO RICO--1.2%                        Bank and Finance Agcy., Affordable Housing,
                                           Single Family Mortgage Rev., 5.90%, 2010             250             257
-----------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------------------
                                            ISSUER                                     PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------
STATES LESS THAN                         AK, Student Loan, Gen. Oblg., 5.55%, 2010             $200         $   204
ONE PERCENT--3.7%
                                         CT, State, Gen. Oblg., 5.95%, 2000                       5               5
                                         FL, Broward County School District, Gen. Oblg.,
                                           6.00%, 2004                                           70              76
                                         FL, Department of Natural Resources,
                                           Preservation 2000, Rev., 6.20%, 1999                  80              83
                                         FL, Hillsborough County Aviation Auth., Tampa
                                           International Airport, Rev., 6.90%, 2011               5               5
                                         GA, Atlanta International Airport, Rev., 6.50%,
                                           2013                                                  70              75
                                         HI, State, Gen. Oblg., 7.25%, 2000                     145             158
                                         MD, Howard County, Consolidated Public
                                           Improvement, Gen. Oblg., 6.90%, 1999                  70              73
                                         NE, Public Power District, Nuclear Facility,
                                           Rev., 5.70%, 2004                                     50              53
                                         WA, Tacoma, Electric System, Rev., 5.80%, 2004          70              75
                                         ------------------------------------------------------------------------------
                                                                                                                807
                                         ------------------------------------------------------------------------------
                                         TOTAL OTHER MUNICIPAL OBLIGATIONS--86.7%                            18,971
                                         ------------------------------------------------------------------------------
                                         TOTAL MUNICIPAL OBLIGATIONS--94.5%
                                         (Cost: $19,574)                                                     20,682
                                         ------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
MONEY MARKET                             Yield--2.80% to 3.75%
INSTRUMENTS--3.6%
                                         Due--October 1997
                                         (Cost: $800)                                           800             800
                                         ------------------------------------------------------------------------------
                                         TOTAL INVESTMENTS--98.1%
                                         (Cost: $20,374)                                                     21,482
                                         ------------------------------------------------------------------------------
                                         OTHER ASSETS, LESS LIABILITIES--1.9%                                   407
                                         ------------------------------------------------------------------------------
                                         NET ASSETS--100%                                                   $21,889
                                         ------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTE TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
Based on the cost of investments of $20,374,000 for federal income tax purposes at September 30, 1997, the gross unrealized appreciation was $1,110,000, the gross unrealized depreciation was $2,000 and the net unrealized appreciation on investments was $1,108,000.

See accompanying Notes to Financial Statements.

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF TRUSTEES AND SHAREHOLDERS
KEMPER NATIONAL TAX-FREE INCOME SERIES

  We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the Kemper Municipal Bond Fund and Kemper Intermediate Municipal Bond Fund, comprising the Kemper National Tax-Free Income Series (the Trust) as of September 30, 1997, the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1993. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned Funds of Kemper National Tax-Free Income Series at September 30, 1997, the results of their operations, the changes in their net assets and the financial highlights for each of the fiscal periods referred to above, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

                                          Chicago, Illinois

                                          November 18, 1997

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 1997
(IN THOUSANDS)

                                                                            INTERMEDIATE
                                                              MUNICIPAL      MUNICIPAL
                                                                 FUND           FUND
----------------------------------------------------------------------------------------
 ASSETS
----------------------------------------------------------------------------------------
Investments, at value
(Cost: $3,111,028 and $20,374)                                $3,319,143       21,482
----------------------------------------------------------------------------------------
Receivable for:
  Fund shares sold                                                   369           38
----------------------------------------------------------------------------------------
  Investments sold                                                71,496        1,053
----------------------------------------------------------------------------------------
  Interest                                                        47,791          366
----------------------------------------------------------------------------------------
    TOTAL ASSETS                                               3,438,799       22,939
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
 LIABILITIES AND NET ASSETS
----------------------------------------------------------------------------------------

Cash Overdraft                                                       375          130
----------------------------------------------------------------------------------------
Payable for:
  Dividends                                                        3,132           15
----------------------------------------------------------------------------------------
  Fund shares redeemed                                            14,567           --
----------------------------------------------------------------------------------------
  Investments purchased                                          202,392          880
----------------------------------------------------------------------------------------
  Management fee                                                   1,115           10
----------------------------------------------------------------------------------------
  Administrative services fee                                        457            4
----------------------------------------------------------------------------------------
  Distribution services fee                                           41            2
----------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses             234           --
----------------------------------------------------------------------------------------
  Trustees' fees and other                                           265            9
----------------------------------------------------------------------------------------
    Total liabilities                                            222,578        1,050
----------------------------------------------------------------------------------------
NET ASSETS                                                    $3,216,221       21,889
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
 ANALYSIS OF NET ASSETS
----------------------------------------------------------------------------------------

Paid-in capital                                               $2,969,293       20,765
----------------------------------------------------------------------------------------
Accumulated net realized gain on investments                      38,813           16
----------------------------------------------------------------------------------------
Net unrealized appreciation on investments                       208,115        1,108
----------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                   $3,216,221       21,889
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
 THE PRICING OF SHARES
----------------------------------------------------------------------------------------

CLASS A SHARES
  Net assets applicable to shares outstanding                 $3,149,137       16,591
----------------------------------------------------------------------------------------
  Shares outstanding                                             301,050        1,609
----------------------------------------------------------------------------------------
  Net asset value and redemption price per share
  (net assets / shares outstanding)                               $10.46        10.31
----------------------------------------------------------------------------------------
  Maximum offering price per share
  (net asset value, plus 4.71%/2.83% of net asset
  value or 4.50%/2.75% of offering price)                         $10.95        10.60
----------------------------------------------------------------------------------------
CLASS B SHARES
  Net assets applicable to shares outstanding                    $61,336        4,571
----------------------------------------------------------------------------------------
  Shares outstanding                                               5,878          443
----------------------------------------------------------------------------------------
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  (net assets / shares outstanding)                               $10.44        10.31
----------------------------------------------------------------------------------------
CLASS C SHARES
  Net assets applicable to shares outstanding                     $5,438          727
----------------------------------------------------------------------------------------
  Shares outstanding                                                 519           70
----------------------------------------------------------------------------------------
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  (net assets / shares outstanding)                               $10.47        10.31
----------------------------------------------------------------------------------------
CLASS I SHARES
  Net assets applicable to shares outstanding                       $310           --
----------------------------------------------------------------------------------------
  Shares outstanding                                                  30           --
----------------------------------------------------------------------------------------
  Net asset value and redemption price per share
  (net assets / shares outstanding)                               $10.46           --

----------------------------------------------------------------------------------------

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1997

(IN THOUSANDS)

                                                                              INTERMEDIATE
                                                              MUNICIPAL        MUNICIPAL
                                                                FUND              FUND
------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME
------------------------------------------------------------------------------------------
Interest income                                               $194,097           1,171
------------------------------------------------------------------------------------------
Expenses:
  Management fee                                                13,507             117
------------------------------------------------------------------------------------------
  Administrative services fee                                    5,379              49
------------------------------------------------------------------------------------------
  Distribution services fee                                        426              38
------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses         2,478              14
------------------------------------------------------------------------------------------
  Professional fees                                                122              --
------------------------------------------------------------------------------------------
  Reports to shareholders                                          384              12
------------------------------------------------------------------------------------------
  Trustees' fees and other                                         209              14
------------------------------------------------------------------------------------------
    Total expenses                                              22,505             244
------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                          171,592             927
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------

  Net realized gain on sales of investments (including
  options purchased)                                            71,844             154
------------------------------------------------------------------------------------------
  Net realized loss from futures transactions                   (5,209)            (15)
------------------------------------------------------------------------------------------
Net realized gain                                               66,635             139
------------------------------------------------------------------------------------------
Change in net unrealized appreciation on investments            47,959             479
------------------------------------------------------------------------------------------
Net gain on investments                                        114,594             618
------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $286,186           1,545
------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED SEPTEMBER 31, 1997 AND 1996

(IN THOUSANDS)

                                                                                        INTERMEDIATE
                                                        MUNICIPAL FUND                 MUNICIPAL FUND
                                                 ----------------------------       ---------------------
                                                    1997              1996           1997           1996
---------------------------------------------------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
---------------------------------------------------------------------------------------------------------
  Net investment income                          $  171,592           184,051          927            815
---------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                           66,635            21,987          139            (26)
---------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation              47,959            (2,598)         479            (82)
---------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
operations                                          286,186           203,440        1,545            707
---------------------------------------------------------------------------------------------------------
  Distribution from net investment income          (171,592)         (184,051)        (927)          (815)
---------------------------------------------------------------------------------------------------------
  Distribution from net realized gain               (25,654)           (8,498)         (73)          (134)
---------------------------------------------------------------------------------------------------------
Total dividends to shareholders                    (197,246)         (192,549)      (1,000)          (949)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share
transactions                                       (194,265)         (199,993)        (557)         5,974
---------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS            (105,325)         (189,102)         (12)         5,732
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
 NET ASSETS
---------------------------------------------------------------------------------------------------------

Beginning of year                                 3,321,546         3,510,648       21,901         16,169
---------------------------------------------------------------------------------------------------------
END OF YEAR                                      $3,216,221         3,321,546       21,889         21,901
---------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1    DESCRIPTION OF THE      The Kemper National Tax-Free Income Series (the
     FUND                    Trust) is an open-end, management investment
                             company comprised of Kemper Municipal Bond Fund
                             (Municipal Fund) and Kemper Intermediate Municipal
                             Bond Fund (Intermediate Municipal Fund). The Trust is organized as a business trust under the laws of Massachusetts.

                             The Funds offer four classes of shares. Class A shares are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable on certain redemptions within one year of purchase. Class C shares do not convert into another class. Class I shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Differences in class expenses will result in the payment of different per share income dividends by class. All shares of each Fund have equal rights with respect to voting, dividends and assets, subject to class specific preferences.

--------------------------------------------------------------------------------

2    SIGNIFICANT             INVESTMENT VALUATION. Investments are stated at
     ACCOUNTING POLICIES     value. Fixed income securities are valued by using
                             market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Financial futures and options are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Over-the-counter traded options are valued based upon prices provided by market makers. Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees.

                             INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes premium and original discount amortization on fixed income securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

                             EXPENSES. Expenses arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses are allocated between the Funds in proportion to their relative net assets.

                             FUND SHARE VALUATION. Fund shares are sold and redeemed on a continuous basis at net asset value (plus an initial sales charge on most sales of Class A Shares). Proceeds payable on redemption of Class B and Class C shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange. The net asset value per share is determined separately for each class by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding.

NOTES TO FINANCIAL STATEMENTS

                             FEDERAL INCOME TAXES. Each Fund has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required.

                             DIVIDENDS TO SHAREHOLDERS. Each Fund declares and records a daily dividend equal to its net investment income for that day, to holders of shares for which payment has been received. Income dividends are distributed monthly. Net realized capital gains, if any, will be distributed at least annually. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles.

--------------------------------------------------------------------------------

3    TRANSACTIONS WITH       MANAGEMENT AGREEMENT. The Trust has a management
     AFFILIATES              agreement with ZKI. The Municipal Fund pays a fee
                             at an annual rate of .45% of the first $250 million of average daily net assets declining to .32% of average daily net assets in excess of $12.5 billion. The Municipal Fund paid a management fee of $13,507,000 for the year ended September 30, 1997.

                             The Intermediate Municipal Fund pays a management fee at an annual rate of .55% of the first $250 million of average daily net assets declining to .40% of average daily net assets in excess of $12.5 billion. The Intermediate Municipal Fund paid a management fee of $117,000 for the year ended September 30, 1997.

                             UNDERWRITING AND DISTRIBUTION SERVICES AGREEMENT. The Trust has an underwriting and distribution services agreement with Zurich Kemper Distributors, Inc. (ZKDI). Underwriting commissions paid in connection with the distribution of the Trust's Class A shares are as follows:


                                                                                                      COMMISSIONS
                                                                                                    ALLOWED BY ZKDI
                                                                             COMMISSIONS      ----------------------------
                                                                          RETAINED BY ZKDI    TO ALL FIRMS   TO AFFILIATES
                                                                          -----------------   ------------   -------------
                                         Year ended September 30, 1997        $299,000         1,627,000         8,000

                             For services under the distribution services agreement, the Trust pays ZKDI a fee of .75% of average daily net assets of Class B and Class C shares. Pursuant to the agreement, ZKDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares of each Fund. In addition, ZKDI receives any contingent deferred sales charges (CDSC) from redemptions of Class B and Class C shares. Distribution fees and commissions paid in connection with the sale of each Fund's Class B and Class C shares and the CDSC received in connection with the redemption of such shares are as follows:

                                                                             DISTRIBUTION FEES
                                                                                 AND CDSC           COMMISSIONS AND
                                                                                RECEIVED BY        DISTRIBUTION FEES
                                                                                   ZKDI          PAID BY ZKDI TO FIRMS
                                                                             -----------------   ----------------------
                                         Year ended September 30, 1997            573,000               703,000

                             ADMINISTRATIVE SERVICES AGREEMENT. The Trust has an administrative services agreement with ZKDI. For providing information and administrative services to shareholders, each Fund pays ZKDI a fee at an annual rate of up to .25% of average daily net assets of each class. ZKDI in turn has various agreements with financial services firms that provide these services and pays these firms based on

NOTES TO FINANCIAL STATEMENTS

                             assets of Fund accounts the firms service.
                             Administrative services fees (ASF) paid are as follows:

                                                                                                  ASF PAID BY ZKDI
                                                                          ASF PAID BY THE   -----------------------------
                                                                           TRUST TO ZKDI    TO ALL FIRMS    TO AFFILIATES
                                                                          ---------------   -------------   -------------
                                          Year ended September 30, 1997     $5,428,000        5,450,000        18,000

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Trust's transfer agent, Zurich Kemper Service Company (ZKSvC) is the shareholder service agent of the Trust. Under the agreement, ZKSvC received shareholder services fees of $1,595,000 for the year ended September 30, 1997.

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Trust are also officers or directors of ZKI. For the year ended September 30, 1997, the Trust made no direct payments to its officers and incurred trustees' fees of $55,000 to independent trustees.

--------------------------------------------------------------------------------

4    INVESTMENT
     TRANSACTIONS            For the year ended September 30, 1997, investment
                             transactions (excluding short-term instruments) are as follows (in thousands):

                                                                                         INTERMEDIATE
                                                                       MUNICIPAL FUND   MUNICIPAL FUND
                                                                       --------------   --------------
                              Purchases                                  $2,422,364         16,096
                              Proceeds from sales                         2,747,490         17,597

--------------------------------------------------------------------------------

5    CAPITAL SHARE
     TRANSACTIONS            The following tables summarize the activity in
                             capital shares of the Funds (in thousands):

                                                                                 YEAR ENDED SEPTEMBER 30,
                                                                          1997                              1996
                                                MUNICIPAL        -----------------------           -----------------------
                                                  FUND           SHARES         AMOUNT             SHARES         AMOUNT
                                           SHARES SOLD
                                           Class A                36,543       $ 376,175            18,784       $ 193,179
                                          --------------------------------------------------------------------------------
                                           Class B                 2,441          24,932             2,551          26,035
                                          --------------------------------------------------------------------------------
                                           Class C                   412           4,246               313           3,200
                                          --------------------------------------------------------------------------------
                                           Class I                    --              --                30             300
                                          --------------------------------------------------------------------------------
                                           SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                           Class A                13,029         133,574            11,427         117,176
                                          --------------------------------------------------------------------------------
                                           Class B                   176           1,799               120           1,229
                                          --------------------------------------------------------------------------------
                                           Class C                    18             182                10             104
                                          --------------------------------------------------------------------------------
                                           SHARES REDEEMED
                                           Class A               (70,404)       (723,896)          (50,863)       (521,777)
                                          --------------------------------------------------------------------------------
                                           Class B                  (836)         (8,563)           (1,767)        (18,134)
                                          --------------------------------------------------------------------------------
                                           Class C                  (263)         (2,714)             (128)         (1,305)
                                          --------------------------------------------------------------------------------
                                           CONVERSION OF SHARES
                                           Class A                   169           1,742                67             687
                                          --------------------------------------------------------------------------------
                                           Class B                  (169)         (1,742)              (67)           (687)
                                          --------------------------------------------------------------------------------
                                           NET DECREASE FROM
                                           CAPITAL SHARE
                                           TRANSACTIONS                        $(194,265)                        $(199,993)
                                          --------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

                                                                   YEAR ENDED SEPTEMBER 30,
                                                              1997                           1996
                                   INTERMEDIATE       --------------------           --------------------
                                  MUNICIPAL FUND      SHARES       AMOUNT            SHARES       AMOUNT
                               SHARES SOLD
                               Class A                  503        $5,105              782        $ 7,959
                              ---------------------------------------------------------------------------
                               Class B                  104         1,058              239          2,415
                              ---------------------------------------------------------------------------
                               Class C                   35           355               59            593
                              ---------------------------------------------------------------------------
                               SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                               Class A                   51           512               49            458
                              ---------------------------------------------------------------------------
                               Class B                   10           109                8             86
                              ---------------------------------------------------------------------------
                               Class C                    2            24                2             21
                              ---------------------------------------------------------------------------
                               SHARES REDEEMED
                               Class A                 (623)       (6,324)            (413)        (4,178)
                              ---------------------------------------------------------------------------
                               Class B                 (101)       (1,028)             (76)          (774)
                              ---------------------------------------------------------------------------
                               Class C                  (36)         (368)             (61)          (606)
                              ---------------------------------------------------------------------------
                               CONVERSION OF SHARES
                               Class A                    1            10                1              3
                              ---------------------------------------------------------------------------
                               Class B                   (1)          (10)              (1)            (3)
                              ---------------------------------------------------------------------------
                               NET INCREASE
                               (DECREASE) FROM
                               CAPITAL SHARE
                               TRANSACTIONS                        $ (557)                        $ 5,974
                              ---------------------------------------------------------------------------

--------------------------------------------------------------------------------

6    FINANCIAL FUTURES
     CONTRACTS               The Municipal Fund has entered into exchange traded
                             financial futures contracts on U.S. Treasury securities in order to help protect itself from anticipated market conditions and, as such, bears the risk that arises from entering into these contracts.

                             At the time the Fund enters into a futures contract, it is required to make a margin deposit with its custodian. Subsequently, gain or loss is recognized and payments are made on a daily basis between the Fund and its broker as the market value of the futures contract fluctuates. At September 30, 1997, the market value of assets pledged by the Fund to cover margin requirements for open futures positions was $12,106,000. The fund also had liquid securities in its portfolio in excess of the face amount of the following short futures position open at September 30, 1997:

                                                                  FACE          EXPIRATION      GAIN AT
                                           TYPE                  AMOUNT           MONTH         9/30/97
                             --------------------------------------------------------------------------

                             U.S. Treasury Note                $26,468,000      Dec. '97        $37,500
                             --------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                          --------------------------------------
                                                         CLASS A
                                                 YEAR ENDED SEPTEMBER 30,
                                          --------------------------------------
             MUNICIPAL FUND                1997    1996    1995    1994    1993
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of year        $10.18   10.15    9.69   10.95   10.29
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                      .54     .55     .55     .55     .61
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)    .36     .06     .50    (.92)    .82
--------------------------------------------------------------------------------
Total from investment operations             .90     .61    1.05    (.37)   1.43
--------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income    .54     .55     .55     .56     .62
--------------------------------------------------------------------------------
  Distribution from net realized gain        .08     .03     .04     .33     .15
--------------------------------------------------------------------------------
Total dividends                              .62     .58     .59     .89     .77
--------------------------------------------------------------------------------
Net asset value, end of year              $10.46   10.18   10.15    9.69   10.95
--------------------------------------------------------------------------------
TOTAL RETURN                                9.15%   6.00   11.15   (3.67)  14.50

--------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Expenses                                     .68%    .66     .66     .60     .47
--------------------------------------------------------------------------------
Net investment income                       5.29%   5.35    5.63    5.42    5.78
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                           --------------------------------------
                                                       Class B Shares
                                           --------------------------------------
                                            YEAR ENDED SEPTEMBER       MAY 31
                                                    30,                  TO
                                           ----------------------   SEPTEMBER 30,
MUNICIPAL FUND                              1997    1996    1995        1994
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------
Net asset value, beginning of period       $10.15   10.13    9.67        9.95
---------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       .45     .46     .46         .14
---------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)     .37     .05     .50        (.26)
---------------------------------------------------------------------------------
Total from investment operations              .82     .51     .96        (.12)
---------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income     .45     .46     .46         .16
---------------------------------------------------------------------------------
  Distribution from net realized gain         .08     .03     .04          --
---------------------------------------------------------------------------------
Total dividends                               .53     .49     .50         .16
---------------------------------------------------------------------------------
Net asset value, end of period             $10.44   10.15   10.13        9.67
---------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                8.32%   4.97   10.17       (1.24)

---------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------

Expenses                                     1.55%   1.54    1.55        1.56
---------------------------------------------------------------------------------
Net investment income                        4.42%   4.47    4.74        4.55
---------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                           --------------------------------------   ---------------------------------
                                                          CLASS C                                CLASS I
                                           --------------------------------------   ---------------------------------
                                            YEAR ENDED SEPTEMBER
                                                    30,               MAY 31 TO      YEAR ENDED      APRIL 19 TO
                                           ----------------------   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
              MUNICIPAL FUND                1997    1996    1995        1994            1997            1996
---------------------------------------------------------------------------------   ---------------------------------
 PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------   ---------------------------------
Net asset value, beginning of period       $10.18   10.16    9.69            9.95           10.18           10.11
---------------------------------------------------------------------------------   ---------------------------------
Income from investment operations:
  Net investment income                       .46     .46     .47             .16             .55             .24
---------------------------------------------------------------------------------   ---------------------------------
  Net realized and unrealized gain (loss)     .37     .05     .51            (.26)            .36             .07
---------------------------------------------------------------------------------   ---------------------------------
Total from investment operations              .83     .51     .98            (.10)            .91             .31
---------------------------------------------------------------------------------   ---------------------------------
Less dividends:
  Distribution from net investment income     .46     .46     .47             .16             .55             .24
---------------------------------------------------------------------------------   ---------------------------------
  Distribution from net realized gain         .08     .03     .04              --             .08              --
---------------------------------------------------------------------------------   ---------------------------------
Total dividends                               .54     .49     .51             .16             .63             .24
---------------------------------------------------------------------------------   ---------------------------------
Net asset value, end of period             $10.47   10.18   10.16            9.69           10.46           10.18
---------------------------------------------------------------------------------      ------------------------------
TOTAL RETURN (NOT ANNUALIZED)                8.34%   4.99   10.32           (1.03)           9.27            3.10

---------------------------------------------------------------------------------   ---------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------   ---------------------------------

Expenses                                     1.53%   1.51    1.51            1.53             .58             .56
---------------------------------------------------------------------------------   ---------------------------------
Net investment income                        4.44%   4.50    4.78            4.56            5.39            5.60
---------------------------------------------------------------------------------   ---------------------------------


------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
------------------------------------------------------------------------------------------------------------
                                                               YEAR ENDED SEPTEMBER 30,
                                              --------------------------------------------------------------
                                                 1997        1996        1995        1994        1995
------------------------------------------------------------------------------------------------------------
Net assets at end of year (in thousands)      $3,216,221   3,321,546   3,510,648   3,716,997   4,072,626
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               77%         97          86          50          52
------------------------------------------------------------------------------------------------------------

NOTE FOR MUNICIPAL FUND:

Total return does not reflect the effect of any sales charges.

FINANCIAL HIGHLIGHTS

                                              -----------------------------------
                                                           CLASS A
                                              -----------------------------------
                                                YEAR ENDED       NOVEMBER 1,
                                              SEPTEMBER 30,        1994 TO
                                              --------------    SEPTEMBER 30,
         INTERMEDIATE MUNICIPAL FUND           1997    1996          1995
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------
Net asset value, beginning of period          $10.06   10.18         9.50
-------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          .46     .46          .45
-------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)        .29    (.04)         .68
-------------------------------------------------------------------------------
Total from investment operations                 .75     .42         1.13
-------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income        .46     .46          .45
-------------------------------------------------------------------------------
  Distribution from net realized gain            .04     .08           --
-------------------------------------------------------------------------------
Total dividends                                  .50     .54          .45
-------------------------------------------------------------------------------
Net asset value, end of period                $10.31   10.06        10.18
-------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                   7.62%   4.15        12.08

-------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------

Expenses absorbed by the Fund                    .96%    .92          .55
-------------------------------------------------------------------------------
Net investment income                           4.55%   4.45         5.00

-------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------

Expenses                                         .96%   1.04         1.05
-------------------------------------------------------------------------------
Net investment income                           4.55%   4.33         4.50
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                      ---------------------------------
                                                                   Class B
                                                      ---------------------------------
                                                        YEAR ENDED       NOVEMBER 1,
                                                      SEPTEMBER 30,        1994 TO
                                                      --------------    SEPTEMBER 30,
             INTERMEDIATE MUNICIPAL FUND               1997    1996          1995
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------
Net asset value, beginning of period                  $10.06   10.18         9.50
---------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  .38     .38          .36
---------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                .29    (.04)         .68
---------------------------------------------------------------------------------------
Total from investment operations                         .67     .34         1.04
---------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income                .38     .38          .36
---------------------------------------------------------------------------------------
  Distribution from net realized gain                    .04     .08           --
---------------------------------------------------------------------------------------
Total dividends                                          .42     .46          .36
---------------------------------------------------------------------------------------
Net asset value, end of period                        $10.31   10.06        10.18
---------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                           6.78%   3.34        11.13

---------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------------

Expenses absorbed by the Fund                           1.76%   1.71         1.42
---------------------------------------------------------------------------------------
Net investment income                                   3.75%   3.66         4.13

---------------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------------

Expenses                                                1.76%   1.83         1.92
---------------------------------------------------------------------------------------
Net investment income                                   3.75%   3.54         3.63
---------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                            ------------------------------------------
                                                                           Class C Shares
                                                            ------------------------------------------
                                                            YEAR ENDED SEPTEMBER 30,    NOVEMBER 1
                                                            ------------------------      1994 TO
                                                                                       SEPTEMBER 30,
       INTERMEDIATE MUNICIPAL FUND                            1997           1996          1995
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $10.06           10.19        9.50
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        .39             .38         .38
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                      .29            (.05)        .69
------------------------------------------------------------------------------------------------------
Total from investment operations                               .68             .33        1.07
------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income                      .39             .38         .38
------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                          .04             .08          --
------------------------------------------------------------------------------------------------------
Total dividends                                                .43             .46         .38
------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $10.31           10.06       10.19
------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                 6.77%           3.26       11.43

------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
------------------------------------------------------------------------------------------------------

Expenses absorbed by the Fund                                 1.73%           1.65        1.28
------------------------------------------------------------------------------------------------------
Net investment income                                         3.78%           3.72        4.27

------------------------------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
------------------------------------------------------------------------------------------------------

Expenses                                                      1.73%           1.77        1.78
------------------------------------------------------------------------------------------------------
Net investment income                                         3.78%           3.60        3.77

------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA FOR ALL CLASSES
------------------------------------------------------------------------------------------------------

                                                                                        NOVEMBER 1
                                                            YEAR ENDED SEPTEMBER 30,      1994 TO
                                                            ------------------------   SEPTEMBER 30,
                                                               1997          1996          1995
------------------------------------------------------------------------------------------------------
Net assets at end of period (in
thousands)                                                  $21,889         21,901      16,169
------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                             80%            80          60
------------------------------------------------------------------------------------------------------

NOTES FOR INTERMEDIATE MUNICIPAL FUND:

ZKI agreed to waive the management fee of the Intermediate Municipal Fund from its inception, November 1, 1994, through April 30, 1995. Thereafter, the management fee was gradually reinstated through April 30, 1996. "Other ratios to average net assets" are computed without the undertaking to waive the management fee.

Total return does not reflect the effect of any sales charges.

FEDERAL TAX STATUS OF 1997 DIVIDENDS FOR BOTH FUNDS

All of the dividends paid from net investment income by the Funds constitute tax-exempt interest that is not taxable for federal income tax purpose however, a portion of the dividends paid may be includable in the alternative minimum tax calculation. A short-term capital gain dividend is taxable as ordinary income, and a long-term capital gain dividend is taxable as a long-term capital gain regardless of how long you have owned your shares.

                     KEMPER NATIONAL TAX-FREE INCOME SERIES

                                    PART C.

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
     (a) Financial Statements
         (i) Financial statements included in Part A of the Registration
             Statement:
                Financial Highlights.
        (ii) Financial statements included in Part B of the Registration
             Statement:

             Kemper Municipal Bond Fund and Kemper Intermediate Municipal Bond Fund.


               Statement of assets and liabilities--September 30, 1997.


               Statement of operations for the year ended September 30, 1997.


               Statement of changes in net assets for each of the two years in the period ended September 30, 1997.


               Portfolio of investments--September 30, 1997.

               Notes to financial statements.

        Schedules II, III, IV and V are omitted as the required information is not present.

        Schedule I has been omitted as the required information is presented in the portfolio of investments.

     (b) Exhibits


        99.B1(a)                 Amended and Restated Agreement and Declaration of Trust.*
        99.B1(b)                 Written Instrument Amending the Agreement and Declaration o f
                                 Trust.*
        99.B2.                   By-Laws.*
        99.B3.                   Inapplicable.
        99.B4(a)                 Text of Share Certificate.*
        99.B4(b)                 Written Instrument Establishing and Designating Separate
                                 Classes of Shares.*
        99.B4(c)                 Written Instrument Establishing and Designating Kemper
                                 Intermediate Municipal Bond Fund.*
        99.B4(d)                 Written Instrument Changing the Name of a Series.*
        99.B4(e)                 Amended and Restated Written Instrument Establishing and
                                 Designating Separate Classes of Shares.*
        99.B5(a)                 Investment Management Agreement (Kemper Municipal Bond
                                 Fund).*
        99.B5(b)                 Investment Management Agreement (Kemper Intermediate
                                 Municipal Bond Fund).*
        99.B6(a)                 Underwriting and Distribution Services Agreement.*
        99.B6(b)                 Form of Selling Group Agreement.*
        99.B6(c)                 Addendum to Selling Group Agreement.*
        99.B7.                   Inapplicable.
        99.B8.                   Custody Agreement.*
        99.B9(a)                 Agency Agreement.*
        99.B9(b)                 Supplement to Agency Agreement.
        99.B9(c)                 Administrative Services Agreement.
        99.B9(d)                 Amendment to Administrative Services Agreement.*
        99.B9(e)                 Assignment and Assumption Agreement.*
        99.B10.                  Inapplicable.
        99.B11.                  Reports and Consent of Independent Auditors.
        99.B12.                  Inapplicable.
        99.B13.                  Inapplicable.
        99.B14.                  Inapplicable.
        99.B15.                  See 6 above (Class B and Class C shares).
        99.B16.                  Performance Calculations.*

        99.B18.                  Multi-Distribution System Plan.*
        99.B24.                  Powers of Attorney.*
            27.All Municipal     Financial Data Schedule
            27.A Municipal       Financial Data Schedule
            27.B Municipal       Financial Data Schedule
            27.C Municipal       Financial Data Schedule
            27.All Inter.Muni.   Financial Data Schedule
            27.A Inter.Muni.     Financial Data Schedule
            27.B Inter.Muni.     Financial Data Schedule
            27.C Inter.Muni.     Financial Data Schedule
        99.485(b) Letter         Representation of Counsel (Rule 485(b)).


---------------
       * Incorporated herein by reference to the Amendment to Registrant's Registration Statement on Form N-1A identified below:


                       EXHIBIT NO.                POST-EFFECTIVE AMENDMENT NO.           DATE OF FILING
                       -----------                ----------------------------           --------------
           16                                                  26                           1/20/89
           1, 4(a), 4(b), 4(c), 4(d), 5, 6(b),
             9(a), 9(c), 9(d), 9(e) and 16                     39                           3/14/95
           2 and 8                                             40                           10/30/95
           4(e), 5(a), 5(b), 6(a), 6(c), 9(b),
             18 and 24                                         42                           12/18/96


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Inapplicable.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES


     As of October 31, 1997, there were 70,716 Class A, 1,662 Class B, 191 Class C holders and 3 Class I holders of record of Kemper Municipal Bond Fund and 258 Class A, 99 Class B and 27 Class C holders of record of Kemper Intermediate Municipal Bond Fund.


ITEM 27. INDEMNIFICATION

     Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28(a) BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Information pertaining to business and other connections of the Registrant's investment advisers is hereby incorporated by reference to the section of the Prospectus captioned "Investment Manager and Underwriter" and to the section of the Statement of Additional Information captioned "Investment Manager and Underwriter".

     Zurich Kemper Investments, Inc., investment adviser of the Registrant, is investment adviser of:

Kemper Mutual Funds:
Kemper Technology Fund
Kemper Total Return Fund
Kemper Growth Fund
Kemper Small Capitalization Equity Fund
Kemper Income and Capital Preservation Fund
Kemper National Tax-Free Income Series
Kemper Diversified Income Fund
Kemper High Yield Series
Cash Equivalent Fund
Kemper U.S. Government Securities Fund
Kemper International Fund
Kemper Portfolios
Kemper State Tax-Free Income Series
Tax-Exempt California Money Market Fund
Kemper Adjustable Rate U.S. Government Fund
Kemper Blue Chip Fund
Kemper Global Income Fund
Kemper Target Equity Fund
Cash Account Trust
Investors Cash Trust
Investors Municipal Cash Fund
Kemper Value Plus Growth Fund
Kemper Quantitative Equity Fund
Kemper Horizon Fund
Kemper Europe Fund
Kemper Asian Growth Fund
Kemper Aggressive Growth Fund
Kemper Closed-End Funds:
Kemper High Income Trust
Kemper Intermediate Government Trust
Kemper Municipal Income Trust
Kemper Multi-Market Income Trust
Kemper Strategic Municipal Income Trust
The Growth Fund of Spain, Inc.
Kemper Strategic Income Fund
Zurich Money Funds
Zurich YieldWise Money Fund

     Zurich Kemper Investments, Inc. also furnishes investment advice to and manages investment portfolios for other clients including Investors Fund Series and Kemper International Bond Fund.

Item 28(b)(i) Business and Other Connections of Officers and Directors of Zurich Kemper Investments, Inc., the Investment Adviser


TIMBERS, STEPHEN B.
     Director, President, Chief Executive Officer and Chief Investment Officer, Zurich Kemper Investments, Inc.
     Director, Zurich Kemper Distributors, Inc.
     Director, Zurich Investment Management, Inc.
     Director, Chairman, Zurich Kemper Service Company
     Director, Zurich Kemper Value Advisors, Inc.
     Director, ZKI Agency, Inc.
     Director, President, Kemper International Management, Inc.
     Trustee and President, Kemper Funds
     Director, The LTV Corporation
     Governor, Investment Company Institute

NEAL, JOHN E.
     Director, Zurich Kemper Investments, Inc.
     President, Kemper Funds Group, a unit of Zurich Kemper
     Investments, Inc.
     Director, President, Zurich Kemper Service Company
     Director, Zurich Kemper Distributors, Inc.
     Director, Zurich Investment Management, Inc.
     Director, Zurich Kemper Value Advisors, Inc.
     Director, ZKI Agency, Inc.
     Director, Community Investment Corporation
     Director, Continental Community Development Corporation
     Director, K-P Greenway, Inc.
     Director, K-P Plaza Dallas, Inc.
     Director, Kemper/Prime Acquisition Fund, Inc.
     Director, RespiteCare
     Director, Urban Shopping Centers, Inc.
     Vice President, Kemper Funds

CHAPMAN, II, WILLIAM E.
     President, Kemper Retirement Plans Group, a unit of Zurich Kemper Investments, Inc.
     Director, Executive Vice President, Zurich Kemper Distributors, Inc. Executive Vice President, Zurich Kemper Service Company

VOGEL, VICTOR E.
     Senior Executive Vice President, Zurich Kemper Investments, Inc. Trustee, Zurich Kemper Investments, Inc. Profit Sharing Plan & Money Purchase Pension Plan
     Executive Vice President, Zurich Kemper Service Company

BEIMFORD, JR., JOSEPH P.
     Executive Vice President, Zurich Kemper Investments, Inc. Vice President, Cash Account Trust
     Vice President, Cash Equivalent Fund
     Vice President, Galaxy Offshore, Inc.
     Vice President, Investors Cash Trust
     Vice President, Kemper Adjustable Rate U.S. Government Fund Vice President, Kemper Diversified Income Fund
     Vice President, Kemper Global Income Fund
     Vice President, Kemper High Income Trust
     Vice President, Kemper High Yield Series
     Vice President, Kemper Income and Capital Preservation Fund Vice President, Kemper Intermediate Government Trust
     Vice President, Kemper International Bond Fund
     Vice President, Investors Fund Series
     Vice President, Zurich Money Funds
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Municipal Income Trust
     Vice President, Kemper National Tax-Free Income Series
     Vice President, Kemper Portfolios
     Vice President, Kemper State Tax-Free Income Series
     Vice President, Kemper Strategic Income Fund
     Vice President, Kemper Strategic Municipal Income Trust Vice President, Kemper U.S. Government Securities Fund
     Vice President, Tax-Exempt California Money Market Fund Vice President, Investors Municipal Cash Fund

     Managing Director, Zurich Investment Management, Inc.

DUDASIK, PATRICK H.
     Executive Vice President and Chief Financial Officer, Zurich Kemper Investments, Inc.
     Executive Vice President, Chief Financial Officer and Treasurer,
     Zurich Kemper Value Advisors, Inc.
     Chief Financial Officer and Treasurer, Zurich Investment Management, Inc. Treasurer and Chief Financial Officer, Zurich Kemper Distributors, Inc. Treasurer and Chief Financial Officer, Zurich Kemper Service Company Treasurer, ZKI Agency, Inc.

FROEHLICH, PH.D, ROBERT J.
     Executive Vice President, Chief Investment Strategist, Zurich Kemper Investments, Inc.

GREENAWALT, JAMES L.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, President, Zurich Kemper Distributors, Inc.
     Director, President, ZKI Agency, Inc.

LANGBAUM, GARY A.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Total Return Fund
     Vice President, Investors Fund Series

MANZONI, JR., CHARLES R.
     Executive Vice President, Secretary & General Counsel, Zurich Kemper Investments, Inc.
     Vice President, Kemper Funds
     Secretary, ZKI Agency, Inc.
     Secretary, Zurich Kemper Service Company
     Secretary, Zurich Kemper Distributors, Inc.
     Secretary, ZKI Holding Corporation
     Secretary, Zurich Investment Management, Inc.
     Secretary, Zurich Kemper Value Advisors, Inc.

MURRIHY, MAURA J.
     Executive Vice President, Zurich Kemper Investments, Inc.

PECK, JR., ROBERT C.
     Executive Vice President, Chief
     Investment Officer-Fixed Income, Zurich Kemper Investments, Inc. Vice President, Zurich Money Funds
     Vice President, Kemper Income & Capital Preservation Fund
     Vice President, Kemper National Tax-Free Income Series
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper High Yield Series
     Vice President, Cash Equivalent Fund
     Vice President, Kemper U.S. Government Securities Fund
     Vice President, Kemper State Tax-Free Income Series
     Vice President, Kemper Portfolios
     Vice President, Tax-Exempt California Money Market Fund
     Vice President, Kemper Adjustable Rate U.S. Government Fund
     Vice President, Kemper Global Income Fund
     Vice President, Cash Account Trust
     Vice President, Investors Cash Trust
     Vice President, Investors Municipal Cash Fund
     Vice President, Zurich YieldWise Money Fund
     Vice President, Investors Fund Series
     Vice President, Kemper High Income Trust
     Vice President, Kemper Intermediate Government Trust
     Vice President, Kemper Municipal Income Trust
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Strategic Municipal Income Trust
     Vice President, Kemper Strategic Income Fund
     Vice President, Kemper International Bond Fund

REYNOLDS, STEVEN H.
     Executive Vice President, Chief Investment Officer - Equities, Zurich Kemper Investments, Inc.
     Vice President, Kemper Technology Fund
     Vice President, Kemper Total Return Fund
     Vice President, Kemper Growth Fund
     Vice President, Kemper Small Capitalization Equity Fund
     Vice President, Kemper International Fund
     Vice President, Kemper Blue Chip Fund
     Vice President, Kemper Value Plus Growth Fund
     Vice President, Kemper Quantitative Equity Fund
     Vice President, Kemper Target Equity Fund
     Vice President, Kemper Horizon Fund
     Vice President, Investors Fund Series
     Vice President, The Growth Fund of Spain, Inc.
     Vice President, Kemper Europe Fund

ROBERTS, SCOTT A.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, Senior Managing Director, Zurich Investment Management, Inc.

SILIGMUELLER, DALE S.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, Executive Vice President, Zurich Kemper Service Company

SWANSON, DAVID
     Executive Vice President Zurich Kemper Investments, Inc.

WEISS, ROBERT D.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, Senior Managing Director, Zurich Investment Management, Inc.

BERCHER, LINDA A.
     Senior Vice President, Zurich Kemper Investments, Inc.

BRUNS, THOMAS V.
     Senior Vice President, Zurich Kemper Investments, Inc.

BUKOWSKI, DANIEL J.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Quantitative Equity Fund
     Vice President, Kemper Value Plus Growth Fund
     Vice President, Investors Fund Series

BUTLER, DAVID H.
     Senior Vice President, Zurich Kemper Investments, Inc.

CERVONE, DAVID M.
     Senior Vice President, Zurich Kemper Investments, Inc.

CESSINE, ROBERT S.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Income and Capital Preservation Fund
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Investors Fund Series

CHESTER, TRACY McCORMICK
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Blue Chip Fund
     Vice President, Kemper Target Equity Fund

CHIEN, CHRISTINE
     Senior Vice President, Zurich Kemper Investments, Inc.

CIARLELLI, ROBERT W.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Executive Vice President, Zurich Kemper Service Company

COLLORA, PHILIP J.
     Senior Vice President and Assistant Secretary, Zurich Kemper
     Investments, Inc.
     Vice President and Secretary, Kemper Funds

     Assistant Secretary, Kemper International Management, Inc.
     Assistant Secretary, Zurich Investment Management, Inc.
     Assistant Secretary, Zurich Kemper Value Advisors, Inc.
     Assistant Secretary, ZKI Agency, Inc.

DUFFY, JEROME L.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Treasurer, Kemper Funds

FENGER, JAMES E.
     Senior Vice President, Zurich Kemper Investments, Inc.

FINK, THOMAS M.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

GALLAGHER, MICHAEL L.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Senior Vice President, Zurich Kemper Service Company

GOERS, RICHARD A.
     Senior Vice President, Zurich Kemper Investments, Inc.

GREENWALD, MARSHALL L.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

HARRINGTON, MICHAEL E.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Executive Vice President, Zurich Kemper Distributors, Inc.

KEITH, GEORGE
     Senior Vice President, Zurich Kemper Investments, Inc.

KLEIN, GEORGE
     Senior Vice President, Zurich Kemper Investments, Inc.
     Director, Managing Director, Zurich Investment Management, Inc.

KLEIN, MARTIN
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

KOCHER, GARY
     Senior Vice President, Zurich Kemper Investments, Inc.

KORTH, FRANK D.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Technology Fund

McNAMARA, MICHAEL A.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper High Income Trust
     Vice President, Kemper High Yield Series

     Vice President, Investors Fund Series
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Strategic Income Fund

MOELLER, JAMES V.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

MOORE, C. PERRY
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, ZKI Agency, Inc.

MIER, CHRISTOPHER J.
     Senior Vice President, Zurich Kemper Investments, Inc. Vice President, Kemper National Tax-Free Income Series Vice President, Kemper Municipal Income Trust
     Vice President, Kemper State Tax-Free Income Series Vice President, Kemper Strategic Municipal Income Trust

RABIEGA, CRAIG F.
     Senior Vice President, Zurich Kemper Investments, Inc.
     First Vice President, Zurich Kemper Service Company

RACHWALSKI, JR. FRANK J.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Cash Account Trust
     Vice President, Cash Equivalent Fund
     Vice President, Investors Cash Trust
     Vice President, Investors Fund Series
     Vice President, Zurich Money Funds
     Vice President, Kemper Portfolios
     Vice President, Tax-Exempt California Money Market Fund
     Vice President, Investors Municipal Cash Fund

RESIS, JR., HARRY E.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper High Income Trust
     Vice President, Kemper High Yield Series
     Vice President, Investors Fund Series
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Strategic Income Fund

ROBISON, JR., JOHN H.
     Senior Vice President, Zurich Kemper Investments, Inc.

SCHULTHESZ, HENRY J.
     Senior Vice President, Zurich Kemper Investments, Inc.

SILVIA, JOHN E.
     Senior Vice President, Zurich Kemper Investments, Inc.

SMITH, JR., EDWARD BYRON
     Senior Vice President, Zurich Kemper Investments, Inc.

STALZER, KURT
     Senior Vice President, Zurich Kemper Investments, Inc.

URBASZEWSKI, KENNETH T.
     Senior Vice President, Zurich Kemper Investments, Inc.

VANDENBERG, RICHARD
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper U.S. Government Securities Fund
     Vice President, Kemper Portfolios
     Vice President, Kemper Adjustable Rate U.S. Government Fund

VINCENT, CHRISTOPHER T.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

WONNACOTT, LARRY R.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

BAZAN, KENNETH M.
     First Vice President, Zurich Kemper Investments, Inc.
     Director, K-P Greenway, Inc.
     Director, K-P Plaza Dallas, Inc.
     Director, Kemper/Prime Acquisition Fund, Inc.

BODEM, RICHARD A.
     First Vice President, Zurich Kemper Investments, Inc.
     First Vice President, Zurich Kemper Service Company

BOEHM, JONATHAN J.
     First Vice President, Zurich Kemper Investments, Inc.
     Senior Vice President, Zurich Kemper Service Company

BURROW, DALE R.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Strategic Municipal Income Trust

BURSHTAN, DAVID H.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Investors Fund Series

BYRNES, ELIZABETH A.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Adjustable Rate U.S. Government Fund
     Vice President, Kemper Intermediate Government Trust

CARNEY, ANNE T.
     First Vice President, Zurich Kemper Investments, Inc.

CHRISTIANSEN, HERBERT A.
     First Vice President, Zurich Kemper Investments, Inc.
     First Vice President, Zurich Kemper Service Company

COHEN, JERRI I.
     First Vice President, Zurich Kemper Investments, Inc.

DeMAIO, CHRIS C.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President and Chief Accounting Officer, Zurich Kemper Service
     Company

DEXTER, STEPHEN P.
     First Vice President, Zurich Kemper Investments, Inc.

DOYLE, DANIEL J.
     First Vice President, Zurich Kemper Investments, Inc.

HAUSKEN, PHILIP D.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Distributors, Inc.
     Assistant Secretary, Zurich Investment Management, Inc.

HORTON, ROBERT J.
     First Vice President, Zurich Kemper Investments, Inc.

INNES, BRUCE D.
     First Vice President, Zurich Kemper Investments, Inc.
     Co-President, International Association of Corporate and
     Professional Recruiters

JACOBS, PETER M.
     First Vice President, Zurich Kemper Investments, Inc.

KIEL, CAROL L.
     First Vice President, Zurich Kemper Investments, Inc.

KNAPP, WILLIAM M.
     First Vice President, Zurich Kemper Investments, Inc.

KOCH, DEBORAH L.
     First Vice President, Zurich Kemper Investments, Inc.

LASKA, ROBERTA E.
     First Vice President, Zurich Kemper Investments, Inc.

LENTZ, MAUREEN P.
     First Vice President, Zurich Kemper Investments, Inc.

McCRINDLE-PETRARCA, SUSAN
     First Vice President, Zurich Kemper Investments, Inc.

McGOVERN, KAREN
     First Vice President, Zurich Kemper Investments, Inc.

MICHAEL, DIANNE
     First Vice President, Zurich Kemper Investments, Inc.

MINER, EDWARD
     First Vice President, Zurich Kemper Investments, Inc.

MURRAY, SCOTT S.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

NORRIS, JOHNSTON A.
     First Vice President, Zurich Kemper Investments, Inc.

PANOZZO, ROBERTA L.
     First Vice President, Zurich Kemper Investments, Inc.

PECARD, ANN M.
     First Vice President, Zurich Kemper Investments, Inc.

PONTECORE, SUSAN E.
     First Vice President, Zurich Kemper Investments, Inc.

RADIS, STEVE A.
     First Vice President, Zurich Kemper Investments, Inc.

RATEKIN, DIANE E.
     First Vice President, Assistant General Counsel and Assistant Secretary, Zurich Kemper Investments, Inc.
     Assistant Secretary, Zurich Kemper Distributors, Inc.

SMITH, ROBERT G.
     First Vice President, Zurich Kemper Investments, Inc.

STUEBE, JOHN W.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Cash Account Trust
     Vice President, Cash Equivalent Fund

TEPPER, SHARYN A.
     First Vice President, Zurich Kemper Investments, Inc.
     Assistant Secretary, Zurich Investment Management, Inc.

TOOLE, W. TIMOTHY
     First Vice President, Zurich Kemper Investments, Inc.

TRUTTER, JONATHAN W.
     First Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Strategic Income Fund

WETHERALD, ROBERT F.
     First Vice President, Zurich Kemper Investments, Inc.

WITTNEBEL, MARK E.
     First Vice President, Zurich Kemper Investments, Inc.

ALLEN, PATRICIA L.
     Vice President, Zurich Kemper Investments, Inc.

ANTONAK, GEORGE A.
     Vice President, Zurich Kemper Investments, Inc.

BALASUBRAMANIAM, KALAMADI
     Vice President, Zurich Kemper Investments, Inc.

BARRY, JOANN M.
     Vice President, Zurich Kemper Investments, Inc.

BARSANTI, WILLIAM
     Vice President, Zurich Kemper Investments, Inc.

BIEBERLY, CHRISTINE A.
     Vice President, Zurich Kemper Investments, Inc.

BRENNAN, ELEANOR R.
     Vice President, Zurich Kemper Investments, Inc.

BUCHANAN, PAMELA S.
     Vice President, Zurich Kemper Investments, Inc.

BURKE, MARY PAT
     Vice President, Zurich Kemper Investments, Inc.

CACCIOLA, RONALD
     Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

CARTER, PAUL J.
     Vice President and Compliance Manager, Zurich Kemper Investments, Inc.

CECOLA, MARY
     Vice President, Zurich Kemper Investments, Inc.

CRAWSHAW, SUSAN
     Vice President, Zurich Kemper Investments, Inc.

ESOLA, CHARLES J.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

FERRY, JOHN A.
     Vice President, Zurich Kemper Investments, Inc.

FRIHART, THORA A.
     Vice President, Zurich Kemper Investments, Inc.

GERACI, AUGUST L.
     Vice President, Zurich Kemper Investments, Inc.

GOLAN, JAMES S.
     Vice President, Zurich Kemper Investments, Inc.

GRAY, PATRICK
     Vice President, Zurich Kemper Investments, Inc.

GROOTENDORST, TONYA
     Vice President, Zurich Kemper Investments, Inc.

HAMMAN, JR., JAMES S.
     Vice President, Zurich Kemper Investments, Inc.

HECHT, MARC L.
     Vice President, Zurich Kemper Investments, Inc.
     Assistant Secretary, Zurich Kemper Distributors, Inc.
     Assistant Secretary, ZKI Holding Corporation
     Assistant Secretary, ZKI Agency, Inc.
     Assistant Secretary, Zurich Investment Management, Inc.
     Assistant Secretary, Zurich Kemper Value Advisors, Inc.

HUOT, LISA L.
     Vice President, Zurich Kemper Investments, Inc.

JASINSKI, R. ANTHONY
     Vice President, Zurich Kemper Investments, Inc.

KARWOWSKI, KENNETH F.
     Vice President, Zurich Kemper Investments, Inc.

KENNEDY, PATRICK J.
     Vice President, Zurich Kemper Investments, Inc.

KOURY, KATHRYN E.
     Vice President, Zurich Kemper Investments, Inc.

KOWALCZYK, MARK A.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, ZKI Agency, Inc.

KRANZ, KATHY J.
     Vice President, Zurich Kemper Investments, Inc.

KRUEGER, PAMELA D.
     Vice President, Zurich Kemper Investments, Inc.

KYCE, JOYCE
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

LAUTZ, STEPHEN
     Vice President, Zurich Kemper Investments, Inc.

LITTLE, BRUCE A.
     Vice President, Zurich Kemper Investments, Inc.

MARKLEY, DAVID
     Vice President, Zurich Kemper Investments, Inc.

MATZA, LINDA
     Vice President, Zurich Kemper Investments, Inc.

McGINN, MARTHA R.
     Vice President, Zurich Kemper Investments, Inc.

MEROLD, CARLENE D.
     Vice President, Zurich Kemper Investments, Inc.

MILLER, GARY L.
     Vice President, Zurich Kemper Investments, Inc.

MILLIGAN, BRIAN J.
     Vice President, Zurich Kemper Investments, Inc.

MULLEN, TERRENCE
     Vice President, Zurich Kemper Investments, Inc.

MURPHY, THOMAS W.
     Vice President, Zurich Kemper Investments, Inc.

NEVILLE, BRIAN P.
     Vice President, Zurich Kemper Investments, Inc.

NORMAN, JR., DONALD L.
     Vice President, Zurich Kemper Investments, Inc.

NOWAK, GREGORY J.
     Vice President, Zurich Kemper Investments, Inc.

PANOZZO, ALBERT R.
     Vice President, Zurich Kemper Investments, Inc.

PAXTON, THOMAS
     Vice President, Zurich Kemper Investments, Inc.

QUADRINI, LISA L.
     Vice President, Zurich Kemper Investments, Inc.

RANDALL, JR., WALTER R.
     Vice President, Zurich Kemper Investments, Inc.

ROBINSON, DEBRA A.
     Vice President, Zurich Kemper Investments, Inc.

RODGERS, JOHN B.
     Vice President, Zurich Kemper Investments, Inc.

ROSE, KATIE M.
     Vice President, Zurich Kemper Investments, Inc.

RUDIN, MICHELLE I.
     Vice President, Zurich Kemper Investments, Inc.

SAENGER, MARYELLEN
     Vice President, Zurich Kemper Investments, Inc.

SCHUERINGS, ROBERT F.
     Vice President, Zurich Kemper Investments, Inc.

SCHULDT, STUART N.
     Vice President, Zurich Kemper Investments, Inc.

SCHWARZ, LOUIS E.
     Vice President, Zurich Kemper Investments, Inc.

SOPHER, EDWARD O.
     Vice President, Zurich Kemper Investments, Inc.

SPILLER, KATHLEEN A.
     Vice President, Zurich Kemper Investments, Inc.

SPURLING, CHRIS
     Vice President, Zurich Kemper Investments, Inc.

STROMM, LAWRENCE D.
     Vice President, Zurich Kemper Investments, Inc.

STURM, EILEEN A.
     Vice President, Zurich Kemper Investments, Inc.

SUGAR, TAMARA B.
     Vice President, Zurich Kemper Investments, Inc.

THOMAS, JILL
     Vice President, Zurich Kemper Investments, Inc.

TRUNSKY, JUDITH C.
     Vice President, Zurich Kemper Investments, Inc.

WALKER, ANGELA
     Vice President, Zurich Kemper Investments, Inc.

WATKINS, JAMES K.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

WERTH, ELIZABETH C.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Distributors, Inc.
     Assistant Secretary, Kemper Open-End Funds

WILNER, MITCHELL
     Vice President, Zurich Kemper Investments, Inc.

WIZER, BARBARA K.
     Vice President, Zurich Kemper Investments, Inc.

ZURAWSKI, CATHERINE N.
     Vice President, Zurich Kemper Investments, Inc.

ITEM 29. PRINCIPAL UNDERWRITERS

         (a) Zurich Kemper Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter of the Kemper Funds, Investors Fund Series and Kemper International Bond Fund.

         (b) Information on the officers and directors of Zurich Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                                                                      POSITIONS AND
                              POSITIONS AND OFFICES                   OFFICES WITH
         NAME                   WITH UNDERWRITER                       REGISTRANT
         ----                    ----------------                      ----------
James L. Greenawalt         Director, President                            None
William E. Chapman, II      Director, Executive Vice President             None
John E. Neal                Director                                   Vice President
Stephen B. Timbers          Director                                  President/Trustee
Patrick H. Dudasik          Financial Principal, Treasurer
                            and Chief Financial Officer                    None
Michael E. Harrington       Executive Vice President                       None
Philip D. Hausken           Vice President                                 None
Elizabeth C. Werth          Vice President                          Assistant Secretary
Charles R. Manzoni, Jr.     Secretary                                  Vice President
Marc L. Hecht               Assistant Secretary                            None
Diane E. Ratekin            Assistant Secretary                            None

         (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


     All such accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant's investment manager, Zurich Kemper Investments, Inc. and Zurich Kemper Distributors, Inc., the Registrant's principal underwriter, 222 South Riverside Plaza, Chicago, Illinois 60606 or at the offices of the custodian and transfer agent, Investors Fiduciary Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64141 or at the offices of the shareholder services agent, Zurich Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105.


ITEM 31. MANAGEMENT SERVICES

     Not applicable.

ITEM 32. UNDERTAKINGS

     (a) Not applicable.

     (b) Not applicable.

     (c) The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                              S I G N A T U R E S


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 21th day of November, 1997.



                       KEMPER NATIONAL TAX-FREE INCOME SERIES

                       By /s/ Stephen B. Timbers
                          -----------------------------
                          Stephen B. Timbers, President


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on November 21, 1997 on behalf of the following persons in the capacities indicated.


               Signature                  Title
               ---------                  -----
          /s/ Stephen B. Timbers          President
--------------------------------------    (Principal
          Stephen B. Timbers              Executive Officer)
                                          and Trustee

          /s/ David W. Belin*             Trustee
--------------------------------------

          /s/ Lewis A. Burnham*           Trustee
--------------------------------------

          /s/ Donald L. Dunaway*          Trustee
--------------------------------------

          /s/ Robert B. Hoffman*          Trustee
--------------------------------------

          /s/ Donald R. Jones*            Trustee
--------------------------------------

          /s/ Shirley D. Peterson*        Trustee
--------------------------------------

          /s/ William P. Sommers*         Trustee
--------------------------------------

          /s/ Jerome L. Duffy
--------------------------------------    Treasurer
              Jerome L. Duffy             (Principal
                                          Financial and
                                          Accounting Officer)


*Philip J. Collora signs this document pursuant to powers of attorney filed in Post-Effective Amendment No. 42 to Registration Statement on Form N-1A filed on December 18, 1996.


                               /s/ Philip J. Collora
                          -----------------------------
                               Philip J. Collora

                               INDEX TO EXHIBITS


Exhibits
     99.B1(a)                  Amended and Restated Agreement and Declaration of
                               Trust.*
     99.B1(b)                  Written Instrument Amending the Agreement and
                               Declaration of Trust.*
     99.B2.                    By-Laws.*
     99.B3.                    Inapplicable.
     99.B4(a)                  Text of Share Certificate.*
     99.B4(b)                  Written Instrument Establishing and Designating
                               Separate Classes of Shares.*
     99.B4(c)                  Written Instrument Establishing and Designating Kemper
                               Intermediate Municipal Bond Fund.*
     99.B4(d)                  Written Instrument Changing the Name of a Series.*
     99.B4(e)                  Amended and Restated Written Instrument Establishing
                               and Designating Separate Classes of Shares.*
     99.B5(a)                  Investment Management Agreement (Kemper Municipal Bond
                               Fund).*
     99.B5(b)                  Investment Management Agreement (Kemper Intermediate
                               Municipal Bond Fund).*
     99.B6(a)                  Underwriting and Distribution Services Agreement.*
     99.B6(b)                  Form of Selling Group Agreement.*
     99.B6(c)                  Addendum to Selling Group Agreement.*
     99.B7.                    Inapplicable.
     99.B8.                    Custody Agreement.*
     99.B9(a)                  Agency Agreement.*
     99.B9(b)                  Supplement to Agency Agreement.
     99.B9(c)                  Administrative Services Agreement.
     99.B9(d)                  Amendment to Administrative Services Agreement.*
     99.B9(e)                  Assignment and Assumption Agreement*
     99.B10.                   Inapplicable.
     99.B11.                   Consent and Reports of Independent Auditors.
     99.B12.                   Inapplicable.
     99.B13.                   Inapplicable.
     99.B14.                   Inapplicable.
     99.B15.                   See 6(a) above (Class B and Class C shares).
     99.B16.                   Performance Calculations.*
     99.B18.                   Multi-Distribution System Plan.*
     99.B24.                   Powers of Attorney.*
     27.All Municipal          Financial Data Schedule
     27.A Municipal            Financial Data Schedule
     27.B Municipal            Financial Data Schedule
     27.C Municipal            Financial Data Schedule
     27.All Inter. Muni        Financial Data Schedule
     27.A Inter. Muni          Financial Data Schedule
     27.B Inter. Muni          Financial Data Schedule
     27.C Inter. Muni          Financial Data Schedule
     99.485(b) Letter          Representation of Counsel (Rule 485(b)).


---------------
     * Incorporated herein by reference to the Amendment to Registrant's Registration Statement on Form N-1A identified below:


                EXHIBIT NO.                POST-EFFECTIVE AMENDMENT NO.            DATE OF FILING
                -----------                ----------------------------            --------------
   16                                                   26                             1/20/89
   1, 2 and 8, 4(a), 4(b), 4(c), 4(d),
     5, 6(b), 9(a), 9(c), 9(d), 9(e) and
     16                                                 39                             3/14/95
   5(a), 5(b), 6(a), 6(c), 9(b), 18 and
     24                                                 40                            10/30/95
                                                        42                            12/18/96